                                                                    OMB APPROVAL
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-05062
                                                     ---------

                                  ING GET Fund
                                  ------------
               (Exact name of registrant as specified in charter)

               7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

           CT Corporation System, 101 Federal Street, Boston, MA 02110
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180
                                                    --------------
Date of fiscal year end:      December 31
                              -----------
Date of reporting period:     January 1, 2003 to June 30, 2003
                              --------------------------------
ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT


(PHOTO OF COMPASS)

June 30, 2003



ING GET FUND

Series D
Series E
Series G
Series H
Series I
Series J
Series K
Series L
Series M
Series N
Series P
Series Q
Series R
Series S
Series T
Series U
Series V


                                                                [ING FUNDS LOGO]

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Letter.....................................    1
Portfolio Managers' Reports............................    2
Index Descriptions.....................................   25
Statements of Assets and Liabilities...................   26
Statements of Operations...............................   29
Statements of Changes in Net Assets....................   32
Financial Highlights...................................   41
Notes to Financial Statements..........................   58
Portfolios of Investments..............................   70
Trustee and Officer Information........................  156

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

[PHOTO]

JAMES M. HENNESSY

Dear Shareholder:

It would be an understatement to refer to this past year as a challenging one for investors. In the past twelve months, there have been a number of events on the geopolitical front and numerous economic setbacks that have tested investor resilience.

We are now in the third year of one of the longest economic downturns in U.S. history. And although few of us will take much comfort in the fact that we have coped through a particularly challenging time, perhaps we should.

We at ING Funds remain optimistic about the future. We acknowledge the recent difficulties, but we also prefer to look at the positives that have emerged in the wake of those difficulties. For instance, the quick actions on the part of the financial industry and government regulators following a string of recent corporate scandals may have helped regain investor trust as well as introduce new accounting standards that may bring permanent improvements to our industry.

Although I do not wish to overstate my enthusiasm, I do believe that the gradual market upturn of recent months supports our long-held philosophy that it is important for investors to remain focused on their long-term goals and maintain reasonable expectations.

We remain committed to providing quality service and innovative products to help meet the needs of our investors, and we are excited and optimistic about the future.

On behalf of ING Funds, I thank you for your continued support and confidence and look forward to serving you in the future.

Sincerely,

/s/ James M. Hennessy
James M. Hennessy
President
ING Funds
August 15, 2003

ING GET FUND -- SERIES D THROUGH V                    PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM:

ASSET ALLOCATION: Mary Ann Fernandez, Senior Vice President, Aeltus Investment Management, Inc. (ING Aeltus), serves as strategist for the Series and is responsible for overseeing overall Series strategy and the allocation of Series assets between the Equity and Fixed Components. Ms. Fernandez joined ING Aeltus in 1996 as Vice President of product development.

EQUITY COMPONENT: Hugh T.M. Whelan, Portfolio Manager, ING Aeltus, co-manages the Equity Component. Mr. Whelan joined ING Aeltus in 1999 and has served as a quantitative equity analyst.

Douglas K. Cote, Portfolio Manager, ING Aeltus, co-manages the Equity Component. Mr. Cote joined ING Aeltus in 1996 and has served as a quantitative equity analyst.

FIXED COMPONENT: A team of investment professionals led by James B. Kauffmann, ING Investment Management, LLC (IIM). Mr. Kauffmann joined IIM in 1996 and has over 16 years of investment experience.

INVESTMENT OBJECTIVE:

GET FUND, SERIES D-T: seeks to achieve a maximum total return (Targeted Return) without compromising a minimum targeted return by participating in favorable equity market performance during the Guarantee Period.

GET FUND, SERIES U-V: seeks to achieve maximum total return and minimal exposure of the Series' assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period.

MARKET OVERVIEW:

EQUITY COMPONENT: The first half of 2003 marked a return to positive territory for the Standard & Poor's (S&P) 500, with the index increasing 11.77% for the six months ending June 30, 2003. The positive first half performance was led by a blistering 15.37% increase in the second quarter. Investors showed their fondness for equities once again, as the substantial portion of the Iraqi War came to an end. Resolution of this conflict allowed investors to refocus on the markets, and less on the uncertain geo-political events abroad. The Federal Reserve and Washington both did their parts to create a favorable environment for equities compared to fixed income through a low interest rate environment and a tax rate reduction on dividends.

FIXED COMPONENT: Despite the uncertainties surrounding the war in Iraq, all credit sensitive sectors rallied significantly in the first half of 2003; yields on the Treasury curve dropped as well. By the second quarter strong buying from Asian central banks and mortgage hedgers propelled the ten-year Treasury from 3.80% to a low 3.10% only to see it retreat to 3.45% by quarter-end. China was reported to have been buying up to $600 million a day of short U.S. government paper, and their foreign reserves ballooned to $340 billion. As summer approached incipient signs of domestic economic stability, improving financial conditions, a firmer dollar, and positive equity markets resulted in rising rates for investment grade bonds. Nevertheless, the Lehman Aggregate Index printed another positive quarter of 2.50% which brings the year-to-date tally to 3.93%.

The Federal Reserve sent an unequivocal message to the markets with the release of its May policy statement: "the probability of an unwelcome substantial fall in inflation, though minor, exceeds that of a pickup in inflation from its already low level." Subsequent comments from Fed officials reiterated their concern about the tepid recovery and "corrosive deflation." The Fed concerns coupled with mediocre economic numbers and no signs of core inflation fueled a strong rally in bonds in May. However, the governors presented a more sanguine economic outlook by the June FOMC meeting. While the Fed did drop overnight rates to 1.00%, the bond market backed off as many participants had hoped for a larger ease of 50 basis points.

PERFORMANCE: Listed below are the Series' total returns, excluding any sales charges, for each ING GET Fund Series and their benchmark indices for the six-months ended June 30, 2003.

Series D                                                0.75%
Series E                                                1.63%
Series G                                                1.50%
Series H                                                1.97%
Series I                                                2.37%
Series J                                                2.38%
Series K                                                2.34%
Series L                                                3.26%
Series M                                                3.25%
Series N                                                3.36%
Series P                                                3.44%
Series Q                                                3.98%
Series R                                                4.36%
Series S                                                4.37%
Series T                                                4.25%
Series U(1)                                             4.49%
Series V(2)                                             0.10%
S&P 500 Index                                          11.77%
Lehman Brothers Aggregate Bond Index                    3.93%

------------------
(1) Total return calculation is from the first day of Guarantee Period
    (3/13/03).

(2) Total return calculation is from the first day of Guarantee Period
    (6/13/03).

PORTFOLIO MANAGERS' REPORT                    ING GET FUND -- SERIES D THROUGH V
--------------------------------------------------------------------------------

PORTFOLIO DISCUSSION: The Series' performance is driven by three factors: the asset allocation process, the underlying Fixed Component, which is invested primarily in U.S. Treasury and Agency securities, and the underlying Equity Component, which is invested in ING Aeltus' enhanced S&P 500 Index strategy.

The asset allocation process is designed to participate in upwardly moving equity markets, and on the downside, it is designed to focus on loss protection. The factors that are used to determine the allocation include market volatility, the current level of interest rates, time left to the maturity of the Series, and the current value of the Series' assets relative to the underlying guarantee amount. In general, the Series buys equities (and sells fixed income securities) as the equity market is rising, while selling out of equity securities (and buying fixed income securities) as the equity market is declining. Asset allocations into and out of equity and fixed income securities can impact performance, especially in rapidly moving markets or very volatile markets since reallocations generate transaction costs such as brokerage commissions. Since stocks outperformed bonds over the period, the Series' underperformance relative to the S&P 500 index is to be expected because of our asset allocation tilt toward bonds. Currently, allocations to equities as compared to bonds are low due to the declining equity markets since the inception of each of the Series.

FIXED COMPONENT:

WITH RESPECT TO GET D-P: The Fixed Component of each Series underperformed the Lehman Brothers Aggregate Bond Index as short U.S. Treasuries and Agencies underperformed other sectors, such as CMBS (collateralized mortgage-backed securities), intermediate-and long- duration U.S. Treasuries and Agencies and credit sectors, which were the big winners in the index over the period. Currently, each Series' Fixed Component is comprised primarily of short-duration securities. As each of the Series move toward maturity, the duration of the Series will shorten since we maintain a duration close to the maturity of the Series as part of our investment strategy.

WITH RESPECT TO GET Q-V: The Fixed Component of each Series outperformed the Lehman Brothers Aggregate Bond index as intermediate and longer duration U.S. Treasuries and Agencies outperformed other sectors such as short duration US treasuries and Agencies, MBS and ABS sectors. Currently, each Series' Fixed Component is comprised primarily of intermediate duration securities. As each of the Series move towards maturity, the duration of the Series will shorten since we maintain a duration close to the maturity of the Series as part of our investment strategy.

EQUITY COMPONENT: The Series' Equity Component underperformed the S&P 500. Underperformance during the period was due to individual security selection, especially within the information technology, consumer discretionary, and industrials sectors. Our underperformance can be attributed to our focus on companies with sound fundamentals, a trait that was not rewarded in the more emotion-driven market that we have been witnessing. We intentionally build portfolios that seek to maximize exposure to companies with strong business momentum and a high quality of earnings, companies that are attractive based on their valuation, and companies that are being recognized in the marketplace for their attractive qualities. However, poorly ranked stocks were often the best performers during this period.

                       ASSET ALLOCATION AS A PERCENT OF TOTAL INVESTMENTS
                       ---------------------------------------------------
                            JUNE 30, 2003            DECEMBER 31, 2002
                       ------------------------   ------------------------
                        EQUITY     FIXED INCOME    EQUITY     FIXED INCOME
                       COMPONENT    COMPONENT     COMPONENT    COMPONENT
                       ---------   ------------   ---------   ------------
Series D                  2.6%         97.4%         5.1%         94.9%
Series E                  6.4%         93.6%         5.3%         94.7%
Series G                  3.1%         96.9%         2.5%         97.5%
Series H                  6.5%         93.5%         5.4%         94.6%
Series I                  4.2%         95.8%         3.4%         96.6%
Series J                  2.1%         97.9%         0.7%         99.3%
Series K                  0.8%         99.2%         0.6%         99.4%
Series L                  4.4%         95.6%         3.6%         96.4%
Series M                  6.4%         93.6%         4.7%         95.3%
Series N                  9.5%         90.5%        12.2%         87.8%
Series P                  6.0%         94.0%         4.7%         95.3%
Series Q                 12.4%         87.6%        14.5%         85.5%
Series R                 17.5%         82.5%        10.0%         90.0%
Series S                 15.9%         84.1%        12.4%         87.6%
Series T                 16.9%         83.1%        14.3%         85.7%
Series U                 24.7%         75.3%          --         100.0%(1)
Series V                 14.4%         85.6%          --            --

------------------
(1) At 12/31/02, Series U was in the offering period.

MARKET OUTLOOK: Despite all the negative events, which weighed on the economy and markets for the past 12 months, the market appears to have bottomed in March 2003. There are currently a significant number of market and economic supports in place. Interest rates are at a 40-year low, with the Federal Reserve indicating it has no interest in raising rates until economic growth is firmly entrenched. Fiscal policy is also very accommodative, with the recent $350 billion tax cut front-loaded to stimulate the economy in 2003 and 2004. The dollar, which declined from multiyear highs, will give U.S. firms pricing advantage in overseas markets and enhance large-cap multinational profitability. Consumer confidence is rising rapidly after the end of the major portion of the Iraqi conflict, as it did in 1991.

ING GET FUND -- SERIES D THROUGH V                    PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

Record mortgage refinancing and recent tax relief have left the consumer with a great deal of liquidity, to invest or spend. Funds have recently begun to flow from very low yielding money market mutual funds back into equities. For the first quarter of 2003, corporate profitability rose above analyst estimates, but due more to increased efficiency and productivity than from a general rise in demand. Manufacturing inventories are at record low levels. Any demand created by a very accommodative monetary and fiscal policy will have to translate into increased production and employment. Technology capital replacement has already been in evidence for several quarters, which has in turn helped support the NASDAQ relative to other indexes. We look for the current gradual recovery in the economy and the markets to continue and build momentum through the third and fourth quarters of this year.

PORTFOLIO MANAGERS' REPORT                              ING GET FUND -- SERIES D
--------------------------------------------------------------------------------

                                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                                 FOR THE PERIODS ENDED JUNE 30, 2003
                                                              ------------------------------------------
                                                                                      SINCE INCEPTION OF
                                                                                       GUARANTEE PERIOD
                                                              1 YEAR                       1/16/99
                                                              ------                       -------
ING GET Fund -- Series D                                       0.59%                         1.68%
S&P 500 Index                                                  0.25%                        -4.66%(1)
Lehman Brothers Aggregate Bond Index                          10.40%                         7.32%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series D against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 02/01/99.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                See accompanying index descriptions on page 25.

ING GET FUND -- SERIES E                              PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                                 FOR THE PERIODS ENDED JUNE 30, 2003
                                                              ------------------------------------------
                                                                                      SINCE INCEPTION OF
                                                                                       GUARANTEE PERIOD
                                                              1 YEAR                       09/15/99
                                                              ------                       --------
ING GET Fund -- Series E                                       4.30%                         2.37%
S&P 500 Index                                                  0.25%                        -6.30%(1)
Lehman Brothers Aggregate Bond Index                          10.40%                         9.20%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series E against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 09/01/99.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                See accompanying index descriptions on page 25.

PORTFOLIO MANAGERS' REPORT                              ING GET FUND -- SERIES G
--------------------------------------------------------------------------------

                                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                                 FOR THE PERIODS ENDED JUNE 30, 2003
                                                              ------------------------------------------
                                                                                      SINCE INCEPTION OF
                                                                                       GUARANTEE PERIOD
                                                              1 YEAR                       12/15/99
                                                              ------                       --------
ING GET Fund -- Series G                                       4.43%                         2.16%
S&P 500 Index                                                  0.25%                        -8.12%(1)
Lehman Brothers Aggregate Bond Index                          10.40%                         9.41%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series G against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 12/01/99.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                See accompanying index descriptions on page 25.

ING GET FUND -- SERIES H                              PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                                 FOR THE PERIODS ENDED JUNE 30, 2003
                                                              ------------------------------------------
                                                                                      SINCE INCEPTION OF
                                                                                       GUARANTEE PERIOD
                                                              1 YEAR                       3/15/00
                                                              ------                       -------
ING GET Fund -- Series H                                       6.09%                         2.52%
S&P 500 Index                                                  0.25%                        -8.33%(1)
Lehman Brothers Aggregate Bond Index                          10.40%                         9.31%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series H against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 03/01/00.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                See accompanying index descriptions on page 25.

PORTFOLIO MANAGERS' REPORT                              ING GET FUND -- SERIES I
--------------------------------------------------------------------------------

                                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                                 FOR THE PERIODS ENDED JUNE 30, 2003
                                                              ------------------------------------------
                                                                                      SINCE INCEPTION OF
                                                                                       GUARANTEE PERIOD
                                                              1 YEAR                       6/15/00
                                                              ------                       -------
ING GET Fund -- Series I                                       5.83%                         2.39%
S&P 500 Index                                                  0.25%                       -10.21%(1)
Lehman Brothers Aggregate Bond Index                          10.40%                        10.53%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series I against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 06/01/00.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                See accompanying index descriptions on page 25.

ING GET FUND -- SERIES J                              PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                                 FOR THE PERIODS ENDED JUNE 30, 2003
                                                              ------------------------------------------
                                                                                      SINCE INCEPTION OF
                                                                                       GUARANTEE PERIOD
                                                              1 YEAR                       9/14/00
                                                              ------                       -------
ING GET Fund -- Series J                                       6.54%                         2.27%
S&P 500 Index                                                  0.25%                       -13.19%(1)
Lehman Brothers Aggregate Bond Index                          10.40%                         9.79%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series J against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 09/01/00.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                See accompanying index descriptions on page 25.

PORTFOLIO MANAGERS' REPORT                              ING GET FUND -- SERIES K
--------------------------------------------------------------------------------

                                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                                 FOR THE PERIODS ENDED JUNE 30, 2003
                                                              ------------------------------------------
                                                                                      SINCE INCEPTION OF
                                                                                       GUARANTEE PERIOD
                                                              1 YEAR                       12/14/00
                                                              ------                       --------
ING GET Fund -- Series K                                       6.81%                         2.47%
S&P 500 Index                                                  0.25%                        -9.58%(1)
Lehman Brothers Aggregate Bond Index                          10.40%                         9.55%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series K against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 12/01/00.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                See accompanying index descriptions on page 25.

ING GET FUND -- SERIES L                              PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                                 FOR THE PERIODS ENDED JUNE 30, 2003
                                                              ------------------------------------------
                                                                                      SINCE INCEPTION OF
                                                                                       GUARANTEE PERIOD
                                                              1 YEAR                       03/15/01
                                                              ------                       --------
ING GET Fund -- Series L                                       6.69%                         2.53%
S&P 500 Index                                                  0.25%                        -8.38%(1)
Lehman Brothers Aggregate Bond Index                          10.40%                         8.59%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series L against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 03/01/01.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                See accompanying index descriptions on page 25.

PORTFOLIO MANAGERS' REPORT                              ING GET FUND -- SERIES M
--------------------------------------------------------------------------------

                                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                                 FOR THE PERIODS ENDED JUNE 30, 2003
                                                              ------------------------------------------
                                                                                      SINCE INCEPTION OF
                                                                                       GUARANTEE PERIOD
                                                              1 YEAR                       06/14/01
                                                              ------                       --------
ING GET Fund -- Series M                                       7.30%                         2.66%
S&P 500 Index                                                  0.25%                       -10.04%(1)
Lehman Brothers Aggregate Bond Index                          10.40%                         9.31%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series M against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 06/01/01.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                See accompanying index descriptions on page 25.

ING GET FUND -- SERIES N                              PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                                                                        TOTAL RETURNS FOR THE
                                                                     PERIODS ENDED JUNE 30, 2003
                                                              ------------------------------------------
                                                                                      SINCE INCEPTION OF
                                                                                       GUARANTEE PERIOD
                                                              1 YEAR                       09/18/01
                                                              ------                       --------
ING GET Fund -- Series N                                       5.75%                         3.27%
S&P 500 Index                                                  0.25%                        -2.09%(1)
Lehman Brothers Aggregate Bond Index                          10.40%                         8.12%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series N against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 10/01/01.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                See accompanying index descriptions on page 25.

PORTFOLIO MANAGERS' REPORT                              ING GET FUND -- SERIES P
--------------------------------------------------------------------------------

                                                                         TOTAL RETURNS FOR THE
                                                                      PERIODS ENDED JUNE 30, 2003
                                                            ------------------------------------------------
                                                                                      SINCE INCEPTION OF
                                                                                       GUARANTEE PERIOD
                                                            1 YEAR                         12/13/01
                                                            ------                         --------
ING GET Fund -- Series P                                     6.77%                           3.21%
S&P 500 Index                                                0.25%                          -7.87%(1)
Lehman Brothers Aggregate Bond Index                        10.40%                           8.54%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series P against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 12/01/01.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                See accompanying index descriptions on page 25.

ING GET FUND -- SERIES Q                              PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                                                                         TOTAL RETURNS FOR THE
                                                                       PERIOD ENDED JUNE 30, 2003
                                                            ------------------------------------------------
                                                                                      SINCE INCEPTION OF
                                                                                       GUARANTEE PERIOD
                                                            1 YEAR                         03/15/02
                                                            ------                         --------
ING GET Fund -- Series Q                                     8.12%                           4.72%
S&P 500 Index                                                0.25%                          -7.53%(1)
Lehman Brothers Aggregate Bond Index                        10.40%                           9.29%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series Q against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 03/01/02.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                See accompanying index descriptions on page 25.

PORTFOLIO MANAGERS' REPORT                              ING GET FUND -- SERIES R
--------------------------------------------------------------------------------

                                                                        TOTAL RETURNS FOR THE
                                                                      PERIOD ENDED JUNE 30, 2003
                                                              ------------------------------------------
                                                                                      SINCE INCEPTION OF
                                                                                       GUARANTEE PERIOD
                                                              1 YEAR                       06/14/02
                                                              ------                       --------
ING GET Fund -- Series R                                       7.15%                         6.29%
S&P 500 Index                                                  0.25%                        -6.38%(1)
Lehman Brothers Aggregate Bond Index                          10.40%                        10.44%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series R against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 06/01/02.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                See accompanying index descriptions on page 25.

ING GET FUND -- SERIES S                              PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                                                                TOTAL RETURNS FOR THE
                                                              PERIOD ENDED JUNE 30, 2003
                                                              --------------------------
                                                                  SINCE INCEPTION OF
                                                                   GUARANTEE PERIOD
                                                                       09/12/02
                                                                       --------
ING GET Fund -- Series S                                                5.57%
S&P 500 Index                                                           8.02%(1)
Lehman Brothers Aggregate Bond Index                                    7.27%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series S against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 09/01/02.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                See accompanying index descriptions on page 25.

PORTFOLIO MANAGERS' REPORT                              ING GET FUND -- SERIES T
--------------------------------------------------------------------------------

                                                                TOTAL RETURNS FOR THE
                                                              PERIOD ENDED JUNE 30, 2003
                                                              --------------------------
                                                                  SINCE INCEPTION OF
                                                                   GUARANTEE PERIOD
                                                                       12/12/02
                                                                       --------
ING GET Fund -- Series T                                                5.30%
S&P 500 Index                                                           5.20%(1)
Lehman Brothers Aggregate Bond Index                                    6.08%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series T against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 12/01/02.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                See accompanying index descriptions on page 25.

ING GET FUND -- SERIES U                              PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                                                                TOTAL RETURNS FOR THE
                                                              PERIOD ENDED JUNE 30, 2003
                                                              --------------------------
                                                                  SINCE INCEPTION OF
                                                                   GUARANTEE PERIOD
                                                                       03/13/03
                                                                       --------
ING GET Fund -- Series U                                                 4.49%
S&P 500 Index                                                           16.52%(1)
Lehman Brothers Aggregate Bond Index                                     2.42%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series U against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 03/01/03.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                See accompanying index descriptions on page 25.

PORTFOLIO MANAGERS' REPORT                              ING GET FUND -- SERIES V
--------------------------------------------------------------------------------

                                                                TOTAL RETURNS FOR THE
                                                              PERIOD ENDED JUNE 30, 2003
                                                              --------------------------
                                                                  SINCE INCEPTION OF
                                                                   GUARANTEE PERIOD
                                                                       06/13/03
                                                                       --------
ING GET Fund -- Series V                                                0.10%
S&P 500 Index                                                           1.28%(1)
Lehman Brothers Aggregate Bond Index                                    0.20%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series V against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 06/01/03.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                See accompanying index descriptions on page 25.

INVESTMENT STRATEGY AND PRINCIPAL RISKS       ING GET FUND -- SERIES D THROUGH V
--------------------------------------------------------------------------------

WHAT IS THE INVESTMENT STRATEGY DURING THE GUARANTEE PERIOD?

The Series does not implement an "investment strategy" in any conventional sense. Rather, the Series' asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee. The Series allocates its assets among the following asset classes:

During the Guarantee Period, the Series' assets will be allocated between the:

      - EQUITY COMPONENT, consisting of common stocks included in the Standard and Poor's 500 Index (S&P 500) and futures contracts on the S&P 500; and the

      - FIXED COMPONENT, consisting primarily of short-to intermediate-duration U.S. Government securities.

The Series' asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while controlling the risk that an insurance company will be required to make payment under the Guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, or to any investment returns generated by the Series.

HOW DOES THE SERIES' ASSET ALLOCATION WORK?

Aeltus Investment Management, Inc. (ING Aeltus), the sub-adviser to the Series, uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series' total annual expenses, insurance company separate account expenses, and the Maturity Date. The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that even if it were to experience a 30% decline in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Guarantee. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.

EQUITY COMPONENT: Aeltus manages the Equity Component by overweighting those stocks in the S&P 500 that it believes will outperform the S&P 500, and underweighting (or avoiding altogether) those stocks Aeltus believes will underperform the S&P 500. Stocks Aeltus believes are likely to match the performance of the S&P 500 are invested in proportion to their representation in the Index. To determine which stocks to weight more or less heavily, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, Aeltus generally includes in the Equity Component between 400 and 450 stocks included in the S&P 500. Aeltus expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 in both rising and falling markets.

The Board of Directors of the Series recently approved an addition to the investment strategy which is described more fully in a Supplement to the Prospectus mailed to you with this Report. Under that strategy, if the Equity Component's market value is $5 million or less, in order to replicate an investment in stocks listed in the S&P 500, Aeltus may invest the entire amount of the Equity Component's assets in S&P 500 futures, in exchange traded funds
(ETFs), or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Series' investment in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. Aeltus will not employ an enhanced index strategy when it invests in S&P 500 futures and ETFs.

FIXED COMPONENT: Aeltus looks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date. Generally, at least 55% of the Fixed Component will consist of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also consist of mortgage backed securities (including commercial mortgage backed securities) which are rated AAA or Aaa at the time of purchase by Moody's Investors Service, Inc. (Moody's) or S&P, respectively, and corporate obligations which are rated at the time of

ING GET FUND -- SERIES D THROUGH V       INVESTMENT STRATEGY AND PRINCIPAL RISKS
--------------------------------------------------------------------------------

purchase A- or higher by S&P and/or Aa3 or higher by Moody's. The Fixed Component may also include U.S. Treasury futures and money market instruments.

WHAT ARE THE PRINCIPAL GUARANTEE PERIOD RISKS?

ALLOCATION RISK. If, at the inception of, or any time during, the Guarantee Period interest rates are low, the Series' assets may be largely invested in the Fixed Component in order to decrease the likelihood that an insurance company would be required to make any payment under the Guarantee. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series' assets may become largely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

ASSET ALLOCATION MAY UNDERPERFORM STATIC STRATEGIES. The asset allocation process results in transaction costs. Volatile periods in the market may increase these costs. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Series, may increase the Series' transaction costs.

OPPORTUNITY COSTS. There are substantial opportunity costs associated with an investment in the Series. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee.

Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Series assets. If the market value of the Equity Component rises, the percentage of the Series' assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components as well as the past performance of the Series will affect these allocations. For example, if the Series incurs early losses, the Series may allocate 100% of the Series' assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component.

The extent to which the Series participates in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Series, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Series and of the underlying contract, and other factors. The Series might capture a material portion, very little or none of any Equity Component increase.

It is possible that on the Maturity Date, a Contract holder or Participant could receive only the guaranteed amount even though the equity markets, as well as the Equity Component, has had significant positive performance during the Guarantee Period.

WORSE CASE SCENARIOS FOR THE SERIES' EQUITY PARTICIPATION. The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee Period: (a) the Series' NAV decreases; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Series' assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

ANNUITY CHARGES. Contract holders and Participants acquiring interests in the Series through separate accounts are not all subject to the same contract charges. The Series' asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series assets. As such, Contract holders and Participants will incur different opportunity costs, as the Series' Equity Component allocation will be reduced so as to preserve the Series' assets at a level that may be higher than that needed to return to certain investors their initial separate account investment directed to the Series as of the Maturity Date, plus their (lower) contract charges.

STOCK AND BOND INVESTMENTS. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.

With mortgage backed securities, there is a risk of prepayment of the underlying mortgage. Because

INVESTMENT STRATEGY AND PRINCIPAL RISKS       ING GET FUND -- SERIES D THROUGH V
--------------------------------------------------------------------------------

prepayments of principal generally occur when interest rates are declining, it is likely that the Series may have to reinvest the proceeds of prepayments at lower yields. In addition, with credit risk, the Series could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Series is subject to less credit risk than other funds because it principally invests in debt securities issued or guaranteed by the U.S. Government or its agencies.

DECLINING INTEREST RATES. A decline in prevailing U.S. interest rates could materially increase the opportunity costs. Any such decline would increase the present value of the Guarantee, potentially causing the Series to allocate all or substantially all of the Series' assets to the Fixed Component in order to assure that such assets do not fall below the Guarantee.

FUTURES CONTRACTS. The Series may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Series uses futures for hedging purposes or to temporarily increase or limit exposure to a particular asset class. The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual investment made in the futures contract.

ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The LEHMAN BROTHERS AGGREGATE BOND INDEX is a widely recognized index of publicly issued fixed-rate U.S. government, investment grade mortgage-backed and corporate debt securities.

The NASDAQ COMPOSITE INDEX is a broad-based capitalization-weighted index of all NASDAQ National Market & SmallCap stocks.

The S&P 500 INDEX is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

      STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                  ING            ING            ING            ING            ING           ING           ING
                                GET FUND       GET FUND       GET FUND       GET FUND      GET FUND      GET FUND      GET FUND
                               SERIES - D     SERIES - E     SERIES - G     SERIES - H    SERIES - I    SERIES - J    SERIES - K
                               ----------     ----------     ----------     ----------    ----------    ----------    ----------
ASSETS:
Investments in securities,
  at value*                   $343,700,979   $379,260,444   $186,535,939   $139,004,413   $80,451,749   $67,605,264   $77,708,139
Short-term investments, at
  amortized cost                 1,723,000      3,738,000        902,000      1,231,000       605,000       421,000       386,000
Cash                                   993          1,270             --            854            59           990       493,113
Receivables:
  Dividends and interest         3,038,619         32,167          7,848         24,252         5,033        26,093           856
Prepaid expenses                     3,988          4,038          1,953          1,475           836           706           852
Reimbursement due from
  manager                               --             --            783             --         2,671         4,274         4,883
                              ------------   ------------   ------------   ------------   -----------   -----------   -----------
  Total assets                 348,467,579    383,035,919    187,448,523    140,261,994    81,065,348    68,058,327    78,593,843
                              ------------   ------------   ------------   ------------   -----------   -----------   -----------
LIABILITIES:
Payable to affiliates              182,993        200,605         98,589         73,475        42,385        35,707        41,492
Payable for trustee fees             6,973          7,923          4,231          2,856         1,577         1,524         2,255
Other accrued expenses and
  liabilities                       81,122         79,259         63,828         56,271        50,318        52,035        55,760
                              ------------   ------------   ------------   ------------   -----------   -----------   -----------
  Total liabilities                271,088        287,787        166,648        132,602        94,280        89,266        99,507
                              ------------   ------------   ------------   ------------   -----------   -----------   -----------
NET ASSETS                    $348,196,491   $382,748,132   $187,281,875   $140,129,392   $80,971,068   $67,969,061   $78,494,336
                              ============   ============   ============   ============   ===========   ===========   ===========
NET ASSETS WERE
  COMPRISED OF:
Paid-in capital               $370,252,506   $386,251,354   $186,346,795   $136,965,459   $79,417,031   $67,055,418   $75,835,113
Undistributed net investment
  income                        19,612,917     23,080,120     10,887,458      8,288,186     4,110,912     3,539,654     3,572,748
Accumulated net realized
  loss on investments          (44,016,915)   (43,146,613)   (18,810,590)   (12,314,658)   (7,272,295)   (6,757,390)   (5,316,904)
Net unrealized appreciation
  of investments                 2,347,983     16,563,271      8,858,212      7,190,405     4,715,420     4,131,379     4,403,379
                              ------------   ------------   ------------   ------------   -----------   -----------   -----------
NET ASSETS                    $348,196,491   $382,748,132   $187,281,875   $140,129,392   $80,971,068   $67,969,061   $78,494,336
                              ============   ============   ============   ============   ===========   ===========   ===========
------------------
* Cost of investments in
  securities                  $341,352,996   $362,697,173   $177,667,727   $131,814,008   $75,736,329   $63,473,885   $73,304,760
Net assets                    $348,196,491   $382,748,132   $187,281,875   $140,129,392   $80,971,068   $67,969,061   $78,494,336
Shares authorized                unlimited      unlimited      unlimited      unlimited     unlimited     unlimited     unlimited
Par value                     $      0.001   $      0.001   $      0.001   $      0.001   $     0.001   $     0.001   $     0.001
Shares outstanding              36,804,919     38,284,742     18,444,617     13,548,841     7,824,778     6,586,200     7,465,587
Net asset value and
  redemption price per share  $       9.46   $      10.00   $      10.15   $      10.34   $     10.35   $     10.32   $     10.51

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                ING           ING            ING            ING            ING            ING            ING
                             GET FUND       GET FUND       GET FUND       GET FUND       GET FUND       GET FUND       GET FUND
                            SERIES - L     SERIES - M     SERIES - N     SERIES - P     SERIES - Q     SERIES - R     SERIES - S
                            ----------     ----------     ----------     ----------     ----------     ----------     ----------
ASSETS:
Investments in securities,
  at value*                 $72,340,723   $104,889,775   $110,986,386   $196,028,625   $202,766,536   $189,809,672   $288,558,567
Short-term investments, at
  amortized cost                542,000        777,000        872,000      1,722,000      1,621,000      1,680,000      2,793,000
Cash                                762          1,046            797            985            748            239            891
Receivables:
  Dividends and interest         56,635          8,965         22,940         15,617         46,779         59,744         61,407
Prepaid expenses                    754          1,136          1,185          2,033         14,635         13,897         24,138
Reimbursement due from
  manager                         3,484          1,671          1,397             --             --             --             --
                            -----------   ------------   ------------   ------------   ------------   ------------   ------------
  Total assets               72,944,358    105,679,593    111,884,705    197,769,260    204,449,698    191,563,552    291,438,003
                            -----------   ------------   ------------   ------------   ------------   ------------   ------------
LIABILITIES:
Payable to affiliates            38,476         56,187         59,622        146,782        152,391        149,182        218,312
Payable for trustee fees          1,471          2,560          2,462          4,267          4,260          2,914          3,568
Other accrued expenses and
  liabilities                    54,779         54,963         52,078         59,615         59,531         84,828         62,559
                            -----------   ------------   ------------   ------------   ------------   ------------   ------------
  Total liabilities              94,726        113,710        114,162        210,664        216,182        236,924        284,439
                            -----------   ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS                  $72,849,632   $105,565,883   $111,770,543   $197,558,596   $204,233,516   $191,326,628   $291,153,564
                            ===========   ============   ============   ============   ============   ============   ============
NET ASSETS WERE COMPRISED
  OF:
Paid-in capital             $70,350,232   $101,561,853   $106,979,578   $187,395,940   $195,048,985   $180,555,938   $275,896,545
Undistributed net
  investment income           3,697,791      5,523,909      4,415,299      7,610,882      2,754,298      2,597,510      3,163,556
Accumulated net realized
  gain (loss) on
  investments                (6,036,663)    (9,801,396)    (6,302,708)   (10,396,723)    (8,583,071)    (3,106,279)       651,983
Net unrealized
  appreciation of
  investments                 4,838,272      8,281,517      6,678,374     12,948,497     15,013,304     11,279,459     11,441,480
                            -----------   ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS                  $72,849,632   $105,565,883   $111,770,543   $197,558,596   $204,233,516   $191,326,628   $291,153,564
                            ===========   ============   ============   ============   ============   ============   ============
------------------
* Cost of investments in
  securities                $67,502,451   $ 96,608,258   $104,308,012   $183,080,128   $187,753,232   $178,530,213   $277,117,087

Net assets                     $72,849,632   $105,565,883   $111,770,543   $197,558,596   $204,233,516   $191,326,628   $291,153,564
Shares authorized                unlimited      unlimited      unlimited      unlimited      unlimited      unlimited      unlimited
Par value                      $     0.001   $      0.001   $      0.001   $      0.001   $      0.001   $      0.001   $      0.001
Shares outstanding               6,971,654     10,062,848     10,684,054     18,763,714     19,558,381     18,153,195     27,710,203
Net asset value and
  redemption price per share   $     10.45   $      10.49   $      10.46   $      10.53   $      10.44   $      10.54   $      10.51

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                  ING               ING                ING
                                                                GET FUND          GET FUND          GET FUND
                                                               SERIES - T        SERIES - U       SERIES - V(1)
                                                               ----------        ----------       -------------
ASSETS:
Investments in securities, at value*                          $217,864,938      $223,826,883      $455,058,186
Short-term investments, at amortized cost                        1,915,000         1,917,000         4,416,000
Cash                                                                   544               577               949
Receivables:
  Dividends and interest                                            49,315           322,306            41,736
Prepaid expenses                                                    15,751                --                --
Reimbursement due from manager                                       6,000                --                --
                                                              ------------      ------------      ------------
  Total assets                                                 219,851,548       226,066,766       459,516,871
                                                              ------------      ------------      ------------
LIABILITIES:
Payable to affiliates                                              167,932           182,916           211,676
Payable for trustee fees                                             4,061             5,310             1,075
Other accrued expenses and liabilities                              34,022            28,355            16,756
                                                              ------------      ------------      ------------
  Total liabilities                                                206,015           216,581           229,507
                                                              ------------      ------------      ------------
NET ASSETS                                                    $219,645,533      $225,850,185      $459,287,364
                                                              ============      ============      ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                               $205,753,518      $211,261,771      $468,816,426
Undistributed net investment income                              2,906,080         1,472,650           307,173
Accumulated net realized gain (loss) on investments              1,226,025         5,406,812           (17,225)
Net unrealized appreciation (depreciation) of investments        9,759,910         7,708,952        (9,819,010)
                                                              ------------      ------------      ------------
NET ASSETS                                                    $219,645,533      $225,850,185      $459,287,364
                                                              ============      ============      ============
------------------
* Cost of investments in securities                           $208,105,028      $216,117,931      $464,877,196

Net assets                                                    $219,645,533      $225,850,185      $459,287,364
Shares authorized                                                unlimited         unlimited         unlimited
Par value                                                     $      0.001      $      0.001      $      0.001
Shares outstanding                                              20,814,775        21,564,032        46,822,718
Net asset value and redemption price per share                $      10.55      $      10.47      $       9.81

------------------
(1) Commenced operations on March 13, 2003.

                 See Accompanying Notes to Financial Statements

  STATEMENTS OF OPERATIONS for the six months ended June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                          ING           ING           ING          ING          ING          ING          ING
                                       GET FUND      GET FUND      GET FUND      GET FUND     GET FUND     GET FUND     GET FUND
                                      SERIES - D    SERIES - E    SERIES - G    SERIES - H   SERIES - I   SERIES - J   SERIES - K
                                      ----------    ----------    ----------    ----------   ----------   ----------   ----------
INVESTMENT INCOME:
  Dividends                           $    81,953   $   204,727   $    48,604   $   75,913   $   28,312   $    6,763   $    5,266
  Interest                              6,975,669     8,500,978     4,108,329    3,116,354    1,620,584    1,375,686    1,381,071
                                      -----------   -----------   -----------   ----------   ----------   ----------   ----------
    Total investment income             7,057,622     8,705,705     4,156,933    3,192,267    1,648,896    1,382,449    1,386,337
                                      -----------   -----------   -----------   ----------   ----------   ----------   ----------
EXPENSES:
  Investment management fees            1,077,017     1,162,711       571,889      425,247      245,902      206,735      239,210
  Transfer agent fees                       1,818         1,728         1,728        1,764        1,755        1,746        1,746
  Administrative service fees              98,727       106,582        52,423       38,981       22,541       18,951       21,928
  Shareholder reporting expense            10,749        10,280         5,596        4,149        2,653        2,440        4,562
  Professional fees                        18,555        16,429        13,559       13,295       12,818       12,800       12,776
  Custody and accounting expense           64,880        61,200        45,000       39,001       32,000       37,750       41,940
  Trustee fees                             12,801        11,140         5,405        4,043        2,309        1,980        2,366
  Insurance expense                         4,405         4,523         4,007        1,658          943          803          965
  Miscellaneous expense                     7,259         7,491         2,203        4,185        2,655        2,413        2,988
                                      -----------   -----------   -----------   ----------   ----------   ----------   ----------
    Total expenses                      1,296,211     1,382,084       701,810      532,323      323,576      285,618      328,481
Less:
  Net waived and reimbursed fees               --            --            --           --       14,998       25,665       29,264
                                      -----------   -----------   -----------   ----------   ----------   ----------   ----------
    Net expenses                        1,296,211     1,382,084       701,810      532,323      308,578      259,953      299,217
                                      -----------   -----------   -----------   ----------   ----------   ----------   ----------
  Net investment income                 5,761,411     7,323,621     3,455,123    2,659,944    1,340,318    1,122,496    1,087,120
                                      -----------   -----------   -----------   ----------   ----------   ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) on
    investments                        (1,019,201)      563,460       833,066       16,134      105,122      332,996      218,949
  Net change in unrealized
    appreciation (depreciation) on
    investments                        (2,177,403)   (1,692,431)   (1,420,448)     204,461      445,443      150,614      582,613
    Net realized and unrealized
      gain (loss) on investments       (3,196,604)   (1,128,971)     (587,382)     220,595      550,565      483,610      801,562
                                      -----------   -----------   -----------   ----------   ----------   ----------   ----------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS         $ 2,564,807   $ 6,194,650   $ 2,867,741   $2,880,539   $1,890,883   $1,606,106   $1,888,682
                                      ===========   ===========   ===========   ==========   ==========   ==========   ==========

                 See Accompanying Notes to Financial Statements

  STATEMENTS OF OPERATIONS for the six months ended June 30, 2003 (Unaudited)
                                  (Continued)
--------------------------------------------------------------------------------

                                           ING          ING          ING          ING          ING          ING           ING
                                         GET FUND     GET FUND     GET FUND     GET FUND     GET FUND     GET FUND     GET FUND
                                        SERIES - L   SERIES - M   SERIES - N   SERIES - P   SERIES - Q   SERIES - R   SERIES - S
                                        ----------   ----------   ----------   ----------   ----------   ----------   ----------
INVESTMENT INCOME:
  Dividends                             $   26,859   $   53,711   $   99,593   $   97,836   $  219,575   $  241,836   $   384,044
  Interest                               1,439,565    2,165,162    1,832,833    3,550,400    3,610,106    3,344,910     4,254,264
                                        ----------   ----------   ----------   ----------   ----------   ----------   -----------
    Total investment income              1,466,424    2,218,873    1,932,426    3,648,236    3,829,681    3,586,746     4,638,308
                                        ----------   ----------   ----------   ----------   ----------   ----------   -----------
EXPENSES:
  Investment management fees               220,999      328,828      345,774      626,952      653,618      612,500       931,581
  Distribution and service fees                 --           --           --           --      272,341      255,208       388,159
  Transfer agent fees                        1,854        1,764        1,800        1,836        1,800          269         1,845
  Administrative service fees               20,258       30,143       31,696      318,701       59,915       56,146        85,395
  Shareholder reporting expense              4,103        2,353        3,465        5,490        5,615        3,366         3,470
  Registration fees                             --           --           --           --        3,667        3,527         5,369
  Professional fees                         12,794       13,324       13,232       13,419       13,753       10,981        23,739
  Custody and accounting expense            34,925       37,750       37,950       51,690       52,065       29,530        50,995
  Trustee fees                               2,079        3,134        3,353        5,435        5,529        4,480         9,105
  Insurance expense                            853        1,285        1,321        2,450        2,551        2,399         2,398
  Miscellaneous expense                      2,512        4,000        4,051        4,804        4,529        4,073         5,385
  Organization fees                             --           --           --           --           --        8,931         9,862
                                        ----------   ----------   ----------   ----------   ----------   ----------   -----------
    Total expenses                         300,377      422,581      442,642    1,030,777    1,075,383      991,410     1,517,303
Less:
  Net waived and reimbursed
    (recouped) fees                         22,498        9,098        7,931           --           --      (15,000)           --
                                        ----------   ----------   ----------   ----------   ----------   ----------   -----------
    Net expenses                           277,879      413,483      434,711    1,030,777    1,075,383    1,006,410     1,517,303
                                        ----------   ----------   ----------   ----------   ----------   ----------   -----------
  Net investment income                  1,188,545    1,805,390    1,497,715    2,617,459    2,754,298    2,580,336     3,121,005
                                        ----------   ----------   ----------   ----------   ----------   ----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain on investments         310,817      669,320      478,967    2,691,810    2,949,163    2,541,399     1,806,621
  Net change in unrealized
    appreciation on investments            901,571    1,045,116    1,946,024    2,019,106    3,131,284    3,924,751     8,608,711
    Net realized and unrealized gain
      on investments                     1,212,388    1,714,436    2,424,991    4,710,916    6,080,447    6,466,150    10,415,332
                                        ----------   ----------   ----------   ----------   ----------   ----------   -----------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS           $2,400,933   $3,519,826   $3,922,706   $7,328,375   $8,834,745   $9,046,486   $13,536,337
                                        ==========   ==========   ==========   ==========   ==========   ==========   ===========

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------

                                                                    ING              ING              ING
                                                                 GET FUND         GET FUND         GET FUND
                                                                SERIES - T       SERIES - U       SERIES - V
                                                                ----------       ----------       ----------
                                                                SIX MONTHS       SIX MONTHS         PERIOD
                                                                   ENDED            ENDED            ENDED
                                                                 JUNE 30,         JUNE 30,         JUNE 30,
                                                                   2003             2003            2003(1)
                                                                   ----             ----            -------
INVESTMENT INCOME:
  Dividends                                                     $   325,275      $   269,872      $    41,693
  Interest                                                        3,541,230        2,073,366          523,179
                                                                -----------      -----------      -----------
    Total investment income                                       3,866,505        2,343,238          564,872
                                                                -----------      -----------      -----------
EXPENSES:
  Investment management fees                                        767,968          523,833          148,224
  Distribution and service fees                                     319,986          219,772           71,262
  Transfer agent fees                                                 1,710            3,531            1,567
  Administrative service fees                                        70,397           48,350           15,677
  Shareholder reporting expense                                       1,620            1,747            3,023
  Registration fees                                                   4,561              115              146
  Professional fees                                                  26,360           32,601            6,402
  Custody and accounting expense                                     43,769           34,492            5,274
  Trustee fees                                                        5,543            5,740            1,100
  Insurance expense                                                      14               --               --
  Miscellaneous expense                                               1,914              786            5,024
                                                                -----------      -----------      -----------
    Total expenses                                                1,243,842          870,967          257,699
Less:
  Net recouped fees                                                 (19,000)              --               --
                                                                -----------      -----------      -----------
    Net expenses                                                  1,262,842          870,967          257,699
                                                                -----------      -----------      -----------
  Net investment income                                           2,603,663        1,472,271          307,173
                                                                -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FUTURES:
  Net realized gain (loss) on:
    Investments                                                   1,784,522        5,377,174          (17,225)
    Futures contracts                                              (389,575)          29,638               --
                                                                -----------      -----------      -----------
      Net realized gain (loss)                                    1,394,947        5,406,812          (17,225)
                                                                -----------      -----------      -----------
  Net change in unrealized appreciation (depreciation) on:
    Investments                                                   7,048,878        7,708,784       (9,819,010)
    Futures                                                          51,476               --               --
                                                                -----------      -----------      -----------
      Net change in unrealized appreciation (depreciation)        7,100,354        7,708,784       (9,819,010)
                                                                -----------      -----------      -----------
    Net realized and unrealized gain (loss) on investments
     and futures                                                  8,495,301       13,115,596       (9,836,235)
                                                                -----------      -----------      -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                  $11,098,964      $14,587,867      $(9,529,062)
                                                                ===========      ===========      ===========

------------------
(1) Commenced operations on March 13, 2003.

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                ING GET FUND - SERIES D         ING GET FUND - SERIES E
                                                              ----------------------------    ----------------------------
                                                               SIX MONTHS                      SIX MONTHS
                                                                 ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                                                JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                                  2003            2002            2003            2002
                                                                  ----            ----            ----            ----
FROM OPERATIONS:
Net investment income                                         $  5,761,411    $ 13,853,176    $  7,323,621    $ 15,761,275
Net realized gain (loss) on investments                         (1,019,201)     (7,307,024)        563,460      (2,649,830)
Net change in unrealized appreciation (depreciation) on
  investments                                                   (2,177,403)     (3,742,769)     (1,692,431)      3,772,454
                                                              ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations             2,564,807       2,803,383       6,194,650      16,883,899
                                                              ------------    ------------    ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                                   --     (18,062,001)             --     (17,041,241)
                                                              ------------    ------------    ------------    ------------
Total distributions                                                     --     (18,062,001)             --     (17,041,241)
                                                              ------------    ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested                                                    --      18,062,001              --      17,041,241
Cost of shares redeemed                                        (35,820,948)    (79,269,433)    (27,494,318)    (57,588,649)
                                                              ------------    ------------    ------------    ------------
Net decrease in net asset resulting from capital share
  transactions                                                 (35,820,948)    (61,207,432)    (27,494,318)    (40,547,408)
                                                              ------------    ------------    ------------    ------------
Net decrease in net assets                                     (33,256,141)    (76,466,050)    (21,299,668)    (40,704,750)
NET ASSETS:
Beginning of period                                            381,452,632     457,918,682     404,047,800     444,752,550
                                                              ------------    ------------    ------------    ------------
End of period                                                 $348,196,491    $381,452,632    $382,748,132    $404,047,800
                                                              ============    ============    ============    ============
Undistributed net investment income at end of period          $ 19,612,917    $ 13,851,506    $ 23,080,120    $ 15,756,499
                                                              ============    ============    ============    ============

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                ING GET FUND - SERIES G         ING GET FUND - SERIES H
                                                              ----------------------------    ----------------------------
                                                               SIX MONTHS                      SIX MONTHS
                                                                 ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                                                JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                                  2003            2002            2003            2002
                                                                  ----            ----            ----            ----
FROM OPERATIONS:
Net investment income                                         $  3,455,123    $  7,433,359    $  2,659,944    $  5,629,463
Net realized gain (loss) on investments                            833,066      (2,183,313)         16,134         448,330
Net change in unrealized appreciation (depreciation) on
  investments                                                   (1,420,448)      4,588,597         204,461         988,313
                                                              ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations             2,867,741       9,838,643       2,880,539       7,066,106
                                                              ------------    ------------    ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                                   --      (7,832,473)             --      (5,522,471)
                                                              ------------    ------------    ------------    ------------
Total distributions                                                     --      (7,832,473)             --      (5,522,471)
                                                              ------------    ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested                                                    --       7,832,473              --       5,522,471
Cost of shares redeemed                                        (13,643,323)    (21,602,141)     (9,793,114)    (20,262,727)
                                                              ------------    ------------    ------------    ------------
Net decrease in net asset resulting from capital share
  transactions                                                 (13,643,323)    (13,769,668)     (9,793,114)    (14,740,256)
                                                              ------------    ------------    ------------    ------------
Net decrease in net assets                                     (10,775,582)    (11,763,498)     (6,912,575)    (13,196,621)
NET ASSETS:
Beginning of period                                            198,057,457     209,820,955     147,041,967     160,238,588
                                                              ------------    ------------    ------------    ------------
End of period                                                 $187,281,875    $198,057,457    $140,129,392    $147,041,967
                                                              ============    ============    ============    ============
Undistributed net investment income at end of period          $ 10,887,458    $  7,432,335    $  8,288,186    $  5,628,242
                                                              ============    ============    ============    ============

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                ING GET FUND - SERIES I        ING GET FUND - SERIES J
                                                              ---------------------------    ---------------------------
                                                              SIX MONTHS                     SIX MONTHS
                                                                 ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                                               JUNE 30,      DECEMBER 31,     JUNE 30,      DECEMBER 31,
                                                                 2003            2002           2003            2002
                                                                 ----            ----           ----            ----
FROM OPERATIONS:
Net investment income                                         $ 1,340,318    $ 2,773,214     $ 1,122,496    $ 2,419,429
Net realized gain (loss) on investments                           105,122     (1,013,210)        332,996       (787,960)
Net change in unrealized appreciation on investments              445,443      2,756,641         150,614      2,692,008
                                                              -----------    -----------     -----------    -----------
Net increase in net assets resulting from operations            1,890,883      4,516,645       1,606,106      4,323,477
                                                              -----------    -----------     -----------    -----------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                                  --     (3,075,631)             --     (2,569,531)
                                                              -----------    -----------     -----------    -----------
Total distributions                                                    --     (3,075,631)             --     (2,569,531)
                                                              -----------    -----------     -----------    -----------
FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested                                                   --      3,075,631              --      2,569,531
Cost of shares redeemed                                        (6,220,305)    (7,875,752)     (5,903,238)    (7,239,206)
                                                              -----------    -----------     -----------    -----------
Net decrease in net asset resulting from capital share
  transactions                                                 (6,220,305)    (4,800,121)     (5,903,238)    (4,669,675)
                                                              -----------    -----------     -----------    -----------
Net decrease in net assets                                     (4,329,422)    (3,359,107)     (4,297,132)    (2,915,729)
NET ASSETS:
Beginning of period                                            85,300,490     88,659,597      72,266,193     75,181,922
                                                              -----------    -----------     -----------    -----------
End of period                                                 $80,971,068    $85,300,490     $67,969,061    $72,266,193
                                                              ===========    ===========     ===========    ===========
Undistributed net investment income at end of period          $ 4,110,912    $ 2,770,594     $ 3,539,654    $ 2,417,158
                                                              ===========    ===========     ===========    ===========

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                ING GET FUND - SERIES K        ING GET FUND - SERIES L
                                                              ---------------------------    ---------------------------
                                                              SIX MONTHS                     SIX MONTHS
                                                                 ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                                               JUNE 30,      DECEMBER 31,     JUNE 30,      DECEMBER 31,
                                                                 2003            2002           2003            2002
                                                                 ----            ----           ----            ----
FROM OPERATIONS:
Net investment income                                         $ 1,087,120    $  2,487,781    $ 1,188,545    $ 2,512,273
Net realized gain (loss) on investments                           218,949         574,276        310,817     (3,539,279)
Net change in unrealized appreciation on investments              582,613       1,809,157        901,571      3,060,316
                                                              -----------    ------------    -----------    -----------
Net increase in net assets resulting from operations            1,888,682       4,871,214      2,400,933      2,033,310
                                                              -----------    ------------    -----------    -----------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                                  --      (2,331,254)            --        (39,125)
                                                              -----------    ------------    -----------    -----------
Total distributions                                                    --      (2,331,254)            --        (39,125)
                                                              -----------    ------------    -----------    -----------
FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested                                                   --       2,331,254             --         39,125
Cost of shares redeemed                                        (6,709,667)    (12,372,929)    (5,983,877)    (7,236,957)
                                                              -----------    ------------    -----------    -----------
Net decrease in net asset resulting from capital share
  transactions                                                 (6,709,667)    (10,041,675)    (5,983,877)    (7,197,832)
                                                              -----------    ------------    -----------    -----------
Net decrease in net assets                                     (4,820,985)     (7,501,715)    (3,582,944)    (5,203,647)
NET ASSETS:
Beginning of period                                            83,315,321      90,817,036     76,432,576     81,636,223
                                                              -----------    ------------    -----------    -----------
End of period                                                 $78,494,336    $ 83,315,321    $72,849,632    $76,432,576
                                                              ===========    ============    ===========    ===========
Undistributed net investment income at end of period          $ 3,572,748    $  2,485,628    $ 3,697,791    $ 2,509,246
                                                              ===========    ============    ===========    ===========

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                ING GET FUND - SERIES M         ING GET FUND - SERIES N
                                                              ----------------------------    ----------------------------
                                                               SIX MONTHS                      SIX MONTHS
                                                                 ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                                                JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                                  2003            2002            2003            2002
                                                                  ----            ----            ----            ----
FROM OPERATIONS:
Net investment income                                         $  1,805,390    $  3,721,165    $  1,497,715    $  2,920,556
Net realized gain (loss) on investments                            669,320      (5,895,277)        478,967      (5,998,327)
Net change in unrealized appreciation on investments             1,045,116       6,397,358       1,946,024       2,402,163
                                                              ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations                                                     3,519,826       4,223,246       3,922,706        (675,608)
                                                              ------------    ------------    ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                                   --         (41,036)             --         (21,792)
Net realized gain from investments                                      --              --              --      (1,640,462)
                                                              ------------    ------------    ------------    ------------
Total distributions                                                     --         (41,036)             --      (1,662,254)
                                                              ------------    ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested                                                    --          41,036              --       1,662,254
Cost of shares redeemed                                        (13,380,644)    (11,899,717)    (10,966,754)    (16,042,246)
                                                              ------------    ------------    ------------    ------------
Net decrease in net asset resulting from capital share
  transactions                                                 (13,380,644)    (11,858,681)    (10,966,754)    (14,379,992)
                                                              ------------    ------------    ------------    ------------
Net decrease in net assets                                      (9,860,818)     (7,676,471)     (7,044,048)    (16,717,854)
NET ASSETS:
Beginning of period                                            115,426,701     123,103,172     118,814,591     135,532,445
                                                              ------------    ------------    ------------    ------------
End of period                                                 $105,565,883    $115,426,701    $111,770,543    $118,814,591
                                                              ============    ============    ============    ============
Undistributed net investment income at end of period          $  5,523,909    $  3,718,519    $  4,415,299    $  2,917,584
                                                              ============    ============    ============    ============

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                ING GET FUND - SERIES P         ING GET FUND - SERIES Q
                                                              ----------------------------    ----------------------------
                                                               SIX MONTHS                      SIX MONTHS
                                                                 ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                                                JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                                  2003            2002            2003            2002
                                                                  ----            ----            ----            ----
FROM OPERATIONS:
Net investment income                                         $  2,617,459    $  4,996,909    $  2,754,298    $  4,464,190
Net realized gain (loss) on investments                          2,691,810     (13,075,328)      2,949,163     (11,533,266)
Net change in unrealized appreciation on investments             2,019,106      10,551,383       3,131,284      11,881,953
                                                              ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations             7,328,375       2,472,964       8,834,745       4,812,877
                                                              ------------    ------------    ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                                   --         (92,793)             --      (4,495,181)
Net realized gain from investments                                      --         (74,687)             --              --
                                                              ------------    ------------    ------------    ------------
Total distributions                                                     --        (167,480)             --      (4,495,181)
                                                              ------------    ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale/exchange of shares                               --              --              --     238,882,677
Dividends reinvested                                                    --         167,480              --       4,495,181
Cost of shares redeemed                                        (28,435,037)    (19,903,476)    (33,521,249)    (22,542,374)
                                                              ------------    ------------    ------------    ------------
Net increase (decrease) in net asset resulting from capital
  share transactions                                           (28,435,037)    (19,735,996)    (33,521,249)    220,835,484
                                                              ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                          (21,106,662)    (17,430,512)    (24,686,504)    221,153,180
NET ASSETS:
Beginning of period                                            218,665,258     236,095,770     228,920,020       7,766,840
                                                              ------------    ------------    ------------    ------------
End of period                                                 $197,558,596    $218,665,258    $204,233,516    $228,920,020
                                                              ============    ============    ============    ============
Undistributed net investment income at end of period          $  7,610,882    $  4,993,423    $  2,754,298    $         --
                                                              ============    ============    ============    ============

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                ING GET FUND - SERIES R         ING GET FUND - SERIES S
                                                              ----------------------------    ----------------------------
                                                               SIX MONTHS                      SIX MONTHS
                                                                 ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                                                JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                                  2003          2002(1)           2003          2002(2)
                                                                  ----          -------           ----          -------
FROM OPERATIONS:
Net investment income                                         $  2,580,336    $  3,086,022    $  3,121,005    $  2,095,741
Net realized gain (loss) on investments                          2,541,399      (5,648,298)      1,806,621      (1,155,212)
Net change in unrealized appreciation on investments             3,924,751       7,354,708       8,608,711       2,832,769
                                                              ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations             9,046,486       4,792,432      13,536,337       3,773,298
                                                              ------------    ------------    ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                                   --      (3,081,221)             --      (2,074,754)
                                                              ------------    ------------    ------------    ------------
Total distributions                                                     --      (3,081,221)             --      (2,074,754)
                                                              ------------    ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale/exchange of shares                               --     215,273,125              --     332,785,580
Dividends reinvested                                                    --       3,081,221              --       2,074,754
Cost of shares redeemed                                        (31,798,304)     (5,987,111)    (47,423,973)    (11,517,678)
                                                              ------------    ------------    ------------    ------------
Net increase (decrease) in net asset resulting from capital
  share transactions                                           (31,798,304)    212,367,235     (47,423,973)    323,342,656
                                                              ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                          (22,751,818)    214,078,446     (33,887,636)    325,041,200
NET ASSETS:
Beginning of period                                            214,078,446              --     325,041,200              --
                                                              ------------    ------------    ------------    ------------
End of period                                                 $191,326,628    $214,078,446    $291,153,564    $325,041,200
                                                              ============    ============    ============    ============
Undistributed net investment income at end of period          $  2,597,510    $     17,174    $  3,163,556    $     42,551
                                                              ============    ============    ============    ============

------------------
(1) Commenced operations on March 18, 2002.
(2) Commenced operations on June 17, 2002.

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                ING GET FUND - SERIES T         ING GET FUND - SERIES U
                                                              ----------------------------    ----------------------------
                                                               SIX MONTHS                      SIX MONTHS
                                                                 ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                                                JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                                  2003          2002(1)           2003          2002(2)
                                                                  ----          -------           ----          -------
FROM OPERATIONS:
Net investment income                                         $  2,603,663    $    327,883    $  1,472,271     $      379
Net realized gain (loss) on investments and futures              1,394,947        (168,968)      5,406,812             --
Net change in unrealized appreciation on investments and
  futures                                                        7,100,354       2,659,556       7,708,784            168
                                                              ------------    ------------    ------------     ----------
Net increase in net assets resulting from operations            11,098,964       2,818,471      14,587,867            547
                                                              ------------    ------------    ------------     ----------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                                   --         (30,235)             --             --
                                                              ------------    ------------    ------------     ----------
Total distributions                                                     --         (30,235)             --             --
                                                              ------------    ------------    ------------     ----------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale/exchange of shares                               --     276,698,561     302,280,457      1,555,548
Dividends reinvested                                                    --          30,235              --             --
Cost of shares redeemed                                        (68,887,642)     (2,082,821)    (92,568,296)        (5,938)
                                                              ------------    ------------    ------------     ----------
Net increase (decrease) in net asset resulting from capital
  share transactions                                           (68,887,642)    274,645,975     209,712,161      1,549,610
                                                              ------------    ------------    ------------     ----------
Net increase (decrease) in net assets                          (57,788,678)    277,434,211     224,300,028      1,550,157
NET ASSETS:
Beginning of period                                            277,434,211              --       1,550,157             --
                                                              ------------    ------------    ------------     ----------
End of period                                                 $219,645,533    $277,434,211    $225,850,185     $1,550,157
                                                              ============    ============    ============     ==========
Undistributed net investment income at end of period          $  2,906,080    $    302,417    $  1,472,650     $      379
                                                              ============    ============    ============     ==========

------------------
(1) Commenced operations on September 12, 2002.
(2) Commenced operations on December 12, 2002.

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                              ING GET FUND - SERIES V
                                                              -----------------------
                                                                      PERIOD
                                                                       ENDED
                                                                     JUNE 30,
                                                                      2003(1)
                                                                      -------
FROM OPERATIONS:
Net investment income                                              $    307,173
Net realized loss on investments                                        (17,225)
Net change in unrealized depreciation on investments                 (9,819,010)
                                                                   ------------
Net decrease in net assets resulting from operations                 (9,529,062)
                                                                   ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale/exchange of shares                           470,127,301
Cost of shares redeemed                                              (1,310,875)
                                                                   ------------
Net increase in net asset resulting from capital share
  transactions                                                      468,816,426
                                                                   ------------
Net increase in net assets                                          459,287,364
NET ASSETS:
Beginning of period                                                          --
                                                                   ------------
End of period                                                      $459,287,364
                                                                   ============
Undistributed net investment income at end of period               $    307,173
                                                                   ============

------------------
(1) Commenced operations on March 13, 2003.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                        ING GET FUND -- SERIES D (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                  SIX MONTHS                                                         OCTOBER 15,
                                                     ENDED                  YEAR ENDED DECEMBER 31,                   1998(1) TO
                                                   JUNE 30,      ----------------------------------------------      DECEMBER 31,
                                                     2003         2002         2001         2000         1999            1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $       9.39         9.74         9.69        10.65        10.05          10.00
 Income from investment operations:
 Net investment income                         $       0.20         0.37         0.39         0.35         0.31           0.10
 Net realized and unrealized gain (loss) on
 investments                                   $      (0.13)       (0.31)       (0.19)       (0.73)        0.51             --
 Total from investment operations              $       0.07         0.06         0.20        (0.38)        0.82           0.10
 Less distributions from:
 Net investment income                         $         --         0.41         0.05         0.40         0.22           0.05
 Net realized gains on investments             $         --           --         0.10         0.18           --             --
 Total distributions                           $         --         0.41         0.15         0.58         0.22           0.05
 Net asset value, end of period                $       9.46         9.39         9.74         9.69        10.65          10.05
 TOTAL RETURN(2):                              %       0.75         0.66         2.00        (3.59)        8.01*           --+
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $    348,196      381,453      457,919      509,330      716,085        385,294
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                           %       0.72         0.71         0.70         0.70         0.68           0.36
 Gross expenses prior to expense
 reimbursement(3)                              %       0.72         0.71         0.70         0.70         0.68           0.38
 Net investment income after expense
 reimbursement(3)(4)                           %       3.19         3.29         3.76         2.90         2.84           4.59
 Portfolio turnover rate                       %          7          147           62          177          224             --
---------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

+ As of December 31, 1998, the Series was in its Offering Period. Total return from commencement of operations was 1.00%.

* Total return calculation began on January 16, 1999, the first day of the Guarantee Period. Total return for year ended December 31, 1999 was 8.22%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES E (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                               SIX MONTHS                                              JUNE 15,
                                                                  ENDED            YEAR ENDED DECEMBER 31,            1999(1) TO
                                                                JUNE 30,      ---------------------------------      DECEMBER 31,
                                                                  2003         2002         2001         2000            1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                       $       9.84         9.85         9.85        10.77          10.00
 Income from investment operations:
 Net investment income                                      $       0.22         0.41         0.38         0.26           0.10
 Net realized and unrealized gain (loss) on investments     $      (0.06)       (0.02)       (0.30)       (0.73)          0.74
 Total from investment operations                           $       0.16         0.39         0.08        (0.47)          0.84
 Less distributions from:
 Net investment income                                      $         --         0.40         0.04         0.25           0.07
 Net realized gains on investments                          $         --           --         0.04         0.20             --
 Total distributions                                        $         --         0.40         0.08         0.45           0.07
 Net asset value, end of period                             $      10.00         9.84         9.85         9.85          10.77
 TOTAL RETURN(2):                                           %       1.63         4.09         0.80        (4.35)          7.14*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                          $    382,748      404,048      444,753      491,105        567,679
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)             %       0.71         0.71         0.70         0.70           0.63
 Gross expenses prior to expense reimbursement(3)           %       0.71         0.71         0.70         0.70           0.64
 Net investment income after expense reimbursement(3)(4)    %       3.76         3.72         3.69         2.35           2.68
 Portfolio turnover rate                                    %          3           46           70          162             52
---------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Total return calculation began on September 15, 1999, the first day of the Guarantee Period. Total return from commencement of operations was 8.42%.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                        ING GET FUND -- SERIES G (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                            SIX MONTHS                                              SEPTEMBER 15,
                                                               ENDED             YEAR ENDED DECEMBER 31,             1999(1) TO
                                                             JUNE 30,      -----------------------------------      DECEMBER 31,
                                                               2003          2002          2001         2000            1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                    $      10.00          9.91          9.81        10.37           10.00
 Income from investment operations:
 Net investment income                                   $       0.22          0.40          0.37         0.27            0.06
 Net realized and unrealized gain (loss) on
 investments                                             $      (0.07)         0.08         (0.23)       (0.58)           0.35
 Total from investment operations                        $       0.15          0.48          0.14        (0.31)           0.41
 Less distributions from:
 Net investment income                                   $         --          0.39          0.04         0.25            0.04
 Total distributions                                     $         --          0.39          0.04         0.25            0.04
 Net asset value, end of period                          $      10.15         10.00          9.91         9.81           10.37
 TOTAL RETURN(2):                                        %       1.50          4.97          1.41        (2.96)           2.86*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                       $    187,282       198,057       209,821      228,693         262,557
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)          %       0.70          0.73          0.72         0.71            0.61
 Gross expenses prior to expense reimbursement(3)        %       0.70          0.73          0.72         0.71            0.69
 Net investment income after expense
 reimbursement(3)(4)                                     %       3.43          3.66          3.61         2.52            3.45
 Portfolio turnover rate                                 %          1            18            87          169              22
---------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Total return calculation began on December 15, 1999, the first day of the Guarantee Period. Total return from commencement of operations was 4.11%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES H (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                                                     DECEMBER 15,
                                                          SIX MONTHS              YEAR ENDED DECEMBER 31,             1999(1) TO
                                                             ENDED          -----------------------------------      DECEMBER 31,
                                                         JUNE 30, 2003        2002          2001         2000            1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $          10.14            10.04         10.02        10.03         10.00
 Income from investment operations:
 Net investment income                             $           0.22             0.41          0.35         0.20          0.01
 Net realized and unrealized gain (loss) on
 investments                                       $          (0.02)            0.05         (0.28)       (0.01)         0.02
 Total from investment operations                  $           0.20             0.46          0.07         0.19          0.03
 Less distributions from:
 Net investment income                             $             --             0.36          0.03         0.18            --
 Net realized gains on investments                 $             --               --          0.02         0.02            --
 Total distributions                               $             --             0.36          0.05         0.20            --
 Net asset value, end of period                    $          10.34            10.14         10.04        10.02         10.03
 TOTAL RETURN(2):                                  %           1.97             4.77          0.68         0.89*           --+
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $        140,129          147,042       160,239      173,271         3,733
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)    %           0.75             0.74          0.72         0.70          0.37
 Gross expenses prior to expense
 reimbursement(3)                                  %           0.75             0.74          0.72         0.72         10.60
 Net investment income after expense
 reimbursement(3)(4)                               %           3.73             3.67          3.35         2.37          4.65
 Portfolio turnover rate                           %             10               69            71          163            --
---------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

+ As of December 31, 1999, the Series was in its Offering Period. Total return from commencement of operations was 0.30%

* Total return calculation began on March 15, 2000, the first day of the Guarantee Period. Total return for year ended December 31, 2000 was 1.90%.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                        ING GET FUND -- SERIES I (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                            YEAR ENDED
                                                                      SIX MONTHS           DECEMBER 31,         MARCH 15, 2000(1)
                                                                         ENDED          ------------------             TO
                                                                     JUNE 30, 2003       2002        2001       DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $         10.11            9.95        9.86            10.00
 Income from investment operations:
 Net investment income                                         $          0.20            0.34        0.37             0.15
 Net realized and unrealized gain (loss) on investments        $          0.04            0.18       (0.26)           (0.16)
 Total from investment operations                              $          0.24            0.52        0.11            (0.01)
 Less distributions from:
 Net investment income                                         $            --            0.36        0.02             0.13
 Total distributions                                           $            --            0.36        0.02             0.13
 Net asset value, end of period                                $         10.35           10.11        9.95             9.86
 TOTAL RETURN(2):                                              %          2.37            5.35        1.17            (1.15)*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $        80,971          85,300      88,660           94,336
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %          0.75            0.75        0.75             0.73
 Gross expenses prior to expense reimbursement(3)              %          0.79            0.78        0.75             0.76
 Net investment income after expense reimbursement(3)(4)       %          3.22            3.20        3.38             2.64
 Portfolio turnover rate                                       %             2              58         103               70
---------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Total return calculation began on June 15, 2000, the first day of the Guarantee Period. Total return from commencement of operations was (0.14%).

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES J (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                            YEAR ENDED
                                                                      SIX MONTHS           DECEMBER 31,         JUNE 15, 2000(1)
                                                                         ENDED          ------------------             TO
                                                                     JUNE 30, 2003       2002        2001       DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $         10.08            9.85        9.74            10.00
 Income from investment operations:
 Net investment income                                         $          0.20            0.35        0.35             0.09
 Net realized and unrealized gain (loss) on investments        $          0.04            0.23       (0.22)           (0.28)
 Total from investment operations                              $          0.24            0.58        0.13            (0.19)
 Less distributions from:
 Net investment income                                         $            --            0.35        0.02             0.07
 Total distributions                                           $            --            0.35        0.02             0.07
 Net asset value, end of period                                $         10.32           10.08        9.85             9.74
 TOTAL RETURN(2):                                              %          2.38            6.07        1.31            (3.24)*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $        67,969          72,266      75,182           80,341
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %          0.75            0.75        0.75             0.72
 Gross expenses prior to expense reimbursement(3)              %          0.82            0.81        0.76             0.81
 Net investment income after expense reimbursement(3)(4)       %          3.24            3.30        3.34             2.97
 Portfolio turnover rate                                       %             2              42          97               35
---------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Total return calculation began on September 14, 2000, the first day of the Guarantee Period. Total return from commencement of operations was (1.89%).

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                        ING GET FUND -- SERIES K (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                       YEAR ENDED
                                                                   SIX MONTHS         DECEMBER 31,         SEPTEMBER 14, 2000(1)
                                                                      ENDED        ------------------               TO
                                                                  JUNE 30, 2003     2002        2001         DECEMBER 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.27         9.98       10.06              10.00
 Income from investment operations:
 Net investment income                                         $        0.17         0.32        0.26               0.02
 Net realized and unrealized gain (loss) on investments        $        0.07         0.24       (0.34)              0.06
 Total from investment operations                              $        0.24         0.56       (0.08)              0.08
 Less distributions from:
 Net investment income                                         $          --         0.27          --               0.02
 Total distributions                                           $          --         0.27          --               0.02
 Net asset value, end of period                                $       10.51        10.27        9.98              10.06
 TOTAL RETURN(2):                                              %        2.34         5.73       (0.79)             (0.85)*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $      78,494       83,315      90,817             96,608
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %        0.75         0.74        0.75               0.68
 Gross expenses prior to expense reimbursement(3)              %        0.82         0.78        0.75               1.01
 Net investment income after expense reimbursement(3)(4)       %        2.71         2.82        2.50               3.15
 Portfolio turnover rate                                       %           0          131         106                  9
--------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Total return calculation began on December 14, 2000, the first day of the Guarantee Period. Total return from commencement of operations was 0.79%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES L (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                         YEAR ENDED
                                                                 SIX MONTHS             DECEMBER 31,         DECEMBER 14, 2000(1)
                                                                    ENDED            ------------------               TO
                                                                JUNE 30, 2003         2002        2001        DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                        $       10.12             9.86       10.01              10.00
 Income from investment operations:
 Net investment income                                       $        0.17             0.33        0.24               0.03
 Net realized and unrealized loss on investments             $        0.16            (0.07)      (0.15)                --
 Total from investment operations                            $        0.33             0.26        0.09               0.03
 Less distributions from:
 Net investment income                                       $          --             0.00(5)     0.24               0.02
 Total distributions                                         $          --             0.00(5)     0.24               0.02
 Net asset value, end of period                              $       10.45            10.12        9.86              10.01
 TOTAL RETURN(2):                                            %        3.26             2.69       (0.14)*               --+
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                           $      72,850           76,433      81,636              1,203
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)              %        0.75             0.75        0.74               0.08
 Gross expenses prior to expense reimbursement(3)            %        0.81             0.81        0.76               5.94
 Net investment income after expense reimbursement(3)(4)     %        3.21             3.20        2.80               1.17
 Portfolio turnover rate                                     %           2               91         126                 --
---------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(5) Amount is less than $0.01 per share.
+ As of December 31, 2000, the Series was in its Offering Period. Total return from commencement of operations was 0.30%.
* Total return calculation began on March 15, 2001, the first day of the Guarantee Period. Total return for year ended December 31, 2001 was 0.86%.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                        ING GET FUND -- SERIES M (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                   SIX MONTHS                               MARCH 15, 2001(1)
                                                                      ENDED             YEAR ENDED                 TO
                                                                  JUNE 30, 2003      DECEMBER 31, 2002      DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.16                 9.81                  10.00
 Income from investment operations:
 Net investment income                                         $        0.18                 0.33                   0.16
 Net realized and unrealized gain (loss) on investments        $        0.15                 0.02                  (0.19)
 Total from investment operations                              $        0.33                 0.35                  (0.03)
 Less distributions from:
 Net investment income                                         $          --                 0.00(5)                0.16
 Total distributions                                           $          --                 0.00(5)                0.16
 Net asset value, end of period                                $       10.49                10.16                   9.81
 TOTAL RETURN(2):                                              %        3.25                 3.60                  (1.24)*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $     105,566              115,427                123,103
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %        0.75                 0.74                   0.72
 Gross expenses prior to expense reimbursement(3)              %        0.77                 0.77                   0.73
 Net investment income after expense reimbursement(3)(4)       %        3.28                 3.14                   2.95
 Portfolio turnover rate                                       %           3                   65                     55
-----------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(5) Amount is less than $0.01 per share.
* Total return calculation began on June 14, 2001, the first day of the Guarantee Period. Total return from commencement of operations was (0.25%).

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES N (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                      SIX MONTHS                               JUNE 14, 2001(1)
                                                                         ENDED             YEAR ENDED                 TO
                                                                     JUNE 30, 2003      DECEMBER 31, 2002      DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $          10.12                10.30                  10.00
 Income from investment operations:
 Net investment income                                         $           0.14                 0.25                   0.07
 Net realized and unrealized gain (loss) on investments        $           0.20                (0.29)                  0.31
 Total from investment operations                              $           0.34                (0.04)                  0.38
 Less distributions from:
 Net investment income                                         $             --                 0.00(5)                0.07
 Net realized gains on investments                             $             --                 0.14                   0.01
 Total distributions                                           $             --                 0.14                   0.08
 Net asset value, end of period                                $          10.46                10.12                  10.30
 TOTAL RETURN(2):                                              %           3.36                (0.37)                  2.82*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $        111,771              118,815                135,532
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %           0.75                 0.75                   0.72
 Gross expenses prior to expense reimbursement(3)              %           0.76                 0.77                   0.73
 Net investment income after expense reimbursement(3)(4)       %           2.59                 2.36                   2.11
 Portfolio turnover rate                                       %              8                  124                     48
--------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(5) Amount is less than $0.01 per share.
* Total return calculation began on September 18, 2001, the first day of the Guarantee Period. Total return from commencement of operations was 3.75%.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                        ING GET FUND -- SERIES P (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                   SIX MONTHS                               SEPTEMBER 18, 2001(1)
                                                                      ENDED             YEAR ENDED                   TO
                                                                  JUNE 30, 2003      DECEMBER 31, 2002        DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                       $          10.18                10.06                    10.00
 Income from investment operations:
 Net investment income                                      $           0.14                 0.23                     0.01
 Net realized and unrealized gain (loss) on investments     $           0.21                (0.10)                    0.06
 Total from investment operations                           $           0.35                 0.13                     0.07
 Less distributions from:
 Net investment income                                      $             --                 0.00(5)                  0.01
 Net realized gains on investments                          $             --                 0.00(5)                    --
 Total distributions                                        $             --                 0.01                     0.01
 Net asset value, end of period                             $          10.53                10.18                    10.06
 TOTAL RETURN(2):                                           %           3.44                 1.27                     0.26*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                          $        197,559              218,665                  236,096
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)             %           0.98                 0.98                     0.88
 Gross expenses prior to expense reimbursement(3)           %           0.98                 0.98                     0.98
 Net investment income after expense reimbursement(3)(4)    %           2.49                 2.21                     1.51
 Portfolio turnover rate                                    %              8                  123                        2
---------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(5) Amount is less than $0.01 per share.
* Total return calculation began on December 13, 2001, the first day of the Guarantee Period. Total return from commencement of operations was 0.66%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES Q (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                    SIX MONTHS                               DECEMBER 13, 2001(1)
                                                                       ENDED             YEAR ENDED                   TO
                                                                   JUNE 30, 2003      DECEMBER 31, 2002       DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                        $          10.04                10.01                   10.00
 Income from investment operations:
 Net investment income                                       $           0.14                 0.20                    0.01
 Net realized and unrealized gain on investments             $           0.26                 0.03                      --
 Total from investment operations                            $           0.40                 0.23                    0.01
 LESS DISTRIBUTIONS FROM:
 Net investment income                                       $             --                 0.20                      --
 Total distributions                                         $             --                 0.20                      --
 Net asset value, end of period                              $          10.44                10.04                   10.01
 TOTAL RETURN(2):                                            %           3.98                 2.11*                     --+
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                           $        204,234              228,920                   7,767
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)              %           0.98                 0.97                    0.82
 Gross expenses prior to expense reimbursement(3)            %           0.98                 0.98                    7.74
 Net investment income after expense reimbursement(3)(4)     %           2.52                 2.37                    0.90
 Portfolio turnover rate                                     %             10                   95                      --
---------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
+ As of December 31, 2001, the Series was in its Offering Period. Total return from commencement of operations was 0.10%.
* Total return calculation began on March 15, 2002, the first day of the Guarantee Period. Total return for year ended December 31, 2002 was 2.31%.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                        ING GET FUND -- SERIES R (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                        SIX MONTHS        MARCH 15, 2002(1)
                                                                           ENDED                 TO
                                                                       JUNE 30, 2003      DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $            10.10                10.00
 Income from investment operations:
 Net investment income                                         $             0.14                 0.15
 Net realized and unrealized gain on investments               $             0.30                 0.10
 Total from investment operations                              $             0.44                 0.25
 Less distributions from:
 Net investment income                                         $               --                 0.15
 Total distributions                                           $               --                 0.15
 Net asset value, end of period                                $            10.54                10.10
 TOTAL RETURN(2):                                              %             4.36                 2.17*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          191,327              214,078
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment(3)(4)     %             0.98                 0.99
 Gross expenses prior to expense reimbursement/recoupment(3)   %             0.97                 1.02
 Net investment income after expense
 reimbursement/recoupment(3)(4)                                %             2.52                 2.57
 Portfolio turnover rate                                       %               10                   76
-----------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Total return calculation began on June 14, 2002, the first day of the Guarantee Period. Total return from commencement of operations was 2.47%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES S (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                        SIX MONTHS          JUNE 17, 2002(1)
                                                                           ENDED                   TO
                                                                       JUNE 30, 2003       DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $            10.07                 10.00
 Income from investment operations:
 Net investment income                                         $             0.11                  0.07
 Net realized and unrealized gain on investments               $             0.33                  0.06
 Total from investment operations                              $             0.44                  0.13
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $               --                  0.06
 Total distributions                                           $               --                  0.06
 Net asset value, end of period                                $            10.51                 10.07
 TOTAL RETURN(2):                                              %             4.37                  1.15*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          291,154               325,041
 Ratios to average net assets:
 Expenses(3)                                                   %             0.97                  0.97
 Net investment income(3)                                      %             2.00                  2.01
 Portfolio turnover rate                                       %                6                    60
--------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
* Total return calculation began on September 12, 2002, the first day of the Guarantee Period. Total return from commencement of operations was 1.35%.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                        ING GET FUND -- SERIES T (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                        SIX MONTHS        SEPTEMBER 12, 2002(1)
                                                                           ENDED                   TO
                                                                       JUNE 30, 2003        DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $            10.12                  10.00
 Income from investment operations:
 Net investment income                                         $             0.13                   0.01
 Net realized and unrealized gain on investments               $             0.30                   0.11
 Total from investment operations                              $             0.43                   0.12
 Less distributions from:
 Net investment income                                                         --                   0.00(5)
 Total distributions                                                           --                   0.00(5)
 Net asset value, end of period                                $            10.55                  10.12
 TOTAL RETURN(2):                                              %             4.25                   1.21*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          219,646                277,434
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment(3)(4)     %             0.98                   0.96
 Gross expenses prior to expense reimbursement/recoupment(3)   %             0.97                   1.07
 Net investment income after expense
 reimbursement/recoupment(3)(4)                                %             2.03                   1.91
 Portfolio turnover rate                                       %               13                      4
---------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(5) Amount is less than $0.01 per share.
* Total return calculation began on December 12, 2002, the first day of the Guarantee Period. Total return from commencement of operations was 1.21%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES U (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                      SIX MONTHS        DECEMBER 12, 2002(1)
                                                                         ENDED                   TO
                                                                     JUNE 30, 2003       DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $          10.00                 10.00
 Income from investment operations:
 Net investment income                                         $           0.07                  0.00*
 Net realized and unrealized gain on investments               $           0.40                  0.00*
 Total from investment operations                              $           0.47                  0.00*
 Net asset value, end of period                                $          10.47                 10.00
 TOTAL RETURN(2):                                              %           4.49@                   --+
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $        225,850                 1,550
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %           0.98                  0.65
 Gross expenses prior to expense reimbursement(3)              %           0.98                 17.95
 Net investment income after expense reimbursement(3)(4)       %           1.66                  0.66
 Portfolio turnover rate                                       %             45                    --
------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
@ Total return calculation began on March 13, 2003, the first day of the Guarantee Period. Total return from commencement of operations was 0.70%.
*   Amount represents less than $0.01 per share.
+ As of December 31, 2002, the Series was in its Offering Period. Total return from commencement of operations was 0.00%.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                        ING GET FUND -- SERIES V (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                     MARCH 13, 2003(1)
                                                                            TO
                                                                       JUNE 30, 2003
--------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $            10.00
 Income from investment operations:
 Net investment income                                         $             0.01
 Net realized and unrealized loss on investments               $            (0.20)
 Total from investment operations                              $            (0.19)
 Net asset value, end of period                                $             9.81
 TOTAL RETURN(2):                                              %             0.10*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          459,287
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %             0.87
 Gross expenses prior to expense reimbursement(3)              %             0.87
 Net investment income after expense reimbursement(3)(4)       %             1.04
 Portfolio turnover rate                                       %                1
--------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Total return calculation began on June 13, 2003, the first day of the Guarantee Period. Total return from commencement of operations was -1.90%.

                 See Accompanying Notes to Financial Statements

         NOTES TO FINANCIAL STATEMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION
Organization. The ING GET Fund is registered under the Investment Company Act of 1940 as an open-end management investment company. It was organized under the laws of Massachusetts as a business trust on March 9, 1987. Currently there are sixteen diversified Series of the Fund, ING GET Fund-Series D ("GET D"), ING GET Fund-Series E ("GET E"), ING GET Fund-Series G ("GET G"), ING GET Fund-Series H ("GET H"), ING GET Fund-Series I ("GET I"), ING GET Fund-Series J ("GET J"), ING GET Fund-Series K ("GET K"), ING GET Fund-Series L ("GET L"), ING GET Fund-Series M ("GET M"), ING GET Fund-Series N ("GET N"), ING GET Fund-Series P ("GET P"), ING GET Fund-Series Q ("GET Q"), ING GET Fund-Series R ("GET R"), ING GET Fund-Series S ("GET S"), ING GET Fund-Series T ("GET T"), ING GET Fund-Series U ("GET U") and ING GET Fund-Series V ("GET V").

Each Series seeks to achieve maximum total return by participating in favorable equity market performance while without compromising a minimum targeted rate of return during a specified five year period (Guarantee Period). If during the Guarantee Period the equity markets experience a major decline, the Series' assets may become largely or entirely invested in the Fixed Component. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. The minimum targeted return for each Series during the Guarantee Period is 1.5% (except for GET D which is 2.5% and GET U which does not have a targeted return) before asset based contract charges and each Series' cost of operations. Investors are guaranteed by ING Life Insurance & Annuity Company ("ILIAC", formerly Aetna Life Insurance & Annuity Company) their initial investment less certain maintenance charges only if an investor had remained in the Series from the beginning of the Guarantee Period to the end of the Guarantee Period. Investors receive a guarantee from ILIAC that on the maturity date they will receive no less than the value of their investment from a GET Series Fund as of the last day of the offering period, adjusted for certain charges. The value of dividends and distributions made by a GET Series Fund throughout the Guarantee Period is taken into account in determining whether, for purposes of the Guarantee, the value of a Shareholder's investment on the Maturity Date is no less than the value of their investment as of the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date do not get the benefit of the Guarantee. ILIAC does not guarantee that investors will earn the minimum target return.

                          ACCUMULATION            GUARANTEE        MATURITY
                             PERIOD                PERIOD            DATE
                       -------------------   -------------------   --------
GET D*                 10/15/98 - 01/15/99   01/16/99 - 01/15/04   01/15/04
GET E*                 06/15/99 - 09/14/99   09/15/99 - 09/14/04   09/14/04
GET G*                 09/15/99 - 12/14/99   12/15/99 - 12/14/04   12/14/04
GET H*                 12/15/99 - 03/14/00   03/15/00 - 03/14/05   03/14/05
GET I*                 03/15/00 - 06/14/00   06/15/00 - 06/14/05   06/14/05
GET J*                 06/15/00 - 09/13/00   09/14/00 - 09/13/05   09/13/05
GET K*                 09/14/00 - 12/13/00   12/14/00 - 12/13/05   12/13/05
GET L*                 12/14/00 - 03/14/01   03/15/01 - 03/14/06   03/14/06
GET M*                 03/15/01 - 06/13/01   06/14/01 - 06/13/06   06/13/06
GET N*                 06/14/01 - 09/17/01   09/18/01 - 09/15/06   09/15/06
GET P*                 09/18/01 - 12/12/01   12/13/01 - 12/15/06   12/15/06
GET Q*                 12/13/01 - 03/14/02   03/15/02 - 03/16/07   03/16/07
GET R*                 03/15/02 - 06/13/02   06/14/02 - 06/15/07   06/15/07
GET S*                 06/14/02 - 09/11/02   09/12/02 - 09/14/07   09/14/07
GET T*                 09/12/02 - 12/11/02   12/12/02 - 12/14/07   12/14/07
GET U*                 12/12/02 - 03/12/03   03/13/03 - 03/14/08   03/14/08
GET V                  03/13/03 - 06/12/03   06/13/03 - 06/13/08   06/13/08

------------------

* Closed to new investors.

Shares of the Series are offered to insurance company separate accounts that fund both annuity and life insurance contracts and certain tax-qualified retirement plans. At June 30, 2003, separate accounts of ILIAC and its affiliates held all the shares outstanding of each Series.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Series in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

      Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations

--------------------------------------------------------------------------------

      as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board of Directors ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Fund's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Fund occurs after the time at which the foreign market for such security (ies) closes but before the time that the Fund's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security (ies) at the time the Fund calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board of Directors/ Trustees has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the NYSE.

      Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Series. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Series are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

      (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

      (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Series do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Series' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government Securities. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government Securities.

D.    Foreign Currency Transactions and Futures Contracts.
      Certain series may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Series either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market

--------------------------------------------------------------------------------

      or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      Each Series may enter into futures contracts involving foreign currency, interest rates, securities and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Series is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Series agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Series. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Distributions to Shareholders. The Series record distributions to their shareholders on ex-date. Each series pays dividends and capital gains, if any, semi-annually.

F. Federal Income Taxes. It is the policy of the Series, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

G. Use of Estimates. Management of the Series has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. Repurchase Agreements. Each Series may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Series will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the amount being invested by the Series. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Series might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. Securities Lending. Each Series has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. Government Securities. Generally, in the event of counterparty default, the Series have the right to use collateral to offset losses incurred. There would be potential loss to the Series in the event the Series are delayed or prevented from exercising their right to dispose of the collateral. The Series bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund. No securities were on loan at June 30, 2003.

J. Illiquid and Restricted Securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Series to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the

--------------------------------------------------------------------------------

      1933 Act. Each Series may invest up to 15% of its net assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Series will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

K. Delayed Delivery Transactions. A Series may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Series' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Series are required to hold liquid assets as collateral with the Series' custodian sufficient to cover the purchase price.

L. Organization Expenses and Offering Costs. Costs incurred with the organization of the Series were expensed as incurred. Costs incurred with the offering of shares of the Series are deferred and amortized over a twelve-month period on a straight-line basis starting at the Guarantee Period.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the periods ended June 30, 2003, the cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term securities, were as follows:

                                       PURCHASES        SALES
                                      ------------   -----------
GET D                                 $ 10,623,499   $20,749,348
GET E                                   10,740,255    11,075,493
GET G                                    2,625,270     3,365,139
GET H                                    4,049,581     3,920,238
GET I                                    1,581,837     1,598,806
GET J                                    1,170,665       682,527
GET K                                      350,070       523,656
GET L                                    1,473,358     1,699,380
GET M                                    3,174,415     3,013,105
GET N                                    4,863,248    10,195,012
GET P                                    4,969,024     7,335,289
GET Q                                   11,953,401    25,031,292
GET R                                   21,466,826    14,903,322
GET S                                   19,975,780    19,840,365
GET T                                   16,623,475    24,300,511
GET U                                  152,404,745    28,121,414
GET V                                  297,723,391     1,215,857

U.S. Government Securities not included above were as follows:

                                       PURCHASES        SALES
                                      ------------   -----------
GET D                                 $ 14,914,778   $31,827,416
GET E                                           --    30,158,775
GET G                                           --    13,844,928
GET H                                    9,891,298    19,365,670
GET I                                           --     6,694,018
GET J                                           --     5,496,022
GET K                                           --     7,342,329
GET L                                           --     5,805,634
GET M                                           --    14,041,847
GET N                                    4,737,575    10,644,959
GET P                                   12,323,049    39,282,198
GET Q                                   10,629,360    32,274,039
GET R                                           --    39,681,213
GET S                                           --    50,310,223
GET T                                   15,353,999    72,164,502
GET U                                  176,188,035    91,636,327
GET V                                  170,084,247     2,076,384

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Series has entered into an Investment Management Agreement with ING Investments, LLC. ("the Manager"), a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Series. The fee for each Series is 0.25% during its Offering Period and 0.60% during its Guarantee Period.

The Manager has engaged Aeltus Investment Management, Inc., (Aeltus), a wholly-owned subsidiary of ING Groep N.V., to serve as sub-adviser to the Series. Aeltus is responsible for managing the assets of the Series in accordance with its investment objective and policies, subject to oversight by the Manager.

Pursuant to the Administration Agreement effective April 1, 2002 ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for Series operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Series a fee at an annual rate of 0.055% on the first $5 billion of average daily net assets and 0.030% thereafter. Prior to April 1, 2002, Aeltus provided the Administrative Services and received 0.075% on first $5 billion in assets and 0.050% on assets over $5 billion.

--------------------------------------------------------------------------------

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

GET P, Q, R, S, T, U and V have adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is reimbursed or compensated by the Series for expenses incurred in the distribution of each Series' shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Series' shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each Series pays the Distributor a Distribution Fee based on average daily net assets at the following rates:

GET P                                                     0.25%
GET Q                                                     0.25
GET R                                                     0.25
GET S                                                     0.25
GET T                                                     0.25
GET U                                                     0.25
GET V                                                     0.25

Prior to January 1, 2002, the Distribution fees were paid to Aeltus Capital, Inc. ("ACI").

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2003 the Series had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                                                       ACCRUED
                        ACCRUED        ACCRUED       SHAREHOLDER
                       INVESTMENT   ADMINISTRATIVE   SERVICES AND
                       MANAGEMENT      SERVICE       DISTRIBUTION
                          FEES           FEES            FEES        TOTAL
                       ----------   --------------   ------------   --------
GET D                   $167,627       $15,366         $    --      $182,993
GET E                    183,760        16,845              --       200,605
GET G                     90,311         8,278              --        98,589
GET H                     67,305         6,170              --        73,475
GET I                     38,826         3,559              --        42,385
GET J                     32,709         2,998              --        35,707
GET K                     38,008         3,484              --        41,492
GET L                     35,245         3,231              --        38,476
GET M                     51,469         4,718              --        56,187
GET N                     54,616         5,006              --        59,622
GET P                     97,314         8,920          40,548       146,782
GET Q                    101,033         9,261          42,097       152,391
GET R                    100,927         8,702          39,553       149,182
GET S                    144,737        13,268          60,307       218,312
GET T                    111,336        10,206          46,390       167,932
GET U                    121,271        11,116          50,529       182,916
GET V                    137,644        13,350          60,682       211,676

The GET Series have adopted a Deferred Compensation Plan (the "Plan") which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the trustees' fees payable. The deferred fees are invested in various funds advised by ING Investments, LLC until distribution in accordance with the Plan.

NOTE 7 -- EXPENSE LIMITATIONS

Prior to March 1, 2002, Aeltus, as investment adviser, agreed to reimburse each Series for some or all operating expenses or to waive fees in order to maintain a certain expense ratio. Effective March 1, 2002, ING Investments, LLC entered into written expense limitation agreements with each Series whereby, the Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                                  MAXIMUM OPERATING EXPENSE LIMIT
                              (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                              ---------------------------------------
GET D                                          0.75%
GET E                                          0.75
GET G                                          0.75
GET H                                          0.75
GET I                                          0.75
GET J                                          0.75
GET K                                          0.75
GET L                                          0.75
GET M                                          0.75
GET N                                          0.75
GET P                                         1.00*
GET Q                                         1.00*
GET R                                         1.00*
GET S                                         1.00*
GET T                                         1.00*
GET U                                         1.00*
GET V                                         1.00*

------------------
*  Including 0.25% distribution and service fee.

The Investment Manager will at a later date, recoup from each Series, expenses waived during the previous 36 months, but only if, after such recoupment, the Series' expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Series.

As of June 30, 2003, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Manager are as follows:

GET I                                                   $41,172
GET J                                                    63,299
GET K                                                    53,136
GET L                                                    58,683
GET M                                                    41,590
GET N                                                    37,151
GET R                                                    21,677
GET T                                                    10,000

--------------------------------------------------------------------------------

NOTE 8 -- LINE OF CREDIT

All of the Series included in this report, in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Funds will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. At December 31, 2002, the Series did not have any loans outstanding under the line of credit.

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARES

Transaction in capital shares and dollars were as follows:

                                                                 SIX MONTHS
                                                                   ENDED         YEAR ENDED
                                                                  JUNE 30,      DECEMBER 31,
                                                                    2003            2002
                                                                    ----            ----
ING GET FUND -- SERIES D (NUMBER OF SHARES)
Shares sold/exchanged                                                     --           7,675
Shares issued as reinvestment of dividends                                --       1,923,536
Shares redeemed                                                   (3,805,516)     (8,323,022)
                                                                ------------    ------------
Net decrease in shares outstanding                                (3,805,516)     (6,391,811)
                                                                ============    ============
ING GET FUND -- SERIES D ($)
Shares sold/exchanged                                           $         --    $     74,771
Shares issued as reinvestment of dividends                                --      18,062,001
Shares redeemed                                                  (35,820,948)    (79,344,204)
                                                                ------------    ------------
Net decrease                                                    $(35,820,948)   $(61,207,432)
                                                                ============    ============

                                                                 SIX MONTHS
                                                                   ENDED         YEAR ENDED
                                                                  JUNE 30,      DECEMBER 31,
                                                                    2003            2002
                                                                    ----            ----
ING GET FUND -- SERIES E (NUMBER OF SHARES)
Shares sold/exchanged                                                     --          71,936
Shares issued as reinvestment of dividends                                --       1,780,694
Shares redeemed                                                   (2,777,860)     (5,947,525)
                                                                ------------    ------------
Net decrease in shares outstanding                                (2,777,860)     (4,094,895)
                                                                ============    ============
ING GET FUND -- SERIES E ($)
Shares sold/exchanged                                           $         --    $    693,647
Shares issued as reinvestment of dividends                                --      17,041,241
Shares redeemed                                                  (27,494,318)    (58,282,296)
                                                                ------------    ------------
Net decrease                                                    $(27,494,318)   $(40,547,408)
                                                                ============    ============

                                                                 SIX MONTHS
                                                                   ENDED         YEAR ENDED
                                                                  JUNE 30,      DECEMBER 31,
                                                                    2003            2002
                                                                    ----            ----
ING GET FUND -- SERIES G (NUMBER OF SHARES)
Shares sold/exchanged                                                     --          76,124
Shares issued as reinvestment of dividends                                --         806,640
Shares redeemed                                                   (1,353,860)     (2,252,414)
                                                                ------------    ------------
Net decrease in shares outstanding                                (1,353,860)     (1,369,650)
                                                                ============    ============
ING GET FUND -- SERIES G ($)
Shares sold/exchanged                                           $         --    $    752,629
Shares issued as reinvestment of dividends                                --       7,832,473
Shares redeemed                                                  (13,643,323)    (22,354,770)
                                                                ------------    ------------
Net decrease                                                    $(13,643,323)   $(13,769,668)
                                                                ============    ============

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARES (CONTINUED)


                                                                SIX MONTHS
                                                                   ENDED        YEAR ENDED
                                                                 JUNE 30,      DECEMBER 31,
                                                                   2003            2002
                                                                   ----            ----
ING GET FUND -- SERIES H (NUMBER OF SHARES)
Shares sold/exchanged                                                    --          27,053
Shares issued as reinvestment of dividends                               --         566,989
Shares redeemed                                                    (957,233)     (2,052,874)
                                                                -----------    ------------
Net decrease in shares outstanding                                 (957,233)     (1,458,832)
                                                                ===========    ============
ING GET FUND -- SERIES H ($)
Shares sold/exchanged                                           $        --    $    272,056
Shares issued as reinvestment of dividends                               --       5,522,471
Shares redeemed                                                  (9,793,114)    (20,534,783)
                                                                -----------    ------------
Net decrease                                                    $(9,793,114)   $(14,740,256)
                                                                ===========    ============

                                                                SIX MONTHS
                                                                   ENDED        YEAR ENDED
                                                                 JUNE 30,      DECEMBER 31,
                                                                   2003            2002
                                                                   ----            ----
ING GET FUND -- SERIES I (NUMBER OF SHARES)
Shares sold/exchanged                                                    --          35,141
Shares issued as reinvestment of dividends                               --         314,804
Shares redeemed                                                    (609,458)       (825,811)
                                                                -----------     -----------
Net decrease in shares outstanding                                 (609,458)       (475,866)
                                                                ===========     ===========
ING GET FUND -- SERIES I ($)
Shares sold/exchanged                                           $        --     $   349,961
Shares issued as reinvestment of dividends                               --       3,075,631
Shares redeemed                                                  (6,220,305)     (8,225,713)
                                                                -----------     -----------
Net decrease                                                    $(6,220,305)    $(4,800,121)
                                                                ===========     ===========

                                                                SIX MONTHS
                                                                   ENDED        YEAR ENDED
                                                                 JUNE 30,      DECEMBER 31,
                                                                   2003            2002
                                                                   ----            ----
ING GET FUND -- SERIES J (NUMBER OF SHARES)
Shares sold/exchanged                                                    --          48,389
Shares issued as reinvestment of dividends                               --         265,447
Shares redeemed                                                    (580,426)       (779,987)
                                                                -----------     -----------
Net decrease in shares outstanding                                 (580,426)       (466,151)
                                                                ===========     ===========
ING GET FUND -- SERIES J ($)
Shares sold/exchanged                                           $        --     $   480,725
Shares issued as reinvestment of dividends                               --       2,569,531
Shares redeemed                                                  (5,903,238)     (7,719,931)
                                                                -----------     -----------
Net decrease                                                    $(5,903,238)    $(4,669,675)
                                                                ===========     ===========

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARES (CONTINUED)


                                                                SIX MONTHS
                                                                   ENDED        YEAR ENDED
                                                                 JUNE 30,      DECEMBER 31,
                                                                   2003            2002
                                                                   ----            ----
ING GET FUND -- SERIES K (NUMBER OF SHARES)
Shares sold/exchanged                                                    --          36,426
Shares issued as reinvestment of dividends                               --         236,916
Shares redeemed                                                    (646,184)     (1,263,082)
                                                                -----------    ------------
Net decrease in shares outstanding                                 (646,184)       (989,740)
                                                                ===========    ============
ING GET FUND -- SERIES K ($)
Shares sold/exchanged                                           $        --    $    367,510
Shares issued as reinvestment of dividends                               --       2,331,254
Shares redeemed                                                  (6,709,667)    (12,740,439)
                                                                -----------    ------------
Net decrease                                                    $(6,709,667)   $(10,041,675)
                                                                ===========    ============

                                                                SIX MONTHS
                                                                   ENDED        YEAR ENDED
                                                                 JUNE 30,      DECEMBER 31,
                                                                   2003            2002
                                                                   ----            ----
ING GET FUND -- SERIES L (NUMBER OF SHARES)
Shares sold/exchanged                                                    --           5,642
Shares issued as reinvestment of dividends                               --           4,009
Shares redeemed                                                    (581,811)       (737,053)
                                                                -----------     -----------
Net increase (decrease) in shares outstanding                      (581,811)       (727,402)
                                                                ===========     ===========
ING GET FUND -- SERIES L ($)
Shares sold/exchanged                                           $        --     $    56,415
Shares issued as reinvestment of dividends                               --          39,125
Shares redeemed                                                  (5,983,877)     (7,293,372)
                                                                -----------     -----------
Net increase (decrease)                                         $(5,983,877)    $(7,197,832)
                                                                ===========     ===========

                                                                 SIX MONTHS
                                                                   ENDED         YEAR ENDED
                                                                  JUNE 30,      DECEMBER 31,
                                                                    2003            2002
                                                                    ----            ----
ING GET FUND -- SERIES M (NUMBER OF SHARES)
Shares sold/exchanged                                                     --          39,400
Shares issued as reinvestment of dividends                                --           4,205
Shares redeemed                                                   (1,293,560)     (1,242,251)
                                                                ------------    ------------
Net increase (decrease) in shares outstanding                     (1,293,560)     (1,198,646)
                                                                ============    ============
ING GET FUND -- SERIES M ($)
Shares sold/exchanged                                           $         --    $    394,685
Shares issued as reinvestment of dividends                                --          41,036
Shares redeemed                                                  (13,380,644)    (12,294,402)
                                                                ------------    ------------
Net increase (decrease)                                         $(13,380,644)   $(11,858,681)
                                                                ============    ============

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARES (CONTINUED)


                                                                 SIX MONTHS
                                                                   ENDED         YEAR ENDED
                                                                  JUNE 30,      DECEMBER 31,
                                                                    2003            2002
                                                                    ----            ----
ING GET FUND -- SERIES N (NUMBER OF SHARES)
Shares sold/exchanged                                                     --          95,343
Shares issued as reinvestment of dividends                                --         168,756
Shares redeemed                                                   (1,055,676)     (1,677,170)
                                                                ------------    ------------
Net increase (decrease) in shares outstanding                     (1,055,676)     (1,413,071)
                                                                ============    ============
ING GET FUND -- SERIES N ($)
Shares sold/exchanged                                           $         --    $    966,566
Shares issued as reinvestment of dividends                                --       1,662,254
Shares redeemed                                                  (10,966,754)    (17,008,812)
                                                                ------------    ------------
Net increase (decrease)                                         $(10,966,754)   $(14,379,992)
                                                                ============    ============

                                                                 SIX MONTHS
                                                                   ENDED         YEAR ENDED
                                                                  JUNE 30,      DECEMBER 31,
                                                                    2003            2002
                                                                    ----            ----
ING GET FUND -- SERIES P (NUMBER OF SHARES)
Shares sold/exchanged                                                     --       1,020,267
Shares issued as reinvestment of dividends                                --          17,038
Shares redeemed                                                   (2,725,724)     (3,012,775)
                                                                ------------    ------------
Net increase (decrease) in shares outstanding                     (2,725,724)     (1,975,470)
                                                                ============    ============
ING GET FUND -- SERIES P ($)
Shares sold/exchanged                                           $         --    $ 10,239,873
Shares issued as reinvestment of dividends                                --         167,480
Shares redeemed                                                  (28,435,037)    (30,143,349)
                                                                ------------    ------------
Net increase (decrease)                                         $(28,435,037)   $(19,735,996)
                                                                ============    ============

                                                                 SIX MONTHS
                                                                   ENDED         YEAR ENDED
                                                                  JUNE 30,      DECEMBER 31,
                                                                    2003            2002
                                                                    ----            ----
ING GET FUND -- SERIES Q (NUMBER OF SHARES)
Shares sold/exchanged                                                     --      24,037,291
Shares issued as reinvestment of dividends                                --         449,078
Shares redeemed                                                   (3,242,212)     (2,461,937)
                                                                ------------    ------------
Net increase in shares outstanding                                (3,242,212)     22,024,432
                                                                ============    ============
ING GET FUND -- SERIES Q ($)
Shares sold/exchanged                                           $         --    $240,990,895
Shares issued as reinvestment of dividends                                --       4,495,181
Shares redeemed                                                  (33,521,249)    (24,650,592)
                                                                ------------    ------------
Net increase                                                    $(33,521,249)   $220,835,484
                                                                ============    ============

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARES (CONTINUED)


                                                                 SIX MONTHS       MARCH 18,
                                                                   ENDED         2002(1) TO
                                                                  JUNE 30,      DECEMBER 31,
                                                                    2003            2002
                                                                    ----            ----
ING GET FUND -- SERIES R (NUMBER OF SHARES)
Shares sold/exchanged                                                     --      22,736,357
Shares issued as reinvestment of dividends                                --         306,589
Shares redeemed                                                   (3,046,503)     (1,843,248)
                                                                ------------    ------------
Net increase in shares outstanding                                (3,046,503)     21,199,698
                                                                ============    ============
ING GET FUND -- SERIES R ($)
Shares sold/exchanged                                           $         --    $227,802,413
Shares issued as reinvestment of dividends                                --       3,081,221
Shares redeemed                                                  (31,798,304)    (18,516,399)
                                                                ------------    ------------
Net increase                                                    $(31,798,304)   $212,367,235
                                                                ============    ============

                                                                 SIX MONTHS       JUNE 17,
                                                                   ENDED         2002(1) TO
                                                                  JUNE 30,      DECEMBER 31,
                                                                    2003            2002
                                                                    ----            ----
ING GET FUND -- SERIES S (NUMBER OF SHARES)
Shares sold/exchanged                                                     --      33,288,703
Shares issued as reinvestment of dividends                                --         207,061
Shares redeemed                                                   (4,552,044)     (1,233,517)
                                                                ------------    ------------
Net increase in shares outstanding                                (4,522,044)     32,262,247
                                                                ============    ============
ING GET FUND -- SERIES S ($)
Shares sold/exchanged                                           $         --    $333,603,192
Shares issued as reinvestment of dividends                                --       2,074,754
Shares redeemed                                                  (47,423,973)    (12,335,290)
                                                                ------------    ------------
Net increase                                                    $(47,423,973)   $323,342,656
                                                                ============    ============

                                                                 SIX MONTHS     SEPTEMBER 12,
                                                                   ENDED         2002(1) TO
                                                                  JUNE 30,      DECEMBER 31,
                                                                    2003            2002
                                                                    ----            ----
ING GET FUND -- SERIES T (NUMBER OF SHARES)
Shares sold/exchanged                                                     --      27,609,619
Shares issued as reinvestment of dividends                                --           3,000
Shares redeemed                                                   (6,590,594)       (207,250)
                                                                ------------    ------------
Net increase in shares outstanding                                (6,590,594)     27,405,369
                                                                ============    ============
ING GET FUND -- SERIES T ($)
Shares sold/exchanged                                           $         --    $276,698,561
Shares issued as reinvestment of dividends                                --          30,235
Shares redeemed                                                  (68,887,642)     (2,082,821)
                                                                ------------    ------------
Net increase                                                    $(68,887,642)   $274,645,975
                                                                ============    ============

------------------
(1) Commencement of operations.

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARES (CONTINUED)


                                                                 SIX MONTHS     DECEMBER 12,
                                                                   ENDED         2002(1) TO
                                                                  JUNE 30,      DECEMBER 31,
                                                                    2003            2002
                                                                    ----            ----
ING GET FUND -- SERIES U (NUMBER OF SHARES)
Shares sold/exchanged                                             30,181,204        155,538
Shares redeemed                                                   (8,772,116)          (594)
                                                                ------------     ----------
Net increase in shares outstanding                                21,409,088        154,944
                                                                ============     ==========
ING GET FUND -- SERIES U ($)
Shares sold/exchanged                                           $302,280,457     $1,555,548
Shares redeemed                                                  (92,568,296)        (5,938)
                                                                ------------     ----------
Net increase                                                    $209,712,161     $1,549,610
                                                                ============     ==========

                                                                 MARCH 13,
                                                                 2003(1) TO
                                                                  JUNE 30,
                                                                    2003
                                                                    ----
ING GET FUND -- SERIES V (NUMBER OF SHARES)
Shares sold/exchanged                                             46,955,038
Shares redeemed                                                     (132,320)
                                                                ------------
Net increase in shares outstanding                                46,822,718
                                                                ============
ING GET FUND -- SERIES V ($)
Shares sold/exchanged                                           $470,127,301
Shares redeemed                                                   (1,310,875)
                                                                ------------
Net increase                                                    $468,816,426
                                                                ============

------------------
(1) Commencement of operations.

ING
GET
FUND
SERIES D    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
COMMON STOCKS: 2.5%
                      ADVERTISING: 0.0%
         350          Interpublic Group of Cos., Inc.          $      4,683
         190          Omnicom Group                                  13,623
                                                               ------------
                                                                     18,306
                                                               ------------
                      AEROSPACE/DEFENSE: 0.0%
         800          Boeing Co.                                     27,456
         170          General Dynamics Corp.                         12,325
          80          Goodrich Corp.                                  1,680
         560          Lockheed Martin Corp.                          26,639
          62          Northrop Grumman Corp.                          5,350
         150          Raytheon Co.                                    4,926
         290          Rockwell Collins, Inc.                          7,143
         430          United Technologies Corp.                      30,457
                                                               ------------
                                                                    115,976
                                                               ------------
                      AGRICULTURE: 0.0%
       1,980          Altria Group, Inc.                             89,971
         380          Monsanto Co.                                    8,223
         160          UST, Inc.                                       5,605
                                                               ------------
                                                                    103,799
                                                               ------------
                      AIRLINES: 0.0%
         700          Southwest Airlines Co.                         12,040
                                                               ------------
                                                                     12,040
                                                               ------------
                      APPAREL: 0.0%
         210    @     Jones Apparel Group, Inc.                       6,145
         160          Liz Claiborne, Inc.                             5,640
         260          Nike, Inc.                                     13,907
          70    @     Reebok Intl. Ltd.                               2,354
         150          VF Corp.                                        5,108
                                                               ------------
                                                                     33,154
                                                               ------------
                      AUTO MANUFACTURERS: 0.0%
       2,900          Ford Motor Co.                                 31,871
         210          General Motors Corp.                            7,560
         180          Paccar, Inc.                                   12,161
                                                               ------------
                                                                     51,592
                                                               ------------
                      AUTO PARTS & EQUIPMENT: 0.0%
          70          Cooper Tire & Rubber Co.                        1,231
         190          Dana Corp.                                      2,196
         530          Delphi Corp.                                    4,574
          90          Johnson Controls, Inc.                          7,704
         110          Visteon Corp.                                     756
                                                               ------------
                                                                     16,461
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      BANKS: 0.2%
         370          AmSouth Bancorp                          $      8,081
       1,890          Bank of America Corp.                         149,367
         290          Bank of New York Co., Inc.                      8,338
       1,070          Bank One Corp.                                 39,783
         430          BB&T Corp.                                     14,749
         230          Charter One Financial, Inc.                     7,171
         220          Comerica, Inc.                                 10,230
         120          First Tennessee National Corp.                  5,269
       1,060          FleetBoston Financial Corp.                    31,493
         300          Huntington Bancshares, Inc.                     5,856
         470          Keycorp                                        11,877
         170          Marshall & Ilsley Corp.                         5,199
         390          Mellon Financial Corp.                         10,823
         950          National City Corp.                            31,075
         130          North Fork Bancorporation, Inc.                 4,428
         100          PNC Financial Services Group, Inc.              4,881
         250          Regions Financial Corp.                         8,445
         390          SouthTrust Corp.                               10,608
         370          State Street Corp.                             14,578
         260          SunTrust Banks, Inc.                           15,428
         215          Union Planters Corp.                            6,671
       2,390          US Bancorp                                     58,555
       1,710          Wachovia Corp.                                 68,332
       1,570          Wells Fargo & Co.                              79,128
          80          Zions Bancorporation                            4,049
                                                               ------------
                                                                    614,414
                                                               ------------
                      BEVERAGES: 0.1%
         810          Anheuser-Busch Cos., Inc.                      41,351
          50          Brown-Forman Corp.                              3,931
       2,290          Coca-Cola Co.                                 106,279
         540          Coca-Cola Enterprises, Inc.                     9,801
          30          Coors (Adolph)                                  1,469
         240          Pepsi Bottling Group, Inc.                      4,805
       1,650          PepsiCo, Inc.                                  73,425
                                                               ------------
                                                                    241,061
                                                               ------------
                      BIOTECHNOLOGY: 0.0%
       1,188    @     Amgen, Inc.                                    78,931
         140    @     Biogen, Inc.                                    5,320
         240    @     Chiron Corp.                                   10,493
         200    @     Genzyme Corp.                                   8,360
                                                               ------------
                                                                    103,104
                                                               ------------
                      BUILDING MATERIALS: 0.0%
          90    @     American Standard Cos., Inc.                    6,654
         440          Masco Corp.                                    10,494
         100          Vulcan Materials Co.                            3,707
                                                               ------------
                                                                     20,855
                                                               ------------
                      CHEMICALS: 0.0%
         200          Air Products & Chemicals, Inc.                  8,320
         970          Dow Chemical Co.                               30,031
       1,040          Du Pont EI de Nemours & Co.                    43,306
          60          Eastman Chemical Co.                            1,900
         220          Ecolab, Inc.                                    5,632
         140          Engelhard Corp.                                 3,468
          10          Great Lakes Chemical Corp.                        204
         130          Hercules, Inc.                                  1,287
          80          International Flavors & Fragrances,
                       Inc.                                           2,554
         150          PPG Industries, Inc.                            7,611
         190          Praxair, Inc.                                  11,419
         310          Rohm & Haas Co.                                 9,619
         140          Sherwin-Williams Co.                            3,763
          60          Sigma-Aldrich Corp.                             3,251
                                                               ------------
                                                                    132,365
                                                               ------------
                      COMMERCIAL SERVICES: 0.0%
         170    @     Apollo Group, Inc.                             10,499
         370    @     Cendant Corp.                                   6,778
         490    @     Concord EFS, Inc.                               7,213
         160    @     Convergys Corp.                                 2,560
          50          Deluxe Corp.                                    2,240
         130          Equifax, Inc.                                   3,380
         210          H&R Block, Inc.                                 9,083
         270          McKesson Corp.                                  9,650
         140          Moody's Corp.                                   7,379
         340          Paychex, Inc.                                   9,965
         140    @     Quintiles Transnational Corp.                   1,987
         180    @     Robert Half Intl., Inc.                         3,409
          90          RR Donnelley & Sons Co.                         2,353
                                                               ------------
                                                                     76,496
                                                               ------------
                      COMPUTERS: 0.1%
         290    @     Apple Computer, Inc.                            5,545
         150    @     Computer Sciences Corp.                         5,718
       4,100    @     Dell Computer Corp.                           131,036
         170          Electronic Data Systems Corp.                   3,647
       2,800    @     EMC Corp.-Mass.                                29,316
       2,914          Hewlett-Packard Co.                            62,068
       1,580          International Business Machines Corp.         130,350
         220    @     Lexmark Intl., Inc.                            15,569

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES D    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      COMPUTERS (CONTINUED)
         310    @     Network Appliance, Inc.                  $      5,025
       3,040    @     Sun Microsystems, Inc.                         13,984
         240    @     Sungard Data Systems, Inc.                      6,218
         290    @     Unisys Corp.                                    3,561
                                                               ------------
                                                                    412,037
                                                               ------------
                      COSMETICS/PERSONAL CARE: 0.1%
          50          Alberto-Culver Co.                              2,555
          90          Avon Products, Inc.                             5,598
         670          Colgate-Palmolive Co.                          38,827
       1,640          Gillette Co.                                   52,250
         490          Kimberly-Clark Corp.                           25,549
       2,050          Procter & Gamble Co.                          182,819
                                                               ------------
                                                                    307,598
                                                               ------------
                      DIVERSIFIED FINANCIAL SERVICES: 0.2%
       1,230          American Express Co.                           51,426
         170          Bear Stearns Cos., Inc.                        12,311
         270          Capital One Financial Corp.                    13,279
         500          Charles Schwab Corp.                            5,045
       4,773          Citigroup, Inc.                               204,284
         190          Countrywide Financial Corp.                    13,218
       1,570          Fannie Mae                                    105,881
         230          Franklin Resources, Inc.                        8,986
         870          Freddie Mac                                    44,170
         440          Goldman Sachs Group, Inc.                      36,850
       1,870          JP Morgan Chase & Co.                          63,917
         410          Lehman Brothers Holdings, Inc.                 27,257
       1,605          MBNA Corp.                                     33,448
       1,170          Merrill Lynch & Co., Inc.                      54,616
       1,010          Morgan Stanley                                 43,178
         350    @     Providian Financial Corp.                       3,241
         420          SLM Corp.                                      16,451
          50          T Rowe Price Group, Inc.                        1,888
                                                               ------------
                                                                    739,446
                                                               ------------
                      ELECTRIC: 0.1%
         560          AES Corp.                                       3,556
          80          Allegheny Energy, Inc.                            676
         130          Ameren Corp.                                    5,733
         340          American Electric Power Co., Inc.              10,142
         280          Centerpoint Energy, Inc.                        2,282
         260          Cinergy Corp.                                   9,565
         190          Consolidated Edison, Inc.                       8,223
         130          Constellation Energy Group, Inc.                4,459
         281          Dominion Resources, Inc.                       18,060
         190          DTE Energy Co.                                  7,342
         820          Duke Energy Corp.                              16,359
         470    @     Edison Intl.                                    7,722
         200          Entergy Corp.                                  10,556
         510          Exelon Corp.                                   30,503
         320          FirstEnergy Corp.                              12,304
         240          FPL Group, Inc.                                16,044
         210          NiSource, Inc.                                  3,990
         400    @     PG&E Corp.                                      8,460
         250          PPL Corp.                                      10,750
         260          Progress Energy, Inc.                          11,414
         250          Public Service Enterprise Group, Inc.          10,563
         660          Southern Co.                                   20,566
         290          TXU Corp.                                       6,511
         350          Xcel Energy, Inc.                               5,264
                                                               ------------
                                                                    241,044
                                                               ------------
                      ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
         290    @     American Power Conversion                       4,521
         370          Emerson Electric Co.                           18,907
         150          Molex, Inc.                                     4,049
                                                               ------------
                                                                     27,477
                                                               ------------
                      ELECTRONICS: 0.0%
         200          Applera Corp. -- Applied Biosystems
                       Group                                          3,806
         270    @     Jabil Circuit, Inc.                             5,967
         150    @     Sanmina-SCI Corp.                                 947
         830    @     Solectron Corp.                                 3,104
          90          Symbol Technologies, Inc.                       1,171
          80          Tektronix, Inc.                                 1,728
          60    @     Thermo Electron Corp.                           1,261
          40          Thomas & Betts Corp.                              578
         220    @     Waters Corp.                                    6,409
                                                               ------------
                                                                     24,971
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      ENGINEERING & CONSTRUCTION: 0.0%
         120          Fluor Corp.                              $      4,037
                                                               ------------
                                                                      4,037
                                                               ------------
                      ENTERTAINMENT: 0.0%
          80    @     International Game Technology                   8,186
                                                               ------------
                                                                      8,186
                                                               ------------
                      ENVIRONMENTAL CONTROL: 0.0%
         230    @     Allied Waste Industries, Inc.                   2,312
         530          Waste Management, Inc.                         12,768
                                                               ------------
                                                                     15,080
                                                               ------------
                      FOOD: 0.1%
         300          Albertson's, Inc.                               5,760
         611          Archer-Daniels-Midland Co.                      7,864
         330          Campbell Soup Co.                               8,085
         590          ConAgra Foods, Inc.                            13,924
         380          General Mills, Inc.                            18,016
         160          Hershey Foods Corp.                            11,146
         570          HJ Heinz Co.                                   18,799
         370          Kellogg Co.                                    12,717
         840    @     Kroger Co.                                     14,011
         150          McCormick & Co., Inc.                           4,080
         170    @     Safeway, Inc.                                   3,478
         830          Sara Lee Corp.                                 15,612
         130          Supervalu, Inc.                                 2,772
         610          Sysco Corp.                                    18,324
         120          Winn-Dixie Stores, Inc.                         1,477
         210          WM Wrigley Jr Co.                              11,808
                                                               ------------
                                                                    167,873
                                                               ------------
                      FOREST PRODUCTS & PAPER: 0.0%
          50          Boise Cascade Corp.                             1,195
         490          International Paper Co.                        17,508
          90          Louisiana-Pacific Corp.                           971
                                                               ------------
                                                                     19,674
                                                               ------------
                      GAS: 0.0%
         140          KeySpan Corp.                                   4,963
          30          Nicor, Inc.                                     1,113
          50          Peoples Energy Corp.                            2,145
         180          Sempra Energy                                   5,135
                                                               ------------
                                                                     13,356
                                                               ------------
                      HAND/MACHINE TOOLS: 0.0%
         120          Black & Decker Corp.                            5,214
          10          Snap-On, Inc.                                     290
          90          Stanley Works                                   2,484
                                                               ------------
                                                                      7,988
                                                               ------------
                      HEALTHCARE -- PRODUCTS: 0.1%
          40          Bausch & Lomb, Inc.                             1,500
         280          Becton Dickinson & Co.                         10,878
         230          Biomet, Inc.                                    6,592
         380    @     Boston Scientific Corp.                        23,218
          50          CR Bard, Inc.                                   3,566
         530    @     Guidant Corp.                                  23,527

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES D    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      HEALTHCARE -- PRODUCTS (CONTINUED)
       2,768          Johnson & Johnson                        $    143,106
       1,140          Medtronic, Inc.                                54,686
         200    @     St. Jude Medical, Inc.                         11,500
         190          Stryker Corp.                                  13,180
         190    @     Zimmer Holdings, Inc.                           8,560
                                                               ------------
                                                                    300,313
                                                               ------------
                      HEALTHCARE -- SERVICES: 0.0%
         220    @     Anthem, Inc.                                   16,973
         210    @     Humana, Inc.                                    3,171
          70    @     Manor Care, Inc.                                1,751
         780          UnitedHealth Group, Inc.                       39,195
         230    @     WellPoint Health Networks                      19,389
                                                               ------------
                                                                     80,479
                                                               ------------
                      HOME BUILDERS: 0.0%
          80          Centex Corp.                                    6,223
          70          KB Home                                         4,339
          60          Pulte Homes, Inc.                               3,700
                                                               ------------
                                                                     14,262
                                                               ------------
                      HOME FURNISHINGS: 0.0%
         180          Leggett & Platt, Inc.                           3,690
          60          Whirlpool Corp.                                 3,822
                                                               ------------
                                                                      7,512
                                                               ------------
                      HOUSEHOLD PRODUCTS/WARES: 0.0%
          60          American Greetings                              1,178
          40          Avery Dennison Corp.                            2,008
         210          Clorox Co.                                      8,957
         160          Fortune Brands, Inc.                            8,352
          50          Tupperware Corp.                                  718
                                                               ------------
                                                                     21,213
                                                               ------------
                      HOUSEWARES: 0.0%
         270          Newell Rubbermaid, Inc.                         7,560
                                                               ------------
                                                                      7,560
                                                               ------------
                      INSURANCE: 0.1%
         270    @@    ACE Ltd.                                        9,258
         630          Aflac, Inc.                                    19,373
       1,110          Allstate Corp.                                 39,572
          90          AMBAC Financial Group, Inc.                     5,963
       2,420          American Intl. Group                          133,536
         280          AON Corp.                                       6,742
         180          Chubb Corp.                                    10,800
         160          Cigna Corp.                                     7,510
         130          Cincinnati Financial Corp.                      4,822
         100          Hartford Financial Services Group, Inc.         5,036
         150          Jefferson-Pilot Corp.                           6,219
         240          John Hancock Financial Services, Inc.           7,375
         160          Lincoln National Corp.                          5,701
         190          Loews Corp.                                     8,985
         540          Marsh & McLennan Cos., Inc.                    27,578
         130          MBIA, Inc.                                      6,338
         660          Metlife, Inc.                                  18,691
          80          MGIC Investment Corp.                           3,731
         490          Principal Financial Group                      15,803
         350          Progressive Corp.                              25,585
         710          Prudential Financial, Inc.                     23,892
         220          Safeco Corp.                                    7,762
          90          Torchmark Corp.                                 3,353
         923    @     Travelers Property Casualty Corp.              14,556
         220          UnumProvident Corp.                             2,950
         120    @@    XL Capital Ltd.                                 9,960
                                                               ------------
                                                                    431,091
                                                               ------------
                      INTERNET: 0.0%
         410    @     eBay, Inc.                                     42,714
         230    @     Symantec Corp.                                 10,088
         530    @     Yahoo!, Inc.                                   17,363
                                                               ------------
                                                                     70,165
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      IRON/STEEL: 0.0%
         120          United States Steel Corp.                $      1,964
                                                               ------------
                                                                      1,964
                                                               ------------
                      LEISURE TIME: 0.0%
         110          Brunswick Corp.                                 2,752
         310          Harley-Davidson, Inc.                          12,357
                                                               ------------
                                                                     15,109
                                                               ------------
                      LODGING: 0.0%
         150    @     Harrah's Entertainment, Inc.                    6,036
         380          Hilton Hotels Corp.                             4,860
         230          Marriott Intl., Inc.                            8,837
                                                               ------------
                                                                     19,733
                                                               ------------
                      MACHINERY -- CONSTRUCTION & MINING: 0.0%
         320          Caterpillar, Inc.                              17,811
                                                               ------------
                                                                     17,811
                                                               ------------
                      MACHINERY -- DIVERSIFIED: 0.0%
         340          Deere & Co.                                    15,538
         190          Dover Corp.                                     5,692
         320          Rockwell Automation, Inc.                       7,629
                                                               ------------
                                                                     28,859
                                                               ------------
                      MEDIA: 0.1%
       4,210    @     AOL Time Warner, Inc.                          67,739
         570    @     Clear Channel Communications, Inc.             24,162
       2,180    @     Comcast Corp.                                  65,792
          80          Dow Jones & Co., Inc.                           3,442
         250          Gannett Co., Inc.                              19,203
          80          Knight-Ridder, Inc.                             5,514
         190          McGraw-Hill Cos., Inc.                         11,780
          70          Meredith Corp.                                  3,080
         150          New York Times Co.                              6,825
         310          Tribune Co.                                    14,973
       1,668    @     Viacom, Inc.                                   72,825
       1,920          Walt Disney Co.                                37,920
                                                               ------------
                                                                    333,255
                                                               ------------
                      METAL FABRICATE/HARDWARE: 0.0%
         100          Worthington Industries                          1,340
                                                               ------------
                                                                      1,340
                                                               ------------
                      MINING: 0.0%
         330          Alcoa, Inc.                                     8,415
         110    @     Freeport-McMoRan Copper & Gold, Inc.            2,695
         430          Newmont Mining Corp.                           13,958
          80    @     Phelps Dodge Corp.                              3,067
                                                               ------------
                                                                     28,135
                                                               ------------
                      MISCELLANEOUS MANUFACTURING: 0.2%
         350          3M Co.                                         45,143
          80          Cooper Industries Ltd.                          3,304
          60          Crane Co.                                       1,358
         170          Danaher Corp.                                  11,569
         520          Eastman Kodak Co.                              14,222
          90          Eaton Corp.                                     7,075
      15,210          General Electric Co.                          436,223
         300          Honeywell Intl., Inc.                           8,055
         280          Illinois Tool Works, Inc.                      18,438
         150    @@    Ingersoll-Rand Co.                              7,098
          80          ITT Industries, Inc.                            5,237
         120          Pall Corp.                                      2,700

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES D    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      MISCELLANEOUS MANUFACTURING (CONTINUED)
         170          Textron, Inc.                            $      6,633
       1,820    @@    Tyco Intl. Ltd.                                34,544
                                                               ------------
                                                                    601,599
                                                               ------------
                      OFFICE/BUSINESS EQUIPMENT: 0.0%
         210          Pitney Bowes, Inc.                              8,066
         930    @     Xerox Corp.                                     9,849
                                                               ------------
                                                                     17,915
                                                               ------------
                      OIL & GAS SERVICES: 0.0%
         410          Halliburton Co.                                 9,430
                                                               ------------
                                                                      9,430
                                                               ------------
                      OIL & GAS: 0.1%
         130          Amerada Hess Corp.                              6,393
         320          Anadarko Petroleum Corp.                       14,230
         154          Apache Corp.                                   10,019
         190          Burlington Resources, Inc.                     10,273
       1,000          ChevronTexaco Corp.                            72,200
         633          ConocoPhillips                                 34,688
         210          Devon Energy Corp.                             11,214
         120          EOG Resources, Inc.                             5,021
       6,260          Exxon Mobil Corp.                             224,797
         100          Kerr-McGee Corp.                                4,480
         550          Marathon Oil Corp.                             14,493
         190   @,@@   Nabors Industries Ltd.                          7,515
         120    @     Noble Corp.                                     4,116
         590          Occidental Petroleum Corp.                     19,795
          10          Rowan Cos., Inc.                                  224
          90          Sunoco, Inc.                                    3,397
         370          Transocean, Inc.                                8,129
         340          Unocal Corp.                                    9,755
                                                               ------------
                                                                    460,739
                                                               ------------
                      PACKAGING & CONTAINERS: 0.0%
          90          Ball Corp.                                      4,096
          50          Bemis Co.                                       2,340
         180    @     Pactiv Corp.                                    3,548
          70    @     Sealed Air Corp.                                3,336
                                                               ------------
                                                                     13,320
                                                               ------------
                      PHARMACEUTICALS: 0.2%
       1,450          Abbott Laboratories                            63,452
          50          Allergan, Inc.                                  3,855
         720          Bristol-Myers Squibb Co.                       19,548
         410          Cardinal Health, Inc.                          26,363
       1,040          Eli Lilly & Co.                                71,729
         450    @     Forest Laboratories, Inc.                      24,638
         300    @     King Pharmaceuticals, Inc.                      4,428
         280    @     Medimmune, Inc.                                10,184
       2,840          Merck & Co., Inc.                             171,962
       7,415          Pfizer, Inc.                                  253,222
       1,470          Schering-Plough Corp.                          27,342
         130    @     Watson Pharmaceuticals, Inc.                    5,248
       1,230          Wyeth                                          56,027
                                                               ------------
                                                                    737,998
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      PIPELINES: 0.0%
         150          Kinder Morgan, Inc.                      $      8,198
         530          Williams Cos., Inc.                             4,187
                                                               ------------
                                                                     12,385
                                                               ------------
                      REITS: 0.0%
         370          Equity Office Properties Trust                  9,994
         260          Equity Residential                              6,747
         170          Simon Property Group, Inc.                      6,635
                                                               ------------
                                                                     23,376
                                                               ------------
                      RETAIL: 0.2%
         350    @     Autonation, Inc.                                5,502
          40    @     Autozone, Inc.                                  3,039
         350    @     Bed Bath & Beyond, Inc.                        13,583
         120    @     Best Buy Co., Inc.                              5,270
         150    @     Big Lots, Inc.                                  2,256
         420          Costco Wholesale Corp.                         15,372
         330          CVS Corp.                                       9,250
         185          Darden Restaurants, Inc.                        3,511
          70          Dillard's, Inc.                                   943
         550          Dollar General Corp.                           10,043
         150          Family Dollar Stores                            5,723
         310    @     Federated Department Stores                    11,424
         850          Gap, Inc.                                      15,946
       2,210          Home Depot, Inc.                               73,195
         310          JC Penney Co., Inc. Holding Co.                 5,224
         730          Lowe's Cos., Inc.                              31,354
         490          Limited Brands                                  7,595
         110          May Department Stores Co.                       2,448
       1,210          McDonald's Corp.                               26,692
         480    @     Office Depot, Inc.                              6,965
         170          RadioShack Corp.                                4,473
         600    @     Staples, Inc.                                  11,010
         390    @     Starbucks Corp.                                 9,563
         510          TJX Cos., Inc.                                  9,608
         210    @     Toys R US, Inc.                                 2,545
       1,300          Walgreen Co.                                   39,130
       4,120          Wal-Mart Stores, Inc.                         221,120
         120          Wendy's Intl., Inc.                             3,476
         290    @     Yum! Brands, Inc.                               8,572
                                                               ------------
                                                                    564,832
                                                               ------------
                      SAVINGS & LOANS: 0.0%
         170          Golden West Financial Corp.                    13,602
       1,510          Washington Mutual, Inc.                        62,363
                                                               ------------
                                                                     75,965
                                                               ------------
                      SEMICONDUCTORS: 0.1%
         400    @     Altera Corp.                                    6,560
         400    @     Analog Devices, Inc.                           13,928
       1,550    @     Applied Materials, Inc.                        24,583
       6,160          Intel Corp.                                   128,029
          70    @     Kla-Tencor Corp.                                3,254
         320          Linear Technology Corp.                        10,307
         280    @     LSI Logic Corp.                                 1,982
         350          Maxim Integrated Products                      11,966
         150    @     Novellus Systems, Inc.                          5,493
         130    @     Nvidia Corp.                                    2,991
          80    @     QLogic Corp.                                    3,866
         280    @     Xilinx, Inc.                                    7,087
                                                               ------------
                                                                    220,046
                                                               ------------
                      SOFTWARE: 0.2%
         240          Adobe Systems, Inc.                             7,697
          90          Autodesk, Inc.                                  1,454
         560          Automatic Data Processing                      18,961
         200    @     BMC Software, Inc.                              3,266
         150    @     Citrix Systems, Inc.                            3,054
         900          Computer Associates Intl., Inc.                20,052
         480    @     Compuware Corp.                                 2,769
         180    @     Electronic Arts, Inc.                          13,318
         690          First Data Corp.                               28,593
         170    @     Fiserv, Inc.                                    6,054
         260          IMS Health, Inc.                                4,677
         270    @     Intuit, Inc.                                   12,023
         130    @     Mercury Interactive Corp.                       5,019
      13,430          Microsoft Corp.                               343,942
       8,250    @     Oracle Corp.                                   99,165
         110    @     Peoplesoft, Inc.                                1,935

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES D    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      SOFTWARE (CONTINUED)
         650    @     Siebel Systems, Inc.                     $      6,201
         660    @     Veritas Software Corp.                         18,922
                                                               ------------
                                                                    597,102
                                                               ------------
                      TELECOMMUNICATIONS: 0.2%
         280    @     Alltel Corp.                                   13,501
          20    @     Andrew Corp.                                      184
         616          AT&T Corp.                                     11,858
       2,460    @     AT&T Wireless Services, Inc.                   20,196
         570    @     Avaya, Inc.                                     3,682
       2,030          BellSouth Corp.                                54,059
         120          CenturyTel, Inc.                                4,182
         450    @     Ciena Corp.                                     2,335
       6,610    @     Cisco Systems, Inc.                           110,321
         270    @     Citizens Communications Co.                     3,480
         330    @     Comverse Technology, Inc.                       4,960
       1,120          Corning, Inc.                                   8,276
         860          Motorola, Inc.                                  8,109
       1,480    @     Nextel Communications, Inc.                    26,758
         720    @     Qualcomm, Inc.                                 25,740
       3,640          SBC Communications, Inc.                       93,002
         150          Scientific-Atlanta, Inc.                        3,576
         810          Sprint Corp.-FON Group                         11,664
         350    @     Tellabs, Inc.                                   2,299
       3,780          Verizon Communications, Inc.                  149,121
                                                               ------------
                                                                    557,303
                                                               ------------
                      TEXTILES: 0.0%
         150          Cintas Corp.                                    5,316
                                                               ------------
                                                                      5,316
                                                               ------------
                      TOYS/GAMES/HOBBIES: 0.0%
         200          Hasbro, Inc.                                    3,498
         760          Mattel, Inc.                                   14,379
                                                               ------------
                                                                     17,877
                                                               ------------
                      TRANSPORTATION: 0.1%
         320          Burlington Northern Santa Fe Corp.              9,100
          80          CSX Corp.                                       2,407
         460          FedEx Corp.                                    28,534
         380          Norfolk Southern Corp.                          7,296
          90          Union Pacific Corp.                             5,221
       1,710          United Parcel Service, Inc.                   108,927
                                                               ------------
                                                                    161,485
                                                               ------------
                      TRUCKING & LEASING: 0.0%
          60          Ryder System, Inc.                              1,537
                                                               ------------
                                                                      1,537
                                                               ------------
                      Total Common Stocks
                       (Cost $8,246,455)                          8,985,416
                                                               ------------
 Principal
   Amount                                                         Value
---------------------------------------------------------------------------
NOTES/BONDS: 16.7%
                      BANKS: 1.5%
$  5,375,000          BankBoston Corp.,
                       6.875%, due 06/15/03                       5,376,941
                                                               ------------
                                                                  5,376,941
                                                               ------------

 Principal
   Amount                                                         Value
---------------------------------------------------------------------------
                      OIL & GAS: 1.3%
$  4,410,000          USX Corp.,
                       9.625%, due 08/15/03                    $  4,426,296
                                                               ------------
                                                                  4,426,296
                                                               ------------
                      SOVEREIGN: 13.9%
  10,000,000          Israel Government AID Bond, Zero
                       Coupon, due 02/15/04                       9,914,790
  15,158,000          Israel Trust, Zero Coupon, due 05/15/04    14,975,967
  13,564,000          Israel Trust, Zero Coupon, due 11/15/03    13,494,688
  10,000,000          Israel Trust, Zero Coupon, due 11/15/03     9,948,900
                                                               ------------
                                                                 48,334,345
                                                               ------------
                      Total Notes/Bonds
                       (Cost $57,580,210)                        58,137,582
                                                               ------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET-BACKED SECURITIES: 4.9%
                      COMMERCIAL MORTGAGE BACKED SECURITIES: 4.4%
   8,745,143          DLJ Commercial Mortgage Corp.,
                       6.080%, due 08/10/08                       9,466,583
   5,468,188          Nationslink Funding Corp.,
                       6.042%, due 11/20/07                       5,836,923
                                                               ------------
                                                                 15,303,506
                                                               ------------
                      MANUFACTURED HOUSING ASSET BACKED: 0.2%
   6,000,000          Green Tree Financial Corp.,
                       8.410%, due 12/01/30                         660,000
                                                               ------------
                                                                    660,000
                                                               ------------
                      WHOLE LOAN COLLATERALIZED MORTGAGE: 0.3%
     348,650          Countrywide Home Loans,
                       6.250%, due 05/25/14                         355,188
     448,429          GE Capital Mortgage Services, Inc.,
                       6.250%, due 03/25/14                         456,675
     296,867          Norwest Asset Securities Corp.,
                       6.750% due 02/25/13                          296,435
                                                               ------------
                                                                  1,108,298
                                                               ------------
                      Total CMOs and Asset Backed Securities
                       (Cost $21,265,927)                        17,071,804
                                                               ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 48.8%
                      FEDERAL HOME LOAN BANK: 8.8%
   5,000,000          3.750%, due 04/15/04                        5,105,315
  25,000,000          5.250%, due 02/13/04                       25,645,025
                                                               ------------
                                                                 30,750,340
                                                               ------------
                      FEDERAL HOME LOAN MORTGAGE CORPORATION: 9.2%
   1,000,000          3.250%, due 01/15/04                        1,011,870
  30,470,000          5.000%, due 01/15/04                       31,117,426
                                                               ------------
                                                                 32,129,296
                                                               ------------
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION -- STRIP: 4.6%
   3,591,000          Zero Coupon, due 01/15/04                   3,566,143
   3,750,000    @     Zero Coupon, due 01/15/04                   3,723,645
   2,538,000    @     Zero Coupon, due 03/15/04                   2,514,599
   6,300,000          Zero Coupon, due 06/15/05                   6,103,339
                                                               ------------
                                                                 15,907,726
                                                               ------------
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION: 21.0%
  50,000,000          5.125%, due 02/13/04                       51,251,700
  13,000,000          6.500%, due 08/15/04                       13,777,075
   8,077,000          Zero Coupon, due 08/16/04                   7,955,433
                                                               ------------
                                                                 72,984,208
                                                               ------------
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION -- STRIP: 5.2%
  18,234,000          Zero Coupon, due 02/25/04                  18,078,081
                                                               ------------
                                                                 18,078,081
                                                               ------------
                      Total U.S. Government Agency
                       Obligations
                       (Cost $165,072,244)                      169,849,651
                                                               ------------
U.S. TREASURY OBLIGATIONS: 25.8%
                      U.S. TREASURY STRIP: 25.8%
   1,825,000          4.750%, due 02/15/04                        1,868,130
  64,732,000          Zero Coupon, due 02/15/04                  64,351,376

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES D    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

 Principal
   Amount                                                         Value
---------------------------------------------------------------------------
                      U.S. TREASURY STRIP (CONTINUED)
$ 23,497,000          Zero Coupon, due 08/15/03                $ 23,437,020
                                                               ------------
                                                                 89,656,526
                                                               ------------
                      Total U.S. Treasury Obligations
                       (Cost $89,188,160)                        89,656,526
                                                               ------------
SHORT-TERM INVESTMENT: 0.5%
                      REPURCHASE AGREEMENT: 0.5%
   1,723,000          State Street Repurchase Agreement,
                       dated 06/30/03, 1.100% due 07/01/03,
                       $1,723,053 to be received upon
                       repurchase (Collateralized by
                       $1,760,000 Federal Home Loan Bank,
                       1.300%, Market Value $1,761,628,
                       due 06/30/04)                              1,723,000
                                                               ------------
                      Total Short-Term Investment
                       (Cost $1,723,000)                          1,723,000
                                                               ------------

              TOTAL INVESTMENTS IN SECURITIES
               (COST $343,075,996)*                     99.2%  $345,423,979
              OTHER ASSETS AND LIABILITIES-NET           0.8      2,772,512
                                                      -------  ------------
              NET ASSETS                               100.0%  $348,196,491
                                                      =======  ============


 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

     Gross Unrealized Appreciation                                 $7,751,585
     Gross Unrealized Depreciation                                 (5,403,602)
                                                                  -----------
     Net Unrealized Appreciation                                   $2,347,983
                                                                  ===========


                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES E    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                                          Value
---------------------------------------------------------------------------
COMMON STOCKS: 6.5%
                     ADVERTISING: 0.0%
      1,300          Interpublic Group of Cos., Inc.           $     17,394
        450          Omnicom Group                                   32,265
                                                               ------------
                                                                     49,659
                                                               ------------
                     AEROSPACE/DEFENSE: 0.1%
      2,150          Boeing Co.                                      73,788
        450          General Dynamics Corp.                          32,625
        150          Goodrich Corp.                                   3,150
      1,510          Lockheed Martin Corp.                           71,831
        176          Northrop Grumman Corp.                          15,187
        400          Raytheon Co.                                    13,136
        650          Rockwell Collins, Inc.                          16,010
      1,200          United Technologies Corp.                       84,996
                                                               ------------
                                                                    310,723
                                                               ------------
                     AGRICULTURE: 0.1%
      5,240          Altria Group, Inc.                             238,106
        850          Monsanto Co.                                    18,394
        450          UST, Inc.                                       15,764
                                                               ------------
                                                                    272,264
                                                               ------------
                     AIRLINES: 0.0%
      1,950          Southwest Airlines Co.                          33,540
                                                               ------------
                                                                     33,540
                                                               ------------
                     APPAREL: 0.0%
        580    @     Jones Apparel Group, Inc.                       16,971
        450          Liz Claiborne, Inc.                             15,863
        800          Nike, Inc.                                      42,792
        250    @     Reebok Intl. Ltd.                                8,408
        270          VF Corp.                                         9,194
                                                               ------------
                                                                     93,228
                                                               ------------
                     AUTO MANUFACTURERS: 0.1%
      7,910          Ford Motor Co.                                  86,931
        600          General Motors Corp.                            21,600
        500          Paccar, Inc.                                    33,780
                                                               ------------
                                                                    142,311
                                                               ------------
                     AUTO PARTS & EQUIPMENT: 0.0%
        240          Cooper Tire & Rubber Co.                         4,222
        500          Dana Corp.                                       5,780
      1,590          Delphi Corp.                                    13,722
        250          Johnson Controls, Inc.                          21,400
                                                               ------------
                                                                     45,124
                                                               ------------

  Shares                                                          Value
---------------------------------------------------------------------------
                     BANKS: 0.5%
        900          AmSouth Bancorp                           $     19,656
      5,150          Bank of America Corp.                          407,005
        800          Bank of New York Co., Inc.                      23,000
      2,950          Bank One Corp.                                 109,681
      1,300          BB&T Corp.                                      44,590
        707          Charter One Financial, Inc.                     22,044
        500          Comerica, Inc.                                  23,250
        400          First Tennessee National Corp.                  17,564
      2,650          FleetBoston Financial Corp.                     78,732
        800          Huntington Bancshares, Inc.                     15,616
      1,250          Keycorp                                         31,588
        600          Marshall & Ilsley Corp.                         18,348
      1,050          Mellon Financial Corp.                          29,138
      2,600          National City Corp.                             85,046
        150          North Fork Bancorporation, Inc.                  5,109
        300          PNC Financial Services Group, Inc.              14,643
        550          Regions Financial Corp.                         18,579
        980          SouthTrust Corp.                                26,656
      1,000          State Street Corp.                              39,400
        700          SunTrust Banks, Inc.                            41,538
        590          Union Planters Corp.                            18,308
      6,535          US Bancorp                                     160,108
      4,650          Wachovia Corp.                                 185,814
      4,300          Wells Fargo & Co.                              216,720
        300          Zions Bancorporation                            15,183
                                                               ------------
                                                                  1,667,316
                                                               ------------
                     BEVERAGES: 0.2%
      2,200          Anheuser-Busch Cos., Inc.                      112,310
        150          Brown-Forman Corp.                              11,793
      6,400          Coca-Cola Co.                                  297,024
      1,450          Coca-Cola Enterprises, Inc.                     26,318
        110          Coors (Adolph)                                   5,388
        800          Pepsi Bottling Group, Inc.                      16,016
      4,400          PepsiCo, Inc.                                  195,800
                                                               ------------
                                                                    664,649
                                                               ------------
                     BIOTECHNOLOGY: 0.1%
      3,276    @     Amgen, Inc.                                    217,657
        400    @     Biogen, Inc.                                    15,200
        650    @     Chiron Corp.                                    28,418
        550    @     Genzyme Corp.                                   22,990
                                                               ------------
                                                                    284,265
                                                               ------------
                     BUILDING MATERIALS: 0.0%
        200    @     American Standard Cos., Inc.                    14,786
      1,200          Masco Corp.                                     28,620
        250          Vulcan Materials Co.                             9,268
                                                               ------------
                                                                     52,674
                                                               ------------
                     CHEMICALS: 0.1%
        700          Air Products & Chemicals, Inc.                  29,120
      2,650          Dow Chemical Co.                                82,044
      2,850          Du Pont EI de Nemours & Co.                    118,674
        250          Eastman Chemical Co.                             7,918
        700          Ecolab, Inc.                                    17,920
        400          Engelhard Corp.                                  9,908
        320          International Flavors & Fragrances, Inc.        10,218
        500          PPG Industries, Inc.                            25,370
        500          Praxair, Inc.                                   30,050
        650          Rohm & Haas Co.                                 20,170
        450          Sherwin-Williams Co.                            12,096
        250          Sigma-Aldrich Corp.                             13,545
                                                               ------------
                                                                    377,033
                                                               ------------
                     COMMERCIAL SERVICES: 0.1%
        450    @     Apollo Group, Inc.                              27,792
      1,000    @     Cendant Corp.                                   18,320
      1,350    @     Concord EFS, Inc.                               19,872
        650    @     Convergys Corp.                                 10,400
        130          Deluxe Corp.                                     5,824
        400          Equifax, Inc.                                   10,400
        490          H&R Block, Inc.                                 21,193
        900          McKesson Corp.                                  32,166
        400          Moody's Corp.                                   21,084
        950          Paychex, Inc.                                   27,845
        300    @     Quintiles Transnational Corp.                    4,257
        150    @     Robert Half Intl., Inc.                          2,841
        350          RR Donnelley & Sons Co.                          9,149
                                                               ------------
                                                                    211,143
                                                               ------------
                     COMPUTERS: 0.3%
      1,000    @     Apple Computer, Inc.                            19,120
        500    @     Computer Sciences Corp.                         19,060
     11,300    @     Dell Computer Corp.                            361,148
        250          Electronic Data Systems Corp.                    5,363
      7,650    @     EMC Corp.-Mass                                  80,096
      7,792          Hewlett-Packard Co.                            165,970
      4,300          International Business Machines Corp.          354,750
        510    @     Lexmark Intl., Inc.                             36,093
        850    @     Network Appliance, Inc.                         13,779
      8,150    @     Sun Microsystems, Inc.                          37,490

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES E    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
---------------------------------------------------------------------------
                     COMPUTERS (CONTINUED)
        900    @     Sungard Data Systems, Inc.                $     23,319
        950    @     Unisys Corp.                                    11,666
                                                               ------------
                                                                  1,127,854
                                                               ------------
                     COSMETICS/PERSONAL CARE: 0.2%
        210          Alberto-Culver Co.                              10,731
        250          Avon Products, Inc.                             15,550
      1,850          Colgate-Palmolive Co.                          107,208
      4,500          Gillette Co.                                   143,370
      1,350          Kimberly-Clark Corp.                            70,389
      5,600          Procter & Gamble Co.                           499,408
                                                               ------------
                                                                    846,656
                                                               ------------
                     DIVERSIFIED FINANCIAL SERVICES: 0.5%
      3,300          American Express Co.                           137,973
        430          Bear Stearns Cos., Inc.                         31,141
        820          Capital One Financial Corp.                     40,328
      1,350          Charles Schwab Corp.                            13,622
     13,020          Citigroup, Inc.                                557,256
        550          Countrywide Financial Corp.                     38,264
      4,290          Fannie Mae                                     289,318
        650          Franklin Resources, Inc.                        25,396
      2,340          Freddie Mac                                    118,802
      1,200          Goldman Sachs Group, Inc.                      100,500
      5,080          JP Morgan Chase & Co.                          173,634
      1,100          Lehman Brothers Holdings, Inc.                  73,128
      4,395          MBNA Corp.                                      91,592
      3,200          Merrill Lynch & Co., Inc.                      149,376
      2,750          Morgan Stanley                                 117,563
        640    @     Providian Financial Corp.                        5,926
      1,350          SLM Corp.                                       52,880
        300          T Rowe Price Group, Inc.                        11,325
                                                               ------------
                                                                  2,028,024
                                                               ------------
                     ELECTRIC: 0.2%
      1,500          AES Corp.                                        9,525
        450          Ameren Corp.                                    19,845
        920          American Electric Power Co., Inc.               27,444
        760          Centerpoint Energy, Inc.                         6,194
        570          Cinergy Corp.                                   20,970
        600          Consolidated Edison, Inc.                       25,968
        500          Constellation Energy Group, Inc.                17,150
        756          Dominion Resources, Inc.                        48,588
        490          DTE Energy Co.                                  18,934
      2,250          Duke Energy Corp.                               44,888
      1,100    @     Edison Intl.                                    18,073
        530          Entergy Corp.                                   27,973
      1,400          Exelon Corp.                                    83,734
        810          FirstEnergy Corp.                               31,145
        550          FPL Group, Inc.                                 36,768
        650          NiSource, Inc.                                  12,350
      1,170    @     PG&E Corp.                                      24,746
        690          PPL Corp.                                       29,670
        650          Progress Energy, Inc.                           28,535
        600          Public Service Enterprise Group, Inc.           25,350
      1,800          Southern Co.                                    56,088
        800          TXU Corp.                                       17,960
        950          Xcel Energy, Inc.                               14,288
                                                               ------------
                                                                    646,186
                                                               ------------
                     ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
        800    @     American Power Conversion                       12,472
      1,150          Emerson Electric Co.                            58,765
        600          Molex, Inc.                                     16,194
                                                               ------------
                                                                     87,431
                                                               ------------
                     ELECTRONICS: 0.0%
        900          Applera Corp. Applied Biosystems Group          17,127
        450    @     Jabil Circuit, Inc.                              9,945
        100    @     Sanmina-SCI Corp.                                  631
      2,250    @     Solectron Corp.                                  8,415
        650          Symbol Technologies, Inc.                        8,457
        450    @     Thermo Electron Corp.                            9,459
        400    @     Waters Corp.                                    11,652
                                                               ------------
                                                                     65,686
                                                               ------------
                     ENGINEERING & CONSTRUCTION: 0.0%
        350          Fluor Corp.                                     11,774
                                                               ------------
                                                                     11,774
                                                               ------------

  Shares                                                          Value
---------------------------------------------------------------------------
                     ENTERTAINMENT: 0.0%
        250    @     International Game Technology             $     25,583
                                                               ------------
                                                                     25,583
                                                               ------------
                     ENVIRONMENTAL CONTROL: 0.0%
        600    @     Allied Waste Industries, Inc.                    6,030
      1,450          Waste Management, Inc.                          34,931
                                                               ------------
                                                                     40,961
                                                               ------------
                     FOOD: 0.1%
        900          Albertson's, Inc.                               17,280
      1,628          Archer-Daniels-Midland Co.                      20,952
      1,200          Campbell Soup Co.                               29,400
      1,650          ConAgra Foods, Inc.                             38,940
      1,000          General Mills, Inc.                             47,410
        400          Hershey Foods Corp.                             27,864
      1,600          HJ Heinz Co.                                    52,768
      1,000          Kellogg Co.                                     34,370
      1,950    @     Kroger Co.                                      32,526
        350          McCormick & Co., Inc.                            9,520
        450    @     Safeway, Inc.                                    9,207
      2,150          Sara Lee Corp.                                  40,442
        340          Supervalu, Inc.                                  7,249
      1,650          Sysco Corp.                                     49,566
        290          Winn-Dixie Stores, Inc.                          3,570
        550          WM Wrigley Jr Co.                               30,927
                                                               ------------
                                                                    451,991
                                                               ------------
                     FOREST PRODUCTS & PAPER: 0.0%
        310          Boise Cascade Corp.                              7,409
      1,400          International Paper Co.                         50,022
                                                               ------------
                                                                     57,431
                                                               ------------
                     GAS: 0.0%
        400          KeySpan Corp.                                   14,180
        150          Nicor, Inc.                                      5,567
         80          Peoples Energy Corp.                             3,431
        700          Sempra Energy                                   19,971
                                                               ------------
                                                                     43,149
                                                               ------------
                     HAND/MACHINE TOOLS: 0.0%
        330          Black & Decker Corp.                            14,339
        250          Snap-On, Inc.                                    7,258
        300          Stanley Works                                    8,280
                                                               ------------
                                                                     29,877
                                                               ------------
                     HEALTHCARE -- PRODUCTS: 0.2%
        750          Becton Dickinson & Co.                          29,138
        700          Biomet, Inc.                                    20,062
      1,050    @     Boston Scientific Corp.                         64,155
        210          CR Bard, Inc.                                   14,975
      1,423    @     Guidant Corp.                                   63,167
      7,535          Johnson & Johnson                              389,560
      3,100          Medtronic, Inc.                                148,707
        420    @     St. Jude Medical, Inc.                          24,150
        500          Stryker Corp.                                   34,685
        500    @     Zimmer Holdings, Inc.                           22,525
                                                               ------------
                                                                    811,124
                                                               ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES E    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
---------------------------------------------------------------------------
                     HEALTHCARE -- SERVICES: 0.1%
        650    @     Anthem, Inc.                              $     50,148
        600    @     Humana, Inc.                                     9,060
        350    @     Manor Care, Inc.                                 8,754
      2,100          UnitedHealth Group, Inc.                       105,525
        680    @     WellPoint Health Networks                       57,324
                                                               ------------
                                                                    230,811
                                                               ------------
                     HOME BUILDERS: 0.0%
        250          Centex Corp.                                    19,448
        190          KB Home                                         11,776
         50          Pulte Homes, Inc.                                3,083
                                                               ------------
                                                                     34,307
                                                               ------------
                     HOME FURNISHINGS: 0.0%
        550          Leggett & Platt, Inc.                           11,275
        200          Whirlpool Corp.                                 12,740
                                                               ------------
                                                                     24,015
                                                               ------------
                     HOUSEHOLD PRODUCTS/WARES: 0.0%
        250          Avery Dennison Corp.                            12,550
        550          Clorox Co.                                      23,458
        450          Fortune Brands, Inc.                            23,490
                                                               ------------
                                                                     59,498
                                                               ------------
                     HOUSEWARES: 0.0%
        800          Newell Rubbermaid, Inc.                         22,400
                                                               ------------
                                                                     22,400
                                                               ------------
                     INSURANCE: 0.3%
        750    @@    ACE Ltd.                                        25,718
      1,700          Aflac, Inc.                                     52,275
      3,000          Allstate Corp.                                 106,950
        300          AMBAC Financial Group, Inc.                     19,875
      6,600          American Intl. Group                           364,188
      1,000          AON Corp.                                       24,080
        500          Chubb Corp.                                     30,000
        410          Cigna Corp.                                     19,245
        150          Cincinnati Financial Corp.                       5,564
        280          Hartford Financial Services Group, Inc.         14,101
        400          Jefferson-Pilot Corp.                           16,584
        900          John Hancock Financial Services, Inc.           27,657
        450          Lincoln National Corp.                          16,034
        600          Loews Corp.                                     28,374
      1,350          Marsh & McLennan Cos., Inc.                     68,945
        450          MBIA, Inc.                                      21,938
      1,800          Metlife, Inc.                                   50,976
        350          MGIC Investment Corp.                           16,324
      1,350          Principal Financial Group                       43,538
        950          Progressive Corp.                               69,445
      1,950          Prudential Financial, Inc.                      65,618
        650          Safeco Corp.                                    22,932
        350          Torchmark Corp.                                 13,038
      2,923    @     Travelers Property Casualty Corp.               46,096
        280          UnumProvident Corp.                              3,755
        350    @@    XL Capital Ltd.                                 29,050
                                                               ------------
                                                                  1,202,300
                                                               ------------
                     INTERNET: 0.1%
      1,100    @     eBay, Inc.                                     114,598
        600    @     Symantec Corp.                                  26,316
      1,700    @     Yahoo!, Inc.                                    55,692
                                                               ------------
                                                                    196,606
                                                               ------------
                     IRON/STEEL: 0.0%
        350          United States Steel Corp.                        5,730
                                                               ------------
                                                                      5,730
                                                               ------------
                     LEISURE TIME: 0.0%
        240          Brunswick Corp.                                  6,005
        750          Harley-Davidson, Inc.                           29,895
                                                               ------------
                                                                     35,900
                                                               ------------

  Shares                                                          Value
---------------------------------------------------------------------------
                     LODGING: 0.0%
        260    @     Harrah's Entertainment, Inc.              $     10,462
      1,050          Hilton Hotels Corp.                             13,430
        600          Marriott Intl., Inc.                            23,052
                                                               ------------
                                                                     46,944
                                                               ------------
                     MACHINERY -- CONSTRUCTION & MINING: 0.0%
        850          Caterpillar, Inc.                               47,311
                                                               ------------
                                                                     47,311
                                                               ------------
                     MACHINERY -- DIVERSIFIED: 0.0%
        900          Deere & Co.                                     41,130
        500          Dover Corp.                                     14,980
        750          Rockwell Automation, Inc.                       17,880
                                                               ------------
                                                                     73,990
                                                               ------------
                     MEDIA: 0.2%
     11,500    @     AOL Time Warner, Inc.                          185,035
      1,550    @     Clear Channel Communications, Inc.              65,705
      5,950    @     Comcast Corp.                                  179,571
        200          Dow Jones & Co., Inc.                            8,606
        700          Gannett Co., Inc.                               53,767
        250          Knight-Ridder, Inc.                             17,232
        600          McGraw-Hill Cos., Inc.                          37,200
        200          Meredith Corp.                                   8,800
        400          New York Times Co.                              18,200
        900          Tribune Co.                                     43,470
      4,550    @     Viacom, Inc.                                   198,653
      5,250          Walt Disney Co.                                103,688
                                                               ------------
                                                                    919,927
                                                               ------------
                     MINING: 0.0%
        900          Alcoa, Inc.                                     22,950
        400    @     Freeport-McMoRan Copper & Gold, Inc.             9,800
      1,150          Newmont Mining Corp.                            37,329
        300    @     Phelps Dodge Corp.                              11,502
                                                               ------------
                                                                     81,581
                                                               ------------
                     MISCELLANEOUS MANUFACTURING: 0.4%
        950          3M Co.                                         122,531
        250          Cooper Industries Ltd.                          10,325
        110          Crane Co.                                        2,489
        450          Danaher Corp.                                   30,622
      1,310          Eastman Kodak Co.                               35,828
        200          Eaton Corp.                                     15,722
     41,550          General Electric Co.                         1,191,654
        850          Honeywell Intl., Inc.                           22,822
        850          Illinois Tool Works, Inc.                       55,972
        500    @@    Ingersoll-Rand Co.                              23,660
        210          ITT Industries, Inc.                            13,746
        350          Pall Corp.                                       7,875
        430          Textron, Inc.                                   16,778
      5,000    @@    Tyco Intl. Ltd.                                 94,900
                                                               ------------
                                                                  1,644,924
                                                               ------------
                     OFFICE/BUSINESS EQUIPMENT: 0.0%
        750          Pitney Bowes, Inc.                              28,807
      2,100    @     Xerox Corp.                                     22,239
                                                               ------------
                                                                     51,046
                                                               ------------
                     OIL & GAS SERVICES: 0.0%
      1,250          Halliburton Co.                                 28,750
                                                               ------------
                                                                     28,750
                                                               ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES E    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
---------------------------------------------------------------------------
                     OIL & GAS: 0.3%
        230          Amerada Hess Corp.                        $     11,311
        850          Anadarko Petroleum Corp.                        37,799
        416          Apache Corp.                                    27,065
        540          Burlington Resources, Inc.                      29,198
      2,700          ChevronTexaco Corp.                            194,940
      1,719          ConocoPhillips                                  94,201
        600          Devon Energy Corp.                              32,040
        300          EOG Resources, Inc.                             12,552
     17,100          Exxon Mobil Corp.                              614,061
        250          Kerr-McGee Corp.                                11,200
      1,490          Marathon Oil Corp.                              39,261
        500   @,@@   Nabors Industries Ltd.                          19,775
        170    @     Noble Corp.                                      5,831
      1,610          Occidental Petroleum Corp.                      54,015
        350          Rowan Cos., Inc.                                 7,840
        250          Sunoco, Inc.                                     9,435
        920          Transocean, Inc.                                20,212
        780          Unocal Corp.                                    22,378
                                                               ------------
                                                                  1,243,114
                                                               ------------
                     PACKAGING & CONTAINERS: 0.0%
        180          Ball Corp.                                       8,191
        170          Bemis Co.                                        7,956
        440    @     Pactiv Corp.                                     8,672
        200    @     Sealed Air Corp.                                 9,532
                                                               ------------
                                                                     34,351
                                                               ------------
                     PHARMACEUTICALS: 0.6%
      3,950          Abbott Laboratories                            172,852
        150          Allergan, Inc.                                  11,565
      1,950          Bristol-Myers Squibb Co.                        52,942
      1,150          Cardinal Health, Inc.                           73,945
      2,850          Eli Lilly & Co.                                196,564
      1,230    @     Forest Laboratories, Inc.                       67,342
        953    @     King Pharmaceuticals, Inc.                      14,066
        750    @     Medimmune, Inc.                                 27,277
      7,750          Merck & Co., Inc.                              469,262
     20,231          Pfizer, Inc.                                   690,875
      3,800          Schering-Plough Corp.                           70,680
        250    @     Watson Pharmaceuticals, Inc.                    10,092
      3,350          Wyeth                                          152,592
                                                               ------------
                                                                  2,010,054
                                                               ------------
                     PIPELINES: 0.0%
        350          Kinder Morgan, Inc.                             19,127
      1,400          Williams Cos., Inc.                             11,060
                                                               ------------
                                                                     30,187
                                                               ------------
                     REITS: 0.0%
      1,000          Equity Office Properties Trust                  27,010
        700          Equity Residential                              18,165
        550          Simon Property Group, Inc.                      21,466
                                                               ------------
                                                                     66,641
                                                               ------------

  Shares                                                          Value
---------------------------------------------------------------------------
                     RETAIL: 0.4%
        900    @     Autonation, Inc.                          $     14,148
        100    @     Autozone, Inc.                                   7,597
        900    @     Bed Bath & Beyond, Inc.                         34,929
        350    @     Best Buy Co., Inc.                              15,372
        450    @     Big Lots, Inc.                                   6,768
      1,250          Costco Wholesale Corp.                          45,750
      1,200          CVS Corp.                                       33,636
        495          Darden Restaurants, Inc.                         9,395
        200          Dillard's, Inc.                                  2,694
      1,500          Dollar General Corp.                            27,390
        550          Family Dollar Stores                            20,982
        900    @     Federated Department Stores                     33,165
      2,320          Gap, Inc.                                       43,523
      6,040          Home Depot, Inc.                               200,044
        850          JC Penney Co., Inc. Holding Co.                 14,322
      1,450          Limited Brands                                  22,475
      1,980          Lowe's Cos., Inc.                               85,041
        300          May Department Stores Co.                        6,678
      3,300          McDonald's Corp.                                72,798
      1,120    @     Office Depot, Inc.                              16,251
        730          RadioShack Corp.                                19,206
      1,670    @     Staples, Inc.                                   30,644
      1,100    @     Starbucks Corp.                                 26,972
      1,400          TJX Cos., Inc.                                  26,376
      3,550          Walgreen Co.                                   106,855
     11,250          Wal-Mart Stores, Inc.                          603,787
        300          Wendy's Intl., Inc.                              8,691
        800    @     Yum! Brands, Inc.                               23,648
                                                               ------------
                                                                  1,559,137
                                                               ------------
                     SAVINGS & LOANS: 0.1%
        430          Golden West Financial Corp.                     34,404
      4,060          Washington Mutual, Inc.                        167,678
                                                               ------------
                                                                    202,082
                                                               ------------
                     SEMICONDUCTORS: 0.2%
      1,100    @     Altera Corp.                                    18,040
      1,050    @     Analog Devices, Inc.                            36,561
      4,250    @     Applied Materials, Inc.                         67,405
     17,000          Intel Corp.                                    353,328
        200    @     Kla-Tencor Corp.                                 9,298
        850          Linear Technology Corp.                         27,378
      1,200    @     LSI Logic Corp.                                  8,496
        950          Maxim Integrated Products                       32,480
        350    @     Novellus Systems, Inc.                          12,817
        550    @     Nvidia Corp.                                    12,655
        210    @     QLogic Corp.                                    10,149
      1,050    @     Xilinx, Inc.                                    26,575
                                                               ------------
                                                                    615,182
                                                               ------------
                     SOFTWARE: 0.5%
        700          Adobe Systems, Inc.                             22,449
        500          Autodesk, Inc.                                   8,080
      1,700          Automatic Data Processing                       57,562
        900    @     BMC Software, Inc.                              14,697
        400    @     Citrix Systems, Inc.                             8,144
      2,450          Computer Associates Intl., Inc.                 54,586
      1,300    @     Compuware Corp.                                  7,501
        350    @     Electronic Arts, Inc.                           25,896
      1,900          First Data Corp.                                78,736
        570    @     Fiserv, Inc.                                    20,297
        850          IMS Health, Inc.                                15,291
        900    @     Intuit, Inc.                                    40,077
        340    @     Mercury Interactive Corp.                       13,127
     37,050          Microsoft Corp.                                948,850
     22,900    @     Oracle Corp.                                   275,258
        280    @     Peoplesoft, Inc.                                 4,925
      2,180    @     Siebel Systems, Inc.                            20,797
      1,800    @     Veritas Software Corp.                          51,606
                                                               ------------
                                                                  1,667,879
                                                               ------------
                     TELECOMMUNICATIONS: 0.4%
        750          Alltel Corp.                                    36,165
        250    @     Andrew Corp.                                     2,300
      1,650          AT&T Corp.                                      31,762
      6,700    @     AT&T Wireless Services, Inc.                    55,007
      1,750    @     Avaya, Inc.                                     11,305
      5,600          BellSouth Corp.                                149,128
        450          CenturyTel, Inc.                                15,682
      1,550    @     Ciena Corp.                                      8,044
     18,050    @     Cisco Systems, Inc.                            301,255
        700    @     Citizens Communications Co.                      9,023
        720    @     Comverse Technology, Inc.                       10,821
      3,050          Corning, Inc.                                   22,539

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES E    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
---------------------------------------------------------------------------
                     TELECOMMUNICATIONS (CONTINUED)
      2,350          Motorola, Inc.                            $     22,160
      3,750    @     Nextel Communications, Inc.                     67,800
      1,950    @     Qualcomm, Inc.                                  69,712
      9,950          SBC Communications, Inc.                       254,222
        500          Scientific-Atlanta, Inc.                        11,920
      2,750          Sprint Corp.-FON Group                          39,600
      1,400    @     Tellabs, Inc.                                    9,198
     10,250          Verizon Communications, Inc.                   404,361
                                                               ------------
                                                                  1,532,004
                                                               ------------
                     TEXTILES: 0.0%
        500          Cintas Corp.                                    17,720
                                                               ------------
                                                                     17,720
                                                               ------------
                     TOYS/GAMES/HOBBIES: 0.0%
        600          Hasbro, Inc.                                    10,494
      2,070          Mattel, Inc.                                    39,164
                                                               ------------
                                                                     49,658
                                                               ------------
                     TRANSPORTATION: 0.1%
        850          Burlington Northern Santa Fe Corp.              24,174
      1,250          FedEx Corp.                                     77,538
      1,050          Norfolk Southern Corp.                          20,160
        250          Union Pacific Corp.                             14,505
      4,700          United Parcel Service, Inc.                    299,390
                                                               ------------
                                                                    435,767
                                                               ------------
                     TRUCKING & LEASING: 0.0%
        300          Ryder System, Inc.                               7,686
                                                               ------------
                                                                      7,686
                                                               ------------
                     Total Common Stocks
                      (Cost $23,928,206)                         24,655,158
                                                               ------------
 Principal
  Amount                                                          Value
---------------------------------------------------------------------------
NOTES/BONDS: 17.2%
                     REGIONAL (STATE/PROVINCE): 2.8%
$10,781,000          Tennessee Valley Authority Zero Coupon,
                      due 11/01/04                             $ 10,569,250
                                                               ------------
                                                                 10,569,250
                                                               ------------

 Principal
  Amount                                                          Value
---------------------------------------------------------------------------
                     SOVEREIGN: 14.4%
$12,167,000          FICO Strip, Zero Coupon, due 09/07/04     $ 11,959,516
 15,731,000          Israel Trust, Zero Coupon, due 05/15/04     15,542,086
 28,110,000          Turkey Trust, Zero Coupon, due 05/15/04     27,772,427
                                                               ------------
                                                                 55,274,029
                                                               ------------
                     Total Notes/Bonds
                      (Cost $63,033,957)                         65,843,279
                                                               ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 37.1%
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION -- STRIP: 7.9%
 15,550,000          Zero Coupon, due 02/25/04                   15,417,032
  7,092,000          Zero Coupon, due 07/15/04                    6,996,463
  7,777,000          Zero Coupon, due 07/24/04                    7,665,960
                                                               ------------
                                                                 30,079,455
                                                               ------------
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION: 29.2%
 63,790,000          Zero Coupon, due 08/16/04                   62,829,896
 50,000,000          Zero Coupon, due 09/14/04                   49,173,150
                                                               ------------
                                                                112,003,046
                                                               ------------
                     Total U.S. Government Agency Obligations
                      (Cost $135,352,056)                       142,082,501
                                                               ------------
U.S. TREASURY OBLIGATIONS: 38.3%
                     U.S. TREASURY STRIP: 38.3%
 22,546,000          Zero Coupon, due 05/15/05                   22,071,226
 44,181,000          Zero Coupon, due 05/15/05                   43,194,350
 82,358,000          Zero Coupon, due 08/15/04                   81,413,930
                                                               ------------
                                                                146,679,506
                                                               ------------
                     Total U.S. Treasury Obligations
                      (Cost $140,382,954)                       146,679,506
                                                               ------------
SHORT-TERM INVESTMENT: 1.0%
                     REPURCHASE AGREEMENT: 1.0%
$ 3,738,000          State Street Repurchase Agreement, dated
                      06/30/03, 1.100% due 07/01/03,
                      $3,738,114 to be received upon
                      repurchase (Collateralized by
                      $3,810,000 Federal Home Loan Bank,
                      1.300%, Market Value
                      $3,813,574,
                      due 06/28/04)                               3,738,000
                                                               ------------
                     Total Short-Term Investment
                      (Cost $3,738,000)                           3,738,000
                                                               ------------

             TOTAL INVESTMENTS IN SECURITIES
              (COST $366,435,173)*                     100.1%  $382,998,444
             OTHER ASSETS AND LIABILITIES-NET           (0.1)      (250,312)
                                                       ------  ------------
             NET ASSETS                                100.0%  $382,748,132
                                                       ======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

     Gross Unrealized Appreciation                               $17,520,791
     Gross Unrealized Depreciation                                  (957,520)
                                                                 -----------
     Net Unrealized Appreciation                                 $16,563,271
                                                                 ===========

                 See Accompanying Notes to Financial Statements

ING
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FUND
SERIES G    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
COMMON STOCKS: 3.1%
                      ADVERTISING: 0.0%
         300          Interpublic Group of Cos., Inc.          $      4,014
         110          Omnicom Group                                   7,887
                                                               ------------
                                                                     11,901
                                                               ------------
                      AEROSPACE/DEFENSE: 0.1%
         520          Boeing Co.                                     17,846
         110          General Dynamics Corp.                          7,975
          60          Goodrich Corp.                                  1,260
         360          Lockheed Martin Corp.                          17,125
          40          Northrop Grumman Corp.                          3,452
         100          Raytheon Co.                                    3,284
         130          Rockwell Collins, Inc.                          3,202
         280          United Technologies Corp.                      19,832
                                                               ------------
                                                                     73,976
                                                               ------------
                      AGRICULTURE: 0.0%
       1,240          Altria Group, Inc.                             56,346
         190          Monsanto Co.                                    4,112
         110          UST, Inc.                                       3,853
                                                               ------------
                                                                     64,311
                                                               ------------
                      AIRLINES: 0.0%
         460          Southwest Airlines Co.                          7,912
                                                               ------------
                                                                      7,912
                                                               ------------
                      APPAREL: 0.0%
         130    @     Jones Apparel Group, Inc.                       3,804
         120          Liz Claiborne, Inc.                             4,230
         190          Nike, Inc.                                     10,163
          50    @     Reebok Intl. Ltd.                               1,682
          70          VF Corp.                                        2,384
                                                               ------------
                                                                     22,263
                                                               ------------
                      AUTO MANUFACTURERS: 0.0%
       2,010          Ford Motor Co.                                 22,090
         140          General Motors Corp.                            5,040
         115          Paccar, Inc.                                    7,769
                                                               ------------
                                                                     34,899
                                                               ------------
                      AUTO PARTS & EQUIPMENT: 0.0%
          40          Cooper Tire & Rubber Co.                          704
         120          Dana Corp.                                      1,387
         410          Delphi Corp.                                    3,538
          70          Johnson Controls, Inc.                          5,992
                                                               ------------
                                                                     11,621
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      BANKS: 0.2%
         230          AmSouth Bancorp                          $      5,023
       1,220          Bank of America Corp.                          96,417
         190          Bank of New York Co., Inc.                      5,463
         700          Bank One Corp.                                 26,026
         310          BB&T Corp.                                     10,633
         152          Charter One Financial, Inc.                     4,739
         120          Comerica, Inc.                                  5,580
         100          First Tennessee National Corp.                  4,391
         630          FleetBoston Financial Corp.                    18,717
         190          Huntington Bancshares, Inc.                     3,709
         300          Keycorp                                         7,581
         140          Marshall & Ilsley Corp.                         4,281
         250          Mellon Financial Corp.                          6,938
         620          National City Corp.                            20,280
          40          North Fork Bancorporation, Inc.                 1,362
          70          PNC Financial Services Group, Inc.              3,417
         140          Regions Financial Corp.                         4,729
         250          SouthTrust Corp.                                6,800
         230          State Street Corp.                              9,062
         200          SunTrust Banks, Inc.                           11,868
         140          Union Planters Corp.                            4,344
       1,549          US Bancorp                                     37,951
       1,110          Wachovia Corp.                                 44,356
       1,020          Wells Fargo & Co.                              51,408
          50          Zions Bancorporation                            2,531
                                                               ------------
                                                                    397,606
                                                               ------------
                      BEVERAGES: 0.1%
         520          Anheuser-Busch Cos., Inc.                      26,546
          50          Brown-Forman Corp.                              3,931
       1,520          Coca-Cola Co.                                  70,543
         350          Coca-Cola Enterprises, Inc.                     6,353
          30          Coors (Adolph)                                  1,469
         210          Pepsi Bottling Group, Inc.                      4,204
       1,060          PepsiCo, Inc.                                  47,170
                                                               ------------
                                                                    160,216
                                                               ------------
                      BIOTECHNOLOGY: 0.0%
         773    @     Amgen, Inc.                                    51,358
          90    @     Biogen, Inc.                                    3,420
         160    @     Chiron Corp.                                    6,995
         130    @     Genzyme Corp.                                   5,434
                                                               ------------
                                                                     67,207
                                                               ------------
                      BUILDING MATERIALS: 0.0%
          50    @     American Standard Cos., Inc.                    3,697
         290          Masco Corp.                                     6,917
          50          Vulcan Materials Co.                            1,854
                                                               ------------
                                                                     12,468
                                                               ------------
                      CHEMICALS: 0.1%
         170          Air Products & Chemicals, Inc.                  7,072
         630          Dow Chemical Co.                               19,505
         680          Du Pont EI de Nemours & Co.                    28,315
          60          Eastman Chemical Co.                            1,900
         180          Ecolab, Inc.                                    4,608
          90          Engelhard Corp.                                 2,229
          80          International Flavors & Fragrances,
                       Inc.                                           2,554
         120          PPG Industries, Inc.                            6,089
         120          Praxair, Inc.                                   7,212
         160          Rohm & Haas Co.                                 4,965
         110          Sherwin-Williams Co.                            2,957
          50          Sigma-Aldrich Corp.                             2,709
                                                               ------------
                                                                     90,115
                                                               ------------
                      COMMERCIAL SERVICES: 0.0%
         110    @     Apollo Group, Inc.                              6,794
         240    @     Cendant Corp.                                   4,397
         320    @     Concord EFS, Inc.                               4,710
         150    @     Convergys Corp.                                 2,400
          20          Deluxe Corp.                                      896
         100          Equifax, Inc.                                   2,600
         120          H&R Block, Inc.                                 5,190
         210          McKesson Corp.                                  7,505
          90          Moody's Corp.                                   4,744
         220          Paychex, Inc.                                   6,448
          80    @     Quintiles Transnational Corp.                   1,135
         110    @     Robert Half Intl., Inc.                         2,083
          70          RR Donnelley & Sons Co.                         1,830
                                                               ------------
                                                                     50,732
                                                               ------------
                      COMPUTERS: 0.1%
         250    @     Apple Computer, Inc.                            4,780
         120    @     Computer Sciences Corp.                         4,574
       2,620    @     Dell Computer Corp.                            83,735
         110          Electronic Data Systems Corp.                   2,360
       1,810    @     EMC Corp.-Mass.                                18,951
       1,864          Hewlett-Packard Co.                            39,703
       1,020          International Business Machines Corp.          84,150
         130    @     Lexmark Intl., Inc.                             9,200
         200    @     Network Appliance, Inc.                         3,242
       1,940    @     Sun Microsystems, Inc.                          8,924

                 See Accompanying Notes to Financial Statements

ING
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FUND
SERIES G    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      COMPUTERS (CONTINUED)
         180    @     Sungard Data Systems, Inc.               $      4,664
         230    @     Unisys Corp.                                    2,824
                                                               ------------
                                                                    267,107
                                                               ------------
                      COSMETICS/PERSONAL CARE: 0.1%
          40          Alberto-Culver Co.                              2,044
          60          Avon Products, Inc.                             3,732
         440          Colgate-Palmolive Co.                          25,498
       1,070          Gillette Co.                                   34,090
         320          Kimberly-Clark Corp.                           16,685
       1,330          Procter & Gamble Co.                          118,609
                                                               ------------
                                                                    200,658
                                                               ------------
                      DIVERSIFIED FINANCIAL SERVICES: 0.3%
         800          American Express Co.                           33,448
         110          Bear Stearns Cos., Inc.                         7,966
         190          Capital One Financial Corp.                     9,344
         330          Charles Schwab Corp.                            3,330
       3,096          Citigroup, Inc.                               132,509
         130          Countrywide Financial Corp.                     9,044
       1,020          Fannie Mae                                     68,789
         150          Franklin Resources, Inc.                        5,861
         560          Freddie Mac                                    28,431
         290          Goldman Sachs Group, Inc.                      24,288
       1,210          JP Morgan Chase & Co.                          41,358
         260          Lehman Brothers Holdings, Inc.                 17,285
       1,035          MBNA Corp.                                     21,569
         760          Merrill Lynch & Co., Inc.                      35,477
         640          Morgan Stanley                                 27,360
         190    @     Providian Financial Corp.                       1,759
         270          SLM Corp.                                      10,576
          80          T Rowe Price Group, Inc.                        3,020
                                                               ------------
                                                                    481,414
                                                               ------------
                      ELECTRIC: 0.1%
         360          AES Corp.                                       2,286
         100          Ameren Corp.                                    4,410
         220          American Electric Power Co., Inc.               6,563
         190          Centerpoint Energy, Inc.                        1,549
         180          Cinergy Corp.                                   6,622
         160          Consolidated Edison, Inc.                       6,925
         120          Constellation Energy Group, Inc.                4,116
         209          Dominion Resources, Inc.                       13,432
         120          DTE Energy Co.                                  4,637
         530          Duke Energy Corp.                              10,574
         240    @     Edison Intl.                                    3,943
         130          Entergy Corp.                                   6,861
         330          Exelon Corp.                                   19,737
         200          FirstEnergy Corp.                               7,690
         130          FPL Group, Inc.                                 8,691
         150          NiSource, Inc.                                  2,850
         280    @     PG&E Corp.                                      5,922
         160          PPL Corp.                                       6,880
         160          Progress Energy, Inc.                           7,024
         140          Public Service Enterprise Group, Inc.           5,915
         430          Southern Co.                                   13,399
         190          TXU Corp.                                       4,266
         230          Xcel Energy, Inc.                               3,459
                                                               ------------
                                                                    157,751
                                                               ------------
                      ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
         170          American Power Conversion                       2,650
         240          Emerson Electric Co.                           12,264
         140          Molex, Inc.                                     3,779
                                                               ------------
                                                                     18,693
                                                               ------------
                      ELECTRONICS: 0.0%
         210          Applera Corp. -- Applied Biosystems
                       Group                                          3,996
         110    @     Jabil Circuit, Inc.                             2,431
         380    @     Sanmina-SCI Corp.                               2,398
         540    @     Solectron Corp.                                 2,020
         150          Symbol Technologies, Inc.                       1,952
         100    @     Thermo Electron Corp.                           2,102
          90    @     Waters Corp.                                    2,622
                                                               ------------
                                                                     17,521
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      ENGINEERING & CONSTRUCTION: 0.0%
          80          Fluor Corp.                              $      2,691
                                                               ------------
                                                                      2,691
                                                               ------------
                      ENTERTAINMENT: 0.0%
          60    @     International Game Technology                   6,140
                                                               ------------
                                                                      6,140
                                                               ------------
                      ENVIRONMENTAL CONTROL: 0.0%
         150    @     Allied Waste Industries, Inc.                   1,508
         350          Waste Management, Inc.                          8,432
                                                               ------------
                                                                      9,940
                                                               ------------
                      FOOD: 0.1%
         240          Albertson's, Inc.                               4,608
         389          Archer-Daniels-Midland Co.                      5,006
         300          Campbell Soup Co.                               7,350
         390          ConAgra Foods, Inc.                             9,204
         240          General Mills, Inc.                            11,378
         100          Hershey Foods Corp.                             6,966
         360          HJ Heinz Co.                                   11,873
         240          Kellogg Co.                                     8,249
         460    @     Kroger Co.                                      7,673
         100          McCormick & Co., Inc.                           2,720
         110    @     Safeway, Inc.                                   2,251
         510          Sara Lee Corp.                                  9,593
         110          Supervalu, Inc.                                 2,345
         390          Sysco Corp.                                    11,716
         110          Winn-Dixie Stores, Inc.                         1,354
         130          WM Wrigley Jr Co.                               7,310
                                                               ------------
                                                                    109,596
                                                               ------------
                      FOREST PRODUCTS & PAPER: 0.0%
          40          Boise Cascade Corp.                               956
         310          International Paper Co.                        11,076
                                                               ------------
                                                                     12,032
                                                               ------------
                      GAS: 0.0%
          90          KeySpan Corp.                                   3,191
          30          Nicor, Inc.                                     1,113
          20          Peoples Energy Corp.                              858
         120          Sempra Energy                                   3,424
                                                               ------------
                                                                      8,586
                                                               ------------
                      HAND/MACHINE TOOLS: 0.0%
          80          Black & Decker Corp.                            3,476
          40          Snap-On, Inc.                                   1,161
          60          Stanley Works                                   1,656
                                                               ------------
                                                                      6,293
                                                               ------------
                      HEALTHCARE -- PRODUCTS: 0.1%
          40          Bausch & Lomb, Inc.                             1,500
         180          Becton Dickinson & Co.                          6,993
         170          Biomet, Inc.                                    4,872
         250    @     Boston Scientific Corp.                        15,275
          60          CR Bard, Inc.                                   4,279
         330    @     Guidant Corp.                                  14,649
       1,796          Johnson & Johnson                              92,853
         740          Medtronic, Inc.                                35,498
         130    @     St. Jude Medical, Inc.                          7,475

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES G    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      HEALTHCARE -- PRODUCTS (CONTINUED)
         120          Stryker Corp.                            $      8,324
         120    @     Zimmer Holdings, Inc.                           5,406
                                                               ------------
                                                                    197,124
                                                               ------------
                      HEALTHCARE -- SERVICES: 0.0%
         150    @     Anthem, Inc.                                   11,573
         140    @     Humana, Inc.                                    2,114
          90    @     Manor Care, Inc.                                2,251
         500          UnitedHealth Group, Inc.                       25,125
         160    @     WellPoint Health Networks                      13,488
                                                               ------------
                                                                     54,551
                                                               ------------
                      HOME BUILDERS: 0.0%
          60          Centex Corp.                                    4,667
          50          KB Home                                         3,099
          40          Pulte Homes, Inc.                               2,466
                                                               ------------
                                                                     10,232
                                                               ------------
                      HOME FURNISHINGS: 0.0%
         140          Leggett & Platt, Inc.                           2,870
          50          Whirlpool Corp.                                 3,185
                                                               ------------
                                                                      6,055
                                                               ------------
                      HOUSEHOLD PRODUCTS/WARES: 0.0%
          30          Avery Dennison Corp.                            1,506
         130          Clorox Co.                                      5,545
          90          Fortune Brands, Inc.                            4,698
                                                               ------------
                                                                     11,749
                                                               ------------
                      HOUSEWARES: 0.0%
         190          Newell Rubbermaid, Inc.                         5,320
                                                               ------------
                                                                      5,320
                                                               ------------
                      INSURANCE: 0.2%
         170    @@    ACE Ltd.                                        5,829
         410          Aflac, Inc.                                    12,608
         720          Allstate Corp.                                 25,668
          70          AMBAC Financial Group, Inc.                     4,638
       1,570          American Intl. Group                           86,633
         230          AON Corp.                                       5,538
         110          Chubb Corp.                                     6,600
         100          Cigna Corp.                                     4,694
          40          Cincinnati Financial Corp.                      1,484
          70          Hartford Financial Services Group, Inc.         3,525
         100          Jefferson-Pilot Corp.                           4,146
         210          John Hancock Financial Services, Inc.           6,453
         110          Lincoln National Corp.                          3,919
         110          Loews Corp.                                     5,202
         320          Marsh & McLennan Cos., Inc.                    16,342
         100          MBIA, Inc.                                      4,875
         430          Metlife, Inc.                                  12,178
          80          MGIC Investment Corp.                           3,731
         320          Principal Financial Group                      10,320
         230          Progressive Corp.                              16,813
         420          Prudential Financial, Inc.                     14,133
         130          Safeco Corp.                                    4,586
          90          Torchmark Corp.                                 3,353
         688    @     Travelers Property Casualty Corp.              10,850
         210          UnumProvident Corp.                             2,816
          80    @@    XL Capital Ltd.                                 6,640
                                                               ------------
                                                                    283,574
                                                               ------------
                      INTERNET: 0.0%
         270    @     eBay, Inc.                                     28,129
         150    @     Symantec Corp.                                  6,579
         340    @     Yahoo!, Inc.                                   11,138
                                                               ------------
                                                                     45,846
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      IRON/STEEL: 0.0%
          50          United States Steel Corp.                $        819
                                                               ------------
                                                                        819
                                                               ------------
                      LEISURE TIME: 0.0%
          90          Brunswick Corp.                                 2,252
         220          Harley-Davidson, Inc.                           8,769
                                                               ------------
                                                                     11,021
                                                               ------------
                      LODGING: 0.0%
         100    @     Harrah's Entertainment, Inc.                    4,024
         230          Hilton Hotels Corp.                             2,942
         150          Marriott Intl., Inc.                            5,763
                                                               ------------
                                                                     12,729
                                                               ------------
                      MACHINERY -- CONSTRUCTION & MINING: 0.0%
         210          Caterpillar, Inc.                              11,689
                                                               ------------
                                                                     11,689
                                                               ------------
                      MACHINERY -- DIVERSIFIED: 0.0%
         220          Deere & Co.                                    10,054
         120          Dover Corp.                                     3,595
         200          Rockwell Automation, Inc.                       4,768
                                                               ------------
                                                                     18,417
                                                               ------------
                      MEDIA: 0.1%
       2,730    @     AOL Time Warner, Inc.                          43,926
         380    @     Clear Channel Communications, Inc.             16,108
       1,420    @     Comcast Corp.                                  42,856
          50          Dow Jones & Co., Inc.                           2,152
         160          Gannett Co., Inc.                              12,290
          60          Knight-Ridder, Inc.                             4,136
         140          McGraw-Hill Cos., Inc.                          8,680
          40          Meredith Corp.                                  1,760
         100          New York Times Co.                              4,550
         210          Tribune Co.                                    10,143
       1,120    @     Viacom, Inc.                                   48,899
       1,250          Walt Disney Co.                                24,688
                                                               ------------
                                                                    220,188
                                                               ------------
                      MINING: 0.0%
         220          Alcoa, Inc.                                     5,610
         110    @     Freeport-McMoRan Copper & Gold, Inc.            2,695
         280          Newmont Mining Corp.                            9,089
          30    @     Phelps Dodge Corp.                              1,150
                                                               ------------
                                                                     18,544
                                                               ------------
                      MISCELLANEOUS MANUFACTURING: 0.2%
         230          3M Co.                                         29,665
          70          Cooper Industries Ltd.                          2,891
          30          Crane Co.                                         679
         110          Danaher Corp.                                   7,486
         310          Eastman Kodak Co.                               8,479
          40          Eaton Corp.                                     3,144
       9,870          General Electric Co.                          283,072
         200          Honeywell Intl., Inc.                           5,370
         180          Illinois Tool Works, Inc.                      11,853
         110    @@    Ingersoll-Rand Co.                              5,205
          50          ITT Industries, Inc.                            3,273
          80          Pall Corp.                                      1,800
         100          Textron, Inc.                                   3,902
       1,180    @@    Tyco Intl. Ltd.                                22,396
                                                               ------------
                                                                    389,215
                                                               ------------
                      OFFICE/BUSINESS EQUIPMENT: 0.0%
         170          Pitney Bowes, Inc.                              6,530
         490    @     Xerox Corp.                                     5,189
                                                               ------------
                                                                     11,719
                                                               ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES G    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      OIL & GAS SERVICES: 0.0%
         270          Halliburton Co.                          $      6,210
                                                               ------------
                                                                      6,210
                                                               ------------
                      OIL & GAS: 0.2%
          80          Amerada Hess Corp.                              3,934
         200          Anadarko Petroleum Corp.                        8,894
          98          Apache Corp.                                    6,376
         120          Burlington Resources, Inc.                      6,488
         650          ChevronTexaco Corp.                            46,930
         404          ConocoPhillips                                 22,139
         140          Devon Energy Corp.                              7,476
          80          EOG Resources, Inc.                             3,347
       4,060          Exxon Mobil Corp.                             145,795
          60          Kerr-McGee Corp.                                2,688
         350          Marathon Oil Corp.                              9,223
         100   @,@@   Nabors Industries Ltd.                          3,955
          40    @     Noble Corp.                                     1,372
         380          Occidental Petroleum Corp.                     12,749
          80          Rowan Cos., Inc.                                1,792
          50          Sunoco, Inc.                                    1,887
         220          Transocean, Inc.                                4,833
         190          Unocal Corp.                                    5,451
                                                               ------------
                                                                    295,329
                                                               ------------
                      PACKAGING & CONTAINERS: 0.0%
          50          Ball Corp.                                      2,276
          50          Bemis Co.                                       2,340
         160    @     Pactiv Corp.                                    3,154
          50    @     Sealed Air Corp.                                2,383
                                                               ------------
                                                                     10,153
                                                               ------------
                      PHARMACEUTICALS: 0.3%
         940          Abbott Laboratories                            41,134
          30          Allergan, Inc.                                  2,313
         460          Bristol-Myers Squibb Co.                       12,489
         290          Cardinal Health, Inc.                          18,647
         670          Eli Lilly & Co.                                46,210
         290    @     Forest Laboratories, Inc.                      15,878
         196    @     King Pharmaceuticals, Inc.                      2,893
         180    @     Medimmune, Inc.                                 6,547
       1,810          Merck & Co., Inc.                             109,596
       4,804          Pfizer, Inc.                                  164,057
         940          Schering-Plough Corp.                          17,484
          90    @     Watson Pharmaceuticals, Inc.                    3,633
         790          Wyeth                                          35,985
                                                               ------------
                                                                    476,866
                                                               ------------
                      PIPELINES: 0.0%
         100          Kinder Morgan, Inc.                             5,465
         390          Williams Cos., Inc.                             3,081
                                                               ------------
                                                                      8,546
                                                               ------------
                      REITS: 0.0%
         240          Equity Office Properties Trust                  6,482
         170          Equity Residential                              4,412
         140          Simon Property Group, Inc.                      5,464
                                                               ------------
                                                                     16,358
                                                               ------------
                      RETAIL: 0.2%
         220    @     Autonation, Inc.                                3,458
          30    @     Autozone, Inc.                                  2,279
         210    @     Bed Bath & Beyond, Inc.                         8,150
          80    @     Best Buy Co., Inc.                              3,514
         120    @     Big Lots, Inc.                                  1,805
         300          Costco Wholesale Corp.                         10,980
         280          CVS Corp.                                       7,848
         160          Darden Restaurants, Inc.                        3,037
          50          Dillard's, Inc.                                   674
         290          Dollar General Corp.                            5,295
         120          Family Dollar Stores                            4,578

   Shares                                                         Value
---------------------------------------------------------------------------
         220    @     Federated Department Stores              $      8,107
         550          Gap, Inc.                                      10,318
       1,430          Home Depot, Inc.                               47,362
         160          JC Penney Co., Inc. Holding Co.                 2,696
         370          Limited Brands                                  5,735
         480          Lowe's Cos., Inc.                              20,616
          70          May Department Stores Co.                       1,558
         780          McDonald's Corp.                               17,207
         310    @     Office Depot, Inc.                              4,498
          90          RadioShack Corp.                                2,368
         390    @     Staples, Inc.                                   7,156
         280    @     Starbucks Corp.                                 6,865
         330          TJX Cos., Inc.                                  6,217
         840          Walgreen Co.                                   25,284
       2,670          Wal-Mart Stores, Inc.                         143,299
         130          Wendy's Intl., Inc.                             3,766
         190    @     Yum! Brands, Inc.                               5,616
                                                               ------------
                                                                    370,286
                                                               ------------
                      SAVINGS & LOANS: 0.0%
         100          Golden West Financial Corp.                     8,001
         960          Washington Mutual, Inc.                        39,648
                                                               ------------
                                                                     47,649
                                                               ------------
                      SEMICONDUCTORS: 0.1%
         240    @     Altera Corp.                                    3,936
         240    @     Analog Devices, Inc.                            8,357
       1,010    @     Applied Materials, Inc.                        16,018
       3,950          Intel Corp.                                    82,097
          40    @     Kla-Tencor Corp.                                1,859
         200          Linear Technology Corp.                         6,442
         220    @     LSI Logic Corp.                                 1,557
         220          Maxim Integrated Products                       7,522
          80    @     Novellus Systems, Inc.                          2,929
         120    @     Nvidia Corp.                                    2,761
          50    @     QLogic Corp.                                    2,417
         230    @     Xilinx, Inc.                                    5,821
                                                               ------------
                                                                    141,716
                                                               ------------
                      SOFTWARE: 0.2%
         150          Adobe Systems, Inc.                             4,810
          90          Autodesk, Inc.                                  1,454
         400          Automatic Data Processing                      13,544
         120    @     BMC Software, Inc.                              1,959
         140    @     Citrix Systems, Inc.                            2,850
         580          Computer Associates Intl., Inc.                12,922
         300    @     Compuware Corp.                                 1,731
          90    @     Electronic Arts, Inc.                           6,659
         450          First Data Corp.                               18,648
         145    @     Fiserv, Inc.                                    5,163
         200          IMS Health, Inc.                                3,598
         220    @     Intuit, Inc.                                    9,797
          80    @     Mercury Interactive Corp.                       3,089
       8,800          Microsoft Corp.                               225,368
       5,420    @     Oracle Corp.                                   65,148
          70    @     Peoplesoft, Inc.                                1,231
         500    @     Siebel Systems, Inc.                            4,770
         430    @     Veritas Software Corp.                         12,328
                                                               ------------
                                                                    395,069
                                                               ------------
                      TELECOMMUNICATIONS: 0.2%
         180          Alltel Corp.                                    8,679
          50    @     Andrew Corp.                                      460
         402          AT&T Corp.                                      7,738
       1,590    @     AT&T Wireless Services, Inc.                   13,054
         420    @     Avaya, Inc.                                     2,713
       1,400          BellSouth Corp.                                37,282
          70          CenturyTel, Inc.                                2,439
         370    @     Ciena Corp.                                     1,920

                 See Accompanying Notes to Financial Statements

ING
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FUND
SERIES G    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      TELECOMMUNICATIONS (CONTINUED)
       4,290    @     Cisco Systems, Inc.                      $     71,600
         210    @     Citizens Communications Co.                     2,707
         130    @     Comverse Technology, Inc.                       1,954
         720          Corning, Inc.                                   5,321
         550          Motorola, Inc.                                  5,186
         900    @     Nextel Communications, Inc.                    16,272
         510    @     Qualcomm, Inc.                                 18,232
       2,360          SBC Communications, Inc.                       60,298
         120          Scientific-Atlanta, Inc.                        2,861
         660          Sprint Corp.-FON Group                          9,504
         260    @     Tellabs, Inc.                                   1,708
       2,450          Verizon Communications, Inc.                   96,652
                                                               ------------
                                                                    366,580
                                                               ------------
                      TEXTILES: 0.0%
         120          Cintas Corp.                                    4,253
                                                               ------------
                                                                      4,253
                                                               ------------
                      TOYS/GAMES/HOBBIES: 0.0%
         150          Hasbro, Inc.                                    2,623
         480          Mattel, Inc.                                    9,081
                                                               ------------
                                                                     11,704
                                                               ------------
                      TRANSPORTATION: 0.1%
         270          Burlington Northern Santa Fe Corp.              7,679
         300          FedEx Corp.                                    18,609
         240          Norfolk Southern Corp.                          4,608
          60          Union Pacific Corp.                             3,481
       1,110          United Parcel Service, Inc.                    70,707
                                                               ------------
                                                                    105,084
                                                               ------------
                      TRUCKING & LEASING: 0.0%
          80          Ryder System, Inc.                              2,049
                                                               ------------
                                                                      2,049
                                                               ------------
                      Total Common Stocks
                       (Cost $5,667,331)                          5,870,293
                                                               ------------
 Principal
   Amount                                                         Value
---------------------------------------------------------------------------
NOTES/BONDS: 13.9%
                      SOVEREIGN: 13.9%
$ 10,000,000          Israel Trust, Zero Coupon, due 11/15/04  $  9,790,350
   5,956,000          Israel Trust, Zero Coupon, due 11/15/04     5,831,132
   9,130,000          Israel Trust, Zero Coupon, due 11/15/04     8,938,589
   1,455,000          Turkey Trust, Zero Coupon, due 11/15/04     1,424,496
                                                               ------------
                                                                 25,984,567
                                                               ------------
                      Total Notes/Bonds
                       (Cost $25,204,380)                        25,984,567
                                                               ------------

 Principal
   Amount                                                         Value
---------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 49.7%
                      FEDERAL HOME LOAN BANK: 15.7%
$ 30,000,000          Zero Coupon, due 12/14/04                $ 29,374,950
                                                               ------------
                                                                 29,374,950
                                                               ------------
                      FEDERAL HOME LOAN MORTGAGE CORPORATION: 13.1%
  25,000,000          Zero Coupon, due 12/14/04                  24,472,050
                                                               ------------
                                                                 24,472,050
                                                               ------------
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION: 20.9%
  40,000,000          Zero Coupon, due 12/14/04                  39,155,280
                                                               ------------
                                                                 39,155,280
                                                               ------------
                      Total U.S. Government Agency
                       Obligations
                       (Cost $87,983,868)                        93,002,280
                                                               ------------
U.S. TREASURY OBLIGATION: 32.9%
                      U.S. TREASURY STRIP: 32.9%
  62,657,000          Zero Coupon, due 11/15/04                  61,678,799
                                                               ------------
                                                                 61,678,799
                                                               ------------
                      Total U.S. Treasury Obligation
                       (Cost $58,822,148)                        61,678,799
                                                               ------------
SHORT-TERM INVESTMENT: 0.5%
                      REPURCHASE AGREEMENT: 0.5%
$    902,000          State Street Repurchase Agreement,
                       dated 06/30/03, 1.100% due 07/01/03,
                       $902,028 to be received upon
                       repurchase (Collateralized by $910,000
                       Federal National Mortgage Association,
                       2.000%, Market Value $922,985, due
                       01/14/05)                                    902,000
                                                               ------------
                      Total Short-Term Investment
                       (Cost $902,000)                              902,000
                                                               ------------

              TOTAL INVESTMENTS IN SECURITIES
               (COST $178,579,727)*                    100.1%  $187,437,939
              OTHER ASSETS AND LIABILITIES-NET          (0.1)      (156,064)
                                                       ------  ------------
              NET ASSETS                               100.0%  $187,281,875
                                                       ======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes Net unrealized appreciation
      consists of:

     Gross Unrealized Appreciation                                $9,072,396
     Gross Unrealized Depreciation                                  (214,184)
                                                                  ----------
     Net Unrealized Appreciation                                  $8,858,212
                                                                  ==========

                 See Accompanying Notes to Financial Statements

ING
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FUND
SERIES H    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
COMMON STOCKS: 6.6%
                      ADVERTISING: 0.0%
         470          Interpublic Group of Cos., Inc.          $      6,289
         220          Omnicom Group                                  15,774
                                                               ------------
                                                                     22,063
                                                               ------------
                      AEROSPACE/DEFENSE: 0.1%
         810          Boeing Co.                                     27,799
         210          General Dynamics Corp.                         15,225
          80          Goodrich Corp.                                  1,680
         570          Lockheed Martin Corp.                          27,115
          67          Northrop Grumman Corp.                          5,781
         150          Raytheon Co.                                    4,926
         200          Rockwell Collins, Inc.                          4,926
         410          United Technologies Corp.                      29,040
                                                               ------------
                                                                    116,492
                                                               ------------
                      AGRICULTURE: 0.1%
       1,990          Altria Group, Inc.                             90,426
         300          Monsanto Co.                                    6,492
         170          UST, Inc.                                       5,955
                                                               ------------
                                                                    102,873
                                                               ------------
                      AIRLINES: 0.0%
         720          Southwest Airlines Co.                         12,384
                                                               ------------
                                                                     12,384
                                                               ------------
                      APPAREL: 0.0%
         210    @     Jones Apparel Group, Inc.                       6,145
         160          Liz Claiborne, Inc.                             5,640
         300          Nike, Inc.                                     16,047
          90    @     Reebok Intl. Ltd.                               3,027
         100          VF Corp.                                        3,405
                                                               ------------
                                                                     34,264
                                                               ------------
                      AUTO MANUFACTURERS: 0.1%
       3,150          Ford Motor Co.                                 34,619
         220          General Motors Corp.                            7,920
         185          Paccar, Inc.                                   12,499
                                                               ------------
                                                                     55,038
                                                               ------------
                      AUTO PARTS & EQUIPMENT: 0.0%
          80          Cooper Tire & Rubber Co.                        1,407
         190          Dana Corp.                                      2,196
         580          Delphi Corp.                                    5,005
         100          Johnson Controls, Inc.                          8,560
                                                               ------------
                                                                     17,168
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      BANKS: 0.5%
         400          AmSouth Bancorp                          $      8,736
       1,910          Bank of America Corp.                         150,947
         290          Bank of New York Co., Inc.                      8,338
       1,090          Bank One Corp.                                 40,526
         490          BB&T Corp.                                     16,807
         261          Charter One Financial, Inc.                     8,138
         180          Comerica, Inc.                                  8,370
         130          First Tennessee National Corp.                  5,708
         980          FleetBoston Financial Corp.                    29,116
         330          Huntington Bancshares, Inc.                     6,442
         460          Keycorp                                        11,624
         250          Marshall & Ilsley Corp.                         7,645
         400          Mellon Financial Corp.                         11,100
         970          National City Corp.                            31,729
          60          North Fork Bancorporation, Inc.                 2,044
         110          PNC Financial Services Group, Inc.              5,369
         210          Regions Financial Corp.                         7,094
         370          SouthTrust Corp.                               10,064
         350          State Street Corp.                             13,790
         260          SunTrust Banks, Inc.                           15,428
         275          Union Planters Corp.                            8,533
       2,424          US Bancorp                                     59,388
       1,730          Wachovia Corp.                                 69,131
       1,590          Wells Fargo & Co.                              80,136
         110          Zions Bancorporation                            5,567
                                                               ------------
                                                                    621,770
                                                               ------------
                      BEVERAGES: 0.2%
         810          Anheuser-Busch Cos., Inc.                      41,351
          70          Brown-Forman Corp.                              5,503
       2,380          Coca-Cola Co.                                 110,456
         550          Coca-Cola Enterprises, Inc.                     9,983
          40          Coors (Adolph)                                  1,959
         290          Pepsi Bottling Group, Inc.                      5,806
       1,660          PepsiCo, Inc.                                  73,870
                                                               ------------
                                                                    248,928
                                                               ------------
                      BIOTECHNOLOGY: 0.1%
       1,210    @     Amgen, Inc.                                    80,392
         140    @     Biogen, Inc.                                    5,320
         250    @     Chiron Corp.                                   10,930
         200    @     Genzyme Corp.                                   8,360
                                                               ------------
                                                                    105,002
                                                               ------------
                      BUILDING MATERIALS: 0.0%
          80    @     American Standard Cos., Inc.                    5,914
         450          Masco Corp.                                    10,733
         100          Vulcan Materials Co.                            3,707
                                                               ------------
                                                                     20,354
                                                               ------------
                      CHEMICALS: 0.1%
         210          Air Products & Chemicals, Inc.                  8,736
         900          Dow Chemical Co.                               27,864
       1,060          Du Pont EI de Nemours & Co.                    44,138
         100          Eastman Chemical Co.                            3,167
         320          Ecolab, Inc.                                    8,192
         140          Engelhard Corp.                                 3,468
          60          Great Lakes Chemical Corp.                      1,224
         130          International Flavors & Fragrances,
                       Inc.                                           4,151
         200          PPG Industries, Inc.                           10,148
         190          Praxair, Inc.                                  11,419
         240          Rohm & Haas Co.                                 7,447
         160          Sherwin-Williams Co.                            4,301
          90          Sigma-Aldrich Corp.                             4,876
                                                               ------------
                                                                    139,131
                                                               ------------
                      COMMERCIAL SERVICES: 0.1%
         170    @     Apollo Group, Inc.                             10,499
         370    @     Cendant Corp.                                   6,778
         500    @     Concord EFS, Inc.                               7,360
         200    @     Convergys Corp.                                 3,200
          90          Deluxe Corp.                                    4,032
         200          Equifax, Inc.                                   5,200
         180          H&R Block, Inc.                                 7,785
         320          McKesson Corp.                                 11,437
         140          Moody's Corp.                                   7,379
         350          Paychex, Inc.                                  10,259
         160    @     Quintiles Transnational Corp.                   2,270
          60    @     Robert Half Intl., Inc.                         1,136
         130          RR Donnelley & Sons Co.                         3,398
                                                               ------------
                                                                     80,733
                                                               ------------
                      COMPUTERS: 0.3%
         370    @     Apple Computer, Inc.                            7,074
         180    @     Computer Sciences Corp.                         6,862
       4,100    @     Dell Computer Corp.                           131,036
         170          Electronic Data Systems Corp.                   3,647
       2,840    @     EMC Corp.-Mass                                 29,735
       2,908          Hewlett-Packard Co.                            61,940
       1,600          International Business Machines Corp.         132,000
         210    @     Lexmark Intl., Inc.                            14,862
         320    @     Network Appliance, Inc.                         5,187
       3,040    @     Sun Microsystems, Inc.                         13,984

                 See Accompanying Notes to Financial Statements

ING
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FUND
SERIES H    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      COMPUTERS (CONTINUED)
         340    @     Sungard Data Systems, Inc.               $      8,809
         360    @     Unisys Corp.                                    4,421
                                                               ------------
                                                                    419,557
                                                               ------------
                      COSMETICS/PERSONAL CARE: 0.2%
          80          Alberto-Culver Co.                              4,088
          90          Avon Products, Inc.                             5,598
         690          Colgate-Palmolive Co.                          39,986
       1,670          Gillette Co.                                   53,206
         520          Kimberly-Clark Corp.                           27,113
       2,080          Procter & Gamble Co.                          185,494
                                                               ------------
                                                                    315,485
                                                               ------------
                      DIVERSIFIED FINANCIAL SERVICES: 0.6%
       1,220          American Express Co.                           51,008
         160          Bear Stearns Cos., Inc.                        11,587
         300          Capital One Financial Corp.                    14,754
         510          Charles Schwab Corp.                            5,146
       4,839          Citigroup, Inc.                               207,109
         210          Countrywide Financial Corp.                    14,610
       1,590          Fannie Mae                                    107,230
         240          Franklin Resources, Inc.                        9,377
         880          Freddie Mac                                    44,678
         450          Goldman Sachs Group, Inc.                      37,688
       1,890          JP Morgan Chase & Co.                          64,600
         410          Lehman Brothers Holdings, Inc.                 27,257
       1,625          MBNA Corp.                                     33,865
       1,190          Merrill Lynch & Co., Inc.                      55,549
       1,030          Morgan Stanley                                 44,033
         430    @     Providian Financial Corp.                       3,982
         420          SLM Corp.                                      16,451
         120          T Rowe Price Group, Inc.                        4,530
                                                               ------------
                                                                    753,454
                                                               ------------
                      ELECTRIC: 0.2%
         560          AES Corp.                                       3,556
         160          Ameren Corp.                                    7,056
         350          American Electric Power Co., Inc.              10,441
         270          Centerpoint Energy, Inc.                        2,201
         220          Cinergy Corp.                                   8,094
         230          Consolidated Edison, Inc.                       9,954
         190          Constellation Energy Group, Inc.                6,517
         280          Dominion Resources, Inc.                       17,996
         190          DTE Energy Co.                                  7,342
         830          Duke Energy Corp.                              16,559
         340    @     Edison Intl                                     5,586
         200          Entergy Corp.                                  10,556
         520          Exelon Corp.                                   31,101
         310          FirstEnergy Corp.                              11,920
         240          FPL Group, Inc.                                16,044
         220          NiSource, Inc.                                  4,180
         440    @     PG&E Corp.                                      9,306
         260          PPL Corp.                                      11,180
         250          Progress Energy, Inc.                          10,975
         210          Public Service Enterprise Group, Inc.           8,873
         730          Southern Co.                                   22,747
         290          TXU Corp.                                       6,511
         350          Xcel Energy, Inc.                               5,264
                                                               ------------
                                                                    243,959
                                                               ------------
                      ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
         320    @     American Power Conversion                       4,989
         370          Emerson Electric Co.                           18,907
         220          Molex, Inc.                                     5,938
                                                               ------------
                                                                     29,834
                                                               ------------
                      ELECTRONICS: 0.0%
         230          Applera Corp. -- Applied Biosystems
                       Group                                          4,377
         290    @     Jabil Circuit, Inc.                             6,409
         150    @     Sanmina-SCI Corp.                                 947
         840    @     Solectron Corp.                                 3,142
         250          Symbol Technologies, Inc.                       3,253
         150    @     Thermo Electron Corp.                           3,153
         150    @     Waters Corp.                                    4,370
                                                               ------------
                                                                     25,651
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      ENGINEERING & CONSTRUCTION: 0.0%
         120          Fluor Corp.                              $      4,037
                                                               ------------
                                                                      4,037
                                                               ------------
                      ENTERTAINMENT: 0.0%
         100    @     International Game Technology                  10,233
                                                               ------------
                                                                     10,233
                                                               ------------
                      ENVIRONMENTAL CONTROL: 0.0%
         140    @     Allied Waste Industries, Inc.                   1,407
         540          Waste Management, Inc.                         13,009
                                                               ------------
                                                                     14,416
                                                               ------------
                      FOOD: 0.1%
         340          Albertson's, Inc.                               6,528
         612          Archer-Daniels-Midland Co.                      7,876
         490          Campbell Soup Co.                              12,005
         600          ConAgra Foods, Inc.                            14,160
         370          General Mills, Inc.                            17,542
         150          Hershey Foods Corp.                            10,449
         610          HJ Heinz Co.                                   20,118
         380    @     Kellogg Co.                                    13,061
         720          Kroger Co.                                     12,010
         150          McCormick & Co., Inc.                           4,080
          50    @     Safeway, Inc.                                   1,023
         790          Sara Lee Corp.                                 14,860
         180          Supervalu, Inc.                                 3,838
         620          Sysco Corp.                                    18,625
         210          Winn-Dixie Stores, Inc.                         2,585
         210          WM Wrigley Jr Co.                              11,808
                                                               ------------
                                                                    170,568
                                                               ------------
                      FOREST PRODUCTS & PAPER: 0.0%
          50          Boise Cascade Corp.                             1,195
         530          International Paper Co.                        18,937
                                                               ------------
                                                                     20,132
                                                               ------------
                      GAS: 0.0%
         150          KeySpan Corp.                                   5,318
          50          Nicor, Inc.                                     1,856
          30          Peoples Energy Corp.                            1,287
         190          Sempra Energy                                   5,421
                                                               ------------
                                                                     13,882
                                                               ------------
                      HAND/MACHINE TOOLS: 0.0%
         130          Black & Decker Corp.                            5,649
         100          Snap-On, Inc.                                   2,903
         100          Stanley Works                                   2,760
                                                               ------------
                                                                     11,312
                                                               ------------
                      HEALTHCARE -- PRODUCTS: 0.2%
         270          Becton Dickinson & Co.                         10,490
         270          Biomet, Inc.                                    7,738
         390    @     Boston Scientific Corp.                        23,829
          60          CR Bard, Inc.                                   4,279
         520    @     Guidant Corp.                                  23,083
       2,812          Johnson & Johnson                             145,380
       1,150          Medtronic, Inc.                                55,166
         180    @     St. Jude Medical, Inc.                         10,350

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES H    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      HEALTHCARE -- PRODUCTS (CONTINUED)
         190          Stryker Corp.                            $     13,180
         190    @     Zimmer Holdings, Inc.                           8,560
                                                               ------------
                                                                    302,055
                                                               ------------
                      HEALTHCARE -- SERVICES: 0.1%
         240    @     Anthem, Inc.                                   18,516
         220    @     Humana, Inc.                                    3,322
         140    @     Manor Care, Inc.                                3,501
         780          UnitedHealth Group, Inc.                       39,195
         250    @     WellPoint Health Networks                      21,075
                                                               ------------
                                                                     85,609
                                                               ------------
                      HOME BUILDERS: 0.0%
          60          Centex Corp.                                    4,667
          60          KB Home                                         3,719
          60          Pulte Homes, Inc.                               3,700
                                                               ------------
                                                                     12,086
                                                               ------------
                      HOME FURNISHINGS: 0.0%
         260          Leggett & Platt, Inc.                           5,330
          80          Whirlpool Corp.                                 5,096
                                                               ------------
                                                                     10,426
                                                               ------------
                      HOUSEHOLD PRODUCTS/WARES: 0.0%
          40          Avery Dennison Corp.                            2,008
         210          Clorox Co.                                      8,957
         180          Fortune Brands, Inc.                            9,396
                                                               ------------
                                                                     20,361
                                                               ------------
                      HOUSEWARES: 0.0%
         290          Newell Rubbermaid, Inc.                         8,120
                                                               ------------
                                                                      8,120
                                                               ------------
                      INSURANCE: 0.3%
         270    @@    ACE Ltd.                                        9,258
         640          Aflac, Inc.                                    19,680
       1,130          Allstate Corp.                                 40,285
         120          AMBAC Financial Group, Inc.                     7,950
       2,450          American Intl. Group                          135,191
         360          AON Corp.                                       8,669
         180          Chubb Corp.                                    10,800
         160          Cigna Corp.                                     7,510
          60          Cincinnati Financial Corp.                      2,225
         100          Hartford Financial Services Group, Inc.         5,036
         160          Jefferson-Pilot Corp.                           6,634
         300          John Hancock Financial Services, Inc.           9,219
         170          Lincoln National Corp.                          6,057
         200          Loews Corp.                                     9,458
         500          Marsh & McLennan Cos., Inc.                    25,535
         160          MBIA, Inc.                                      7,800
         670          Metlife, Inc.                                  18,974
         120          MGIC Investment Corp.                           5,597
         500          Principal Financial Group                      16,125
         360          Progressive Corp.                              26,316
         670          Prudential Financial, Inc.                     22,546
         200          Safeco Corp.                                    7,056
         130          Torchmark Corp.                                 4,843
       1,076    @     Travelers Property Casualty Corp.              16,969
         300          UnumProvident Corp.                             4,023
         120    @@    XL Capital Ltd.                                 9,960
                                                               ------------
                                                                    443,716
                                                               ------------
                      INTERNET: 0.1%
         420    @     eBay, Inc.                                     43,756
         230    @     Symantec Corp.                                 10,088
         540    @     Yahoo!, Inc.                                   17,690
                                                               ------------
                                                                     71,534
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      IRON/STEEL: 0.0%
         130          United States Steel Corp.                $      2,128
                                                               ------------
                                                                      2,128
                                                               ------------
                      LEISURE TIME: 0.0%
         110          Brunswick Corp.                                 2,752
         280          Harley-Davidson, Inc.                          11,161
                                                               ------------
                                                                     13,913
                                                               ------------
                      LODGING: 0.0%
         100    @     Harrah's Entertainment, Inc.                    4,024
         390          Hilton Hotels Corp.                             4,988
         230          Marriott Intl., Inc.                            8,837
                                                               ------------
                                                                     17,849
                                                               ------------
                      MACHINERY -- CONSTRUCTION & MINING: 0.0%
         320          Caterpillar, Inc.                              17,811
                                                               ------------
                                                                     17,811
                                                               ------------
                      MACHINERY -- DIVERSIFIED: 0.0%
         330          Deere & Co.                                    15,081
         190          Dover Corp.                                     5,692
         340          Rockwell Automation, Inc.                       8,106
                                                               ------------
                                                                     28,879
                                                               ------------
                      MEDIA: 0.3%
       4,270    @     AOL Time Warner, Inc.                          68,704
         600    @     Clear Channel Communications, Inc.             25,434
       2,220    @     Comcast Corp.                                  67,000
          80          Dow Jones & Co., Inc.                           3,442
         280          Gannett Co., Inc.                              21,507
          90          Knight-Ridder, Inc.                             6,204
         230          McGraw-Hill Cos., Inc.                         14,260
          50          Meredith Corp.                                  2,200
         150          New York Times Co.                              6,825
         310          Tribune Co.                                    14,973
       1,750    @     Viacom, Inc.                                   76,405
       1,950          Walt Disney Co.                                38,513
                                                               ------------
                                                                    345,467
                                                               ------------
                      MINING: 0.0%
         340          Alcoa, Inc.                                     8,670
         170    @     Freeport-McMoRan Copper & Gold, Inc.            4,165
         430          Newmont Mining Corp.                           13,958
          90    @     Phelps Dodge Corp.                              3,451
                                                               ------------
                                                                     30,244
                                                               ------------
                      MISCELLANEOUS MANUFACTURING: 0.4%
         360          3M Co.                                         46,433
          90          Cooper Industries Ltd.                          3,717
         170          Danaher Corp.                                  11,569
         490          Eastman Kodak Co.                              13,402
          80          Eaton Corp.                                     6,289
      15,450          General Electric Co.                          443,106
         320          Honeywell Intl., Inc.                           8,592
         270          Illinois Tool Works, Inc.                      17,780
         180    @@    Ingersoll-Rand Co.                              8,518
          80          ITT Industries, Inc.                            5,237
         120          Pall Corp.                                      2,700
         150          Textron, Inc.                                   5,853
       1,850    @@    Tyco Intl. Ltd.                                35,113
                                                               ------------
                                                                    608,309
                                                               ------------
                      OFFICE/BUSINESS EQUIPMENT: 0.0%
         270          Pitney Bowes, Inc.                             10,371
         770    @     Xerox Corp.                                     8,154
                                                               ------------
                                                                     18,525
                                                               ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES H    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      OIL & GAS SERVICES: 0.0%
         420          Halliburton Co.                          $      9,660
                                                               ------------
                                                                      9,660
                                                               ------------
                      OIL & GAS: 0.3%
          90          Amerada Hess Corp.                              4,426
         320          Anadarko Petroleum Corp.                       14,230
         153          Apache Corp.                                    9,954
         190          Burlington Resources, Inc.                     10,273
       1,010          ChevronTexaco Corp.                            72,922
         641          ConocoPhillips                                 35,127
         220          Devon Energy Corp.                             11,748
         120          EOG Resources, Inc.                             5,021
       6,350          Exxon Mobil Corp.                             228,029
         100          Kerr-McGee Corp.                                4,480
         550          Marathon Oil Corp.                             14,493
         190   @,@@   Nabors Industries Ltd.                          7,515
          60    @     Noble Corp.                                     2,058
         600          Occidental Petroleum Corp.                     20,130
         130          Rowan Cos., Inc.                                2,912
          90          Sunoco, Inc.                                    3,397
         340          Transocean, Inc.                                7,470
         300          Unocal Corp.                                    8,607
                                                               ------------
                                                                    462,792
                                                               ------------
                      PACKAGING & CONTAINERS: 0.0%
          80          Ball Corp.                                      3,641
          70          Bemis Co.                                       3,276
         250    @     Pactiv Corp.                                    4,928
          80    @     Sealed Air Corp.                                3,813
                                                               ------------
                                                                     15,658
                                                               ------------
                      PHARMACEUTICALS: 0.5%
       1,480          Abbott Laboratories                            64,765
          50          Allergan, Inc.                                  3,855
         730          Bristol-Myers Squibb Co.                       19,820
         460          Cardinal Health, Inc.                          29,578
       1,050          Eli Lilly & Co.                                72,419
         460    @     Forest Laboratories, Inc.                      25,185
         296    @     King Pharmaceuticals, Inc.                      4,369
         270    @     Medimmune, Inc.                                 9,820
       2,890          Merck & Co., Inc.                             174,990
       7,526          Pfizer, Inc.                                  257,013
       1,470          Schering-Plough Corp.                          27,342
         120    @     Watson Pharmaceuticals, Inc.                    4,844
       1,240          Wyeth                                          56,482
                                                               ------------
                                                                    750,482
                                                               ------------
                      PIPELINES: 0.0%
         150          Kinder Morgan, Inc.                             8,198
         530          Williams Cos., Inc.                             4,187
                                                               ------------
                                                                     12,385
                                                               ------------
                      REITS: 0.0%
         370          Equity Office Properties Trust                  9,994
         270          Equity Residential                              7,007
         200          Simon Property Group, Inc.                      7,806
                                                               ------------
                                                                     24,807
                                                               ------------
                      RETAIL: 0.4%
         340    @     Autonation, Inc.                                5,345
          40    @     Autozone, Inc.                                  3,039
         330    @     Bed Bath & Beyond, Inc.                        12,807
         120    @     Best Buy Co., Inc.                              5,270
         110    @     Big Lots, Inc.                                  1,654
         430          Costco Wholesale Corp.                         15,738
         450          CVS Corp.                                      12,613
         185          Darden Restaurants, Inc.                        3,511
          70          Dillard's, Inc.                                   943
         540          Dollar General Corp.                            9,860
         210          Family Dollar Stores                            8,012

   Shares                                                         Value
---------------------------------------------------------------------------
         340    @     Federated Department Stores              $     12,529
         860          Gap, Inc.                                      16,133
       2,240          Home Depot, Inc.                               74,189
         240          JC Penney Co., Inc. Holding Co.                 4,044
         540          Limited Brands                                  8,370
         750          Lowe's Cos., Inc.                              32,212
         110          May Department Stores Co.                       2,449
       1,260          McDonald's Corp.                               27,795
         480    @     Office Depot, Inc.                              6,965
         250          RadioShack Corp.                                6,577
         610    @     Staples, Inc.                                  11,194
         420    @     Starbucks Corp.                                10,298
         520          TJX Cos., Inc.                                  9,797
         100    @     Toys R US, Inc.                                 1,212
       1,320          Walgreen Co.                                   39,732
       4,180          Wal-Mart Stores, Inc.                         224,341
         140          Wendy's Intl., Inc.                             4,056
         300    @     Yum! Brands, Inc.                               8,868
                                                               ------------
                                                                    579,553
                                                               ------------
                      SAVINGS & LOANS: 0.1%
         160          Golden West Financial Corp.                    12,801
       1,505          Washington Mutual, Inc.                        62,156
                                                               ------------
                                                                     74,957
                                                               ------------
                      SEMICONDUCTORS: 0.2%
         360    @     Altera Corp.                                    5,904
         380    @     Analog Devices, Inc.                           13,231
       1,580    @     Applied Materials, Inc.                        25,059
       6,280          Intel Corp.                                   130,523
          70    @     Kla-Tencor Corp.                                3,254
         320          Linear Technology Corp.                        10,307
         320    @     LSI Logic Corp.                                 2,265
         340          Maxim Integrated Products                      11,624
         110    @     Novellus Systems, Inc.                          4,028
         200    @     Nvidia Corp.                                    4,602
          80    @     QLogic Corp.                                    3,866
         360    @     Xilinx, Inc.                                    9,111
                                                               ------------
                                                                    223,774
                                                               ------------
                      SOFTWARE: 0.5%
         260          Adobe Systems, Inc.                             8,338
         140          Autodesk, Inc.                                  2,262
         630          Automatic Data Processing                      21,332
         200    @     BMC Software, Inc.                              3,266
         220    @     Citrix Systems, Inc.                            4,479
         910          Computer Associates Intl., Inc.                20,274
         490    @     Compuware Corp.                                 2,827
         140    @     Electronic Arts, Inc.                          10,358
         700          First Data Corp.                               29,008
         240    @     Fiserv, Inc.                                    8,546
         320          IMS Health, Inc.                                5,756
         270    @     Intuit, Inc.                                   12,023
         130    @     Mercury Interactive Corp.                       5,019
      13,770          Microsoft Corp.                               352,649
       8,510    @     Oracle Corp.                                  102,290
         110    @     Peoplesoft, Inc.                                1,935
         760    @     Siebel Systems, Inc.                            7,250
         670    @     Veritas Software Corp.                         19,208
                                                               ------------
                                                                    616,820
                                                               ------------
                      TELECOMMUNICATIONS: 0.4%
         280          Alltel Corp.                                   13,501
         110    @     Andrew Corp.                                    1,012
         620          AT&T Corp.                                     11,935
       2,490    @     AT&T Wireless Services, Inc.                   20,442
         650    @     Avaya, Inc.                                     4,199
       2,060          BellSouth Corp.                                54,857
         200          CenturyTel, Inc.                                6,970

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES H    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      TELECOMMUNICATIONS (CONTINUED)
         570    @     Ciena Corp.                              $      2,958
       6,710    @     Cisco Systems, Inc.                           111,989
         330    @     Citizens Communications Co.                     4,253
         190    @     Comverse Technology, Inc.                       2,855
       1,130          Corning, Inc.                                   8,350
         870          Motorola, Inc.                                  8,204
       1,400    @     Nextel Communications, Inc.                    25,312
         780    @     Qualcomm, Inc.                                 27,885
       3,690          SBC Communications, Inc.                       94,279
         230          Scientific-Atlanta, Inc.                        5,483
       1,030          Sprint Corp.-FON Group                         14,832
         390    @     Tellabs, Inc.                                   2,562
       3,840          Verizon Communications, Inc.                  151,488
                                                               ------------
                                                                    573,366
                                                               ------------
                      TEXTILES: 0.0%
         180          Cintas Corp.                                    6,379
                                                               ------------
                                                                      6,379
                                                               ------------
                      TOYS/GAMES/HOBBIES: 0.0%
         200          Hasbro, Inc.                                    3,498
         750          Mattel, Inc.                                   14,190
                                                               ------------
                                                                     17,688
                                                               ------------
                      TRANSPORTATION: 0.1%
         390          Burlington Northern Santa Fe Corp.             11,091
          80          CSX Corp.                                       2,407
         470          FedEx Corp.                                    29,154
         380          Norfolk Southern Corp.                          7,296
         100          Union Pacific Corp.                             5,802
       1,740          United Parcel Service, Inc.                   110,838
                                                               ------------
                                                                    166,588
                                                               ------------
                      TRUCKING & LEASING: 0.0%
         120          Ryder System, Inc.                              3,074
                                                               ------------
                                                                      3,074
                                                               ------------
                      Total Common Stocks
                       (Cost $8,842,265)                          9,183,735
                                                               ------------
 Principal
   Amount                                                         Value
---------------------------------------------------------------------------
NOTES/BONDS: 18.7%
                      DIVERSIFIED FINANCIAL SERVICES: 7.9%
$ 11,372,000          Resolution Funding Corp., Zero Coupon,
                       due 01/15/05                              11,156,261
                                                               ------------
                                                                 11,156,261
                                                               ------------
                      REGIONAL (STATE/PROVINCE): 7.1%
  10,291,000          Tennessee Valley Authority, Zero
                       Coupon, due 10/15/05                       9,888,210
                                                               ------------
                                                                  9,888,210
                                                               ------------
                      SOVEREIGN: 3.7%
   5,311,000          FICO Strip, Zero Coupon, due 02/08/05       5,184,869
                                                               ------------
                                                                  5,184,869
                                                               ------------
                      Total Notes/Bonds
                       (Cost $24,966,336)                        26,229,340
                                                               ------------

 Principal
   Amount                                                         Value
---------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 47.7%
                      FEDERAL HOME LOAN BANK: 7.0%
$ 10,000,000          Zero Coupon, due 12/14/04                $  9,791,650
                                                               ------------
                                                                  9,791,650
                                                               ------------
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION -- STRIP: 21.0%
  30,080,000          Zero Coupon, due 01/15/05                  29,428,166
                                                               ------------
                                                                 29,428,166
                                                               ------------
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION -- STRIP: 16.5%
  13,022,000          Zero Coupon, due 01/15/05                  12,744,201
   5,005,000          Zero Coupon, due 02/07/05                   4,894,785
   5,588,000          Zero Coupon, due 02/15/05                   5,463,555
                                                               ------------
                                                                 23,102,541
                                                               ------------
                      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 3.2%
   4,374,253          3.319%, due 02/16/19                        4,507,087
                                                               ------------
                                                                  4,507,087
                                                               ------------
                      Total U.S. Government Agency
                       Obligations
                       (Cost $62,586,397)                        66,829,444
                                                               ------------
U.S. TREASURY OBLIGATIONS: 26.2%
                      U.S. TREASURY STRIP: 26.2%
  37,428,000          Zero Coupon, due 02/15/05                  36,761,894
                                                               ------------
                                                                 36,761,894
                                                               ------------
                      Total U.S. Treasury Obligations (Cost
                       $35,419,010)                              36,761,894
                                                               ------------
SHORT-TERM INVESTMENT: 0.9%
                      REPURCHASE AGREEMENT: 0.9%
$  1,231,000          State Street Repurchase Agreement,
                       dated 06/30/03, 1.100% due 07/01/03,
                       $1,231,038 to be received upon
                       repurchase (Collateralized by
                       $1,260,000 Federal National Mortgage
                       Association, 0.000%, Market Value
                       $1,258,290, due 08/13/03)                  1,231,000
                                                               ------------
                      Total Short-Term Investment
                       (Cost $1,231,000)                          1,231,000
                                                               ------------

              TOTAL INVESTMENTS IN SECURITIES
               (COST $133,045,008)*                    100.1%  $140,235,413
              OTHER ASSETS AND LIABILITIES-NET          (0.1)      (106,021)
                                                       ------  ------------
              NET ASSETS                               100.0%  $140,129,392
                                                       ======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

     Gross Unrealized Appreciation                                $7,547,824
     Gross Unrealized Depreciation                                  (357,419)
                                                                  ----------
     Net Unrealized Appreciation                                  $7,190,405
                                                                  ==========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES I    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                                           Value
---------------------------------------------------------------------------
COMMON STOCKS: 4.2%
                   ADVERTISING: 0.0%
        170        Interpublic Group of Cos., Inc.              $     2,275
         80        Omnicom Group                                      5,736
                                                                -----------
                                                                      8,011
                                                                -----------
                   AEROSPACE/DEFENSE: 0.1%
        300        Boeing Co.                                        10,296
         80        General Dynamics Corp.                             5,800
         40        Goodrich Corp.                                       840
        210        Lockheed Martin Corp.                              9,990
         22        Northrop Grumman Corp.                             1,898
         60        Raytheon Co.                                       1,970
         90        Rockwell Collins, Inc.                             2,217
        160        United Technologies Corp.                         11,333
                                                                -----------
                                                                     44,344
                                                                -----------
                   AGRICULTURE: 0.1%
        740        Altria Group, Inc.                                33,626
        120        Monsanto Co.                                       2,597
         60        UST, Inc.                                          2,102
                                                                -----------
                                                                     38,325
                                                                -----------
                   AIRLINES: 0.0%
        270        Southwest Airlines Co.                             4,644
                                                                -----------
                                                                      4,644
                                                                -----------
                   APPAREL: 0.0%
         70   @    Jones Apparel Group, Inc.                          2,048
         60        Liz Claiborne, Inc.                                2,115
        100        Nike, Inc.                                         5,349
         30   @    Reebok Intl. Ltd.                                  1,009
         50        VF Corp.                                           1,703
                                                                -----------
                                                                     12,224
                                                                -----------
                   AUTO MANUFACTURERS: 0.0%
      1,180        Ford Motor Co.                                    12,968
         80        General Motors Corp.                               2,880
         70        Paccar, Inc.                                       4,729
                                                                -----------
                                                                     20,577
                                                                -----------
                   AUTO PARTS & EQUIPMENT: 0.0%
         30        Cooper Tire & Rubber Co.                             528
         70        Dana Corp.                                           809
        200        Delphi Corp.                                       1,726
         40        Johnson Controls, Inc.                             3,424
         40        Visteon Corp.                                        275
                                                                -----------
                                                                      6,762
                                                                -----------

  Shares                                                           Value
---------------------------------------------------------------------------
                   BANKS: 0.3%
        140        AmSouth Bancorp                              $     3,058
        710        Bank of America Corp.                             56,111
        110        Bank of New York Co., Inc.                         3,163
        410        Bank One Corp.                                    15,244
        180        BB&T Corp.                                         6,174
        112        Charter One Financial, Inc.                        3,492
         70        Comerica, Inc.                                     3,255
         50        First Tennessee National Corp.                     2,196
        370        FleetBoston Financial Corp.                       10,993
        110        Huntington Bancshares, Inc.                        2,147
        160        Keycorp                                            4,043
        100        Marshall & Ilsley Corp.                            3,058
        150        Mellon Financial Corp.                             4,163
        360        National City Corp.                               11,776
         20        North Fork Bancorporation, Inc.                      681
         40        PNC Financial Services Group, Inc.                 1,952
         80        Regions Financial Corp.                            2,702
        130        SouthTrust Corp.                                   3,536
        130        State Street Corp.                                 5,122
        100        SunTrust Banks, Inc.                               5,934
         85        Union Planters Corp.                               2,638
        900        US Bancorp                                        22,050
        650        Wachovia Corp.                                    25,974
        590        Wells Fargo & Co.                                 29,736
         40        Zions Bancorporation                               2,024
                                                                -----------
                                                                    231,222
                                                                -----------
                   BEVERAGES: 0.1%
        310        Anheuser-Busch Cos., Inc.                         15,826
         20        Brown-Forman Corp.                                 1,572
        890        Coca-Cola Co.                                     41,305
        150        Coca-Cola Enterprises, Inc.                        2,723
         20        Coors (Adolph)                                       980
         90        Pepsi Bottling Group, Inc.                         1,802
        620        PepsiCo, Inc.                                     27,590
                                                                -----------
                                                                     91,798
                                                                -----------
                   BIOTECHNOLOGY: 0.1%
        451   @    Amgen, Inc.                                       29,964
         50   @    Biogen, Inc.                                       1,900
         90   @    Chiron Corp.                                       3,935
         70   @    Genzyme Corp.                                      2,926
                                                                -----------
                                                                     38,725
                                                                -----------
                   BUILDING MATERIALS: 0.0%
         20   @    American Standard Cos., Inc.                       1,479
        170        Masco Corp.                                        4,055
         20        Vulcan Materials Co.                                 741
                                                                -----------
                                                                      6,275
                                                                -----------
                   CHEMICALS: 0.1%
         90        Air Products & Chemicals, Inc.                     3,744
        360        Dow Chemical Co.                                  11,146
        390        Du Pont EI de Nemours & Co.                       16,240
         40        Eastman Chemical Co.                               1,267
        120        Ecolab, Inc.                                       3,072
         50        Engelhard Corp.                                    1,239
         20        Great Lakes Chemical Corp.                           408
         50        Hercules, Inc.                                       495
         60        International Flavors & Fragrances, Inc.           1,916
         70        PPG Industries, Inc.                               3,552
         60        Praxair, Inc.                                      3,606
        100        Rohm & Haas Co.                                    3,103
         80        Sherwin-Williams Co.                               2,150
         30        Sigma-Aldrich Corp.                                1,625
                                                                -----------
                                                                     53,563
                                                                -----------
                   COMMERCIAL SERVICES: 0.0%
         70   @    Apollo Group, Inc.                                 4,323
        140   @    Cendant Corp.                                      2,565
        180   @    Concord EFS, Inc.                                  2,650
         80   @    Convergys Corp.                                    1,280
         30        Deluxe Corp.                                       1,344
         70        Equifax, Inc.                                      1,820
         70        H&R Block, Inc.                                    3,028
        110        McKesson Corp.                                     3,931
         50        Moody's Corp.                                      2,636
        130        Paychex, Inc.                                      3,810
         40   @    Quintiles Transnational Corp.                        568
         60   @    Robert Half Intl., Inc.                            1,136
         40        RR Donnelley & Sons Co.                            1,046
                                                                -----------
                                                                     30,137
                                                                -----------
                   COMPUTERS: 0.2%
        150        Apple Computer, Inc.                               2,868
         60   @    Computer Sciences Corp.                            2,287
      1,530   @    Dell Computer Corp.                               48,899
         60        Electronic Data Systems Corp.                      1,287
      1,060   @    EMC Corp.-Mass                                    11,098
      1,069        Hewlett-Packard Co.                               22,770
        600        International Business Machines Corp.             49,500
         80   @    Lexmark Intl., Inc.                                5,662

                 See Accompanying Notes to Financial Statements

ING
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FUND
SERIES I    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
---------------------------------------------------------------------------
                   COMPUTERS (CONTINUED)
        120   @    Network Appliance, Inc.                      $     1,945
      1,130   @    Sun Microsystems, Inc.                             5,198
        120   @    Sungard Data Systems, Inc.                         3,109
        130        Unisys Corp.                                       1,596
                                                                -----------
                                                                    156,219
                                                                -----------
                   COSMETICS/PERSONAL CARE: 0.1%
         10        Alberto-Culver Co.                                   511
         30        Avon Products, Inc.                                1,866
        250        Colgate-Palmolive Co.                             14,488
        620        Gillette Co.                                      19,753
        190        Kimberly-Clark Corp.                               9,907
        780        Procter & Gamble Co.                              69,560
                                                                -----------
                                                                    116,085
                                                                -----------
                   DIVERSIFIED FINANCIAL SERVICES: 0.3%
        470        American Express Co.                              19,651
         60        Bear Stearns Cos., Inc.                            4,345
        110        Capital One Financial Corp.                        5,410
        190        Charles Schwab Corp.                               1,917
      1,829        Citigroup, Inc.                                   78,281
         80        Countrywide Financial Corp.                        5,566
        590        Fannie Mae                                        39,790
         40        Federated Investors, Inc.                          1,097
         90        Franklin Resources, Inc.                           3,516
        330        Freddie Mac                                       16,754
        170        Goldman Sachs Group, Inc.                         14,238
        710        JP Morgan Chase & Co.                             24,268
        150        Lehman Brothers Holdings, Inc.                     9,972
        605        MBNA Corp.                                        12,608
        440        Merrill Lynch & Co., Inc.                         20,539
        380        Morgan Stanley                                    16,245
        150   @    Providian Financial Corp.                          1,389
        150        SLM Corp.                                          5,876
         20        T Rowe Price Group, Inc.                             755
                                                                -----------
                                                                    282,217
                                                                -----------
                   ELECTRIC: 0.1%
        210        AES Corp.                                          1,334
         60        Allegheny Energy, Inc.                               507
         60        Ameren Corp.                                       2,646
        130        American Electric Power Co., Inc.                  3,878
        110        Centerpoint Energy, Inc.                             897
         80        Cinergy Corp.                                      2,943
         80        Consolidated Edison, Inc.                          3,462
         80        Constellation Energy Group, Inc.                   2,744
        120        Dominion Resources, Inc.                           7,712
         60        DTE Energy Co.                                     2,318
        310        Duke Energy Corp.                                  6,185
        120   @    Edison Intl                                        1,972
         80        Entergy Corp.                                      4,222
        190        Exelon Corp.                                      11,364
        110        FirstEnergy Corp.                                  4,230
         90        FPL Group, Inc.                                    6,017
        110        NiSource, Inc.                                     2,090
        160   @    PG&E Corp.                                         3,384
        100        PPL Corp.                                          4,300
        100        Progress Energy, Inc.                              4,390
        100        Public Service Enterprise Group, Inc.              4,225
        280        Southern Co.                                       8,725
        110        TXU Corp.                                          2,470
        130        Xcel Energy, Inc.                                  1,955
                                                                -----------
                                                                     93,970
                                                                -----------
                   ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
        100   @    American Power Conversion                          1,559
        140        Emerson Electric Co.                               7,154
         50        Molex, Inc.                                        1,350
                                                                -----------
                                                                     10,063
                                                                -----------
                   ELECTRONICS: 0.0%
         80        Applera Corp. -- Applied Biosystems Group          1,522
         70   @    Jabil Circuit, Inc.                                1,547
        220   @    Sanmina-SCI Corp.                                  1,388
        310   @    Solectron Corp.                                    1,159
         90        Symbol Technologies, Inc.                          1,171
         50        Tektronix, Inc.                                    1,080
         70   @    Thermo Electron Corp.                              1,471
         30        Thomas & Betts Corp.                                 434
         50   @    Waters Corp.                                       1,457
                                                                -----------
                                                                     11,229
                                                                -----------

  Shares                                                           Value
---------------------------------------------------------------------------
                   ENGINEERING & CONSTRUCTION: 0.0%
         40        Fluor Corp.                                  $     1,346
                                                                -----------
                                                                      1,346
                                                                -----------
                   ENTERTAINMENT: 0.0%
         30   @    International Game Technology                      3,070
                                                                -----------
                                                                      3,070
                                                                -----------
                   ENVIRONMENTAL CONTROL: 0.0%
        110   @    Allied Waste Industries, Inc.                      1,106
        200        Waste Management, Inc.                             4,818
                                                                -----------
                                                                      5,924
                                                                -----------
                   FOOD: 0.1%
        160        Albertson's, Inc.                                  3,072
        223        Archer-Daniels-Midland Co.                         2,870
        170        Campbell Soup Co.                                  4,165
        190        ConAgra Foods, Inc.                                4,484
        140        General Mills, Inc.                                6,637
         50        Hershey Foods Corp.                                3,483
        200        HJ Heinz Co.                                       6,596
        140        Kellogg Co.                                        4,812
        270   @    Kroger Co.                                         4,504
         50        McCormick & Co., Inc.                              1,360
         60   @    Safeway, Inc.                                      1,228
        290        Sara Lee Corp.                                     5,455
         50        Supervalu, Inc.                                    1,066
        230        Sysco Corp.                                        6,909
         80        Winn-Dixie Stores, Inc.                              985
         80        WM Wrigley Jr Co.                                  4,498
                                                                -----------
                                                                     62,124
                                                                -----------
                   FOREST PRODUCTS & PAPER: 0.0%
         30        Boise Cascade Corp.                                  717
        200        International Paper Co.                            7,146
                                                                -----------
                                                                      7,863
                                                                -----------
                   GAS: 0.0%
         50        KeySpan Corp.                                      1,773
         20        Nicor, Inc.                                          742
         10        Peoples Energy Corp.                                 429
         70        Sempra Energy                                      1,997
                                                                -----------
                                                                      4,941
                                                                -----------
                   HAND/MACHINE TOOLS: 0.0%
         40        Black & Decker Corp.                               1,738
         30        Snap-On, Inc.                                        871
         50        Stanley Works                                      1,380
                                                                -----------
                                                                      3,989
                                                                -----------
                   HEALTHCARE -- PRODUCTS: 0.1%
         20        Bausch & Lomb, Inc.                                  750
        100        Becton Dickinson & Co.                             3,885

                 See Accompanying Notes to Financial Statements

ING
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FUND
SERIES I    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
---------------------------------------------------------------------------
                   HEALTHCARE -- PRODUCTS (CONTINUED)
        100        Biomet, Inc.                                 $     2,866
        140   @    Boston Scientific Corp.                            8,554
         30        CR Bard, Inc.                                      2,139
        180   @    Guidant Corp.                                      7,990
      1,045        Johnson & Johnson                                 54,027
        430        Medtronic, Inc.                                   20,627
         60   @    St. Jude Medical, Inc.                             3,450
         70        Stryker Corp.                                      4,856
         70   @    Zimmer Holdings, Inc.                              3,154
                                                                -----------
                                                                    112,298
                                                                -----------
                   HEALTHCARE -- SERVICES: 0.1%
         90   @    Anthem, Inc.                                       6,944
         80        Humana, Inc.                                       1,208
         30   @    Manor Care, Inc.                                     750
        300        UnitedHealth Group, Inc.                          15,075
         90   @    WellPoint Health Networks                          7,587
                                                                -----------
                                                                     31,564
                                                                -----------
                   HOME BUILDERS: 0.0%
         30        Centex Corp.                                       2,334
         20        KB Home                                            1,240
         20        Pulte Homes, Inc.                                  1,233
                                                                -----------
                                                                      4,807
                                                                -----------
                   HOME FURNISHINGS: 0.0%
        100        Leggett & Platt, Inc.                              2,050
         20        Whirlpool Corp.                                    1,274
                                                                -----------
                                                                      3,324
                                                                -----------
                   HOUSEHOLD PRODUCTS/WARES: 0.0%
         30        American Greetings                                   589
         20        Avery Dennison Corp.                               1,004
         80        Clorox Co.                                         3,412
         60        Fortune Brands, Inc.                               3,132
                                                                -----------
                                                                      8,137
                                                                -----------
                   HOUSEWARES: 0.0%
        100        Newell Rubbermaid, Inc.                            2,800
                                                                -----------
                                                                      2,800
                                                                -----------
                   INSURANCE: 0.2%
        100   @@   ACE Ltd.                                           3,429
        240        Aflac, Inc.                                        7,380
        420        Allstate Corp.                                    14,973
         50        AMBAC Financial Group, Inc.                        3,313
        910        American Intl. Group                              50,214
        130        AON Corp.                                          3,130
         70        Chubb Corp.                                        4,200
         60        Cigna Corp.                                        2,816
         20        Cincinnati Financial Corp.                           742
         40        Hartford Financial Services Group, Inc.            2,014
         70        Jefferson-Pilot Corp.                              2,902
        120        John Hancock Financial Services, Inc.              3,688
         60        Lincoln National Corp.                             2,138
         60        Loews Corp.                                        2,837
        190        Marsh & McLennan Cos., Inc.                        9,703
         50        MBIA, Inc.                                         2,438
        250        Metlife, Inc.                                      7,080
         50        MGIC Investment Corp.                              2,332
        190        Principal Financial Group                          6,128
        130        Progressive Corp.                                  9,503
        260        Prudential Financial, Inc.                         8,749
         80        Safeco Corp.                                       2,822
         60        Torchmark Corp.                                    2,235
        396   @    Travelers Property Casualty Corp.                  6,245
         40        UnumProvident Corp.                                  536
         50   @@   XL Capital Ltd.                                    4,150
                                                                -----------
                                                                    165,697
                                                                -----------
                   INTERNET: 0.0%
        150   @    eBay, Inc.                                        15,627
         90   @    Symantec Corp.                                     3,947
        200   @    Yahoo!, Inc.                                       6,552
                                                                -----------
                                                                     26,126
                                                                -----------

  Shares                                                           Value
---------------------------------------------------------------------------
                   IRON/STEEL: 0.0%
         30        United States Steel Corp.                    $       491
                                                                -----------
                                                                        491
                                                                -----------
                   LEISURE TIME: 0.0%
         50        Brunswick Corp.                                    1,251
        130        Harley-Davidson, Inc.                              5,182
                                                                -----------
                                                                      6,433
                                                                -----------
                   LODGING: 0.0%
         60   @    Harrah's Entertainment, Inc.                       2,414
        140        Hilton Hotels Corp.                                1,791
         90        Marriott Intl., Inc.                               3,458
                                                                -----------
                                                                      7,663
                                                                -----------
                   MACHINERY -- CONSTRUCTION & MINING: 0.0%
        120        Caterpillar, Inc.                                  6,679
                                                                -----------
                                                                      6,679
                                                                -----------
                   MACHINERY -- DIVERSIFIED: 0.0%
        140        Deere & Co.                                        6,398
         50        Dover Corp.                                        1,498
         80        Rockwell Automation, Inc.                          1,907
                                                                -----------
                                                                      9,803
                                                                -----------
                   MEDIA: 0.2%
      1,650   @    AOL Time Warner, Inc.                             26,549
        220   @    Clear Channel Communications, Inc.                 9,326
        830   @    Comcast Corp.                                     25,049
         30        Dow Jones & Co., Inc.                              1,291
        100        Gannett Co., Inc.                                  7,681
         40        Knight-Ridder, Inc.                                2,757
         80        McGraw-Hill Cos., Inc.                             4,960
         20        Meredith Corp.                                       880
         60        New York Times Co.                                 2,730
        120        Tribune Co.                                        5,796
        650   @    Viacom, Inc.                                      28,379
        730        Walt Disney Co.                                   14,418
                                                                -----------
                                                                    129,816
                                                                -----------
                   METAL FABRICATE/HARDWARE: 0.0%
         40        Worthington Industries                               536
                                                                -----------
                                                                        536
                                                                -----------
                   MINING: 0.0%
        130        Alcoa, Inc.                                        3,315
         80   @    Freeport-McMoRan Copper & Gold, Inc.               1,960
        160        Newmont Mining Corp.                               5,194
         20   @    Phelps Dodge Corp.                                   767
                                                                -----------
                                                                     11,236
                                                                -----------
                   MISCELLANEOUS MANUFACTURING: 0.3%
        130        3M Co.                                            16,767
         40        Cooper Industries Ltd.                             1,652
         20        Crane Co.                                            453
         60        Danaher Corp.                                      4,083
        200        Eastman Kodak Co.                                  5,470
         30        Eaton Corp.                                        2,358
      5,760        General Electric Co.                             165,197
        120        Honeywell Intl., Inc.                              3,222
        100        Illinois Tool Works, Inc.                          6,585
         60   @@   Ingersoll-Rand Co.                                 2,839
         30        ITT Industries, Inc.                               1,964
         50        Pall Corp.                                         1,125

                 See Accompanying Notes to Financial Statements

ING
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FUND
SERIES I    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
---------------------------------------------------------------------------
                   MISCELLANEOUS MANUFACTURING (CONTINUED)
         50        Textron, Inc.                                $     1,951
        690   @@   Tyco Intl. Ltd.                                   13,096
                                                                -----------
                                                                    226,762
                                                                -----------
                   OFFICE/BUSINESS EQUIPMENT: 0.0%
         90        Pitney Bowes, Inc.                                 3,457
        280   @    Xerox Corp.                                        2,965
                                                                -----------
                                                                      6,422
                                                                -----------
                   OIL & GAS SERVICES: 0.0%
        160        Halliburton Co.                                    3,680
                                                                -----------
                                                                      3,680
                                                                -----------
                   OIL & GAS: 0.2%
         50        Amerada Hess Corp.                                 2,459
        120        Anadarko Petroleum Corp.                           5,336
         54        Apache Corp.                                       3,513
         70        Burlington Resources, Inc.                         3,785
        380        ChevronTexaco Corp.                               27,436
        240        ConocoPhillips                                    13,152
         80        Devon Energy Corp.                                 4,272
         40        EOG Resources, Inc.                                1,674
      2,370        Exxon Mobil Corp.                                 85,107
         40        Kerr-McGee Corp.                                   1,792
        180        Marathon Oil Corp.                                 4,743
         70  @,@@  Nabors Industries Ltd.                             2,769
         20   @    Noble Corp.                                          686
        220        Occidental Petroleum Corp.                         7,381
         40        Rowan Cos., Inc.                                     896
         30        Sunoco, Inc.                                       1,132
        110        Transocean, Inc.                                   2,417
        120        Unocal Corp.                                       3,443
                                                                -----------
                                                                    171,993
                                                                -----------
                   PACKAGING & CONTAINERS: 0.0%
         30        Ball Corp.                                         1,365
         30        Bemis Co.                                          1,404
        100   @    Pactiv Corp.                                       1,971
         30   @    Sealed Air Corp.                                   1,430
                                                                -----------
                                                                      6,170
                                                                -----------
                   PHARMACEUTICALS: 0.3%
        550        Abbott Laboratories                               24,068
         20        Allergan, Inc.                                     1,542
        270        Bristol-Myers Squibb Co.                           7,331
        160        Cardinal Health, Inc.                             10,288
        390        Eli Lilly & Co.                                   26,898
        170   @    Forest Laboratories, Inc.                          9,308
        110   @    King Pharmaceuticals, Inc.                         1,624
        100   @    Medimmune, Inc.                                    3,637
      1,070        Merck & Co., Inc.                                 64,789
      2,806        Pfizer, Inc.                                      95,825
        550        Schering-Plough Corp.                             10,230
         60   @    Watson Pharmaceuticals, Inc.                       2,422
        460        Wyeth                                             20,953
                                                                -----------
                                                                    278,915
                                                                -----------

  Shares                                                           Value
---------------------------------------------------------------------------
                   PIPELINES: 0.0%
         50        Kinder Morgan, Inc.                          $     2,733
        230        Williams Cos., Inc.                                1,817
                                                                -----------
                                                                      4,550
                                                                -----------
                   REITS: 0.0%
        140        Equity Office Properties Trust                     3,781
        100        Equity Residential                                 2,595
         70        Simon Property Group, Inc.                         2,732
                                                                -----------
                                                                      9,108
                                                                -----------
                   RETAIL: 0.3%
        130   @    Autonation, Inc.                                   2,044
         20   @    Autozone, Inc.                                     1,519
        120   @    Bed Bath & Beyond, Inc.                            4,657
         50   @    Best Buy Co., Inc.                                 2,196
         70   @    Big Lots, Inc.                                     1,053
        160   @    Costco Wholesale Corp.                             5,856
        160        CVS Corp.                                          4,485
         90        Darden Restaurants, Inc.                           1,708
         30        Dillard's, Inc.                                      404
        170        Dollar General Corp.                               3,104
         70        Family Dollar Stores                               2,671
        120   @    Federated Department Stores                        4,422
        320        Gap, Inc.                                          6,003
        840        Home Depot, Inc.                                  27,821
        120        JC Penney Co., Inc. Holding Co.                    2,022
        220        Limited Brands                                     3,410
        280        Lowe's Cos., Inc.                                 12,026
         40        May Department Stores Co.                            890
        470        McDonald's Corp.                                  10,368
        180   @    Office Depot, Inc.                                 2,612
        100        RadioShack Corp.                                   2,631
        230   @    Staples, Inc.                                      4,221
        150   @    Starbucks Corp.                                    3,678
        190        TJX Cos., Inc.                                     3,580
         80   @    Toys R US, Inc.                                      969
        490        Walgreen Co.                                      14,749
      1,560        Wal-Mart Stores, Inc.                             83,725
         50        Wendy's Intl., Inc.                                1,448
        110   @    Yum! Brands, Inc.                                  3,251
                                                                -----------
                                                                    217,523
                                                                -----------
                   SAVINGS & LOANS: 0.1%
         60        Golden West Financial Corp.                        4,800
        570        Washington Mutual, Inc.                           23,541
                                                                -----------
                                                                     28,341
                                                                -----------
                   SEMICONDUCTORS: 0.1%
        130   @    Altera Corp.                                       2,132
        140   @    Analog Devices, Inc.                               4,875
        590   @    Applied Materials, Inc.                            9,357
        170   @    Applied Micro Circuits Corp.                       1,028
      2,340        Intel Corp.                                       48,634
         30   @    Kla-Tencor Corp.                                   1,395
        120        Linear Technology Corp.                            3,865
        160   @    LSI Logic Corp.                                    1,133
        120        Maxim Integrated Products                          4,103
         40   @    Novellus Systems, Inc.                             1,465
         70   @    Nvidia Corp.                                       1,610
         30   @    QLogic Corp.                                       1,450
        130   @    Xilinx, Inc.                                       3,290
                                                                -----------
                                                                     84,337
                                                                -----------
                   SOFTWARE: 0.3%
         90        Adobe Systems, Inc.                                2,886
         60        Autodesk, Inc.                                       969
        210        Automatic Data Processing                          7,110
        104   @    BMC Software, Inc.                                 1,698
         80   @    Citrix Systems, Inc.                               1,629
        340        Computer Associates Intl., Inc.                    7,575
        200   @    Compuware Corp.                                    1,154
         50   @    Electronic Arts, Inc.                              3,699
        260        First Data Corp.                                  10,774
         75   @    Fiserv, Inc.                                       2,671
        120        IMS Health, Inc.                                   2,159
        100   @    Intuit, Inc.                                       4,453
         50   @    Mercury Interactive Corp.                          1,930
      5,130        Microsoft Corp.                                  131,379
      3,180   @    Oracle Corp.                                      38,223
         40   @    Peoplesoft, Inc.                                     704

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES I    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
---------------------------------------------------------------------------
                   SOFTWARE (CONTINUED)
        290   @    Siebel Systems, Inc.                         $     2,766
        250   @    Veritas Software Corp.                             7,167
                                                                -----------
                                                                    228,946
                                                                -----------
                   TELECOMMUNICATIONS: 0.3%
        110        Alltel Corp.                                       5,304
         40   @    Andrew Corp.                                         368
        232        AT&T Corp.                                         4,466
        930   @    AT&T Wireless Services, Inc.                       7,635
        150   @    Avaya, Inc.                                          969
        780        BellSouth Corp.                                   20,771
         60        CenturyTel, Inc.                                   2,091
        210   @    Ciena Corp.                                        1,090
      2,500   @    Cisco Systems, Inc.                               41,725
        150   @    Citizens Communications Co.                        1,933
         80   @    Comverse Technology, Inc.                          1,202
        420        Corning, Inc.                                      3,104
        320        Motorola, Inc.                                     3,017
        520   @    Nextel Communications, Inc.                        9,401
        270   @    Qualcomm, Inc.                                     9,652
      1,380        SBC Communications, Inc.                          35,259
         80        Scientific-Atlanta, Inc.                           1,907
        380        Sprint Corp.-FON Group                             5,472
         50   @    Tellabs, Inc.                                        328
      1,430        Verizon Communications, Inc.                      56,413
                                                                -----------
                                                                    212,107
                                                                -----------
                   TEXTILES: 0.0%
         80        Cintas Corp.                                       2,835
                                                                -----------
                                                                      2,835
                                                                -----------
                   TOYS/GAMES/HOBBIES: 0.0%
         60        Hasbro, Inc.                                       1,049
        280        Mattel, Inc.                                       5,297
                                                                -----------
                                                                      6,346
                                                                -----------
                   TRANSPORTATION: 0.1%
        150        Burlington Northern Santa Fe Corp.                 4,266
         30        CSX Corp.                                            903
        170        FedEx Corp.                                       10,545
        140        Norfolk Southern Corp.                             2,688
         40        Union Pacific Corp.                                2,320
        650        United Parcel Service, Inc.                       41,405
                                                                -----------
                                                                     62,127
                                                                -----------
                   TRUCKING & LEASING: 0.0%
         30        Ryder System, Inc.                                   769
                                                                -----------
                                                                        769
                                                                -----------
                   Total Common Stocks
                    (Cost $3,283,273)                             3,423,988
                                                                -----------
 Principal
  Amount                                                           Value
---------------------------------------------------------------------------
NOTES/BONDS: 37.1%
                   REGIONAL (STATE/PROVINCE): 1.3%
$ 1,100,000        Tennessee Valley Authority, Zero Coupon,
                    due 04/15/05                                $ 1,070,108
                                                                -----------
                                                                  1,070,108
                                                                -----------
                   SOVEREIGN: 35.8%
  1,164,000        FICO Strip, Zero Coupon, due 04/06/05          1,132,497
  3,238,000        FICO Strip, Zero Coupon, due 06/06/05          3,137,936
  1,959,000        FICO Strip, Zero Coupon, due 06/06/05          1,898,461
  3,510,000        Israel Government AID Bond, Zero Coupon,
                    due 05/15/05                                  3,409,354
  5,000,000        Israel Trust, Zero Coupon, due 05/15/05        4,852,120
 15,000,000        Israel Trust, Zero Coupon, due 05/15/05       14,556,360
                                                                -----------
                                                                 28,986,728
                                                                -----------
                   Total Notes/Bonds
                    (Cost $28,514,830)                           30,056,836
                                                                -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 42.0%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION: 18.0%
 15,000,000        Zero Coupon, due 05/31/05                     14,576,925
                                                                -----------
                                                                 14,576,925
                                                                -----------
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION: 24.0%
 20,000,000        Zero Coupon, due 06/14/05                     19,414,160
                                                                -----------
                                                                 19,414,160
                                                                -----------
                   Total U.S. Government Agency Obligations
                    (Cost $31,617,221)                           33,991,085
                                                                -----------
U.S. TREASURY OBLIGATIONS: 16.0%
                   U.S. TREASURY STRIP: 16.0%
  4,856,000        Zero Coupon, due 05/15/05                      4,753,742
  8,414,000        Zero Coupon, due 05/15/05                      8,226,098
                                                                -----------
                                                                 12,979,840
                                                                -----------
                   Total U.S. Treasury Obligations
                    (Cost $12,321,005)                           12,979,840
                                                                -----------
SHORT-TERM INVESTMENT: 0.8%
                   REPURCHASE AGREEMENT: 0.8%
$   605,000        State Street Repurchase Agreement, dated
                    06/30/03, 1.100%
                    due 07/01/03, $605,018 to be received upon
                    repurchase (Collateralized by $620,000
                    Federal Home Loan Bank, 1.400%, Market
                    Value $621,808,due 05/04/04)                    605,000
                   Total Short-Term Investment
                    (Cost $605,000)                                 605,000
                                                                -----------


              TOTAL INVESTMENTS IN SECURITIES
               (COST $76,341,329)*                     100.1%  $ 81,056,749
              OTHER ASSETS AND LIABILITIES-NET          (0.1)       (85,681)
                                                       ------  ------------
              NET ASSETS                               100.0%  $ 80,971,068
                                                       ======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

     Gross Unrealized Appreciation                                $4,826,380
     Gross Unrealized Depreciation                                  (110,960)
                                                                  ----------
     Net Unrealized Appreciation                                  $4,715,420
                                                                  ==========

                 See Accompanying Notes to Financial Statements

ING
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FUND
SERIES J    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
COMMON STOCKS: 2.1%
                      ADVERTISING: 0.0%
          70          Interpublic Group of Cos., Inc.          $        937
          25          Omnicom Group                                   1,793
                                                               ------------
                                                                      2,730
                                                               ------------
                      AEROSPACE/DEFENSE: 0.0%
         126          Boeing Co.                                      4,324
          25          General Dynamics Corp.                          1,813
          10          Goodrich Corp.                                    210
          91          Lockheed Martin Corp.                           4,329
          13          Northrop Grumman Corp.                          1,122
          21          Raytheon Co.                                      690
          33          Rockwell Collins, Inc.                            813
          71          United Technologies Corp.                       5,029
                                                               ------------
                                                                     18,330
                                                               ------------
                      AGRICULTURE: 0.0%
         305          Altria Group, Inc.                             13,859
          39          Monsanto Co.                                      844
          25          UST, Inc.                                         876
                                                               ------------
                                                                     15,579
                                                               ------------
                      AIRLINES: 0.0%
         119          Southwest Airlines Co.                          2,047
                                                               ------------
                                                                      2,047
                                                               ------------
                      APPAREL: 0.0%
          25    @     Jones Apparel Group, Inc.                         732
          20          Liz Claiborne, Inc.                               705
          40          Nike, Inc.                                      2,140
          15    @     Reebok Intl. Ltd.                                 504
          20          VF Corp.                                          681
                                                               ------------
                                                                      4,762
                                                               ------------
                      AUTO MANUFACTURERS: 0.0%
         484          Ford Motor Co.                                  5,319
          30          General Motors Corp.                            1,080
          30          Paccar, Inc.                                    2,027
                                                               ------------
                                                                      8,426
                                                               ------------
                      AUTO PARTS & EQUIPMENT: 0.0%
           5          Cooper Tire & Rubber Co.                           88
          30          Dana Corp.                                        347
          80          Delphi Corp.                                      690
          17          Johnson Controls, Inc.                          1,455
          10          Visteon Corp.                                      69
                                                               ------------
                                                                      2,649
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      BANKS: 0.2%
          55          AmSouth Bancorp                          $      1,201
         302          Bank of America Corp.                          23,867
          50          Bank of New York Co., Inc.                      1,438
         176          Bank One Corp.                                  6,544
          75          BB&T Corp.                                      2,573
          37          Charter One Financial, Inc.                     1,154
          23          Comerica, Inc.                                  1,070
          20          First Tennessee National Corp.                    878
         159          FleetBoston Financial Corp.                     4,724
          31          Huntington Bancshares, Inc.                       605
          70          Keycorp                                         1,769
          35          Marshall & Ilsley Corp.                         1,070
          67          Mellon Financial Corp.                          1,859
         156          National City Corp.                             5,103
           5          North Fork Bancorporation, Inc.                   170
          20          PNC Financial Services Group, Inc.                976
          35          Regions Financial Corp.                         1,182
          55          SouthTrust Corp.                                1,496
          55          State Street Corp.                              2,167
          40          SunTrust Banks, Inc.                            2,374
          25          Union Planters Corp.                              776
         397          US Bancorp                                      9,727
         280          Wachovia Corp.                                 11,189
         251          Wells Fargo & Co.                              12,650
          17          Zions Bancorporation                              860
                                                               ------------
                                                                     97,422
                                                               ------------
                      BEVERAGES: 0.1%
         127          Anheuser-Busch Cos., Inc.                       6,483
           5          Brown-Forman Corp.                                393
         371          Coca-Cola Co.                                  17,218
          68          Coca-Cola Enterprises, Inc.                     1,234
          41          Pepsi Bottling Group, Inc.                        821
         255          PepsiCo, Inc.                                  11,348
                                                               ------------
                                                                     37,497
                                                               ------------
                      BIOTECHNOLOGY: 0.0%
         194    @     Amgen, Inc.                                    12,889
          20    @     Biogen, Inc.                                      760
          36    @     Chiron Corp.                                    1,574
          36    @     Genzyme Corp.                                   1,505
          10          Millipore Corp.                                   444
                                                               ------------
                                                                     17,172
                                                               ------------
                      BUILDING MATERIALS: 0.0%
          15    @     American Standard Cos., Inc.                    1,109
          72          Masco Corp.                                     1,717
          15          Vulcan Materials Co.                              556
                                                               ------------
                                                                      3,382
                                                               ------------
                      CHEMICALS: 0.0%
          35          Air Products & Chemicals, Inc.                  1,456
          10          Ashland, Inc.                                     307
         159          Dow Chemical Co.                                4,923
         166          Du Pont EI de Nemours & Co.                     6,912
          10          Eastman Chemical Co.                              317
          40          Ecolab, Inc.                                    1,024
          19          Engelhard Corp.                                   471
           3          Great Lakes Chemical Corp.                         61
          10          Hercules, Inc.                                     99
          20          International Flavors & Fragrances,
                       Inc.                                             639
          32          PPG Industries, Inc.                            1,624
          23          Praxair, Inc.                                   1,382
          45          Rohm & Haas Co.                                 1,396
          25          Sherwin-Williams Co.                              672
          15          Sigma-Aldrich Corp.                               813
                                                               ------------
                                                                     22,096
                                                               ------------
                      COMMERCIAL SERVICES: 0.0%
          22    @     Apollo Group, Inc.                              1,359
          60    @     Cendant Corp.                                   1,099
          80    @     Concord EFS, Inc.                               1,178
          20    @     Convergys Corp.                                   320
           5          Deluxe Corp.                                      224
          20          Equifax, Inc.                                     520
          33          H&R Block, Inc.                                 1,427
          50          McKesson Corp.                                  1,787
          20          Moody's Corp.                                   1,054
          54          Paychex, Inc.                                   1,583
          20    @     Quintiles Transnational Corp.                     284
          20    @     Robert Half Intl., Inc.                           379
          10          RR Donnelley & Sons Co.                           261
                                                               ------------
                                                                     11,475
                                                               ------------
                      COMPUTERS: 0.1%
          60    @     Apple Computer, Inc.                            1,147
          25    @     Computer Sciences Corp.                           953
         654    @     Dell Computer Corp.                            20,902
          30          Electronic Data Systems Corp.                     644
         451    @     EMC Corp.-Mass                                  4,722
         471          Hewlett-Packard Co.                            10,032
         257          International Business Machines Corp.          21,203

                 See Accompanying Notes to Financial Statements

ING
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FUND
SERIES J    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      COMPUTERS (CONTINUED)
          35    @     Lexmark Intl., Inc.                      $      2,477
          10    @     NCR Corp.                                         256
          48    @     Network Appliance, Inc.                           778
         480    @     Sun Microsystems, Inc.                          2,208
          40    @     Sungard Data Systems, Inc.                      1,036
          50    @     Unisys Corp.                                      614
                                                               ------------
                                                                     66,972
                                                               ------------
                      COSMETICS/PERSONAL CARE: 0.1%
           3          Alberto-Culver Co.                                153
          17          Avon Products, Inc.                             1,057
         106          Colgate-Palmolive Co.                           6,143
         263          Gillette Co.                                    8,379
          75          Kimberly-Clark Corp.                            3,911
         332          Procter & Gamble Co.                           29,608
                                                               ------------
                                                                     49,251
                                                               ------------
                      DISTRIBUTION/WHOLESALE: 0.0%
          10          Genuine Parts Co.                                 320
                                                               ------------
                                                                        320
                                                               ------------
                      DIVERSIFIED FINANCIAL SERVICES: 0.2%
         197          American Express Co.                            8,237
          30          Bear Stearns Cos., Inc.                         2,173
          41          Capital One Financial Corp.                     2,016
          76          Charles Schwab Corp.                              767
         766          Citigroup, Inc.                                32,785
          32          Countrywide Financial Corp.                     2,226
         248          Fannie Mae                                     16,725
          37          Franklin Resources, Inc.                        1,446
         141          Freddie Mac                                     7,159
          72          Goldman Sachs Group, Inc.                       6,030
         301          JP Morgan Chase & Co.                          10,288
          58          Lehman Brothers Holdings, Inc.                  3,856
         260          MBNA Corp.                                      5,418
         192          Merrill Lynch & Co., Inc.                       8,963
         161          Morgan Stanley                                  6,883
          50    @     Providian Financial Corp.                         463
          63          SLM Corp.                                       2,468
          14          T Rowe Price Group, Inc.                          529
                                                               ------------
                                                                    118,432
                                                               ------------
                      ELECTRIC: 0.1%
          89          AES Corp.                                         565
          10          Allegheny Energy, Inc.                             85
          20          Ameren Corp.                                      882
          64          American Electric Power Co., Inc.               1,909
          70          Centerpoint Energy, Inc.                          571
          40          Cinergy Corp.                                   1,472
          30          CMS Energy Corp.                                  243
          35          Consolidated Edison, Inc.                       1,515
          25          Constellation Energy Group, Inc.                  858
          50          Dominion Resources, Inc.                        3,214
          22          DTE Energy Co.                                    850
         137          Duke Energy Corp.                               2,733
          47    @     Edison Intl                                       772
          35          Entergy Corp.                                   1,847
          87          Exelon Corp.                                    5,203
          40          FirstEnergy Corp.                               1,538
          42          FPL Group, Inc.                                 2,808
          40          NiSource, Inc.                                    760
          80    @     PG&E Corp.                                      1,692
          47          PPL Corp.                                       2,021
          36          Progress Energy, Inc.                           1,580
          35          Public Service Enterprise Group, Inc.           1,479
         110          Southern Co.                                    3,428
          50          TXU Corp.                                       1,123
          64          Xcel Energy, Inc.                                 963
                                                               ------------
                                                                     40,111
                                                               ------------
                      ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
          44    @     American Power Conversion                         686
          60          Emerson Electric Co.                            3,066
          25          Molex, Inc.                                       675
          20    @     Power-One, Inc.                                   143
                                                               ------------
                                                                      4,570
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      ELECTRONICS: 0.0%
          30          Applera Corp. -- Applied Biosystems
                       Group                                   $        571
          33    @     Jabil Circuit, Inc.                               729
          20          PerkinElmer, Inc.                                 276
         120    @     Sanmina-SCI Corp.                                 757
         130    @     Solectron Corp.                                   486
          36          Symbol Technologies, Inc.                         468
          10          Tektronix, Inc.                                   216
          30    @     Thermo Electron Corp.                             631
           5          Thomas & Betts Corp.                               72
          35    @     Waters Corp.                                    1,020
                                                               ------------
                                                                      5,226
                                                               ------------
                      ENGINEERING & CONSTRUCTION: 0.0%
           7          Fluor Corp.                                       235
                                                               ------------
                                                                        235
                                                               ------------
                      ENTERTAINMENT: 0.0%
          16    @     International Game Technology                   1,637
                                                               ------------
                                                                      1,637
                                                               ------------
                      ENVIRONMENTAL CONTROL: 0.0%
          50    @     Allied Waste Industries, Inc.                     503
          88          Waste Management, Inc.                          2,120
                                                               ------------
                                                                      2,623
                                                               ------------
                      FOOD: 0.1%
          50          Albertson's, Inc.                                 960
         102          Archer-Daniels-Midland Co.                      1,313
          60          Campbell Soup Co.                               1,470
          86          ConAgra Foods, Inc.                             2,030
          55          General Mills, Inc.                             2,608
          20          Hershey Foods Corp.                             1,393
          90          HJ Heinz Co.                                    2,968
          56          Kellogg Co.                                     1,925
         120    @     Kroger Co.                                      2,002
          19          McCormick & Co., Inc.                             517
          30    @     Safeway, Inc.                                     614
         120          Sara Lee Corp.                                  2,257
          10          Supervalu, Inc.                                   213
         102          Sysco Corp.                                     3,064
          20          Winn-Dixie Stores, Inc.                           246
          34          WM Wrigley Jr Co.                               1,912
                                                               ------------
                                                                     25,492
                                                               ------------
                      FOREST PRODUCTS & PAPER: 0.0%
          15          Boise Cascade Corp.                               359
          85          International Paper Co.                         3,037
          10          Louisiana-Pacific Corp.                           108
                                                               ------------
                                                                      3,504
                                                               ------------
                      GAS: 0.0%
          20          KeySpan Corp.                                     709
           4          Nicor, Inc.                                       148
           5          Peoples Energy Corp.                              214
          29          Sempra Energy                                     827
                                                               ------------
                                                                      1,898
                                                               ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES J    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      HAND/MACHINE TOOLS: 0.0%
          18          Black & Decker Corp.                     $        782
          10          Snap-On, Inc.                                     290
          15          Stanley Works                                     414
                                                               ------------
                                                                      1,486
                                                               ------------
                      HEALTHCARE -- PRODUCTS: 0.1%
           5          Bausch & Lomb, Inc.                               188
          40          Becton Dickinson & Co.                          1,554
          40          Biomet, Inc.                                    1,146
          57    @     Boston Scientific Corp.                         3,483
          16          CR Bard, Inc.                                   1,141
          74    @     Guidant Corp.                                   3,285
         445          Johnson & Johnson                              23,007
         180          Medtronic, Inc.                                 8,635
          22    @     St. Jude Medical, Inc.                          1,265
          33          Stryker Corp.                                   2,289
          33    @     Zimmer Holdings, Inc.                           1,487
                                                               ------------
                                                                     47,480
                                                               ------------
                      HEALTHCARE -- SERVICES: 0.0%
          38    @     Anthem, Inc.                                    2,932
          43    @     Humana, Inc.                                      649
           2    @     Manor Care, Inc.                                   50
         134          UnitedHealth Group, Inc.                        6,734
          36    @     WellPoint Health Networks                       3,035
                                                               ------------
                                                                     13,400
                                                               ------------
                      HOME BUILDERS: 0.0%
           7          Centex Corp.                                      545
           5          KB Home                                           310
           2          Pulte Homes, Inc.                                 123
                                                               ------------
                                                                        978
                                                               ------------
                      HOME FURNISHINGS: 0.0%
          30          Leggett & Platt, Inc.                             615
          15          Whirlpool Corp.                                   956
                                                               ------------
                                                                      1,571
                                                               ------------
                      HOUSEHOLD PRODUCTS/WARES: 0.0%
           3          Avery Dennison Corp.                              151
          35          Clorox Co.                                      1,493
          20          Fortune Brands, Inc.                            1,044
          10          Tupperware Corp.                                  144
                                                               ------------
                                                                      2,832
                                                               ------------
                      HOUSEWARES: 0.0%
          40          Newell Rubbermaid, Inc.                         1,120
                                                               ------------
                                                                      1,120
                                                               ------------
                      INSURANCE: 0.1%
          52    @@    ACE Ltd.                                        1,783
         105          Aflac, Inc.                                     3,229
         178          Allstate Corp.                                  6,346
          17          AMBAC Financial Group, Inc.                     1,126
         390          American Intl. Group                           21,520
          50          AON Corp.                                       1,204
          23          Chubb Corp.                                     1,380
          21          Cigna Corp.                                       986
           5          Cincinnati Financial Corp.                        185
          18          Hartford Financial Services Group, Inc.           906
          20          Jefferson-Pilot Corp.                             829
          40          John Hancock Financial Services, Inc.           1,229
          30          Lincoln National Corp.                          1,069
          30          Loews Corp.                                     1,419
          76          Marsh & McLennan Cos., Inc.                     3,881
          20          MBIA, Inc.                                        975
         116          Metlife, Inc.                                   3,285
          20          MGIC Investment Corp.                             933
          84          Principal Financial Group                       2,709
          59          Progressive Corp.                               4,313
         110          Prudential Financial, Inc.                      3,702

   Shares                                                         Value
---------------------------------------------------------------------------
          35          Safeco Corp.                             $      1,235
          20          Torchmark Corp.                                   745
         162    @     Travelers Property Casualty Corp.               2,555
          40          UnumProvident Corp.                               536
          19    @@    XL Capital Ltd.                                 1,577
                                                               ------------
                                                                     69,657
                                                               ------------
                      INTERNET: 0.0%
          62    @     eBay, Inc.                                      6,459
          36    @     Symantec Corp.                                  1,579
          89    @     Yahoo!, Inc.                                    2,916
                                                               ------------
                                                                     10,954
                                                               ------------
                      IRON/STEEL: 0.0%
          16          United States Steel Corp.                         262
                                                               ------------
                                                                        262
                                                               ------------
                      LEISURE TIME: 0.0%
          10          Brunswick Corp.                                   250
          52          Harley-Davidson, Inc.                           2,073
                                                               ------------
                                                                      2,323
                                                               ------------
                      LODGING: 0.0%
          20    @     Harrah's Entertainment, Inc.                      805
          61          Hilton Hotels Corp.                               780
          35          Marriott Intl., Inc.                            1,345
                                                               ------------
                                                                      2,930
                                                               ------------
                      MACHINERY -- CONSTRUCTION & MINING: 0.0%
          52          Caterpillar, Inc.                               2,894
                                                               ------------
                                                                      2,894
                                                               ------------
                      MACHINERY -- DIVERSIFIED: 0.0%
          55          Deere & Co.                                     2,514
          33          Dover Corp.                                       989
          40          Rockwell Automation, Inc.                         954
                                                               ------------
                                                                      4,457
                                                               ------------
                      MEDIA: 0.1%
         706    @     AOL Time Warner, Inc.                          11,360
         100    @     Clear Channel Communications, Inc.              4,239
         358    @     Comcast Corp.                                  10,804
          10          Dow Jones & Co., Inc.                             430
          38          Gannett Co., Inc.                               2,919
           7          Knight-Ridder, Inc.                               483
          35          McGraw-Hill Cos., Inc.                          2,170
           5          Meredith Corp.                                    220
          23          New York Times Co.                              1,047
          52          Tribune Co.                                     2,512
         280    @     Viacom, Inc.                                   12,225
         325          Walt Disney Co.                                 6,419
                                                               ------------
                                                                     54,828
                                                               ------------
                      METAL FABRICATE/HARDWARE: 0.0%
          10          Worthington Industries                            134
                                                               ------------
                                                                        134
                                                               ------------
                      MINING: 0.0%
          54    @     Alcoa, Inc.                                     1,377
          30          Freeport-McMoRan Copper & Gold, Inc.              735
          70          Newmont Mining Corp.                            2,272
           5          Phelps Dodge Corp.                                192
                                                               ------------
                                                                      4,576
                                                               ------------
                      MISCELLANEOUS MANUFACTURING: 0.2%
          56          3M Co.                                          7,223
          17          Cooper Industries Ltd.                            702
          10          Crane Co.                                         226
          20          Danaher Corp.                                   1,361
          82          Eastman Kodak Co.                               2,243

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES J    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      MISCELLANEOUS MANUFACTURING (CONTINUED)
          15          Eaton Corp.                              $      1,179
       2,448          General Electric Co.                           70,209
          52          Honeywell Intl., Inc.                           1,396
          40          Illinois Tool Works, Inc.                       2,634
          23    @@    Ingersoll-Rand Co.                              1,088
          16          ITT Industries, Inc.                            1,047
          10          Pall Corp.                                        225
          20          Textron, Inc.                                     780
         278    @@    Tyco Intl. Ltd.                                 5,276
                                                               ------------
                                                                     95,589
                                                               ------------
                      OFFICE/BUSINESS EQUIPMENT: 0.0%
          30          Pitney Bowes, Inc.                              1,152
         115    @     Xerox Corp.                                     1,218
                                                               ------------
                                                                      2,370
                                                               ------------
                      OIL & GAS SERVICES: 0.0%
           4    @     BJ Services Co.                                   149
          69          Halliburton Co.                                 1,587
                                                               ------------
                                                                      1,736
                                                               ------------
                      OIL & GAS: 0.1%
          16          Amerada Hess Corp.                                787
          48          Anadarko Petroleum Corp.                        2,135
          21          Apache Corp.                                    1,366
          34          Burlington Resources, Inc.                      1,838
         160          ChevronTexaco Corp.                            11,552
         105          ConocoPhillips                                  5,754
          35          Devon Energy Corp.                              1,869
          14          EOG Resources, Inc.                               586
       1,005          Exxon Mobil Corp.                              36,090
          16          Kerr-McGee Corp.                                  717
          87          Marathon Oil Corp.                              2,292
          23   @,@@   Nabors Industries Ltd.                            910
           5    @     Noble Corp.                                       172
         103          Occidental Petroleum Corp.                      3,456
           3          Rowan Cos., Inc.                                   67
          16          Sunoco, Inc.                                      604
          45          Transocean, Inc.                                  989
          53          Unocal Corp.                                    1,521
                                                               ------------
                                                                     72,705
                                                               ------------
                      PACKAGING & CONTAINERS: 0.0%
          15          Ball Corp.                                        682
           5          Bemis Co.                                         234
          40    @     Pactiv Corp.                                      788
          15    @     Sealed Air Corp.                                  715
                                                               ------------
                                                                      2,419
                                                               ------------
                      PHARMACEUTICALS: 0.2%
         233          Abbott Laboratories                            10,196
          10          Allergan, Inc.                                    771
         120          Bristol-Myers Squibb Co.                        3,258
          72          Cardinal Health, Inc.                           4,630
         173          Eli Lilly & Co.                                11,932
          71    @     Forest Laboratories, Inc.                       3,887
          51    @     King Pharmaceuticals, Inc.                        753
          40    @     Medimmune, Inc.                                 1,455
         456          Merck & Co., Inc.                              27,611
       1,205          Pfizer, Inc.                                   41,164
         224          Schering-Plough Corp.                           4,166
          20    @     Watson Pharmaceuticals, Inc.                      807
         200          Wyeth                                           9,110
                                                               ------------
                                                                    119,740
                                                               ------------
                      PIPELINES: 0.0%
          19          Kinder Morgan, Inc.                             1,038
          80          Williams Cos., Inc.                               632
                                                               ------------
                                                                      1,670
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      REITS: 0.0%
          61          Equity Office Properties Trust           $      1,648
          38          Equity Residential                                986
          25          Simon Property Group, Inc.                        976
                                                               ------------
                                                                      3,610
                                                               ------------
                      RETAIL: 0.1%
          50    @     Autonation, Inc.                                  786
           3    @     Autozone, Inc.                                    228
          51    @     Bed Bath & Beyond, Inc.                         1,979
          20    @     Best Buy Co., Inc.                                878
          10    @     Big Lots, Inc.                                    150
          70          Costco Wholesale Corp.                          2,562
          60          CVS Corp.                                       1,682
          30          Darden Restaurants, Inc.                          569
          10          Dillard's, Inc.                                   135
          88          Dollar General Corp.                            1,607
          25          Family Dollar Stores                              954
          51    @     Federated Department Stores                     1,879
         141          Gap, Inc.                                       2,645
         366          Home Depot, Inc.                               12,122
          42          JC Penney Co., Inc. Holding Co.                   708
          80          Limited Brands                                  1,240
         122          Lowe's Cos., Inc.                               5,240
          18          May Department Stores Co.                         401
         198          McDonald's Corp.                                4,368
          74    @     Office Depot, Inc.                              1,073
          23          RadioShack Corp.                                  605
          93    @     Staples, Inc.                                   1,706
          60    @     Starbucks Corp.                                 1,471
          86          TJX Cos., Inc.                                  1,620
          35    @     Toys R US, Inc.                                   424
         210          Walgreen Co.                                    6,321
         665          Wal-Mart Stores, Inc.                          35,691
          19          Wendy's Intl., Inc.                               550
          41    @     Yum! Brands, Inc.                               1,212
                                                               ------------
                                                                     90,806
                                                               ------------
                      SAVINGS & LOANS: 0.0%
          20          Golden West Financial Corp.                     1,600
         243          Washington Mutual, Inc.                        10,036
                                                               ------------
                                                                     11,636
                                                               ------------
                      SEMICONDUCTORS: 0.1%
          57    @     Altera Corp.                                      935
          55    @     Analog Devices, Inc.                            1,915
         248    @     Applied Materials, Inc.                         3,933
          71    @     Applied Micro Circuits Corp.                      429
         988          Intel Corp.                                    20,534
          14    @     Kla-Tencor Corp.                                  651
          50          Linear Technology Corp.                         1,610
          30    @     LSI Logic Corp.                                   212
          51          Maxim Integrated Products                       1,743
          20    @     Novellus Systems, Inc.                            732
          30    @     Nvidia Corp.                                      690
          16    @     QLogic Corp.                                      773
          55    @     Xilinx, Inc.                                    1,392
                                                               ------------
                                                                     35,549
                                                               ------------
                      SOFTWARE: 0.1%
          45          Adobe Systems, Inc.                             1,443
          20          Autodesk, Inc.                                    323
          90          Automatic Data Processing                       3,047
          55    @     BMC Software, Inc.                                898
          40    @     Citrix Systems, Inc.                              814
         147          Computer Associates Intl., Inc.                 3,275
          92    @     Compuware Corp.                                   531
          20    @     Electronic Arts, Inc.                           1,480
         109          First Data Corp.                                4,517
          25    @     Fiserv, Inc.                                      890

                 See Accompanying Notes to Financial Statements

ING
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FUND
SERIES J    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      SOFTWARE (CONTINUED)
          40          IMS Health, Inc.                         $        719
          45    @     Intuit, Inc.                                    2,004
          17    @     Mercury Interactive Corp.                         656
       2,164          Microsoft Corp.                                55,420
       1,359    @     Oracle Corp.                                   16,335
          20    @     Peoplesoft, Inc.                                  352
         100    @     Siebel Systems, Inc.                              954
         108    @     Veritas Software Corp.                          3,096
                                                               ------------
                                                                     96,754
                                                               ------------
                      TELECOMMUNICATIONS: 0.1%
          40          Alltel Corp.                                    1,929
          10    @     Andrew Corp.                                       92
          98          AT&T Corp.                                      1,886
         352    @     AT&T Wireless Services, Inc.                    2,890
         110    @     Avaya, Inc.                                       710
         330          BellSouth Corp.                                 8,788
          20          CenturyTel, Inc.                                  697
          80    @     Ciena Corp.                                       415
       1,071    @     Cisco Systems, Inc.                            17,875
          40    @     Citizens Communications Co.                       515
          40    @     Comverse Technology, Inc.                         601
         180          Corning, Inc.                                   1,330
         141          Motorola, Inc.                                  1,329
         227    @     Nextel Communications, Inc.                     4,104
         115    @     Qualcomm, Inc.                                  4,111
         582          SBC Communications, Inc.                       14,870
          28          Scientific-Atlanta, Inc.                          667
         167          Sprint Corp.-FON Group                          2,404
          60    @     Tellabs, Inc.                                     394
         605          Verizon Communications, Inc.                   23,867
                                                               ------------
                                                                     89,474
                                                               ------------
                      TEXTILES: 0.0%
          20          Cintas Corp.                                      708
                                                               ------------
                                                                        708
                                                               ------------
                      TOYS/GAMES/HOBBIES: 0.0%
          42          Hasbro, Inc.                                      734
         109          Mattel, Inc.                                    2,062
                                                               ------------
                                                                      2,796
                                                               ------------
                      TRANSPORTATION: 0.0%
          54          Burlington Northern Santa Fe Corp.              1,536
          15          CSX Corp.                                         451
          75          FedEx Corp.                                     4,652
          66          Norfolk Southern Corp.                          1,267
          18          Union Pacific Corp.                             1,044
         273          United Parcel Service, Inc.                    17,390
                                                               ------------
                                                                     26,340
                                                               ------------
                      TRUCKING & LEASING: 0.0%
           5          Ryder System, Inc.                                128
                                                               ------------
                                                                        128
                                                               ------------
                      Total Common Stocks
                       (Cost $1,360,168)                          1,439,750
                                                               ------------
 Principal
   Amount                                                         Value
---------------------------------------------------------------------------
NOTES/BONDS: 41.5%
                      SOVEREIGN: 41.5%
$  6,799,000          FICO Strip, Zero Coupon, due 09/26/05    $  6,539,033
   7,468,000          Israel Trust, Zero Coupon, due 05/15/05     7,247,126
  15,000,000          Israel Trust, Zero Coupon, due 11/15/05    14,375,730
                                                               ------------
                                                                 28,161,889
                                                               ------------
                      Total Notes/Bonds
                       (Cost $26,189,098)                        28,161,889
                                                               ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 41.7%
                      FEDERAL HOME LOAN MORTGAGE CORPORATION: 7.0%
   5,000,000          Zero Coupon, due 03/14/06                   4,752,805
                                                               ------------
                                                                  4,752,805
                                                               ------------
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION: 21.4%
  15,000,000          Zero Coupon, due 06/14/05                  14,560,620
                                                               ------------
                                                                 14,560,620
                                                               ------------
                      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 13.3%
   8,748,505          3.319%, due 02/16/19                        9,014,173
                                                               ------------
                                                                  9,014,173
                                                               ------------
                      Total U.S. Government Agency
                       Obligations
                       (Cost $26,584,731)                        28,327,598
                                                               ------------
U.S. TREASURY OBLIGATIONS: 14.2%
                      U.S. TREASURY STRIP: 14.2%
   9,950,000          Zero Coupon, due 08/15/05                   9,676,027
                                                               ------------
                                                                  9,676,027
                                                               ------------
                      Total U.S. Treasury Obligations
                       (Cost $9,339,888)                          9,676,027
                                                               ------------
SHORT-TERM INVESTMENT: 0.6%
                      REPURCHASE AGREEMENT: 0.6%
$    421,000          State Street Repurchase Agreement,
                       dated 06/30/03, 1.100% due 07/01/03,
                       $421,013 to be received upon
                       repurchase (Collateralized by $445,000
                       Federal Home Loan Bank, 1.690%, Market
                       Value $433,802, due 12/29/03)                421,000
                                                               ------------
                      Total Short-Term Investment
                       (Cost $421,000)                              421,000
                                                               ------------

              TOTAL INVESTMENTS IN SECURITIES
               (COST $63,894,885)*                     100.1%  $ 68,026,264
              OTHER ASSETS AND LIABILITIES-NET          (0.1)       (57,203)
                                                      -------  ------------
              NET ASSETS                               100.0%  $ 67,969,061
                                                      =======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

     Gross Unrealized Appreciation                                $4,142,211
     Gross Unrealized Depreciation                                   (10,832)
                                                                  ----------
     Net Unrealized Appreciation                                  $4,131,379
                                                                  ==========

                 See Accompanying Notes to Financial Statements

ING
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FUND
SERIES K    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
COMMON STOCKS: 0.8%
                      ADVERTISING: 0.0%
          30          Interpublic Group of Cos., Inc.          $        401
          15          Omnicom Group                                   1,076
                                                               ------------
                                                                      1,477
                                                               ------------
                      AEROSPACE/DEFENSE: 0.0%
          52          Boeing Co.                                      1,785
          15          General Dynamics Corp.                          1,088
          10          Goodrich Corp.                                    210
          40          Lockheed Martin Corp.                           1,903
           5          Northrop Grumman Corp.                            431
          11          Raytheon Co.                                      361
          13          Rockwell Collins, Inc.                            320
          31          United Technologies Corp.                       2,196
                                                               ------------
                                                                      8,294
                                                               ------------
                      AGRICULTURE: 0.0%
         139          Altria Group, Inc.                              6,316
          19          Monsanto Co.                                      411
          15          UST, Inc.                                         525
                                                               ------------
                                                                      7,252
                                                               ------------
                      AIRLINES: 0.0%
          50          Southwest Airlines Co.                            860
                                                               ------------
                                                                        860
                                                               ------------
                      APPAREL: 0.0%
           9    @     Jones Apparel Group, Inc.                         263
          10          Liz Claiborne, Inc.                               353
          20          Nike, Inc.                                      1,070
           5    @     Reebok Intl. Ltd.                                 168
          11          VF Corp.                                          375
                                                               ------------
                                                                      2,229
                                                               ------------
                      AUTO MANUFACTURERS: 0.0%
         206          Ford Motor Co.                                  2,264
          15          General Motors Corp.                              540
          12          Paccar, Inc.                                      811
                                                               ------------
                                                                      3,615
                                                               ------------
                      AUTO PARTS & EQUIPMENT: 0.0%
           5          Cooper Tire & Rubber Co.                           88
          10          Dana Corp.                                        116
          50          Delphi Corp.                                      432
           7          Johnson Controls, Inc.                            599
          10          Visteon Corp.                                      69
                                                               ------------
                                                                      1,304
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      BANKS: 0.1%
          25          AmSouth Bancorp                          $        546
         133          Bank of America Corp.                          10,511
          20          Bank of New York Co., Inc.                        575
          77          Bank One Corp.                                  2,863
          35          BB&T Corp.                                      1,201
          17          Charter One Financial, Inc.                       530
          13          Comerica, Inc.                                    605
          10          First Tennessee National Corp.                    439
          69          FleetBoston Financial Corp.                     2,050
          21          Huntington Bancshares, Inc.                       410
          30          Keycorp                                           758
          15          Marshall & Ilsley Corp.                           459
          27          Mellon Financial Corp.                            749
          67          National City Corp.                             2,192
           5          North Fork Bancorporation, Inc.                   170
           8          PNC Financial Services Group, Inc.                390
          15          Regions Financial Corp.                           507
          25          SouthTrust Corp.                                  680
          25          State Street Corp.                                985
          20          SunTrust Banks, Inc.                            1,187
          15          Union Planters Corp.                              465
         169          US Bancorp                                      4,141
         122          Wachovia Corp.                                  4,875
         112          Wells Fargo & Co.                               5,645
           7          Zions Bancorporation                              354
                                                               ------------
                                                                     43,287
                                                               ------------
                      BEVERAGES: 0.0%
          57          Anheuser-Busch Cos., Inc.                       2,910
           5          Brown-Forman Corp.                                393
         163          Coca-Cola Co.                                   7,565
          29          Coca-Cola Enterprises, Inc.                       526
          21          Pepsi Bottling Group, Inc.                        420
         113          PepsiCo, Inc.                                   5,029
                                                               ------------
                                                                     16,843
                                                               ------------
                      BIOTECHNOLOGY: 0.0%
          85    @     Amgen, Inc.                                     5,647
          10    @     Biogen, Inc.                                      380
          16    @     Chiron Corp.                                      700
          13    @     Genzyme Corp.                                     543
                                                               ------------
                                                                      7,270
                                                               ------------
                      BUILDING MATERIALS: 0.0%
           5    @     American Standard Cos., Inc.                      370
          31          Masco Corp.                                       739
           5          Vulcan Materials Co.                              185
                                                               ------------
                                                                      1,294
                                                               ------------
                      CHEMICALS: 0.0%
          15          Air Products & Chemicals, Inc.                    624
          67          Dow Chemical Co.                                2,074
          74          Du Pont EI de Nemours & Co.                     3,081
          10          Eastman Chemical Co.                              317
          20          Ecolab, Inc.                                      512
           9          Engelhard Corp.                                   223
           3          Great Lakes Chemical Corp.                         61
          10          Hercules, Inc.                                     99
          10          International Flavors & Fragrances,
                       Inc.                                             319
          15          PPG Industries, Inc.                              761
          13          Praxair, Inc.                                     781
          17          Rohm & Haas Co.                                   528
          15          Sherwin-Williams Co.                              403
           5          Sigma-Aldrich Corp.                               271
                                                               ------------
                                                                     10,054
                                                               ------------
                      COMMERCIAL SERVICES: 0.0%
          12    @     Apollo Group, Inc.                                741
          26    @     Cendant Corp.                                     476
          34    @     Concord EFS, Inc.                                 500
          11    @     Convergys Corp.                                   176
           5          Deluxe Corp.                                      224
          10          Equifax, Inc.                                     260
          13          H&R Block, Inc.                                   562
          20          McKesson Corp.                                    715
          10          Moody's Corp.                                     527
          24          Paychex, Inc.                                     703
          10    @     Quintiles Transnational Corp.                     142
          10    @     Robert Half Intl., Inc.                           189
           3          RR Donnelley & Sons Co.                            78
                                                               ------------
                                                                      5,293
                                                               ------------
                      COMPUTERS: 0.0%
          30    @     Apple Computer, Inc.                              574
          15    @     Computer Sciences Corp.                           572
         287    @     Dell Computer Corp.                             9,173
          12          Electronic Data Systems Corp.                     257
         198    @     EMC Corp.-Mass                                  2,073
         204          Hewlett-Packard Co.                             4,345
         112          International Business Machines Corp.           9,240
          15    @     Lexmark Intl., Inc.                             1,062

                 See Accompanying Notes to Financial Statements

ING
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FUND
SERIES K    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      COMPUTERS (CONTINUED)
          22    @     Network Appliance, Inc.                  $        357
         212    @     Sun Microsystems, Inc.                            975
          20    @     Sungard Data Systems, Inc.                        518
          20    @     Unisys Corp.                                      246
                                                               ------------
                                                                     29,392
                                                               ------------
                      COSMETICS/PERSONAL CARE: 0.0%
           3          Alberto-Culver Co.                                153
           7          Avon Products, Inc.                               435
          47          Colgate-Palmolive Co.                           2,724
         116          Gillette Co.                                    3,696
          35          Kimberly-Clark Corp.                            1,825
         144          Procter & Gamble Co.                           12,842
                                                               ------------
                                                                     21,675
                                                               ------------
                      DISTRIBUTION/WHOLESALE: 0.0%
           4          Genuine Parts Co.                                 128
                                                               ------------
                                                                        128
                                                               ------------
                      DIVERSIFIED FINANCIAL SERVICES: 0.1%
          88          American Express Co.                            3,679
          12          Bear Stearns Cos., Inc.                           869
          21          Capital One Financial Corp.                     1,033
          36          Charles Schwab Corp.                              363
         339          Citigroup, Inc.                                14,509
          14          Countrywide Financial Corp.                       974
         111          Fannie Mae                                      7,486
           6          Federated Investors, Inc.                         165
          16          Franklin Resources, Inc.                          625
          62          Freddie Mac                                     3,148
          32          Goldman Sachs Group, Inc.                       2,680
         133          JP Morgan Chase & Co.                           4,546
          28          Lehman Brothers Holdings, Inc.                  1,861
         113          MBNA Corp.                                      2,355
          83          Merrill Lynch & Co., Inc.                       3,874
          72          Morgan Stanley                                  3,078
          30    @     Providian Financial Corp.                         278
          33          SLM Corp.                                       1,293
           8          T Rowe Price Group, Inc.                          302
                                                               ------------
                                                                     53,118
                                                               ------------
                      ELECTRIC: 0.0%
          39          AES Corp.                                         248
          10          Allegheny Energy, Inc.                             85
          10          Ameren Corp.                                      441
          24          American Electric Power Co., Inc.                 716
          30          Centerpoint Energy, Inc.                          245
          20          Cinergy Corp.                                     736
          15          Consolidated Edison, Inc.                         649
          15          Constellation Energy Group, Inc.                  515
          20          Dominion Resources, Inc.                        1,285
          12          DTE Energy Co.                                    464
          58          Duke Energy Corp.                               1,157
          22    @     Edison Intl.                                      361
          15          Entergy Corp.                                     792
          36          Exelon Corp.                                    2,153
          20          FirstEnergy Corp.                                 769
          16          FPL Group, Inc.                                 1,070
          20          NiSource, Inc.                                    380
          30    @     PG&E Corp.                                        635
          19          PPL Corp.                                         817
          17          Progress Energy, Inc.                             746
          16          Public Service Enterprise Group, Inc.             676
          51          Southern Co.                                    1,589
          20          TXU Corp.                                         449
          24          Xcel Energy, Inc.                                 361
                                                               ------------
                                                                     17,339
                                                               ------------
                      ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
          19    @     American Power Conversion                         296
          26          Emerson Electric Co.                            1,329
          15          Molex, Inc.                                       405
                                                               ------------
                                                                      2,030
                                                               ------------
                      ELECTRONICS: 0.0%
          20          Applera Corp. -- Applied Biosystems
                       Group                                            381
          13    @     Jabil Circuit, Inc.                               287
          40    @     Sanmina-SCI Corp.                                 252
          58    @     Solectron Corp.                                   217
          17          Symbol Technologies, Inc.                         221
          10          Tektronix, Inc.                                   216
          10    @     Thermo Electron Corp.                             210
           5          Thomas & Betts Corp.                               72
          15    @     Waters Corp.                                      437
                                                               ------------
                                                                      2,293
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      ENGINEERING & CONSTRUCTION: 0.0%
           8          Fluor Corp.                              $        269
                                                               ------------
                                                                        269
                                                               ------------
                      ENTERTAINMENT: 0.0%
           7    @     International Game Technology                     716
                                                               ------------
                                                                        716
                                                               ------------
                      ENVIRONMENTAL CONTROL: 0.0%
          20    @     Allied Waste Industries, Inc.                     201
          38          Waste Management, Inc.                            915
                                                               ------------
                                                                      1,116
                                                               ------------
                      FOOD: 0.0%
          30          Albertson's, Inc.                                 576
          42          Archer-Daniels-Midland Co.                        541
          30          Campbell Soup Co.                                 735
          36          ConAgra Foods, Inc.                               850
          25          General Mills, Inc.                             1,185
          10          Hershey Foods Corp.                               697
          41          HJ Heinz Co.                                    1,352
          27          Kellogg Co.                                       928
          51    @     Kroger Co.                                        851
           9          McCormick & Co., Inc.                             245
          12    @     Safeway, Inc.                                     246
          56          Sara Lee Corp.                                  1,053
          10          Supervalu, Inc.                                   213
          43          Sysco Corp.                                     1,292
          10          Winn-Dixie Stores, Inc.                           123
          14          WM Wrigley Jr Co.                                 787
                                                               ------------
                                                                     11,674
                                                               ------------
                      FOREST PRODUCTS & PAPER: 0.0%
           5          Boise Cascade Corp.                               120
          35          International Paper Co.                         1,251
          10          Louisiana-Pacific Corp.                           108
           6          MeadWestvaco Corp.                                148
                                                               ------------
                                                                      1,627
                                                               ------------
                      GAS: 0.0%
          10          KeySpan Corp.                                     355
           4          Nicor, Inc.                                       148
           5          Peoples Energy Corp.                              214
          14          Sempra Energy                                     399
                                                               ------------
                                                                      1,116
                                                               ------------
                      HAND/MACHINE TOOLS: 0.0%
          10          Black & Decker Corp.                              435
           5          Snap-On, Inc.                                     145
           5          Stanley Works                                     138
                                                               ------------
                                                                        718
                                                               ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES K    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      HEALTHCARE -- PRODUCTS: 0.0%
           5          Bausch & Lomb, Inc.                      $        188
          20          Becton Dickinson & Co.                            777
          20          Biomet, Inc.                                      573
          27    @     Boston Scientific Corp.                         1,650
           6          CR Bard, Inc.                                     428
          35    @     Guidant Corp.                                   1,554
         197          Johnson & Johnson                              10,185
          81          Medtronic, Inc.                                 3,886
          12    @     St. Jude Medical, Inc.                            690
          13          Stryker Corp.                                     902
          13    @     Zimmer Holdings, Inc.                             586
                                                               ------------
                                                                     21,419
                                                               ------------
                      HEALTHCARE -- SERVICES: 0.0%
          14          Aetna, Inc.                                       843
          18    @     Anthem, Inc.                                    1,389
          13    @     Humana, Inc.                                      196
           2    @     Manor Care, Inc.                                   50
          56          UnitedHealth Group, Inc.                        2,814
          18    @     WellPoint Health Networks                       1,517
                                                               ------------
                                                                      6,809
                                                               ------------
                      HOME BUILDERS: 0.0%
           5          Centex Corp.                                      389
           4          KB Home                                           248
           2          Pulte Homes, Inc.                                 123
                                                               ------------
                                                                        760
                                                               ------------
                      HOME FURNISHINGS: 0.0%
          20          Leggett & Platt, Inc.                             410
           5          Whirlpool Corp.                                   319
                                                               ------------
                                                                        729
                                                               ------------
                      HOUSEHOLD PRODUCTS/WARES: 0.0%
           3          Avery Dennison Corp.                              151
          15          Clorox Co.                                        640
          10          Fortune Brands, Inc.                              522
                                                               ------------
                                                                      1,313
                                                               ------------
                      HOUSEWARES: 0.0%
          20          Newell Rubbermaid, Inc.                           560
                                                               ------------
                                                                        560
                                                               ------------
                      INSURANCE: 0.0%
          22    @@    ACE Ltd.                                          754
          45          Aflac, Inc.                                     1,384
          79          Allstate Corp.                                  2,816
           7          AMBAC Financial Group, Inc.                       464
         171          American Intl. Group                            9,436
          20          AON Corp.                                         482
          12          Chubb Corp.                                       720
          11          Cigna Corp.                                       516
           5          Cincinnati Financial Corp.                        185
           8          Hartford Financial Services Group, Inc.           403
          10          Jefferson-Pilot Corp.                             415
          20          John Hancock Financial Services, Inc.             615
          11          Lincoln National Corp.                            392
          12          Loews Corp.                                       567
          36          Marsh & McLennan Cos., Inc.                     1,839
          10          MBIA, Inc.                                        488
          51          Metlife, Inc.                                   1,444
           7          MGIC Investment Corp.                             326
          34          Principal Financial Group                       1,097
          24          Progressive Corp.                               1,754
          50          Prudential Financial, Inc.                      1,683
          15          Safeco Corp.                                      529
          10          Torchmark Corp.                                   373
          66    @     Travelers Property Casualty Corp.               1,041
           8          UnumProvident Corp.                               107
           9    @@    XL Capital Ltd.                                   747
                                                               ------------
                                                                     30,577
                                                               ------------
                      INTERNET: 0.0%
          29    @     eBay, Inc.                                      3,021
          16    @     Symantec Corp.                                    702
          39    @     Yahoo!, Inc.                                    1,278
                                                               ------------
                                                                      5,001
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      IRON/STEEL: 0.0%
           6          United States Steel Corp.                $         98
                                                               ------------
                                                                         98
                                                               ------------
                      LEISURE TIME: 0.0%
          10          Brunswick Corp.                                   250
          22          Harley-Davidson, Inc.                             877
                                                               ------------
                                                                      1,127
                                                               ------------
                      LODGING: 0.0%
          10    @     Harrah's Entertainment, Inc.                      402
          27          Hilton Hotels Corp.                               345
          16          Marriott Intl., Inc.                              615
                                                               ------------
                                                                      1,362
                                                               ------------
                      MACHINERY -- CONSTRUCTION & MINING: 0.0%
          22          Caterpillar, Inc.                               1,225
                                                               ------------
                                                                      1,225
                                                               ------------
                      MACHINERY -- DIVERSIFIED: 0.0%
          25          Deere & Co.                                     1,143
          13          Dover Corp.                                       389
          20          Rockwell Automation, Inc.                         477
                                                               ------------
                                                                      2,009
                                                               ------------
                      MEDIA: 0.0%
         309    @     AOL Time Warner, Inc.                           4,972
          40    @     Clear Channel Communications, Inc.              1,696
         159    @     Comcast Corp.                                   4,799
           5          Dow Jones & Co., Inc.                             215
          18          Gannett Co., Inc.                               1,383
           7          Knight-Ridder, Inc.                               483
          15          McGraw-Hill Cos., Inc.                            930
           5          Meredith Corp.                                    220
          10          New York Times Co.                                455
          22          Tribune Co.                                     1,063
         122    @     Viacom, Inc.                                    5,327
         136          Walt Disney Co.                                 2,686
                                                               ------------
                                                                     24,229
                                                               ------------
                      MINING: 0.0%
          24          Alcoa, Inc.                                       612
          10    @     Freeport-McMoRan Copper & Gold, Inc.              245
          30          Newmont Mining Corp.                              974
           5    @     Phelps Dodge Corp.                                192
                                                               ------------
                                                                      2,023
                                                               ------------
                      MISCELLANEOUS MANUFACTURING: 0.1%
          26          3M Co.                                          3,353
           6          Cooper Industries Ltd.                            248
          10          Danaher Corp.                                     681
          34          Eastman Kodak Co.                                 930
           5          Eaton Corp.                                       393
       1,083          General Electric Co.                           31,060
          23          Honeywell Intl., Inc.                             618
          20          Illinois Tool Works, Inc.                       1,317

                 See Accompanying Notes to Financial Statements

ING
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FUND
SERIES K    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      MISCELLANEOUS MANUFACTURING (CONTINUED)
          13    @@    Ingersoll-Rand Co.                       $        615
           6          ITT Industries, Inc.                              393
           3          Pall Corp.                                         68
          10          Textron, Inc.                                     390
         130    @@    Tyco Intl. Ltd.                                 2,467
                                                               ------------
                                                                     42,533
                                                               ------------
                      OFFICE/BUSINESS EQUIPMENT: 0.0%
          15          Pitney Bowes, Inc.                                576
          49    @     Xerox Corp.                                       519
                                                               ------------
                                                                      1,095
                                                               ------------
                      OIL & GAS SERVICES: 0.0%
           4    @     BJ Services Co.                                   149
          30          Halliburton Co.                                   690
                                                               ------------
                                                                        839
                                                               ------------
                      OIL & GAS: 0.1%
           6          Amerada Hess Corp.                                295
          23          Anadarko Petroleum Corp.                        1,023
          11          Apache Corp.                                      716
          14          Burlington Resources, Inc.                        757
          71          ChevronTexaco Corp.                             5,126
          45          ConocoPhillips                                  2,466
          15          Devon Energy Corp.                                801
           8          EOG Resources, Inc.                               335
         443          Exxon Mobil Corp.                              15,908
           6          Kerr-McGee Corp.                                  269
          38          Marathon Oil Corp.                              1,001
          13   @,@@   Nabors Industries Ltd.                            514
           5    @     Noble Corp.                                       172
          41          Occidental Petroleum Corp.                      1,376
           3          Rowan Cos., Inc.                                   67
           7          Sunoco, Inc.                                      264
          25          Transocean, Inc.                                  549
          23          Unocal Corp.                                      660
                                                               ------------
                                                                     32,299
                                                               ------------
                      PACKAGING & CONTAINERS: 0.0%
           5          Ball Corp.                                        228
           5          Bemis Co.                                         234
          18    @     Pactiv Corp.                                      355
           8    @     Sealed Air Corp.                                  381
                                                               ------------
                                                                      1,198
                                                               ------------
                      PHARMACEUTICALS: 0.1%
         104          Abbott Laboratories                             4,551
           3          Allergan, Inc.                                    231
          50          Bristol-Myers Squibb Co.                        1,358
          30          Cardinal Health, Inc.                           1,929
          73          Eli Lilly & Co.                                 5,035
          32    @     Forest Laboratories, Inc.                       1,752
          21    @     King Pharmaceuticals, Inc.                        310
          20    @     Medimmune, Inc.                                   727
         201          Merck & Co., Inc.                              12,171
         529          Pfizer, Inc.                                   18,065
          99          Schering-Plough Corp.                           1,841
          10    @     Watson Pharmaceuticals, Inc.                      404
          86          Wyeth                                           3,917
                                                               ------------
                                                                     52,291
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      PIPELINES: 0.0%
           9          Kinder Morgan, Inc.                      $        492
          40          Williams Cos., Inc.                               316
                                                               ------------
                                                                        808
                                                               ------------
                      REITS: 0.0%
          26          Equity Office Properties Trust                    702
          18          Equity Residential                                467
          15          Simon Property Group, Inc.                        585
                                                               ------------
                                                                      1,754
                                                               ------------
                      RETAIL: 0.1%
          20    @     Autonation, Inc.                                  314
           3    @     Autozone, Inc.                                    228
          22    @     Bed Bath & Beyond, Inc.                           854
           8    @     Best Buy Co., Inc.                                351
          10    @     Big Lots, Inc.                                    150
          30          Costco Wholesale Corp.                          1,098
          30          CVS Corp.                                         841
          10          Darden Restaurants, Inc.                          190
          39          Dollar General Corp.                              712
          15          Family Dollar Stores                              572
          21    @     Federated Department Stores                       774
          61          Gap, Inc.                                       1,144
         161          Home Depot, Inc.                                5,332
          23          JC Penney Co., Inc. Holding Co.                   388
          40          Limited Brands                                    620
          53          Lowe's Cos., Inc.                               2,276
           8          May Department Stores Co.                         178
          89          McDonald's Corp.                                1,963
          22    @     Office Depot, Inc.                                319
          13          RadioShack Corp.                                  342
          42    @     Staples, Inc.                                     771
          30    @     Starbucks Corp.                                   736
          37          TJX Cos., Inc.                                    697
          15    @     Toys R US, Inc.                                   182
          92          Walgreen Co.                                    2,769
         291          Wal-Mart Stores, Inc.                          15,618
           9          Wendy's Intl., Inc.                               261
          21    @     Yum! Brands, Inc.                                 621
                                                               ------------
                                                                     40,301
                                                               ------------
                      SAVINGS & LOANS: 0.0%
          10          Golden West Financial Corp.                       800
         105          Washington Mutual, Inc.                         4,337
                                                               ------------
                                                                      5,137
                                                               ------------
                      SEMICONDUCTORS: 0.0%
          27    @     Altera Corp.                                      443
          24    @     Analog Devices, Inc.                              836
         110    @     Applied Materials, Inc.                         1,745
          31    @     Applied Micro Circuits Corp.                      188
         438          Intel Corp.                                     9,103
           4    @     Kla-Tencor Corp.                                  186
          20          Linear Technology Corp.                           644
          30    @     LSI Logic Corp.                                   212
          21          Maxim Integrated Products                         718
          10    @     Novellus Systems, Inc.                            366
          10    @     Nvidia Corp.                                      230
           6    @     QLogic Corp.                                      290
          25    @     Xilinx, Inc.                                      633
                                                               ------------
                                                                     15,594
                                                               ------------
                      SOFTWARE: 0.1%
          21          Adobe Systems, Inc.                               673
          40          Automatic Data Processing                       1,354
          15    @     BMC Software, Inc.                                245
          18    @     Citrix Systems, Inc.                              366
          63          Computer Associates Intl., Inc.                 1,403
          34    @     Compuware Corp.                                   196
          10    @     Electronic Arts, Inc.                             740
          49          First Data Corp.                                2,031
          15    @     Fiserv, Inc.                                      534
          20          IMS Health, Inc.                                  360
          23    @     Intuit, Inc.                                    1,024

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES K    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      SOFTWARE (CONTINUED)
           7    @     Mercury Interactive Corp.                $        270
         960          Microsoft Corp.                                24,585
         595    @     Oracle Corp.                                    7,152
           8    @     Peoplesoft, Inc.                                  141
          50    @     Siebel Systems, Inc.                              477
          47    @     Veritas Software Corp.                          1,347
                                                               ------------
                                                                     42,898
                                                               ------------
                      TELECOMMUNICATIONS: 0.1%
          20          Alltel Corp.                                      964
          10    @     Andrew Corp.                                       92
          44          AT&T Corp.                                        847
         174    @     AT&T Wireless Services, Inc.                    1,429
          40    @     Avaya, Inc.                                       258
         146          BellSouth Corp.                                 3,888
          10          CenturyTel, Inc.                                  348
          40    @     Ciena Corp.                                       207
         468    @     Cisco Systems, Inc.                             7,811
          20    @     Citizens Communications Co.                       258
          20    @     Comverse Technology, Inc.                         300
          79          Corning, Inc.                                     584
          61          Motorola, Inc.                                    575
         105    @     Nextel Communications, Inc.                     1,898
          55    @     Qualcomm, Inc.                                  1,966
         258          SBC Communications, Inc.                        6,592
          18          Scientific-Atlanta, Inc.                          429
          71          Sprint Corp.-FON Group                          1,022
          10    @     Tellabs, Inc.                                      65
         268          Verizon Communications, Inc.                   10,572
                                                               ------------
                                                                     40,105
                                                               ------------
                      TEXTILES: 0.0%
          10          Cintas Corp.                                      354
                                                               ------------
                                                                        354
                                                               ------------
                      TOYS/GAMES/HOBBIES: 0.0%
          12          Hasbro, Inc.                                      210
          49          Mattel, Inc.                                      927
                                                               ------------
                                                                      1,137
                                                               ------------
                      TRANSPORTATION: 0.0%
          24          Burlington Northern Santa Fe Corp.                682
           5          CSX Corp.                                         150
          32          FedEx Corp.                                     1,985
          26          Norfolk Southern Corp.                            499
           7          Union Pacific Corp.                               406
         121          United Parcel Service, Inc.                     7,707
                                                               ------------
                                                                     11,429
                                                               ------------
                      TRUCKING & LEASING: 0.0%
           5          Ryder System, Inc.                                128
                                                               ------------
                                                                        128
                                                               ------------
                      Total Common Stocks
                       (Cost $594,071)                              641,424
                                                               ------------
 Principal
   Amount                                                         Value
---------------------------------------------------------------------------
NOTES/BONDS: 29.3%
                      SOVEREIGN: 29.3%
$ 10,510,000          FICO Strip, Zero Coupon, due 05/11/05    $ 10,202,341
   1,390,000          Israel Trust, Zero Coupon, due 11/15/05     1,332,151

 Principal
   Amount                                                         Value
---------------------------------------------------------------------------
$ 10,000,000          Israel Trust, Zero Coupon, due 11/15/05  $  9,583,820
   2,000,000          Turkey Trust, Zero Coupon, due 11/15/05     1,916,764
                                                               ------------
                                                                 23,035,076
                                                               ------------
                      Total Notes/Bonds
                       (Cost $22,045,847)                        23,035,076
                                                               ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 43.9%
                      FEDERAL HOME LOAN MORTGAGE CORPORATION: 12.1%
  10,000,000          Zero Coupon, due 03/14/06                   9,505,610
                                                               ------------
                                                                  9,505,610
                                                               ------------
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION -- STRIP: 7.4%
   6,050,000          Zero Coupon, due 01/15/06                   5,778,748
                                                               ------------
                                                                  5,778,748
                                                               ------------
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION: 24.4%
  20,000,000          Zero Coupon, due 12/13/05                  19,156,500
                                                               ------------
                                                                 19,156,500
                                                               ------------
                      Total U.S. Government Agency
                       Obligations
                       (Cost $31,778,824)                        34,440,858
                                                               ------------
U.S. TREASURY OBLIGATIONS: 25.0%
                      U.S. TREASURY STRIP: 25.0%
                      20,250,000 Zero Coupon, due 11/15/04       19,590,781
                                                               ------------
                                                                 19,590,781
                                                               ------------
                      Total U.S. Treasury Obligations
                       (Cost $18,886,018)                        19,590,781
                                                               ------------
SHORT-TERM INVESTMENT: 0.5%
                      REPURCHASE AGREEMENT: 0.5%
     386,000          State Street Repurchase Agreement,
                       dated 06/30/03, 1.100% due 07/01/03,
                       $386,012 to be received upon
                       repurchase (Collateralized by $395,000
                       Federal Home Loan Bank, 1.500%, Market
                       Value $396,954, due 05/13/05)                386,000
                                                               ------------
                      Total Short-Term Investment
                       (Cost $386,000)                              386,000
                                                               ------------

              TOTAL INVESTMENTS IN SECURITIES
               (COST $73,690,760)*                      99.5%    78,094,139
              OTHER ASSETS AND LIABILITIES-NET           0.5        400,197
                                                       ------  ------------
              NET ASSETS                               100.0%    78,494,336
                                                       ======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

     Gross Unrealized Appreciation                                 4,411,693
     Gross Unrealized Depreciation                                    (8,314)
                                                                  ----------
     Net Unrealized Appreciation                                   4,403,379
                                                                  ==========

                 See Accompanying Notes to Financial Statements

ING
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FUND
SERIES L    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                                            Value
----------------------------------------------------------------------------
COMMON STOCKS: 4.4%
                     ADVERTISING: 0.0%
        170          Interpublic Group of Cos., Inc.             $     2,275
         60          Omnicom Group                                     4,302
                                                                 -----------
                                                                       6,577
                                                                 -----------
                     AEROSPACE/DEFENSE: 0.1%
        280          Boeing Co.                                        9,610
         60          General Dynamics Corp.                            4,350
         30          Goodrich Corp.                                      630
        200          Lockheed Martin Corp.                             9,514
         22          Northrop Grumman Corp.                            1,898
         50          Raytheon Co.                                      1,642
         70          Rockwell Collins, Inc.                            1,724
        150          United Technologies Corp.                        10,625
                                                                 -----------
                                                                      39,993
                                                                 -----------
                     AGRICULTURE: 0.1%
        700          Altria Group, Inc.                               31,808
        110          Monsanto Co.                                      2,380
         70          UST, Inc.                                         2,452
                                                                 -----------
                                                                      36,640
                                                                 -----------
                     AIRLINES: 0.0%
        250          Southwest Airlines Co.                            4,300
                                                                 -----------
                                                                       4,300
                                                                 -----------
                     APPAREL: 0.0%
         60    @     Jones Apparel Group, Inc.                         1,756
         60          Liz Claiborne, Inc.                               2,115
        100          Nike, Inc.                                        5,349
         20    @     Reebok Intl. Ltd.                                   673
         60          VF Corp.                                          2,043
                                                                 -----------
                                                                      11,936
                                                                 -----------
                     AUTO MANUFACTURERS: 0.0%
      1,110          Ford Motor Co.                                   12,199
         80          General Motors Corp.                              2,880
         50          Paccar, Inc.                                      3,378
                                                                 -----------
                                                                      18,457
                                                                 -----------
                     AUTO PARTS & EQUIPMENT: 0.0%
         30          Cooper Tire & Rubber Co.                            528
         50          Dana Corp.                                          578
        210          Delphi Corp.                                      1,812
         30          Johnson Controls, Inc.                            2,568
         40          Visteon Corp.                                       275
                                                                 -----------
                                                                       5,761
                                                                 -----------

  Shares                                                            Value
----------------------------------------------------------------------------
                     BANKS: 0.3%
        130          AmSouth Bancorp                             $     2,839
        670          Bank of America Corp.                            52,950
        100          Bank of New York Co., Inc.                        2,875
        380          Bank One Corp.                                   14,128
        170          BB&T Corp.                                        5,831
         94          Charter One Financial, Inc.                       2,931
         70          Comerica, Inc.                                    3,255
         50          First Tennessee National Corp.                    2,196
        380          FleetBoston Financial Corp.                      11,290
         70          Huntington Bancshares, Inc.                       1,366
        160          Keycorp                                           4,043
         80          Marshall & Ilsley Corp.                           2,446
        140          Mellon Financial Corp.                            3,885
        340          National City Corp.                              11,121
         20          North Fork Bancorporation, Inc.                     681
         40          PNC Financial Services Group, Inc.                1,952
         80          Regions Financial Corp.                           2,702
        130          SouthTrust Corp.                                  3,536
        130          State Street Corp.                                5,122
         90          SunTrust Banks, Inc.                              5,341
         80          Union Planters Corp.                              2,482
        850          US Bancorp                                       20,825
        610          Wachovia Corp.                                   24,376
        560          Wells Fargo & Co.                                28,224
         30          Zions Bancorporation                              1,518
                                                                 -----------
                                                                     217,915
                                                                 -----------
                     BEVERAGES: 0.1%
        280          Anheuser-Busch Cos., Inc.                        14,294
         20          Brown-Forman Corp.                                1,572
        840          Coca-Cola Co.                                    38,984
        190          Coca-Cola Enterprises, Inc.                       3,449
         20          Coors (Adolph)                                      980
        130          Pepsi Bottling Group, Inc.                        2,603
        590          PepsiCo, Inc.                                    26,255
                                                                 -----------
                                                                      88,137
                                                                 -----------
                     BIOTECHNOLOGY: 0.0%
        422    @     Amgen, Inc.                                      28,038
         50    @     Biogen, Inc.                                      1,900
         80    @     Chiron Corp.                                      3,498
         70    @     Genzyme Corp.                                     2,926
                                                                 -----------
                                                                      36,362
                                                                 -----------
                     BUILDING MATERIALS: 0.0%
         30    @     American Standard Cos., Inc.                      2,218
        160          Masco Corp.                                       3,816
         20          Vulcan Materials Co.                                741
                                                                 -----------
                                                                       6,775
                                                                 -----------
                     CHEMICALS: 0.1%
         90          Air Products & Chemicals, Inc.                    3,744
        340          Dow Chemical Co.                                 10,526
        370          Du Pont EI de Nemours & Co.                      15,407
         30          Eastman Chemical Co.                                950
        100          Ecolab, Inc.                                      2,560
         50          Engelhard Corp.                                   1,239
         20          Great Lakes Chemical Corp.                          408
         50          Hercules, Inc.                                      495
         40          International Flavors & Fragrances, Inc.          1,277
         70          PPG Industries, Inc.                              3,552
         50          Praxair, Inc.                                     3,005
         80          Rohm & Haas Co.                                   2,482
         60          Sherwin-Williams Co.                              1,613
         30          Sigma-Aldrich Corp.                               1,625
                                                                 -----------
                                                                      48,883
                                                                 -----------
                     COMMERCIAL SERVICES: 0.0%
         60    @     Apollo Group, Inc.                                3,706
        130    @     Cendant Corp.                                     2,382
        170    @     Concord EFS, Inc.                                 2,502
         70    @     Convergys Corp.                                   1,120
         10          Deluxe Corp.                                        448
         50          Equifax, Inc.                                     1,300
         70          H&R Block, Inc.                                   3,028
        110          McKesson Corp.                                    3,931
         50          Moody's Corp.                                     2,636
        120          Paychex, Inc.                                     3,517
         50    @     Quintiles Transnational Corp.                       710
         20    @     Robert Half Intl., Inc.                             379
         40          RR Donnelley & Sons Co.                           1,046
                                                                 -----------
                                                                      26,705
                                                                 -----------
                     COMPUTERS: 0.2%
        130    @     Apple Computer, Inc.                              2,486
         60    @     Computer Sciences Corp.                           2,287
      1,470    @     Dell Computer Corp.                              46,981
         60          Electronic Data Systems Corp.                     1,287
      1,000    @     EMC Corp.-Mass                                   10,470
      1,021          Hewlett-Packard Co.                              21,747
        560          International Business Machines Corp.            46,200
         80    @     Lexmark Intl., Inc.                               5,662

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES L    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                            Value
----------------------------------------------------------------------------
                     COMPUTERS (CONTINUED)
        110    @     Network Appliance, Inc.                     $     1,783
      1,070    @     Sun Microsystems, Inc.                            4,922
        120    @     Sungard Data Systems, Inc.                        3,109
        130    @     Unisys Corp.                                      1,596
                                                                 -----------
                                                                     148,530
                                                                 -----------
                     COSMETICS/PERSONAL CARE: 0.2%
         20          Alberto-Culver Co.                                1,022
         30          Avon Products, Inc.                               1,866
        240          Colgate-Palmolive Co.                            13,908
        590          Gillette Co.                                     18,797
        170          Kimberly-Clark Corp.                              8,864
        730          Procter & Gamble Co.                             65,101
                                                                 -----------
                                                                     109,558
                                                                 -----------
                     DIVERSIFIED FINANCIAL SERVICES: 0.4%
        440          American Express Co.                             18,396
         60          Bear Stearns Cos., Inc.                           4,345
        100          Capital One Financial Corp.                       4,918
        180          Charles Schwab Corp.                              1,816
      1,710          Citigroup, Inc.                                  73,188
         70          Countrywide Financial Corp.                       4,870
        560          Fannie Mae                                       37,766
         80          Franklin Resources, Inc.                          3,126
        310          Freddie Mac                                      15,739
        170          Goldman Sachs Group, Inc.                        14,238
        670          JP Morgan Chase & Co.                            22,901
        140          Lehman Brothers Holdings, Inc.                    9,307
        575          MBNA Corp.                                       11,983
        420          Merrill Lynch & Co., Inc.                        19,606
        360          Morgan Stanley                                   15,390
        150    @     Providian Financial Corp.                         1,389
        150          SLM Corp.                                         5,876
         20          T Rowe Price Group, Inc.                            755
                                                                 -----------
                                                                     265,609
                                                                 -----------
                     ELECTRIC: 0.1%
        200          AES Corp.                                         1,270
         60          Ameren Corp.                                      2,646
        120          American Electric Power Co., Inc.                 3,580
        110          Centerpoint Energy, Inc.                            897
         90          Cinergy Corp.                                     3,311
         80          Consolidated Edison, Inc.                         3,462
         60          Constellation Energy Group, Inc.                  2,058
        100          Dominion Resources, Inc.                          6,427
         60          DTE Energy Co.                                    2,318
        290          Duke Energy Corp.                                 5,786
        110    @     Edison Intl.                                      1,807
         70          Entergy Corp.                                     3,695
        180          Exelon Corp.                                     10,766
        110          FirstEnergy Corp.                                 4,230
         70          FPL Group, Inc.                                   4,680
         90          NiSource, Inc.                                    1,710
        160    @     PG&E Corp.                                        3,384
         90          PPL Corp.                                         3,870
         90          Progress Energy, Inc.                             3,951
         70          Public Service Enterprise Group, Inc.             2,958
        240          Southern Co.                                      7,478
        100          TXU Corp.                                         2,245
        120          Xcel Energy, Inc.                                 1,805
                                                                 -----------
                                                                      84,334
                                                                 -----------
                     ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
        100    @     American Power Conversion                         1,559
        130          Emerson Electric Co.                              6,643
         80          Molex, Inc.                                       2,159
                                                                 -----------
                                                                      10,361
                                                                 -----------
                     ELECTRONICS: 0.0%
         80          Applera Corp. -- Applied Biosystems Group         1,522
         70    @     Jabil Circuit, Inc.                               1,547
        210    @     Sanmina-SCI Corp.                                 1,325
        300    @     Solectron Corp.                                   1,122
         80          Symbol Technologies, Inc.                         1,041
         40          Tektronix, Inc.                                     864
         60    @     Thermo Electron Corp.                             1,261
         30          Thomas & Betts Corp.                                434
         50    @     Waters Corp.                                      1,457
                                                                 -----------
                                                                      10,573
                                                                 -----------

  Shares                                                            Value
----------------------------------------------------------------------------
                     ENGINEERING & CONSTRUCTION: 0.0%
         40          Fluor Corp.                                 $     1,346
                                                                 -----------
                                                                       1,346
                                                                 -----------
                     ENTERTAINMENT: 0.0%
         30    @     International Game Technology                     3,070
                                                                 -----------
                                                                       3,070
                                                                 -----------
                     ENVIRONMENTAL CONTROL: 0.0%
        100    @     Allied Waste Industries, Inc.                     1,005
        190          Waste Management, Inc.                            4,577
                                                                 -----------
                                                                       5,582
                                                                 -----------
                     FOOD: 0.1%
        130          Albertson's, Inc.                                 2,496
        212          Archer-Daniels-Midland Co.                        2,728
        130          Campbell Soup Co.                                 3,185
        180          ConAgra Foods, Inc.                               4,248
        130          General Mills, Inc.                               6,163
         40          Hershey Foods Corp.                               2,786
        190          HJ Heinz Co.                                      6,266
        130          Kellogg Co.                                       4,468
        250    @     Kroger Co.                                        4,170
         50          McCormick & Co., Inc.                             1,360
         60    @     Safeway, Inc.                                     1,228
        280          Sara Lee Corp.                                    5,267
         60          Supervalu, Inc.                                   1,279
        220          Sysco Corp.                                       6,609
         70          Winn-Dixie Stores, Inc.                             862
         70          WM Wrigley Jr Co.                                 3,936
                                                                 -----------
                                                                      57,051
                                                                 -----------
                     FOREST PRODUCTS & PAPER: 0.0%
         30          Boise Cascade Corp.                                 717
        190          International Paper Co.                           6,789
                                                                 -----------
                                                                       7,506
                                                                 -----------
                     GAS: 0.0%
         50          KeySpan Corp.                                     1,773
         10          Nicor, Inc.                                         371
         20          Peoples Energy Corp.                                858
         70          Sempra Energy                                     1,997
                                                                 -----------
                                                                       4,999
                                                                 -----------
                     HAND/MACHINE TOOLS: 0.0%
         40          Black & Decker Corp.                              1,738
         30          Snap-On, Inc.                                       871
         40          Stanley Works                                     1,104
                                                                 -----------
                                                                       3,713
                                                                 -----------
                     HEALTHCARE -- PRODUCTS: 0.1%
         20          Bausch & Lomb, Inc.                                 750
        100          Becton Dickinson & Co.                            3,885
         90          Biomet, Inc.                                      2,579
        140    @     Boston Scientific Corp.                           8,554
         20          CR Bard, Inc.                                     1,426
        170    @     Guidant Corp.                                     7,546
        986          Johnson & Johnson                                50,976
        410          Medtronic, Inc.                                  19,668

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES L    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                            Value
----------------------------------------------------------------------------
                     HEALTHCARE -- PRODUCTS (CONTINUED)
         70    @     St. Jude Medical, Inc.                      $     4,025
         70          Stryker Corp.                                     4,856
         70    @     Zimmer Holdings, Inc.                             3,154
                                                                 -----------
                                                                     107,419
                                                                 -----------
                     HEALTHCARE -- SERVICES: 0.1%
         60          Aetna, Inc.                                       3,612
         80    @     Anthem, Inc.                                      6,172
         80    @     Humana, Inc.                                      1,208
         40    @     Manor Care, Inc.                                  1,000
        280          UnitedHealth Group, Inc.                         14,070
         90    @     WellPoint Health Networks                         7,587
                                                                 -----------
                                                                      33,649
                                                                 -----------
                     HOME BUILDERS: 0.0%
         30          Centex Corp.                                      2,334
         20          KB Home                                           1,240
         20          Pulte Homes, Inc.                                 1,233
                                                                 -----------
                                                                       4,807
                                                                 -----------
                     HOME FURNISHINGS: 0.0%
         70          Leggett & Platt, Inc.                             1,435
         30          Whirlpool Corp.                                   1,911
                                                                 -----------
                                                                       3,346
                                                                 -----------
                     HOUSEHOLD PRODUCTS/WARES: 0.0%
         30          American Greetings                                  589
         20          Avery Dennison Corp.                              1,004
         70          Clorox Co.                                        2,986
         60          Fortune Brands, Inc.                              3,132
                                                                 -----------
                                                                       7,711
                                                                 -----------
                     HOUSEWARES: 0.0%
        100          Newell Rubbermaid, Inc.                           2,800
                                                                 -----------
                                                                       2,800
                                                                 -----------
                     INSURANCE: 0.2%
        120    @@    ACE Ltd.                                          4,115
        230          Aflac, Inc.                                       7,073
        400          Allstate Corp.                                   14,260
         40          AMBAC Financial Group, Inc.                       2,650
        860          American Intl. Group                             47,455
        130          AON Corp.                                         3,130
         60          Chubb Corp.                                       3,600
         60          Cigna Corp.                                       2,816
         20          Cincinnati Financial Corp.                          742
         40          Hartford Financial Services Group, Inc.           2,014
         50          Jefferson-Pilot Corp.                             2,073
        120          John Hancock Financial Services, Inc.             3,688
         60          Lincoln National Corp.                            2,138
         60          Loews Corp.                                       2,837
        180          Marsh & McLennan Cos., Inc.                       9,193
         55          MBIA, Inc.                                        2,681
        240          Metlife, Inc.                                     6,797
         40          MGIC Investment Corp.                             1,866
        170          Principal Financial Group                         5,483
        130          Progressive Corp.                                 9,503
        250          Prudential Financial, Inc.                        8,413
         60          Safeco Corp.                                      2,117
         40          Torchmark Corp.                                   1,490
        323    @     Travelers Property Casualty Corp.                 5,094
         40          UnumProvident Corp.                                 536
         50    @@    XL Capital Ltd.                                   4,150
                                                                 -----------
                                                                     155,914
                                                                 -----------
                     INTERNET: 0.0%
        150    @     eBay, Inc.                                       15,627
         80    @     Symantec Corp.                                    3,509
        190    @     Yahoo!, Inc.                                      6,224
                                                                 -----------
                                                                      25,360
                                                                 -----------

  Shares                                                            Value
----------------------------------------------------------------------------
                     IRON/STEEL: 0.0%
         30          United States Steel Corp.                   $       491
                                                                 -----------
                                                                         491
                                                                 -----------
                     LEISURE TIME: 0.0%
         40          Brunswick Corp.                                   1,001
        100          Harley-Davidson, Inc.                             3,986
                                                                 -----------
                                                                       4,987
                                                                 -----------
                     LODGING: 0.0%
         60    @     Harrah's Entertainment, Inc.                      2,414
        140          Hilton Hotels Corp.                               1,791
         80          Marriott Intl., Inc.                              3,074
                                                                 -----------
                                                                       7,279
                                                                 -----------
                     MACHINERY -- CONSTRUCTION & MINING: 0.0%
        110          Caterpillar, Inc.                                 6,123
                                                                 -----------
                                                                       6,123
                                                                 -----------
                     MACHINERY -- DIVERSIFIED: 0.0%
        120          Deere & Co.                                       5,484
         70          Dover Corp.                                       2,097
        110          Rockwell Automation, Inc.                         2,622
                                                                 -----------
                                                                      10,203
                                                                 -----------
                     MEDIA: 0.2%
      1,510    @     AOL Time Warner, Inc.                            24,296
        200    @     Clear Channel Communications, Inc.                8,478
        810    @     Comcast Corp.                                    24,446
         30          Dow Jones & Co., Inc.                             1,291
         90          Gannett Co., Inc.                                 6,913
         30          Knight-Ridder, Inc.                               2,068
         80          McGraw-Hill Cos., Inc.                            4,960
         20          Meredith Corp.                                      880
         50          New York Times Co.                                2,275
        100          Tribune Co.                                       4,830
        620    @     Viacom, Inc.                                     27,069
        690          Walt Disney Co.                                  13,628
                                                                 -----------
                                                                     121,134
                                                                 -----------
                     METAL FABRICATE/HARDWARE: 0.0%
         30          Worthington Industries                              402
                                                                 -----------
                                                                         402
                                                                 -----------
                     MINING: 0.0%
        120          Alcoa, Inc.                                       3,060
         50    @     Freeport-McMoRan Copper & Gold, Inc.              1,225
        150          Newmont Mining Corp.                              4,869
         20    @     Phelps Dodge Corp.                                  767
                                                                 -----------
                                                                       9,921
                                                                 -----------
                     MISCELLANEOUS MANUFACTURING: 0.3%
        130          3M Co.                                           16,767
         40          Cooper Industries Ltd.                            1,652
         20          Crane Co.                                           453
         60          Danaher Corp.                                     4,083
        170          Eastman Kodak Co.                                 4,650
         30          Eaton Corp.                                       2,358
      5,470          General Electric Co.                            156,880
        110          Honeywell Intl., Inc.                             2,954
        110          Illinois Tool Works, Inc.                         7,244
         70    @@    Ingersoll-Rand Co.                                3,312
         30          ITT Industries, Inc.                              1,964
         50          Pall Corp.                                        1,125

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES L    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                            Value
----------------------------------------------------------------------------
                     MISCELLANEOUS MANUFACTURING (CONTINUED)
         50          Textron, Inc.                               $     1,951
        650    @@    Tyco Intl. Ltd.                                  12,337
                                                                 -----------
                                                                     217,730
                                                                 -----------
                     OFFICE/BUSINESS EQUIPMENT: 0.0%
         90          Pitney Bowes, Inc.                                3,457
        270    @     Xerox Corp.                                       2,859
                                                                 -----------
                                                                       6,316
                                                                 -----------
                     OIL & GAS SERVICES: 0.0%
         20    @     BJ Services Co.                                     747
        150          Halliburton Co.                                   3,450
                                                                 -----------
                                                                       4,197
                                                                 -----------
                     OIL & GAS: 0.2%
         30          Amerada Hess Corp.                                1,475
        110          Anadarko Petroleum Corp.                          4,892
         55          Apache Corp.                                      3,578
         70          Burlington Resources, Inc.                        3,785
        360          ChevronTexaco Corp.                              25,992
        230          ConocoPhillips                                   12,604
         80          Devon Energy Corp.                                4,272
         40          EOG Resources, Inc.                               1,674
      2,240          Exxon Mobil Corp.                                80,438
         20          Kerr-McGee Corp.                                    896
        190          Marathon Oil Corp.                                5,007
         60   @,@@   Nabors Industries Ltd.                            2,373
         20    @     Noble Corp.                                         686
        210          Occidental Petroleum Corp.                        7,046
         40          Rowan Cos., Inc.                                    896
         40          Sunoco, Inc.                                      1,510
        100          Transocean, Inc.                                  2,197
        110          Unocal Corp.                                      3,156
                                                                 -----------
                                                                     162,477
                                                                 -----------
                     PACKAGING & CONTAINERS: 0.0%
         30          Ball Corp.                                        1,365
         20          Bemis Co.                                           936
         80    @     Pactiv Corp.                                      1,577
         30    @     Sealed Air Corp.                                  1,430
                                                                 -----------
                                                                       5,308
                                                                 -----------
                     PHARMACEUTICALS: 0.4%
        520          Abbott Laboratories                              22,755
         20          Allergan, Inc.                                    1,542
        250          Bristol-Myers Squibb Co.                          6,788
        150          Cardinal Health, Inc.                             9,645
        370          Eli Lilly & Co.                                  25,519
        160    @     Forest Laboratories, Inc.                         8,760
        106    @     King Pharmaceuticals, Inc.                        1,565
         90    @     Medimmune, Inc.                                   3,273
      1,020          Merck & Co., Inc.                                61,761
      2,674          Pfizer, Inc.                                     91,317
        520          Schering-Plough Corp.                             9,672
         40    @     Watson Pharmaceuticals, Inc.                      1,615
        440          Wyeth                                            20,042
                                                                 -----------
                                                                     264,254
                                                                 -----------

  Shares                                                            Value
----------------------------------------------------------------------------
                     PIPELINES: 0.0%
         50          Kinder Morgan, Inc.                         $     2,733
        220          Williams Cos., Inc.                               1,738
                                                                 -----------
                                                                       4,471
                                                                 -----------
                     REITS: 0.0%
        130          Equity Office Properties Trust                    3,511
         90          Equity Residential                                2,336
         70          Simon Property Group, Inc.                        2,732
                                                                 -----------
                                                                       8,579
                                                                 -----------
                     RETAIL: 0.3%
        120    @     Autonation, Inc.                                  1,886
         10    @     Autozone, Inc.                                      760
        120    @     Bed Bath & Beyond, Inc.                           4,657
         40    @     Best Buy Co., Inc.                                1,757
         70    @     Big Lots, Inc.                                    1,053
        150          Costco Wholesale Corp.                            5,490
        160          CVS Corp.                                         4,485
         90          Darden Restaurants, Inc.                          1,708
         30          Dillard's, Inc.                                     404
        200          Dollar General Corp.                              3,652
         60          Family Dollar Stores                              2,289
        110    @     Federated Department Stores                       4,054
        300          Gap, Inc.                                         5,628
        820          Home Depot, Inc.                                 27,158
         90          JC Penney Co., Inc. Holding Co.                   1,517
        210          Limited Brands                                    3,255
        260          Lowe's Cos., Inc.                                11,167
         40          May Department Stores Co.                           890
        450          McDonald's Corp.                                  9,927
        110    @     Office Depot, Inc.                                1,596
         90          RadioShack Corp.                                  2,368
        220    @     Staples, Inc.                                     4,037
        150    @     Starbucks Corp.                                   3,678
        180          TJX Cos., Inc.                                    3,391
         80    @     Toys R US, Inc.                                     970
        460          Walgreen Co.                                     13,846
      1,470          Wal-Mart Stores, Inc.                            78,895
         40          Wendy's Intl., Inc.                               1,159
        100    @     Yum! Brands, Inc.                                 2,956
                                                                 -----------
                                                                     204,633
                                                                 -----------
                     SAVINGS & LOANS: 0.1%
         60          Golden West Financial Corp.                       4,801
        535          Washington Mutual, Inc.                          22,095
                                                                 -----------
                                                                      26,896
                                                                 -----------
                     SEMICONDUCTORS: 0.1%
        130    @     Altera Corp.                                      2,132
        140    @     Analog Devices, Inc.                              4,874
        550    @     Applied Materials, Inc.                           8,723
        160    @     Applied Micro Circuits Corp.                        968
      2,220          Intel Corp.                                      46,140
         20    @     Kla-Tencor Corp.                                    930
        110          Linear Technology Corp.                           3,543
        100    @     LSI Logic Corp.                                     708
        110          Maxim Integrated Products                         3,761
         40    @     Novellus Systems, Inc.                            1,465
         70    @     Nvidia Corp.                                      1,611
         30    @     QLogic Corp.                                      1,450
        130    @     Xilinx, Inc.                                      3,290
                                                                 -----------
                                                                      79,595
                                                                 -----------
                     SOFTWARE: 0.3%
         90          Adobe Systems, Inc.                               2,886
         50          Autodesk, Inc.                                      808
        220          Automatic Data Processing                         7,449
        110    @     BMC Software, Inc.                                1,796
         80    @     Citrix Systems, Inc.                              1,629
        320          Computer Associates Intl., Inc.                   7,129
        200    @     Compuware Corp.                                   1,154
         50    @     Electronic Arts, Inc.                             3,699
        250          First Data Corp.                                 10,360
         75    @     Fiserv, Inc.                                      2,671
        110          IMS Health, Inc.                                  1,979
        120    @     Intuit, Inc.                                      5,343
         40    @     Mercury Interactive Corp.                         1,544
      4,850          Microsoft Corp.                                 124,208
      3,020    @     Oracle Corp.                                     36,300
         40    @     Peoplesoft, Inc.                                    703

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES L    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                            Value
----------------------------------------------------------------------------
                     SOFTWARE (CONTINUED)
        270    @     Siebel Systems, Inc.                        $     2,576
        240    @     Veritas Software Corp.                            6,881
                                                                 -----------
                                                                     219,115
                                                                 -----------
                     TELECOMMUNICATIONS: 0.3%
        100          Alltel Corp.                                      4,822
         30    @     Andrew Corp.                                        276
        216          AT&T Corp.                                        4,158
        880    @     AT&T Wireless Services, Inc.                      7,225
        200    @     Avaya, Inc.                                       1,292
        730          BellSouth Corp.                                  19,440
         50          CenturyTel, Inc.                                  1,742
        200    @     Ciena Corp.                                       1,038
      2,360    @     Cisco Systems, Inc.                              39,388
         90    @     Citizens Communications Co.                       1,160
         80    @     Comverse Technology, Inc.                         1,202
        400          Corning, Inc.                                     2,956
        360          Motorola, Inc.                                    3,395
        530    @     Nextel Communications, Inc.                       9,582
        270    @     Qualcomm, Inc.                                    9,652
      1,300          SBC Communications, Inc.                         33,215
         80          Scientific-Atlanta, Inc.                          1,907
        360          Sprint Corp.-FON Group                            5,184
        180    @     Tellabs, Inc.                                     1,182
      1,350          Verizon Communications, Inc.                     53,257
                                                                 -----------
                                                                     202,073
                                                                 -----------
                     TEXTILES: 0.0%
         70          Cintas Corp.                                      2,480
                                                                 -----------
                                                                       2,480
                                                                 -----------
                     TOYS/GAMES/HOBBIES: 0.0%
         70          Hasbro, Inc.                                      1,224
        250          Mattel, Inc.                                      4,730
                                                                 -----------
                                                                       5,954
                                                                 -----------
                     TRANSPORTATION: 0.1%
        150          Burlington Northern Santa Fe Corp.                4,266
         30          CSX Corp.                                           902
        160          FedEx Corp.                                       9,925
        130          Norfolk Southern Corp.                            2,496
         30          Union Pacific Corp.                               1,740
        610          United Parcel Service, Inc.                      38,857
                                                                 -----------
                                                                      58,186
                                                                 -----------
                     TRUCKING & LEASING: 0.0%
         30          Ryder System, Inc.                                  768
                                                                 -----------
                                                                         768
                                                                 -----------
                     Total Common Stocks
                      (Cost $3,064,444)                            3,235,251
                                                                 -----------
 Principal
  Amount                                                            Value
----------------------------------------------------------------------------
NOTES/BONDS: 28.3%
                     SOVEREIGN: 28.3%
$ 4,608,000          FICO Strip, Zero Coupon, due 03/07/06         4,371,582
  4,126,000          FICO Strip, Zero Coupon, due 04/06/06         3,904,524
  3,115,000          Israel Trust, Zero Coupon, due 05/15/06       2,937,762
 10,000,000          Turkey Trust, Zero Coupon, due 05/15/06       9,431,020
                                                                 -----------
                                                                  20,644,888
                                                                 -----------
                     Total Notes/Bonds
                      (Cost $19,764,043)                          20,644,888
                                                                 -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 46.3%
                     FEDERAL HOME LOAN MORTGAGE CORPORATION: 19.6%
 15,000,000          Zero Coupon, due 03/14/06                    14,258,415
                                                                 -----------
                                                                  14,258,415
                                                                 -----------
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION -- STRIP: 11.3%
  3,879,000          Zero Coupon, due 01/15/06                     3,707,672
  4,715,000          Zero Coupon, due 11/15/05                     4,530,804
                                                                 -----------
                                                                   8,238,476
                                                                 -----------
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION: 15.4%
  9,783,620          6.420%, due 04/01/11                         11,188,234
                                                                 -----------
                                                                  11,188,234
                                                                 -----------
                     Total U.S. Government Agency Obligations
                      (Cost $30,593,661)                          33,685,125
                                                                 -----------
U.S. TREASURY OBLIGATIONS: 20.3%
                     U.S. TREASURY STRIP: 20.3%
 11,471,000          Zero Coupon, due 02/15/06                    11,024,445
  3,906,000          Zero Coupon, due 02/15/06                     3,751,014
                                                                 -----------
                                                                  14,775,459
                                                                 -----------
                     Total U.S. Treasury Obligations
                      (Cost $14,080,303)                          14,775,459
                                                                 -----------
SHORT-TERM INVESTMENT: 0.7%
                     REPURCHASE AGREEMENT: 0.7%
    542,000          State Street Repurchase Agreement, dated
                      06/30/03, 1.100% due 07/01/03, $542,017
                      to be received upon repurchase
                      (Collateralized by $555,000 Federal Home
                      Loan Bank, 1.400%, Market Value $556,036,
                      due 06/02/04)                                  542,000
                     Total Short-Term Investment
                      (Cost $542,000)                                542,000
                                                                 -----------


            TOTAL INVESTMENTS IN SECURITIES
             (COST $68,044,451)*                         100.0%  $72,882,723
            OTHER ASSETS AND LIABILITIES-NET              (0.0)      (33,091)
                                                        -------  -----------
            NET ASSETS                                   100.0%  $72,849,632
                                                        =======  ===========

 @     Non-income producing security
 @@    Foreign Issuer
 *     Cost for federal income tax purposes is the same as for
       financial statement purposes. Net unrealized appreciation
       consists of:

      Gross Unrealized Appreciation                               $4,919,892
      Gross Unrealized Depreciation                                  (81,620)
                                                                  ----------
      Net Unrealized Appreciation                                 $4,838,272
                                                                  ==========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES M    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
COMMON STOCKS: 6.4%
                      ADVERTISING: 0.0%
         320          Interpublic Group of Cos., Inc.          $      4,282
         150          Omnicom Group                                  10,755
                                                               ------------
                                                                     15,037
                                                               ------------
                      AEROSPACE/DEFENSE: 0.1%
         600          Boeing Co.                                     20,592
         150          General Dynamics Corp.                         10,875
          90          Goodrich Corp.                                  1,890
         420          Lockheed Martin Corp.                          19,979
          55          Northrop Grumman Corp.                          4,746
         110          Raytheon Co.                                    3,612
         210          Rockwell Collins, Inc.                          5,172
         320          United Technologies Corp.                      22,666
                                                               ------------
                                                                     89,532
                                                               ------------
                      AGRICULTURE: 0.1%
       1,450          Altria Group, Inc.                             65,888
         210          Monsanto Co.                                    4,544
         110          UST, Inc.                                       3,853
                                                               ------------
                                                                     74,285
                                                               ------------
                      AIRLINES: 0.0%
         530          Southwest Airlines Co.                          9,116
                                                               ------------
                                                                      9,116
                                                               ------------
                      APPAREL: 0.0%
         140    @     Jones Apparel Group, Inc.                       4,096
         130          Liz Claiborne, Inc.                             4,583
         200          Nike, Inc.                                     10,698
          60    @     Reebok Intl. Ltd.                               2,018
          80          VF Corp.                                        2,724
                                                               ------------
                                                                     24,119
                                                               ------------
                      AUTO MANUFACTURERS: 0.1%
       2,200          Ford Motor Co.                                 24,178
         160          General Motors Corp.                            5,760
         135          Paccar, Inc.                                    9,121
                                                               ------------
                                                                     39,059
                                                               ------------
                      AUTO PARTS & EQUIPMENT: 0.0%
          60          Cooper Tire & Rubber Co.                        1,055
         130          Dana Corp.                                      1,503
         420          Delphi Corp.                                    3,625
          70          Johnson Controls, Inc.                          5,992
                                                               ------------
                                                                     12,175
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      BANKS: 0.5%
         250          AmSouth Bancorp                          $      5,460
       1,430          Bank of America Corp.                         113,013
         220          Bank of New York Co., Inc.                      6,325
         850          Bank One Corp.                                 31,603
         330          BB&T Corp.                                     11,319
         171          Charter One Financial, Inc.                     5,332
         130          Comerica, Inc.                                  6,045
          90          First Tennessee National Corp.                  3,952
         720          FleetBoston Financial Corp.                    21,391
         150          Huntington Bancshares, Inc.                     2,928
         310          Keycorp                                         7,834
         160          Marshall & Ilsley Corp.                         4,893
         300          Mellon Financial Corp.                          8,325
         740          National City Corp.                            24,205
          50          North Fork Bancorporation, Inc.                 1,703
          80          PNC Financial Services Group, Inc.              3,905
         210          Regions Financial Corp.                         7,094
         250          SouthTrust Corp.                                6,800
         270          State Street Corp.                             10,638
         190          SunTrust Banks, Inc.                           11,275
         145          Union Planters Corp.                            4,499
       1,850          US Bancorp                                     45,325
       1,320          Wachovia Corp.                                 52,747
       1,210          Wells Fargo & Co.                              60,984
          80          Zions Bancorporation                            4,049
                                                               ------------
                                                                    461,644
                                                               ------------
                      BEVERAGES: 0.2%
         600          Anheuser-Busch Cos., Inc.                      30,630
          50          Brown-Forman Corp.                              3,931
       1,750          Coca-Cola Co.                                  81,218
         410          Coca-Cola Enterprises, Inc.                     7,442
          30          Coors (Adolph)                                  1,469
         250          Pepsi Bottling Group, Inc.                      5,005
       1,220          PepsiCo, Inc.                                  54,290
                                                               ------------
                                                                    183,985
                                                               ------------
                      BIOTECHNOLOGY: 0.1%
         921    @     Amgen, Inc.                                    61,191
         110    @     Biogen, Inc.                                    4,180
         180    @     Chiron Corp.                                    7,870
         150    @     Genzyme Corp.                                   6,270
                                                               ------------
                                                                     79,511
                                                               ------------
                      BUILDING MATERIALS: 0.0%
          50    @     American Standard Cos., Inc.                    3,697
         330          Masco Corp.                                     7,871
          70          Vulcan Materials Co.                            2,595
                                                               ------------
                                                                     14,163
                                                               ------------
                      CHEMICALS: 0.1%
         170          Air Products & Chemicals, Inc.                  7,072
         720          Dow Chemical Co.                               22,291
         790          Du Pont EI de Nemours & Co.                    32,896
          60          Eastman Chemical Co.                            1,900
         200          Ecolab, Inc.                                    5,120
         110          Engelhard Corp.                                 2,725
          40          Great Lakes Chemical Corp.                        816
         120          International Flavors & Fragrances,
                       Inc.                                           3,832
         130          PPG Industries, Inc.                            6,596
         130          Praxair, Inc.                                   7,813
         240          Rohm & Haas Co.                                 7,447
         130          Sherwin-Williams Co.                            3,494
          60          Sigma-Aldrich Corp.                             3,251
                                                               ------------
                                                                    105,253
                                                               ------------
                      COMMERCIAL SERVICES: 0.1%
         120    @     Apollo Group, Inc.                              7,411
         280    @     Cendant Corp.                                   5,130
         370    @     Concord EFS, Inc.                               5,446
         200    @     Convergys Corp.                                 3,200
          70          Deluxe Corp.                                    3,136
         100          Equifax, Inc.                                   2,600
         170          H&R Block, Inc.                                 7,353
         230          McKesson Corp.                                  8,220
         110          Moody's Corp.                                   5,798
         270          Paychex, Inc.                                   7,914
          90    @     Quintiles Transnational Corp.                   1,277
         120    @     Robert Half Intl., Inc.                         2,273
          90          RR Donnelley & Sons Co.                         2,353
                                                               ------------
                                                                     62,111
                                                               ------------
                      COMPUTERS: 0.3%
         250    @     Apple Computer, Inc.                            4,780
         160    @     Computer Sciences Corp.                         6,099
       3,100    @     Dell Computer Corp.                            99,076
         130          Electronic Data Systems Corp.                   2,789
       2,110    @     EMC Corp.-Mass                                 22,092
       2,128          Hewlett-Packard Co.                            45,326
       1,190          International Business Machines Corp.          98,175
         140    @     Lexmark Intl., Inc.                             9,908
         240    @     Network Appliance, Inc.                         3,890

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES M    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      COMPUTERS (CONTINUED)
       2,530    @     Sun Microsystems, Inc.                   $     11,638
         190    @     Sungard Data Systems, Inc.                      4,923
         250    @     Unisys Corp.                                    3,070
                                                               ------------
                                                                    311,766
                                                               ------------
                      COSMETICS/PERSONAL CARE: 0.2%
          40          Alberto-Culver Co.                              2,044
          60          Avon Products, Inc.                             3,732
         510          Colgate-Palmolive Co.                          29,555
       1,240          Gillette Co.                                   39,506
         350          Kimberly-Clark Corp.                           18,249
       1,550          Procter & Gamble Co.                          138,229
                                                               ------------
                                                                    231,315
                                                               ------------
                      DIVERSIFIED FINANCIAL SERVICES: 0.5%
         940          American Express Co.                           39,301
         110          Bear Stearns Cos., Inc.                         7,966
         220          Capital One Financial Corp.                    10,820
         380          Charles Schwab Corp.                            3,834
       3,620          Citigroup, Inc.                               154,936
         150          Countrywide Financial Corp.                    10,436
       1,180          Fannie Mae                                     79,579
         180          Franklin Resources, Inc.                        7,033
         670          Freddie Mac                                    34,016
         320          Goldman Sachs Group, Inc.                      26,800
       1,410          JP Morgan Chase & Co.                          48,194
         280          Lehman Brothers Holdings, Inc.                 18,614
       1,215          MBNA Corp.                                     25,321
         890          Merrill Lynch & Co., Inc.                      41,545
         770          Morgan Stanley                                 32,918
         230    @     Providian Financial Corp.                       2,130
         300          SLM Corp.                                      11,751
          90          T Rowe Price Group, Inc.                        3,398
                                                               ------------
                                                                    558,592
                                                               ------------
                      ELECTRIC: 0.2%
         380          AES Corp.                                       2,413
         110          Ameren Corp.                                    4,851
         270          American Electric Power Co., Inc.               8,054
         210          Centerpoint Energy, Inc.                        1,712
         210          Cinergy Corp.                                   7,726
         160          Consolidated Edison, Inc.                       6,925
         120          Constellation Energy Group, Inc.                4,116
         230          Dominion Resources, Inc.                       14,782
         130          DTE Energy Co.                                  5,023
         620          Duke Energy Corp.                              12,369
         230    @     Edison Intl.                                    3,779
         150          Entergy Corp.                                   7,917
         390          Exelon Corp.                                   23,326
         210          FirstEnergy Corp.                               8,075
         180          FPL Group, Inc.                                12,033
         170          NiSource, Inc.                                  3,230
         270    @     PG&E Corp.                                      5,711
         200          PPL Corp.                                       8,600
         160          Progress Energy, Inc.                           7,024
         150          Public Service Enterprise Group, Inc.           6,338
         530          Southern Co.                                   16,515
         220          TXU Corp.                                       4,939
         260          Xcel Energy, Inc.                               3,910
                                                               ------------
                                                                    179,368
                                                               ------------
                      ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
         210    @     American Power Conversion                       3,274
         300          Emerson Electric Co.                           15,330
         140          Molex, Inc.                                     3,779
                                                               ------------
                                                                     22,383
                                                               ------------
                      ELECTRONICS: 0.0%
         170          Applera Corp. -- Applied Biosystems
                       Group                                          3,235
         200    @     Jabil Circuit, Inc.                             4,420
         380    @     Sanmina-SCI Corp.                               2,398
         630    @     Solectron Corp.                                 2,356
         180          Symbol Technologies, Inc.                       2,342
         120    @     Thermo Electron Corp.                           2,522
         170    @     Waters Corp.                                    4,952
                                                               ------------
                                                                     22,225
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      ENGINEERING & CONSTRUCTION: 0.0%
          90          Fluor Corp.                              $      3,028
                                                               ------------
                                                                      3,028
                                                               ------------
                      ENTERTAINMENT: 0.0%
          60    @     International Game Technology                   6,140
                                                               ------------
                                                                      6,140
                                                               ------------
                      ENVIRONMENTAL CONTROL: 0.0%
         160    @     Allied Waste Industries, Inc.                   1,608
         470          Waste Management, Inc.                         11,322
                                                               ------------
                                                                     12,930
                                                               ------------
                      FOOD: 0.1%
         250          Albertson's, Inc.                               4,800
         415          Archer-Daniels-Midland Co.                      5,341
         310          Campbell Soup Co.                               7,595
         380          ConAgra Foods, Inc.                             8,968
         250          General Mills, Inc.                            11,853
         100          Hershey Foods Corp.                             6,966
         380          HJ Heinz Co.                                   12,532
         280          Kellogg Co.                                     9,624
         490    @     Kroger Co.                                      8,173
         100          McCormick & Co., Inc.                           2,720
         130    @     Safeway, Inc.                                   2,660
         540          Sara Lee Corp.                                 10,157
         130          Supervalu, Inc.                                 2,772
         460          Sysco Corp.                                    13,818
         120          Winn-Dixie Stores, Inc.                         1,477
         160          WM Wrigley Jr Co.                               8,997
                                                               ------------
                                                                    118,453
                                                               ------------
                      FOREST PRODUCTS & PAPER: 0.0%
          50          Boise Cascade Corp.                             1,195
         370          International Paper Co.                        13,220
                                                               ------------
                                                                     14,415
                                                               ------------
                      GAS: 0.0%
         100          KeySpan Corp.                                   3,545
          20          Nicor, Inc.                                       742
          20          Peoples Energy Corp.                              858
         140          Sempra Energy                                   3,994
                                                               ------------
                                                                      9,139
                                                               ------------
                      HAND/MACHINE TOOLS: 0.0%
          80          Black & Decker Corp.                            3,476
          50          Snap-On, Inc.                                   1,452
          60          Stanley Works                                   1,656
                                                               ------------
                                                                      6,584
                                                               ------------
                      HEALTHCARE -- PRODUCTS: 0.2%
         190          Becton Dickinson & Co.                          7,382
         180          Biomet, Inc.                                    5,159
         290    @     Boston Scientific Corp.                        17,719
          40          CR Bard, Inc.                                   2,852
         400    @     Guidant Corp.                                  17,756
       2,094          Johnson & Johnson                             108,260
         840          Medtronic, Inc.                                40,295

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES M    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      HEALTHCARE -- PRODUCTS (CONTINUED)
         130    @     St. Jude Medical, Inc.                   $      7,475
         140          Stryker Corp.                                   9,712
         130    @     Zimmer Holdings, Inc.                           5,857
                                                               ------------
                                                                    222,467
                                                               ------------
                      HEALTHCARE -- SERVICES: 0.1%
         120          Aetna, Inc.                                     7,224
         160    @     Anthem, Inc.                                   12,344
         190    @     Humana, Inc.                                    2,869
          60    @     Manor Care, Inc.                                1,501
         580          UnitedHealth Group, Inc.                       29,145
         170    @     WellPoint Health Networks                      14,331
                                                               ------------
                                                                     67,414
                                                               ------------
                      HOME BUILDERS: 0.0%
          60          Centex Corp.                                    4,667
          40          KB Home                                         2,479
          40          Pulte Homes, Inc.                               2,466
                                                               ------------
                                                                      9,612
                                                               ------------
                      HOME FURNISHINGS: 0.0%
         140          Leggett & Platt, Inc.                           2,870
          60          Whirlpool Corp.                                 3,822
                                                               ------------
                                                                      6,692
                                                               ------------
                      HOUSEHOLD PRODUCTS/WARES: 0.0%
          60          Avery Dennison Corp.                            3,012
         160          Clorox Co.                                      6,824
         110          Fortune Brands, Inc.                            5,742
                                                               ------------
                                                                     15,578
                                                               ------------
                      HOUSEWARES: 0.0%
         200          Newell Rubbermaid, Inc.                         5,600
                                                               ------------
                                                                      5,600
                                                               ------------
                      INSURANCE: 0.3%
         240    @@    ACE Ltd.                                        8,230
         480          Aflac, Inc.                                    14,760
         820          Allstate Corp.                                 29,233
          70          AMBAC Financial Group, Inc.                     4,638
       1,870          American Intl. Group                          103,187
         250          AON Corp.                                       6,020
         120          Chubb Corp.                                     7,200
         110          Cigna Corp.                                     5,163
          50          Cincinnati Financial Corp.                      1,855
          80          Hartford Financial Services Group, Inc.         4,029
         100          Jefferson-Pilot Corp.                           4,146
         200          John Hancock Financial Services, Inc.           6,146
         120          Lincoln National Corp.                          4,276
         130          Loews Corp.                                     6,148
         390          Marsh & McLennan Cos., Inc.                    19,917
         110          MBIA, Inc.                                      5,363
         500          Metlife, Inc.                                  14,160
          70          MGIC Investment Corp.                           3,265
         380          Principal Financial Group                      12,255
         270          Progressive Corp.                              19,737
         540          Prudential Financial, Inc.                     18,171
         160          Safeco Corp.                                    5,645
          80          Torchmark Corp.                                 2,980
         741    @     Travelers Property Casualty Corp.              11,686
         240          UnumProvident Corp.                             3,218
         110    @@    XL Capital Ltd.                                 9,130
                                                               ------------
                                                                    330,558
                                                               ------------
                      INTERNET: 0.1%
         310    @     eBay, Inc.                                     32,296
         160    @     Symantec Corp.                                  7,018
         370    @     Yahoo!, Inc.                                   12,121
                                                               ------------
                                                                     51,435
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      IRON/STEEL: 0.0%
          60          United States Steel Corp.                $        982
                                                               ------------
                                                                        982
                                                               ------------
                      LEISURE TIME: 0.0%
         100          Brunswick Corp.                                 2,502
         240          Harley-Davidson, Inc.                           9,566
                                                               ------------
                                                                     12,068
                                                               ------------
                      LODGING: 0.0%
         120    @     Harrah's Entertainment, Inc.                    4,829
         270          Hilton Hotels Corp.                             3,453
         170          Marriott Intl., Inc.                            6,531
                                                               ------------
                                                                     14,813
                                                               ------------
                      MACHINERY -- CONSTRUCTION & MINING: 0.0%
         250          Caterpillar, Inc.                              13,915
                                                               ------------
                                                                     13,915
                                                               ------------
                      MACHINERY -- DIVERSIFIED: 0.0%
         280          Deere & Co.                                    12,796
         140          Dover Corp.                                     4,194
         220          Rockwell Automation, Inc.                       5,245
                                                               ------------
                                                                     22,235
                                                               ------------
                      MEDIA: 0.3%
       3,290    @     AOL Time Warner, Inc.                          52,936
         450    @     Clear Channel Communications, Inc.             19,076
       1,660    @     Comcast Corp.                                  50,099
          60          Dow Jones & Co., Inc.                           2,582
         200          Gannett Co., Inc.                              15,362
          60          Knight-Ridder, Inc.                             4,136
         140          McGraw-Hill Cos., Inc.                          8,680
          40          Meredith Corp.                                  1,760
         110          New York Times Co.                              5,005
         220          Tribune Co.                                    10,626
       1,300    @     Viacom, Inc.                                   56,758
       1,460          Walt Disney Co.                                28,835
                                                               ------------
                                                                    255,855
                                                               ------------
                      MINING: 0.0%
         260          Alcoa, Inc.                                     6,630
         140    @     Freeport-McMoRan Copper & Gold, Inc.            3,430
         320          Newmont Mining Corp.                           10,387
          30    @     Phelps Dodge Corp.                              1,150
                                                               ------------
                                                                     21,597
                                                               ------------
                      MISCELLANEOUS MANUFACTURING: 0.4%
         270          3M Co.                                         34,825
          70          Cooper Industries Ltd.                          2,891
          40          Crane Co.                                         905
         120          Danaher Corp.                                   8,166
         330          Eastman Kodak Co.                               9,026
          50          Eaton Corp.                                     3,931
      11,520          General Electric Co.                          330,394
         230          Honeywell Intl., Inc.                           6,176
         220          Illinois Tool Works, Inc.                      14,487
         130    @@    Ingersoll-Rand Co.                              6,152
          60          ITT Industries, Inc.                            3,928
          80          Pall Corp.                                      1,800
         110          Textron, Inc.                                   4,292
       1,420    @@    Tyco Intl. Ltd.                                26,952
                                                               ------------
                                                                    453,925
                                                               ------------
                      OFFICE/BUSINESS EQUIPMENT: 0.0%
         170          Pitney Bowes, Inc.                              6,530
         510    @     Xerox Corp.                                     5,401
                                                               ------------
                                                                     11,931
                                                               ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES M    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      OIL & GAS SERVICES: 0.0%
          50    @     BJ Services Co.                          $      1,868
         320          Halliburton Co.                                 7,360
                                                               ------------
                                                                      9,228
                                                               ------------
                      OIL & GAS: 0.3%
         110          Amerada Hess Corp.                              5,410
         240          Anadarko Petroleum Corp.                       10,673
         119          Apache Corp.                                    7,742
         140          Burlington Resources, Inc.                      7,570
         760          ChevronTexaco Corp.                            54,872
         474          ConocoPhillips                                 25,975
         170          Devon Energy Corp.                              9,078
          80          EOG Resources, Inc.                             3,347
       4,740          Exxon Mobil Corp.                             170,213
          70          Kerr-McGee Corp.                                3,136
         320          Marathon Oil Corp.                              8,432
         100   @,@@   Nabors Industries Ltd.                          3,955
          40    @     Noble Corp.                                     1,372
         450          Occidental Petroleum Corp.                     15,098
          90          Rowan Cos., Inc.                                2,016
          60          Sunoco, Inc.                                    2,264
         230          Transocean, Inc.                                5,053
         200          Unocal Corp.                                    5,738
                                                               ------------
                                                                    341,944
                                                               ------------
                      PACKAGING & CONTAINERS: 0.0%
          60          Ball Corp.                                      2,730
          60          Bemis Co.                                       2,808
         180    @     Pactiv Corp.                                    3,548
          60    @     Sealed Air Corp.                                2,860
                                                               ------------
                                                                     11,946
                                                               ------------
                      PHARMACEUTICALS: 0.5%
       1,120          Abbott Laboratories                            49,011
          30          Allergan, Inc.                                  2,313
         560          Bristol-Myers Squibb Co.                       15,204
         310          Cardinal Health, Inc.                          19,933
         810          Eli Lilly & Co.                                55,866
         340    @     Forest Laboratories, Inc.                      18,615
         193    @     King Pharmaceuticals, Inc.                      2,849
         180    @     Medimmune, Inc.                                 6,546
       2,160          Merck & Co., Inc.                             130,788
       5,612          Pfizer, Inc.                                  191,650
       1,080          Schering-Plough Corp.                          20,088
          70    @     Watson Pharmaceuticals, Inc.                    2,826
         930          Wyeth                                          42,361
                                                               ------------
                                                                    558,050
                                                               ------------
                      PIPELINES: 0.0%
         100          Kinder Morgan, Inc.                             5,465
         360          Williams Cos., Inc.                             2,844
                                                               ------------
                                                                      8,309
                                                               ------------
                      REITS: 0.0%
         280          Equity Office Properties Trust                  7,563
         200          Equity Residential                              5,190
         140          Simon Property Group, Inc.                      5,464
                                                               ------------
                                                                     18,217
                                                               ------------
                      RETAIL: 0.4%
         230    @     Autonation, Inc.                                3,615
          30    @     Autozone, Inc.                                  2,279
         230    @     Bed Bath & Beyond, Inc.                         8,926
          90    @     Best Buy Co., Inc.                              3,953
         130    @     Big Lots, Inc.                                  1,955
         330    @     Costco Wholesale Corp.                         12,078
         310          CVS Corp.                                       8,689
         165          Darden Restaurants, Inc.                        3,132
          50          Dillard's, Inc.                                   673
         420          Dollar General Corp.                            7,669

   Shares                                                         Value
---------------------------------------------------------------------------
         130          Family Dollar Stores                     $      4,960
         240    @     Federated Department Stores                     8,844
         640          Gap, Inc.                                      12,006
       1,680          Home Depot, Inc.                               55,642
         310          JC Penney Co., Inc. Holding Co.                 5,224
         360          Limited Brands                                  5,580
         560          Lowe's Cos., Inc.                              24,052
          90          May Department Stores Co.                       2,003
         860          McDonald's Corp.                               18,972
         320    @     Office Depot, Inc.                              4,643
         170          RadioShack Corp.                                4,473
         460    @     Staples, Inc.                                   8,441
         280    @     Starbucks Corp.                                 6,866
         400          TJX Cos., Inc.                                  7,536
         170    @     Toys R US, Inc.                                 2,060
         980          Walgreen Co.                                   29,498
       3,150          Wal-Mart Stores, Inc.                         169,061
          80          Wendy's Intl., Inc.                             2,318
         240    @     Yum! Brands, Inc.                               7,094
                                                               ------------
                                                                    432,242
                                                               ------------
                      SAVINGS & LOANS: 0.1%
         110          Golden West Financial Corp.                     8,801
       1,140          Washington Mutual, Inc.                        47,082
                                                               ------------
                                                                     55,883
                                                               ------------
                      SEMICONDUCTORS: 0.2%
         250    @     Altera Corp.                                    4,100
         260    @     Analog Devices, Inc.                            9,053
       1,170    @     Applied Materials, Inc.                        18,556
       4,670          Intel Corp.                                    97,061
          50    @     Kla-Tencor Corp.                                2,325
         220          Linear Technology Corp.                         7,086
         420    @     LSI Logic Corp.                                 2,974
         240          Maxim Integrated Products                       8,206
         100    @     Novellus Systems, Inc.                          3,662
         110    @     Nvidia Corp.                                    2,531
          60    @     QLogic Corp.                                    2,900
         260    @     Xilinx, Inc.                                    6,580
                                                               ------------
                                                                    165,034
                                                               ------------
                      SOFTWARE: 0.4%
         180          Adobe Systems, Inc.                             5,772
         100          Autodesk, Inc.                                  1,616
         430          Automatic Data Processing                      14,560
         140    @     BMC Software, Inc.                              2,286
         120    @     Citrix Systems, Inc.                            2,443
         680          Computer Associates Intl., Inc.                15,150
         400    @     Compuware Corp.                                 2,308
         100    @     Electronic Arts, Inc.                           7,399
         530          First Data Corp.                               21,963
         150    @     Fiserv, Inc.                                    5,341
         220          IMS Health, Inc.                                3,958
         200    @     Intuit, Inc.                                    8,906
          70    @     Mercury Interactive Corp.                       2,702
      10,210          Microsoft Corp.                               261,478
       6,330    @     Oracle Corp.                                   76,086
          80    @     Peoplesoft, Inc.                                1,407
         550    @     Siebel Systems, Inc.                            5,247
         500    @     Veritas Software Corp.                         14,335
                                                               ------------
                                                                    452,957
                                                               ------------
                      TELECOMMUNICATIONS: 0.4%
         210          Alltel Corp.                                   10,126
          60    @     Andrew Corp.                                      552
         466          AT&T Corp.                                      8,970
       1,860    @     AT&T Wireless Services, Inc.                   15,270
         430    @     Avaya, Inc.                                     2,778
       1,540          BellSouth Corp.                                41,010

                 See Accompanying Notes to Financial Statements

ING
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FUND
SERIES M    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      TELECOMMUNICATIONS (CONTINUED)
          90          CenturyTel, Inc.                         $      3,136
         390    @     Ciena Corp.                                     2,024
       5,020    @     Cisco Systems, Inc.                            83,784
         210    @     Citizens Communications Co.                     2,707
         150    @     Comverse Technology, Inc.                       2,254
         840          Corning, Inc.                                   6,207
         660          Motorola, Inc.                                  6,224
       1,180    @     Nextel Communications, Inc.                    21,334
         510    @     Qualcomm, Inc.                                 18,232
       2,750          SBC Communications, Inc.                       70,262
         160          Scientific-Atlanta, Inc.                        3,814
         770          Sprint Corp.-FON Group                         11,088
         250    @     Tellabs, Inc.                                   1,642
       2,860          Verizon Communications, Inc.                  112,827
                                                               ------------
                                                                    424,241
                                                               ------------
                      TEXTILES: 0.0%
         120          Cintas Corp.                                    4,253
                                                               ------------
                                                                      4,253
                                                               ------------
                      TOYS/GAMES/HOBBIES: 0.0%
         160          Hasbro, Inc.                                    2,798
         490          Mattel, Inc.                                    9,270
                                                               ------------
                                                                     12,068
                                                               ------------
                      TRANSPORTATION: 0.1%
         280          Burlington Northern Santa Fe Corp.              7,963
          60          CSX Corp.                                       1,805
         350          FedEx Corp.                                    21,710
         280          Norfolk Southern Corp.                          5,376
          70          Union Pacific Corp.                             4,061
       1,300          United Parcel Service, Inc.                    82,810
                                                               ------------
                                                                    123,725
                                                               ------------
                      TRUCKING & LEASING: 0.0%
          80          Ryder System, Inc.                              2,049
                                                               ------------
                                                                      2,049
                                                               ------------
                      Total Common Stocks
                       (Cost $6,323,065)                          6,803,151
                                                               ------------
 Principal
   Amount                                                         Value
---------------------------------------------------------------------------
NOTES/BONDS: 15.7%
                      REGIONAL (STATE/PROVINCE): 6.3%
$  6,979,000          Tennessee Valley Authority, Zero
                       Coupon, due 01/15/06                       6,653,869
                                                               ------------
                                                                  6,653,869
                                                               ------------
                      SOVEREIGN: 9.4%
   2,962,000          FICO Strip, Zero Coupon, due 04/06/06       2,803,006
   5,984,000          Israel Trust, Zero Coupon, due 05/15/06     5,643,522
   1,560,000          Turkey Trust, Zero Coupon, due 05/15/06     1,471,239
                                                               ------------
                                                                  9,917,767
                                                               ------------
                      Total Notes/Bonds
                       (Cost $15,355,432)                        16,571,636
                                                               ------------

 Principal
   Amount                                                         Value
---------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 52.1%
                      FEDERAL HOME LOAN BANK: 22.3%
$ 25,000,000          Zero Coupon, due 06/13/06                $ 23,580,450
                                                               ------------
                                                                 23,580,450
                                                               ------------
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION -- STRIP: 7.5%
   2,538,000          Zero Coupon, due 03/15/06                   2,411,508
   5,800,000          Zero Coupon, due 07/15/06                   5,456,941
                                                               ------------
                                                                  7,868,449
                                                               ------------
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION: 22.3%
  25,000,000          Zero Coupon, due 06/13/06                  23,573,225
                                                               ------------
                                                                 23,573,225
                                                               ------------
                      Total U.S. Government Agency
                       Obligations
                       (Cost $50,459,194)                        55,022,124
                                                               ------------
U.S. TREASURY OBLIGATIONS: 25.1%
                      U.S. TREASURY STRIP: 25.1%
   2,819,000          Zero Coupon, due 05/15/06                   2,690,222
  24,953,000          Zero Coupon, due 05/15/06                  23,802,642
                                                               ------------
                                                                 26,492,864
                                                               ------------
                      Total U.S. Treasury Obligations
                       (Cost $24,470,567)                        26,492,864
                                                               ------------
SHORT-TERM INVESTMENT: 0.8%
                      REPURCHASE AGREEMENT: 0.8%
$    777,000          State Street Repurchase Agreement,
                       dated 06/30/03, 1.100% due 07/01/03,
                       $777,024 to be received upon
                       repurchase (Collateralized by $795,000
                       Federal Home Loan Bank, 1.250%, Market
                       Value $795,994, due 07/02/04)                777,000
                                                               ------------
                      Total Short-Term Investment
                       (Cost $777,000)                              777,000
                                                               ------------

              TOTAL INVESTMENTS IN SECURITIES
               (COST $97,385,258)*                     100.1%  $105,666,775
              OTHER ASSETS AND LIABILITIES-NET          (0.1)      (100,892)
                                                       ------  ------------
              NET ASSETS                               100.0%  $105,565,883
                                                       ======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

     Gross Unrealized Appreciation                                $8,396,378
     Gross Unrealized Depreciation                                  (114,861)
                                                                  ----------
     Net Unrealized Appreciation                                  $8,281,517
                                                                  ==========

                 See Accompanying Notes to Financial Statements

ING
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FUND
SERIES N    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
COMMON STOCKS: 9.4%
                      ADVERTISING: 0.0%
         590          Interpublic Group of Cos., Inc.          $      7,894
         200          Omnicom Group                                  14,340
                                                               ------------
                                                                     22,234
                                                               ------------
                      AEROSPACE/DEFENSE: 0.1%
         930          Boeing Co.                                     31,918
         250          General Dynamics Corp.                         18,125
         150          Goodrich Corp.                                  3,150
         660          Lockheed Martin Corp.                          31,396
          80          Northrop Grumman Corp.                          6,903
         180          Raytheon Co.                                    5,911
         280          Rockwell Collins, Inc.                          6,896
         510          United Technologies Corp.                      36,123
                                                               ------------
                                                                    140,422
                                                               ------------
                      AGRICULTURE: 0.1%
       2,280          Altria Group, Inc.                            103,603
         350          Monsanto Co.                                    7,574
         180          UST, Inc.                                       6,305
                                                               ------------
                                                                    117,482
                                                               ------------
                      AIRLINES: 0.0%
         830          Southwest Airlines Co.                         14,276
                                                               ------------
                                                                     14,276
                                                               ------------
                      APPAREL: 0.1%
         240    @     Jones Apparel Group, Inc.                       7,022
         200          Liz Claiborne, Inc.                             7,050
         350          Nike, Inc.                                     18,722
          90    @     Reebok Intl. Ltd.                               3,027
         190          VF Corp.                                        6,470
                                                               ------------
                                                                     42,291
                                                               ------------
                      AUTO MANUFACTURERS: 0.1%
       3,610          Ford Motor Co.                                 39,674
         260          General Motors Corp.                            9,360
         220          Paccar, Inc.                                   14,863
                                                               ------------
                                                                     63,897
                                                               ------------
                      AUTO PARTS & EQUIPMENT: 0.0%
         100          Cooper Tire & Rubber Co.                        1,759
         210          Dana Corp.                                      2,428
         740          Delphi Corp.                                    6,386
         120          Johnson Controls, Inc.                         10,272
                                                               ------------
                                                                     20,845
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      BANKS: 0.7%
         420          AmSouth Bancorp                          $      9,173
       2,210          Bank of America Corp.                         174,656
         340          Bank of New York Co., Inc.                      9,775
       1,260          Bank One Corp.                                 46,847
         580          BB&T Corp.                                     19,894
         267          Charter One Financial, Inc.                     8,325
         210          Comerica, Inc.                                  9,765
         170          First Tennessee National Corp.                  7,465
       1,140          FleetBoston Financial Corp.                    33,869
         340          Huntington Bancshares, Inc.                     6,637
         510          Keycorp                                        12,888
         310          Marshall & Ilsley Corp.                         9,480
         460          Mellon Financial Corp.                         12,765
       1,110          National City Corp.                            36,308
          70          North Fork Bancorporation, Inc.                 2,384
         130          PNC Financial Services Group, Inc.              6,345
         250          Regions Financial Corp.                         8,445
         430          SouthTrust Corp.                               11,696
         400          State Street Corp.                             15,760
         340          SunTrust Banks, Inc.                           20,176
         250          Union Planters Corp.                            7,758
       2,790          US Bancorp                                     68,355
       2,000          Wachovia Corp.                                 79,920
       1,840          Wells Fargo & Co.                              92,736
         140          Zions Bancorporation                            7,085
                                                               ------------
                                                                    718,507
                                                               ------------
                      BEVERAGES: 0.3%
         910          Anheuser-Busch Cos., Inc.                      46,456
         100          Brown-Forman Corp.                              7,862
       2,730          Coca-Cola Co.                                 126,699
         470          Coca-Cola Enterprises, Inc.                     8,531
          50          Coors (Adolph)                                  2,449
         430          Pepsi Bottling Group, Inc.                      8,609
       1,910          PepsiCo, Inc.                                  84,995
                                                               ------------
                                                                    285,601
                                                               ------------
                      BIOTECHNOLOGY: 0.1%
       1,392    @     Amgen, Inc.                                    92,484
         170    @     Biogen, Inc.                                    6,460
         280    @     Chiron Corp.                                   12,242
         240    @     Genzyme Corp.                                  10,032
                                                               ------------
                                                                    121,218
                                                               ------------
                      BUILDING MATERIALS: 0.0%
          80    @     American Standard Cos., Inc.                    5,914
         510          Masco Corp.                                    12,164
         110          Vulcan Materials Co.                            4,078
                                                               ------------
                                                                     22,156
                                                               ------------
                      CHEMICALS: 0.2%
         290          Air Products & Chemicals, Inc.                 12,064
       1,130          Dow Chemical Co.                               34,985
       1,210          Du Pont EI de Nemours & Co.                    50,384
         100          Eastman Chemical Co.                            3,167
         380          Ecolab, Inc.                                    9,728
         160          Engelhard Corp.                                 3,963
          70          Great Lakes Chemical Corp.                      1,428
         110          International Flavors & Fragrances,
                       Inc.                                           3,512
         230          PPG Industries, Inc.                           11,670
         210          Praxair, Inc.                                  12,621
         300          Rohm & Haas Co.                                 9,309
         190          Sherwin-Williams Co.                            5,107
         100          Sigma-Aldrich Corp.                             5,418
                                                               ------------
                                                                    163,356
                                                               ------------
                      COMMERCIAL SERVICES: 0.1%
         200    @     Apollo Group, Inc.                             12,352
         580    @     Concord EFS, Inc.                               8,538
         170    @     Convergys Corp.                                 2,720
          30          Deluxe Corp.                                    1,344
         200          Equifax, Inc.                                   5,200
         210          H&R Block, Inc.                                 9,083
         350          McKesson Corp.                                 12,509
         160          Moody's Corp.                                   8,434
         400          Paychex, Inc.                                  11,724
         150    @     Quintiles Transnational Corp.                   2,129
          70    @     Robert Half Intl., Inc.                         1,326
         160          RR Donnelley & Sons Co.                         4,182
                                                               ------------
                                                                     79,541
                                                               ------------
                      COMPUTERS: 0.4%
         430    @     Apple Computer, Inc.                            8,222
         200    @     Computer Sciences Corp.                         7,624
       4,820    @     Dell Computer Corp.                           154,047
         100          Electronic Data Systems Corp.                   2,145
       3,260    @     EMC Corp.-Mass                                 34,132
       3,326          Hewlett-Packard Co.                            70,844
       1,840          International Business Machines Corp.         151,800
         250    @     Lexmark Intl., Inc.                            17,693
         360    @     Network Appliance, Inc.                         5,836
       3,520    @     Sun Microsystems, Inc.                         16,192

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES N    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      COMPUTERS (CONTINUED)
         330    @     Sungard Data Systems, Inc.               $      8,550
         420    @     Unisys Corp.                                    5,158
                                                               ------------
                                                                    482,243
                                                               ------------
                      COSMETICS/PERSONAL CARE: 0.3%
          70          Alberto-Culver Co.                              3,577
         110          Avon Products, Inc.                             6,842
         780          Colgate-Palmolive Co.                          45,201
       1,920          Gillette Co.                                   61,171
         590          Kimberly-Clark Corp.                           30,763
       2,410          Procter & Gamble Co.                          214,924
                                                               ------------
                                                                    362,478
                                                               ------------
                      DIVERSIFIED FINANCIAL SERVICES: 0.8%
       1,440          American Express Co.                           60,206
         180          Bear Stearns Cos., Inc.                        13,036
         380          Capital One Financial Corp.                    18,688
         590          Charles Schwab Corp.                            5,953
       5,580          Citigroup, Inc.                               238,824
         200          Countrywide Financial Corp.                    13,914
       1,830          Fannie Mae                                    123,415
         120          Federated Investors, Inc.                       3,290
         280          Franklin Resources, Inc.                       10,940
       1,010          Freddie Mac                                    51,278
         550          Goldman Sachs Group, Inc.                      46,063
       2,180          JP Morgan Chase & Co.                          74,512
         470          Lehman Brothers Holdings, Inc.                 31,246
       1,860          MBNA Corp.                                     38,762
       1,370          Merrill Lynch & Co., Inc.                      63,952
       1,180          Morgan Stanley                                 50,445
         500    @     Providian Financial Corp.                       4,630
         540          SLM Corp.                                      21,152
          50          T Rowe Price Group, Inc.                        1,888
                                                               ------------
                                                                    872,194
                                                               ------------
                      ELECTRIC: 0.3%
         650          AES Corp.                                       4,128
         190          Ameren Corp.                                    8,379
         400          American Electric Power Co., Inc.              11,932
         380          Centerpoint Energy, Inc.                        3,097
         250          Cinergy Corp.                                   9,198
         270          Consolidated Edison, Inc.                      11,686
         220          Constellation Energy Group, Inc.                7,546
         320          Dominion Resources, Inc.                       20,566
         210          DTE Energy Co.                                  8,114
         960          Duke Energy Corp.                              19,152
         420    @     Edison Intl.                                    6,901
         230          Entergy Corp.                                  12,139
         600          Exelon Corp.                                   35,886
         360          FirstEnergy Corp.                              13,842
         280          FPL Group, Inc.                                18,718
         280          NiSource, Inc.                                  5,320
         510    @     PG&E Corp.                                     10,787
         300          PPL Corp.                                      12,900
         280          Progress Energy, Inc.                          12,292
         270          Public Service Enterprise Group, Inc.          11,408
         870          Southern Co.                                   27,109
         340          TXU Corp.                                       7,633
         410          Xcel Energy, Inc.                               6,166
                                                               ------------
                                                                    284,899
                                                               ------------
                      ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
         310    @     American Power Conversion                       4,833
         420          Emerson Electric Co.                           21,462
         270          Molex, Inc.                                     7,287
                                                               ------------
                                                                     33,582
                                                               ------------
                      ELECTRONICS: 0.0%
         370          Applera Corp. -- Applied Biosystems
                       Group                                          7,041
         300    @     Jabil Circuit, Inc.                             6,630
         960    @     Solectron Corp.                                 3,590
         280          Symbol Technologies, Inc.                       3,643
         190    @     Thermo Electron Corp.                           3,994
         130    @     Waters Corp.                                    3,787
                                                               ------------
                                                                     28,685
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      ENGINEERING & CONSTRUCTION: 0.0%
         140          Fluor Corp.                              $      4,710
                                                               ------------
                                                                      4,710
                                                               ------------
                      ENTERTAINMENT: 0.0%
         120    @     International Game Technology                  12,280
                                                               ------------
                                                                     12,280
                                                               ------------
                      ENVIRONMENTAL CONTROL: 0.0%
         290    @     Allied Waste Industries, Inc.                   2,915
         720          Waste Management, Inc.                         17,345
                                                               ------------
                                                                     20,260
                                                               ------------
                      FOOD: 0.2%
         440          Albertson's, Inc.                               8,448
         700          Archer-Daniels-Midland Co.                      9,009
         470          Campbell Soup Co.                              11,515
         590          ConAgra Foods, Inc.                            13,924
         430          General Mills, Inc.                            20,386
         150          Hershey Foods Corp.                            10,449
         700          HJ Heinz Co.                                   23,086
         440          Kellogg Co.                                    15,123
         870    @     Kroger Co.                                     14,512
         150          McCormick & Co., Inc.                           4,080
          50    @     Safeway, Inc.                                   1,023
         910          Sara Lee Corp.                                 17,117
         130          Supervalu, Inc.                                 2,772
         700          Sysco Corp.                                    21,028
         230          Winn-Dixie Stores, Inc.                         2,831
         240          WM Wrigley Jr Co.                              13,495
                                                               ------------
                                                                    188,798
                                                               ------------
                      FOREST PRODUCTS & PAPER: 0.0%
          70          Boise Cascade Corp.                             1,673
         610          International Paper Co.                        21,795
                                                               ------------
                                                                     23,468
                                                               ------------
                      GAS: 0.0%
         190          KeySpan Corp.                                   6,736
          60          Nicor, Inc.                                     2,227
          50          Peoples Energy Corp.                            2,145
         330          Sempra Energy                                   9,415
                                                               ------------
                                                                     20,523
                                                               ------------
                      HAND/MACHINE TOOLS: 0.0%
         140          Black & Decker Corp.                            6,083
          80          Snap-On, Inc.                                   2,322
         110          Stanley Works                                   3,036
                                                               ------------
                                                                     11,441
                                                               ------------
                      HEALTHCARE -- PRODUCTS: 0.3%
         310          Becton Dickinson & Co.                         12,044
         340          Biomet, Inc.                                    9,744
         440    @     Boston Scientific Corp.                        26,884
          60          CR Bard, Inc.                                   4,279
         560    @     Guidant Corp.                                  24,858
       3,240          Johnson & Johnson                             167,508
       1,330          Medtronic, Inc.                                63,800
         210    @     St. Jude Medical, Inc.                         12,075

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES N    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      HEALTHCARE -- PRODUCTS (CONTINUED)
         220          Stryker Corp.                            $     15,261
         220    @     Zimmer Holdings, Inc.                           9,911
                                                               ------------
                                                                    346,364
                                                               ------------
                      HEALTHCARE -- SERVICES: 0.1%
         190          Aetna, Inc.                                    11,438
         280    @     Anthem, Inc.                                   21,602
         100    @     Humana, Inc.                                    1,510
         110    @     Manor Care, Inc.                                2,751
         900          UnitedHealth Group, Inc.                       45,225
         310    @     WellPoint Health Networks                      26,133
                                                               ------------
                                                                    108,659
                                                               ------------
                      HOME BUILDERS: 0.0%
          90          Centex Corp.                                    7,001
          60          KB Home                                         3,719
          20          Pulte Homes, Inc.                               1,233
                                                               ------------
                                                                     11,953
                                                               ------------
                      HOME FURNISHINGS: 0.0%
         250          Leggett & Platt, Inc.                           5,125
          90          Whirlpool Corp.                                 5,733
                                                               ------------
                                                                     10,858
                                                               ------------
                      HOUSEHOLD PRODUCTS/WARES: 0.0%
         110          Avery Dennison Corp.                            5,522
         240          Clorox Co.                                     10,236
         200          Fortune Brands, Inc.                           10,440
                                                               ------------
                                                                     26,198
                                                               ------------
                      HOUSEWARES: 0.0%
         360          Newell Rubbermaid, Inc.                        10,080
                                                               ------------
                                                                     10,080
                                                               ------------
                      INSURANCE: 0.5%
         310    @@    ACE Ltd.                                       10,630
         740          Aflac, Inc.                                    22,755
       1,290          Allstate Corp.                                 45,989
         130          AMBAC Financial Group, Inc.                     8,613
       2,830          American Intl. Group                          156,159
         460          AON Corp.                                      11,077
         200          Chubb Corp.                                    12,000
         190          Cigna Corp.                                     8,919
          70          Cincinnati Financial Corp.                      2,596
         130          Hartford Financial Services Group, Inc.         6,547
         170          Jefferson-Pilot Corp.                           7,048
         350          John Hancock Financial Services, Inc.          10,756
         200          Lincoln National Corp.                          7,126
         240          Loews Corp.                                    11,350
         570          Marsh & McLennan Cos., Inc.                    29,110
         170          MBIA, Inc.                                      8,288
         770          Metlife, Inc.                                  21,806
         170          MGIC Investment Corp.                           7,929
         570          Principal Financial Group                      18,383
         330          Progressive Corp.                              24,123
         840          Prudential Financial, Inc.                     28,266
         210          Safeco Corp.                                    7,409
         150          Torchmark Corp.                                 5,588
       1,214    @     Travelers Property Casualty Corp.              19,145
         110          UnumProvident Corp.                             1,475
         140    @@    XL Capital Ltd.                                11,620
                                                               ------------
                                                                    504,707
                                                               ------------
                      INTERNET: 0.1%
         480    @     eBay, Inc.                                     50,006
         270    @     Symantec Corp.                                 11,842
         700    @     Yahoo!, Inc.                                   22,932
                                                               ------------
                                                                     84,780
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      IRON/STEEL: 0.0%
         150          United States Steel Corp.                $      2,456
                                                               ------------
                                                                      2,456
                                                               ------------
                      LEISURE TIME: 0.0%
          90          Brunswick Corp.                                 2,252
         330          Harley-Davidson, Inc.                          13,154
                                                               ------------
                                                                     15,406
                                                               ------------
                      LODGING: 0.0%
         160    @     Harrah's Entertainment, Inc.                    6,438
         440          Hilton Hotels Corp.                             5,628
         260          Marriott Intl., Inc.                            9,989
                                                               ------------
                                                                     22,055
                                                               ------------
                      MACHINERY -- CONSTRUCTION & MINING: 0.0%
         370          Caterpillar, Inc.                              20,594
                                                               ------------
                                                                     20,594
                                                               ------------
                      MACHINERY -- DIVERSIFIED: 0.0%
         390          Deere & Co.                                    17,823
         220          Dover Corp.                                     6,591
         400          Rockwell Automation, Inc.                       9,536
                                                               ------------
                                                                     33,950
                                                               ------------
                      MEDIA: 0.4%
       4,930    @     AOL Time Warner, Inc.                          79,324
         700    @     Clear Channel Communications, Inc.             29,673
       2,560    @     Comcast Corp.                                  77,261
          80          Dow Jones & Co., Inc.                           3,442
         310          Gannett Co., Inc.                              23,811
         110          Knight-Ridder, Inc.                             7,582
         260          McGraw-Hill Cos., Inc.                         16,120
          80          Meredith Corp.                                  3,520
         170          New York Times Co.                              7,735
         400          Tribune Co.                                    19,320
       1,950    @     Viacom, Inc.                                   85,137
       2,250          Walt Disney Co.                                44,438
                                                               ------------
                                                                    397,363
                                                               ------------
                      MINING: 0.0%
         390          Alcoa, Inc.                                     9,945
         220    @     Freeport-McMoRan Copper & Gold, Inc.            5,390
         500          Newmont Mining Corp.                           16,230
          50    @     Phelps Dodge Corp.                              1,917
                                                               ------------
                                                                     33,482
                                                               ------------
                      MISCELLANEOUS MANUFACTURING: 0.6%
         420          3M Co.                                         54,172
         100          Cooper Industries Ltd.                          4,130
          90          Crane Co.                                       2,037
         180          Danaher Corp.                                  12,249
         600          Eastman Kodak Co.                              16,410
         100          Eaton Corp.                                     7,861
      17,790          General Electric Co.                          510,217
         370          Honeywell Intl., Inc.                           9,935
         320          Illinois Tool Works, Inc.                      21,072
         200    @@    Ingersoll-Rand Co.                              9,464
         100          ITT Industries, Inc.                            6,546
         140          Pall Corp.                                      3,150
         170          Textron, Inc.                                   6,633
       2,130    @@    Tyco Intl. Ltd.                                40,427
                                                               ------------
                                                                    704,303
                                                               ------------
                      OFFICE/BUSINESS EQUIPMENT: 0.0%
         290          Pitney Bowes, Inc.                             11,139
         850    @     Xerox Corp.                                     9,002
                                                               ------------
                                                                     20,141
                                                               ------------

                 See Accompanying Notes to Financial Statements

ING
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FUND
SERIES N    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      OIL & GAS SERVICES: 0.0%
         480          Halliburton Co.                          $     11,040
                                                               ------------
                                                                     11,040
                                                               ------------
                      OIL & GAS: 0.5%
         170          Amerada Hess Corp.                              8,361
         360          Anadarko Petroleum Corp.                       16,009
         175          Apache Corp.                                   11,386
         220          Burlington Resources, Inc.                     11,895
       1,170          ChevronTexaco Corp.                            84,474
         741          ConocoPhillips                                 40,607
         250          Devon Energy Corp.                             13,350
         140          EOG Resources, Inc.                             5,858
       7,320          Exxon Mobil Corp.                             262,861
         110          Kerr-McGee Corp.                                4,928
         620          Marathon Oil Corp.                             16,337
         170   @,@@   Nabors Industries Ltd.                          6,724
          50    @     Noble Corp.                                     1,715
         680          Occidental Petroleum Corp.                     22,814
          30          Rowan Cos., Inc.                                  672
         100          Sunoco, Inc.                                    3,774
         390          Transocean, Inc.                                8,568
         390          Unocal Corp.                                   11,189
                                                               ------------
                                                                    531,522
                                                               ------------
                      PACKAGING & CONTAINERS: 0.0%
         100          Ball Corp.                                      4,551
          90          Bemis Co.                                       4,212
         290    @     Pactiv Corp.                                    5,716
          90    @     Sealed Air Corp.                                4,289
                                                               ------------
                                                                     18,768
                                                               ------------
                      PHARMACEUTICALS: 0.8%
       1,700          Abbott Laboratories                            74,392
          60          Allergan, Inc.                                  4,626
         840          Bristol-Myers Squibb Co.                       22,806
         530          Cardinal Health, Inc.                          34,079
       1,220          Eli Lilly & Co.                                84,143
         530    @     Forest Laboratories, Inc.                      29,018
         350    @     King Pharmaceuticals, Inc.                      5,166
         340    @     Medimmune, Inc.                                12,366
       3,260          Merck & Co., Inc.                             197,393
       8,670          Pfizer, Inc.                                  296,081
       1,600          Schering-Plough Corp.                          29,760
         160    @     Watson Pharmaceuticals, Inc.                    6,459
       1,430          Wyeth                                          65,137
                                                               ------------
                                                                    861,426
                                                               ------------
                      PIPELINES: 0.0%
         150          Kinder Morgan, Inc.                             8,198
         610          Williams Cos., Inc.                             4,819
                                                               ------------
                                                                     13,017
                                                               ------------
                      REITS: 0.0%
         440          Equity Office Properties Trust                 11,884
         310          Equity Residential                              8,045
         250          Simon Property Group, Inc.                      9,758
                                                               ------------
                                                                     29,687
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      RETAIL: 0.6%
         400    @     Autonation, Inc.                         $      6,288
          50    @     Autozone, Inc.                                  3,799
         390    @     Bed Bath & Beyond, Inc.                        15,136
         140    @     Best Buy Co., Inc.                              6,149
         250    @     Big Lots, Inc.                                  3,760
         500          Costco Wholesale Corp.                         18,300
         450          CVS Corp.                                      12,614
         305          Darden Restaurants, Inc.                        5,789
          80          Dillard's, Inc.                                 1,078
         520          Dollar General Corp.                            9,495
         220          Family Dollar Stores                            8,393
         300    @     Federated Department Stores                    11,055
       1,000          Gap, Inc.                                      18,760
       2,590          Home Depot, Inc.                               85,781
         280          JC Penney Co., Inc. Holding Co.                 4,718
         660          Limited Brands                                 10,230
         860          Lowe's Cos., Inc.                              36,937
         140          May Department Stores Co.                       3,116
       1,450          McDonald's Corp.                               31,987
         520    @     Office Depot, Inc.                              7,545
         300          RadioShack Corp.                                7,893
         700    @     Staples, Inc.                                  12,845
         510    @     Starbucks Corp.                                12,505
         600          TJX Cos., Inc.                                 11,304
       1,520          Walgreen Co.                                   45,752
       4,810          Wal-Mart Stores, Inc.                         258,153
         140          Wendy's Intl., Inc.                             4,056
         420    @     Yum! Brands, Inc.                              12,415
                                                               ------------
                                                                    665,853
                                                               ------------
                      SAVINGS & LOANS: 0.1%
         190          Golden West Financial Corp.                    15,202
       1,770          Washington Mutual, Inc.                        73,101
                                                               ------------
                                                                     88,303
                                                               ------------
                      SEMICONDUCTORS: 0.2%
         390    @     Altera Corp.                                    6,396
         430    @     Analog Devices, Inc.                           14,972
       1,810    @     Applied Materials, Inc.                        28,706
       7,280          Intel Corp.                                   151,307
          80    @     Kla-Tencor Corp.                                3,719
         360          Linear Technology Corp.                        11,595
         410    @     LSI Logic Corp.                                 2,903
         380          Maxim Integrated Products                      12,992
         220    @     Novellus Systems, Inc.                          8,056
         170    @     Nvidia Corp.                                    3,912
         150    @     QLogic Corp.                                    7,249
         420    @     Xilinx, Inc.                                   10,630
                                                               ------------
                                                                    262,437
                                                               ------------
                      SOFTWARE: 0.6%
         240          Adobe Systems, Inc.                             7,697
         130          Autodesk, Inc.                                  2,101
         720          Automatic Data Processing                      24,379
         220    @     BMC Software, Inc.                              3,592
         290    @     Citrix Systems, Inc.                            5,904
       1,040          Computer Associates Intl., Inc.                23,171
         600    @     Compuware Corp.                                 3,462
         210    @     Electronic Arts, Inc.                          15,538
         800          First Data Corp.                               33,152
         240    @     Fiserv, Inc.                                    8,546
         310          IMS Health, Inc.                                5,577
         320    @     Intuit, Inc.                                   14,249
         150    @     Mercury Interactive Corp.                       5,791
      15,710          Microsoft Corp.                               402,333
       9,780    @     Oracle Corp.                                  117,555
         120    @     Peoplesoft, Inc.                                2,111
         920    @     Siebel Systems, Inc.                            8,777
         780    @     Veritas Software Corp.                         22,362
                                                               ------------
                                                                    706,297
                                                               ------------
                      TELECOMMUNICATIONS: 0.6%
         330    @     Alltel Corp.                                   15,913
         170    @     Andrew Corp.                                    1,564
         710          AT&T Corp.                                     13,668
       2,870    @     AT&T Wireless Services, Inc.                   23,562
         750    @     Avaya, Inc.                                     4,845
       2,520          BellSouth Corp.                                67,107
         170          CenturyTel, Inc.                                5,924
         720    @     Ciena Corp.                                     3,736
       7,720    @     Cisco Systems, Inc.                           128,846

                 See Accompanying Notes to Financial Statements

ING
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FUND
SERIES N    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      TELECOMMUNICATIONS (CONTINUED)
         440    @     Citizens Communications Co.              $      5,671
         220    @     Comverse Technology, Inc.                       3,306
       1,300          Corning, Inc.                                   9,607
       1,000          Motorola, Inc.                                  9,430
       1,610    @     Nextel Communications, Inc.                    29,109
         930    @     Qualcomm, Inc.                                 33,247
       4,250          SBC Communications, Inc.                      108,587
         290          Scientific-Atlanta, Inc.                        6,913
       1,190          Sprint Corp.-FON Group                         17,136
         460    @     Tellabs, Inc.                                   3,022
       4,430          Verizon Communications, Inc.                  174,763
                                                               ------------
                                                                    665,956
                                                               ------------
                      TEXTILES: 0.0%
         210          Cintas Corp.                                    7,442
                                                               ------------
                                                                      7,442
                                                               ------------
                      TOYS/GAMES/HOBBIES: 0.0%
         200          Hasbro, Inc.                                    3,498
         870          Mattel, Inc.                                   16,460
                                                               ------------
                                                                     19,958
                                                               ------------
                      TRANSPORTATION: 0.2%
         470          Burlington Northern Santa Fe Corp.             13,366
         100          CSX Corp.                                       3,009
         530          FedEx Corp.                                    32,876
         440          Norfolk Southern Corp.                          8,448
         100          Union Pacific Corp.                             5,802
       2,000          United Parcel Service, Inc.                   127,400
                                                               ------------
                                                                    190,901
                                                               ------------
                      TRUCKING & LEASING: 0.0%
         140          Ryder System, Inc.                              3,587
                                                               ------------
                                                                      3,587
                                                               ------------
                      Total Common Stocks
                       (Cost $10,019,989)                        10,586,930
                                                               ------------
 Principal
   Amount                                                         Value
---------------------------------------------------------------------------
NOTES/BONDS: 3.9%
                      DIVERSIFIED FINANCIAL SERVICES: 3.9%
$  4,000,000          General Electric Capital Corp., 5.000%,
                       due 06/15/07                               4,359,264
                                                               ------------
                                                                  4,359,264
                                                               ------------
                      Total Notes/Bonds
                       (Cost $4,173,947)                          4,359,264
                                                               ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 62.8%
                      FEDERAL HOME LOAN BANK SYSTEM: 25.1%
  30,000,000          Zero Coupon, due 09/15/06                  28,032,630
                                                               ------------
                                                                 28,032,630
                                                               ------------
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION -- STRIP: 12.6%
   3,750,000          Zero Coupon, due 01/15/07                   3,462,562
   5,000,000          Zero Coupon, due 07/15/06                   4,704,260
   6,250,000          Zero Coupon, due 07/15/06                   5,880,325
                                                               ------------
                                                                 14,047,147
                                                               ------------
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION: 25.1%
  30,000,000          Zero Coupon, due 09/15/06                  28,032,630
                                                               ------------
                                                                 28,032,630
                                                               ------------
                      Total U.S. Government Agency
                       Obligations
                       (Cost $65,385,522)                        70,112,407
                                                               ------------
U.S. TREASURY OBLIGATIONS: 23.2%
                      U.S. TREASURY STRIP: 23.2%
   4,260,000          Zero Coupon, due 02/15/07                   3,965,148
   2,676,000          Zero Coupon, due 02/15/07                   2,490,783
     120,000          Zero Coupon, due 05/15/06                     114,468
  20,284,000          Zero Coupon, due 05/15/06                  19,357,386
                                                               ------------
                                                                 25,927,785
                                                               ------------
                      Total U.S. Treasury Obligations
                       (Cost $24,728,554)                        25,927,785
                                                               ------------
SHORT-TERM INVESTMENT: 0.8%
                      REPURCHASE AGREEMENT: 0.8%
     872,000          State Street Repurchase Agreement,
                       dated 06/30/03, 1.100% due 07/01/03,
                       $872,027 to be received upon
                       repurchase (Collateralized by $890,000
                       Federal Home Loan Bank, 1.300%, Market
                       Value $890,835, due 06/30/04)                872,000
                                                               ------------
                      Total Short-Term Investment
                       (Cost $872,000)                              872,000
                                                               ------------


              TOTAL INVESTMENTS IN SECURITIES
               (COST $105,180,012)*                    100.1%  $111,858,386
              OTHER ASSETS AND LIABILITIES-NET          (0.1)       (87,843)
                                                      -------  ------------
              NET ASSETS                               100.0%  $111,770,543
                                                      =======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

      Gross Unrealized Appreciation                               $6,877,290
      Gross Unrealized Depreciation                                 (198,916)
                                                                  ----------
      Net Unrealized Appreciation                                 $6,678,374
                                                                  ==========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES P    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                                          Value
---------------------------------------------------------------------------
COMMON STOCKS: 6.0%
                     ADVERTISING: 0.0%
        360          Interpublic Group of Cos., Inc.           $      4,817
        230          Omnicom Group                                   16,491
                                                               ------------
                                                                     21,308
                                                               ------------
                     AEROSPACE/DEFENSE: 0.1%
      1,030          Boeing Co.                                      35,350
        270          General Dynamics Corp.                          19,575
        200          Goodrich Corp.                                   4,200
        720          Lockheed Martin Corp.                           34,250
         86          Northrop Grumman Corp.                           7,421
        200          Raytheon Co.                                     6,568
        310          Rockwell Collins, Inc.                           7,635
        560          United Technologies Corp.                       39,665
                                                               ------------
                                                                    154,664
                                                               ------------
                     AGRICULTURE: 0.1%
      2,550          Altria Group, Inc.                             115,872
        500          Monsanto Co.                                    10,820
        220          UST, Inc.                                        7,707
                                                               ------------
                                                                    134,399
                                                               ------------
                     AIRLINES: 0.0%
        920          Southwest Airlines Co.                          15,824
                                                               ------------
                                                                     15,824
                                                               ------------
                     APPAREL: 0.0%
        260    @     Jones Apparel Group, Inc.                        7,608
        210          Liz Claiborne, Inc.                              7,403
        370          Nike, Inc.                                      19,791
        100    @     Reebok Intl. Ltd.                                3,363
        220          VF Corp.                                         7,491
                                                               ------------
                                                                     45,656
                                                               ------------
                     AUTO MANUFACTURERS: 0.0%
      3,790          Ford Motor Co.                                  41,652
        280          General Motors Corp.                            10,080
        235          Paccar, Inc.                                    15,877
                                                               ------------
                                                                     67,609
                                                               ------------
                     AUTO PARTS & EQUIPMENT: 0.0%
        110          Cooper Tire & Rubber Co.                         1,935
        140          Dana Corp.                                       1,618
        510          Delphi Corp.                                     4,401
        140          Johnson Controls, Inc.                          11,984
                                                               ------------
                                                                     19,938
                                                               ------------
                     BANKS: 0.4%
        470          AmSouth Bancorp                                 10,265
      2,450          Bank of America Corp.                          193,624
        380          Bank of New York Co., Inc.                      10,925
      1,390          Bank One Corp.                                  51,680
        630          BB&T Corp.                                      21,609
        323          Charter One Financial, Inc.                     10,071
        230          Comerica, Inc.                                  10,695
        190          First Tennessee National Corp.                   8,343
      1,260          FleetBoston Financial Corp.                     37,435
        410          Huntington Bancshares, Inc.                      8,003
        600          Keycorp                                         15,162
        300          Marshall & Ilsley Corp.                          9,174
        500          Mellon Financial Corp.                          13,875
      1,250          National City Corp.                             40,888
         70          North Fork Bancorporation, Inc.                  2,384
        140          PNC Financial Services Group, Inc.               6,833
        270          Regions Financial Corp.                          9,121
        510          SouthTrust Corp.                                13,872
        480          State Street Corp.                              18,912
        330          SunTrust Banks, Inc.                            19,582
        240          Union Planters Corp.                             7,447
      3,120          US Bancorp                                      76,440

  Shares                                                          Value
---------------------------------------------------------------------------
      2,230          Wachovia Corp.                            $     89,111
      2,050          Wells Fargo & Co.                              103,320
        110          Zions Bancorporation                             5,567
                                                               ------------
                                                                    794,338
                                                               ------------
                     BEVERAGES: 0.2%
      1,040          Anheuser-Busch Cos., Inc.                       53,092
         80          Brown-Forman Corp.                               6,290
      3,060          Coca-Cola Co.                                  142,015
        530          Coca-Cola Enterprises, Inc.                      9,620
         60          Coors (Adolph)                                   2,939
        380          Pepsi Bottling Group, Inc.                       7,608
      2,130          PepsiCo, Inc.                                   94,785
                                                               ------------
                                                                    316,349
                                                               ------------
                     BIOTECHNOLOGY: 0.1%
      1,554    @     Amgen, Inc.                                    103,248
        180    @     Biogen, Inc.                                     6,840
        320    @     Chiron Corp.                                    13,990
        260    @     Genzyme Corp.                                   10,868
                                                               ------------
                                                                    134,946
                                                               ------------
                     BUILDING MATERIALS: 0.0%
         90    @     American Standard Cos., Inc.                     6,654
        580          Masco Corp.                                     13,833
        120          Vulcan Materials Co.                             4,448
                                                               ------------
                                                                     24,935
                                                               ------------
                     CHEMICALS: 0.1%
        350          Air Products & Chemicals, Inc.                  14,560
      1,270          Dow Chemical Co.                                39,319
      1,360          Du Pont EI de Nemours & Co.                     56,630
        130          Eastman Chemical Co.                             4,117
        400          Ecolab, Inc.                                    10,240
        180          Engelhard Corp.                                  4,459
         60          Great Lakes Chemical Corp.                       1,224
        110          International Flavors & Fragrances, Inc.         3,512
        260          PPG Industries, Inc.                            13,192
        260          Praxair, Inc.                                   15,626
        360          Rohm & Haas Co.                                 11,171
        200          Sherwin-Williams Co.                             5,376
        100          Sigma-Aldrich Corp.                              5,418
                                                               ------------
                                                                    184,844
                                                               ------------
                     COMMERCIAL SERVICES: 0.1%
        220    @     Apollo Group, Inc.                              13,587
        480    @     Cendant Corp.                                    8,794
        640    @     Concord EFS, Inc.                                9,421
        240    @     Convergys Corp.                                  3,840
         30          Deluxe Corp.                                     1,344
        200          Equifax, Inc.                                    5,200
        230          H&R Block, Inc.                                  9,948
        440          McKesson Corp.                                  15,726
        180          Moody's Corp.                                    9,488
        440          Paychex, Inc.                                   12,896
        190    @     Quintiles Transnational Corp.                    2,696
        210    @     Robert Half Intl., Inc.                          3,977
        180          RR Donnelley & Sons Co.                          4,705
                                                               ------------
                                                                    101,622
                                                               ------------
                     COMPUTERS: 0.3%
        480    @     Apple Computer, Inc.                             9,178
        230    @     Computer Sciences Corp.                          8,768
      5,390    @     Dell Computer Corp.                            172,264
        220          Electronic Data Systems Corp.                    4,719
      3,650    @     EMC Corp.-Mass.                                 38,216
      3,729          Hewlett-Packard Co.                             79,428
      2,060          International Business Machines Corp.          169,950
        280    @     Lexmark Intl., Inc.                             19,816
        400    @     Network Appliance, Inc.                          6,484
      3,950    @     Sun Microsystems, Inc.                          18,170

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES P    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
---------------------------------------------------------------------------
                     COMPUTERS (CONTINUED)
        380    @     Sungard Data Systems, Inc.                $      9,846
        460    @     Unisys Corp.                                     5,649
                                                               ------------
                                                                    542,488
                                                               ------------
                     COSMETICS/PERSONAL CARE: 0.2%
         90          Alberto-Culver Co.                               4,599
        120          Avon Products, Inc.                              7,464
        880          Colgate-Palmolive Co.                           50,996
      2,140          Gillette Co.                                    68,180
        620          Kimberly-Clark Corp.                            32,327
      2,680          Procter & Gamble Co.                           239,002
                                                               ------------
                                                                    402,568
                                                               ------------
                     DIVERSIFIED FINANCIAL SERVICES: 0.5%
      1,600          American Express Co.                            66,896
        220          Bear Stearns Cos., Inc.                         15,932
        390          Capital One Financial Corp.                     19,180
        660          Charles Schwab Corp.                             6,659
      6,210          Citigroup, Inc.                                265,788
        270          Countrywide Financial Corp.                     18,784
      2,040          Fannie Mae                                     137,578
        300          Franklin Resources, Inc.                        11,721
      1,120          Freddie Mac                                     56,862
        580          Goldman Sachs Group, Inc.                       48,575
      2,440          JP Morgan Chase & Co.                           83,399
        520          Lehman Brothers Holdings, Inc.                  34,570
      2,095          MBNA Corp.                                      43,660
      1,530          Merrill Lynch & Co., Inc.                       71,420
      1,320          Morgan Stanley                                  56,430
        430    @     Providian Financial Corp.                        3,982
        570          SLM Corp.                                       22,327
        160          T Rowe Price Group, Inc.                         6,040
                                                               ------------
                                                                    969,803
                                                               ------------
                     ELECTRIC: 0.2%
        720          AES Corp.                                        4,572
        210          Ameren Corp.                                     9,261
        440          American Electric Power Co., Inc.               13,125
        520          Centerpoint Energy, Inc.                         4,238
        390          Cinergy Corp.                                   14,348
        300          Consolidated Edison, Inc.                       12,984
        250          Constellation Energy Group, Inc.                 8,575
        420          Dominion Resources, Inc.                        26,993
        210          DTE Energy Co.                                   8,114
      1,060          Duke Energy Corp.                               21,147
        550    @     Edison Intl.                                     9,037
        260          Entergy Corp.                                   13,723
        680          Exelon Corp.                                    40,671
        400          FirstEnergy Corp.                               15,380
        310          FPL Group, Inc.                                 20,724
        340          NiSource, Inc.                                   6,460
        560    @     PG&E Corp.                                      11,844
        340          PPL Corp.                                       14,620
        330          Progress Energy, Inc.                           14,487
        310          Public Service Enterprise Group, Inc.           13,098
        980          Southern Co.                                    30,537
        380          TXU Corp.                                        8,531
        460          Xcel Energy, Inc.                                6,918
                                                               ------------
                                                                    329,387
                                                               ------------
                     ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
        350    @     American Power Conversion                        5,457
        480          Emerson Electric Co.                            24,528
        260          Molex, Inc.                                      7,017
                                                               ------------
                                                                     37,002
                                                               ------------

  Shares                                                          Value
---------------------------------------------------------------------------
                     ELECTRONICS: 0.0%
        260          Applera Corp. -- Applied Biosystems
                      Group                                    $      4,948
        230    @     Jabil Circuit, Inc.                              5,083
         50    @     Sanmina-SCI Corp.                                  316
      1,080    @     Solectron Corp.                                  4,039
        340          Symbol Technologies, Inc.                        4,423
        130          Tektronix, Inc.                                  2,808
         90    @     Thermo Electron Corp.                            1,892
        160    @     Waters Corp.                                     4,661
                                                               ------------
                                                                     28,170
                                                               ------------
                     ENGINEERING & CONSTRUCTION: 0.0%
        160          Fluor Corp.                                      5,382
                                                               ------------
                                                                      5,382
                                                               ------------
                     ENTERTAINMENT: 0.0%
        120    @     International Game Technology                   12,280
                                                               ------------
                                                                     12,280
                                                               ------------
                     ENVIRONMENTAL CONTROL: 0.0%
        360    @     Allied Waste Industries, Inc.                    3,618
        690          Waste Management, Inc.                          16,622
                                                               ------------
                                                                     20,240
                                                               ------------
                     FOOD: 0.1%
        400          Albertson's, Inc.                                7,680
        630          Archer-Daniels-Midland Co.                       8,108
        400          Campbell Soup Co.                                9,800
        660          ConAgra Foods, Inc.                             15,576
        480          General Mills, Inc.                             22,757
        190          Hershey Foods Corp.                             13,235
        770          HJ Heinz Co.                                    25,395
        490          Kellogg Co.                                     16,841
      1,080    @     Kroger Co.                                      18,014
        160          McCormick & Co., Inc.                            4,352
        200    @     Safeway, Inc.                                    4,092
      1,030          Sara Lee Corp.                                  19,374
        210          Supervalu, Inc.                                  4,477
        790          Sysco Corp.                                     23,732
        140          Winn-Dixie Stores, Inc.                          1,723
        280          WM Wrigley Jr Co.                               15,744
                                                               ------------
                                                                    210,900
                                                               ------------
                     FOREST PRODUCTS & PAPER: 0.0%
         90          Boise Cascade Corp.                              2,151
        630          International Paper Co.                         22,510
                                                               ------------
                                                                     24,661
                                                               ------------
                     GAS: 0.0%
        190          KeySpan Corp.                                    6,736
         40          Nicor, Inc.                                      1,484
         40          Peoples Energy Corp.                             1,716
        240          Sempra Energy                                    6,847
                                                               ------------
                                                                     16,783
                                                               ------------
                     HAND/MACHINE TOOLS: 0.0%
        150          Black & Decker Corp.                             6,518
        100          Snap-On, Inc.                                    2,903
        130          Stanley Works                                    3,588
                                                               ------------
                                                                     13,009
                                                               ------------
                     HEALTHCARE -- PRODUCTS: 0.2%
         70          Bausch & Lomb, Inc.                              2,625
        350          Becton Dickinson & Co.                          13,598
        340          Biomet, Inc.                                     9,744
        500    @     Boston Scientific Corp.                         30,550
         90          CR Bard, Inc.                                    6,418
        610    @     Guidant Corp.                                   27,078
      3,600          Johnson & Johnson                              186,120
      1,490          Medtronic, Inc.                                 71,475

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES P    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
---------------------------------------------------------------------------
                     HEALTHCARE -- PRODUCTS (CONTINUED)
        240    @     St. Jude Medical, Inc.                    $     13,800
        250          Stryker Corp.                                   17,343
        240    @     Zimmer Holdings, Inc.                           10,812
                                                               ------------
                                                                    389,563
                                                               ------------
                     HEALTHCARE -- SERVICES: 0.1%
        250          Aetna, Inc.                                     15,050
        320    @     Anthem, Inc.                                    24,688
        370    @     Humana, Inc.                                     5,587
        130    @     Manor Care, Inc.                                 3,251
      1,020          UnitedHealth Group, Inc.                        51,255
        330    @     WellPoint Health Networks                       27,819
                                                               ------------
                                                                    127,650
                                                               ------------
                     HOME BUILDERS: 0.0%
        120          Centex Corp.                                     9,335
        100          KB Home                                          6,198
         30          Pulte Homes, Inc.                                1,850
                                                               ------------
                                                                     17,383
                                                               ------------
                     HOME FURNISHINGS: 0.0%
        270          Leggett & Platt, Inc.                            5,535
        120          Whirlpool Corp.                                  7,644
                                                               ------------
                                                                     13,179
                                                               ------------
                     HOUSEHOLD PRODUCTS/WARES: 0.0%
         50          Avery Dennison Corp.                             2,510
        270          Clorox Co.                                      11,516
        230          Fortune Brands, Inc.                            12,006
                                                               ------------
                                                                     26,032
                                                               ------------
                     HOUSEWARES: 0.0%
        380          Newell Rubbermaid, Inc.                         10,640
                                                               ------------
                                                                     10,640
                                                               ------------
                     INSURANCE: 0.3%
        340    @@    ACE Ltd.                                        11,659
        820          Aflac, Inc.                                     25,215
      1,450          Allstate Corp.                                  51,693
        150          AMBAC Financial Group, Inc.                      9,938
      3,150          American Intl. Group                           173,817
        430          AON Corp.                                       10,354
        230          Chubb Corp.                                     13,800
        180          Cigna Corp.                                      8,449
         90          Cincinnati Financial Corp.                       3,338
        140          Hartford Financial Services Group, Inc.          7,050
        190          Jefferson-Pilot Corp.                            7,877
        420          John Hancock Financial Services, Inc.           12,907
        220          Lincoln National Corp.                           7,839
        270          Loews Corp.                                     12,768
        640          Marsh & McLennan Cos., Inc.                     32,685
        210          MBIA, Inc.                                      10,238
        860          Metlife, Inc.                                   24,355
        130          MGIC Investment Corp.                            6,063
        630          Principal Financial Group                       20,318
        460          Progressive Corp.                               33,626
        940          Prudential Financial, Inc.                      31,631
        310          Safeco Corp.                                    10,937
        160          Torchmark Corp.                                  5,960
      1,398    @     Travelers Property Casualty Corp.               22,046
        140          UnumProvident Corp.                              1,877
        200    @@    XL Capital Ltd.                                 16,600
                                                               ------------
                                                                    573,040
                                                               ------------
                     INTERNET: 0.1%
        530    @     eBay, Inc.                                      55,215
        290    @     Symantec Corp.                                  12,719
        820    @     Yahoo!, Inc.                                    26,863
                                                               ------------
                                                                     94,797
                                                               ------------

  Shares                                                          Value
---------------------------------------------------------------------------
                     IRON/STEEL: 0.0%
        170          United States Steel Corp.                 $      2,783
                                                               ------------
                                                                      2,783
                                                               ------------
                     LEISURE TIME: 0.0%
         90          Brunswick Corp.                                  2,252
        450          Harley-Davidson, Inc.                           17,937
                                                               ------------
                                                                     20,189
                                                               ------------
                     LODGING: 0.0%
        210    @     Harrah's Entertainment, Inc.                     8,450
        380          Hilton Hotels Corp.                              4,860
        300          Marriott Intl., Inc.                            11,526
                                                               ------------
                                                                     24,836
                                                               ------------
                     MACHINERY -- CONSTRUCTION & MINING: 0.0%
        420          Caterpillar, Inc.                               23,377
                                                               ------------
                                                                     23,377
                                                               ------------
                     MACHINERY -- DIVERSIFIED: 0.0%
        430          Deere & Co.                                     19,651
        240          Dover Corp.                                      7,190
        300          Rockwell Automation, Inc.                        7,152
                                                               ------------
                                                                     33,993
                                                               ------------
                     MEDIA: 0.2%
      5,490    @     AOL Time Warner, Inc.                           88,334
        770    @     Clear Channel Communications, Inc.              32,640
      2,840    @     Comcast Corp.                                   85,711
        100          Dow Jones & Co., Inc.                            4,303
        320          Gannett Co., Inc.                               24,579
        110          Knight-Ridder, Inc.                              7,582
        270          McGraw-Hill Cos., Inc.                          16,740
         90          Meredith Corp.                                   3,960
        200          New York Times Co.                               9,100
        370          Tribune Co.                                     17,871
      2,250    @     Viacom, Inc.                                    98,235
      2,500          Walt Disney Co.                                 49,375
                                                               ------------
                                                                    438,430
                                                               ------------
                     METAL FABRICATE/HARDWARE: 0.0%
         80          Worthington Industries                           1,072
                                                               ------------
                                                                      1,072
                                                               ------------
                     MINING: 0.0%
        440          Alcoa, Inc.                                     11,220
        220    @     Freeport-McMoRan Copper & Gold, Inc.             5,390
        560          Newmont Mining Corp.                            18,178
         50    @     Phelps Dodge Corp.                               1,917
                                                               ------------
                                                                     36,705
                                                               ------------
                     MISCELLANEOUS MANUFACTURING: 0.4%
        470          3M Co.                                          60,621
        130          Cooper Industries Ltd.                           5,369
         90          Crane Co.                                        2,037
        220          Danaher Corp.                                   14,971
        640          Eastman Kodak Co.                               17,504
        110          Eaton Corp.                                      8,647
     19,860          General Electric Co.                           569,585
        410          Honeywell Intl., Inc.                           11,009
        390          Illinois Tool Works, Inc.                       25,682
        240    @@    Ingersoll-Rand Co.                              11,357
        100          ITT Industries, Inc.                             6,546
        160          Pall Corp.                                       3,600
        190          Textron, Inc.                                    7,414
      2,380    @@    Tyco Intl. Ltd.                                 45,172
                                                               ------------
                                                                    789,514
                                                               ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES P    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
---------------------------------------------------------------------------
                     OFFICE/BUSINESS EQUIPMENT: 0.0%
        350          Pitney Bowes, Inc.                        $     13,444
      1,210    @     Xerox Corp.                                     12,814
                                                               ------------
                                                                     26,258
                                                               ------------
                     OIL & GAS SERVICES: 0.0%
        530          Halliburton Co.                                 12,190
                                                               ------------
                                                                     12,190
                                                               ------------
                     OIL & GAS: 0.3%
        200          Amerada Hess Corp.                               9,836
        420          Anadarko Petroleum Corp.                        18,677
        207          Apache Corp.                                    13,467
        250          Burlington Resources, Inc.                      13,518
      1,300          ChevronTexaco Corp.                             93,860
        821          ConocoPhillips                                  44,991
        280          Devon Energy Corp.                              14,952
        160          EOG Resources, Inc.                              6,694
      8,170          Exxon Mobil Corp.                              293,385
        120          Kerr-McGee Corp.                                 5,376
        690          Marathon Oil Corp.                              18,182
        200   @,@@   Nabors Industries Ltd.                           7,910
         70    @     Noble Corp.                                      2,401
        760          Occidental Petroleum Corp.                      25,498
        150          Rowan Cos., Inc.                                 3,360
        110          Sunoco, Inc.                                     4,151
        430          Transocean, Inc.                                 9,447
        380          Unocal Corp.                                    10,902
                                                               ------------
                                                                    596,607
                                                               ------------
                     PACKAGING & CONTAINERS: 0.0%
        110          Ball Corp.                                       5,006
        110          Bemis Co.                                        5,148
        300    @     Pactiv Corp.                                     5,913
        100    @     Sealed Air Corp.                                 4,766
                                                               ------------
                                                                     20,833
                                                               ------------
                     PHARMACEUTICALS: 0.5%
      1,900          Abbott Laboratories                             83,144
         60          Allergan, Inc.                                   4,626
        940          Bristol-Myers Squibb Co.                        25,521
        550          Cardinal Health, Inc.                           35,365
      1,350          Eli Lilly & Co.                                 93,110
        600    @     Forest Laboratories, Inc.                       32,850
        380    @     King Pharmaceuticals, Inc.                       5,609
        340    @     Medimmune, Inc.                                 12,366
      3,640          Merck & Co., Inc.                              220,402
      9,652          Pfizer, Inc.                                   329,616
      1,890          Schering-Plough Corp.                           35,154
        130    @     Watson Pharmaceuticals, Inc.                     5,248
      1,590          Wyeth                                           72,425
                                                               ------------
                                                                    955,436
                                                               ------------
                     PIPELINES: 0.0%
        150          Kinder Morgan, Inc.                              8,198
        680          Williams Cos., Inc.                              5,372
                                                               ------------
                                                                     13,570
                                                               ------------
                     REITS: 0.0%
        480          Equity Office Properties Trust                  12,965
        340          Equity Residential                               8,823
        270          Simon Property Group, Inc.                      10,538
                                                               ------------
                                                                     32,326
                                                               ------------
                     RETAIL: 0.4%
        440    @     Autonation, Inc.                                 6,917
         60    @     Autozone, Inc.                                   4,558
        430    @     Bed Bath & Beyond, Inc.                         16,688
        160    @     Best Buy Co., Inc.                               7,027
        280    @     Big Lots, Inc.                                   4,211
        600          Costco Wholesale Corp.                          21,960
        520          CVS Corp.                                       14,576

  Shares                                                          Value
---------------------------------------------------------------------------
        350          Darden Restaurants, Inc.                  $      6,643
         90          Dillard's, Inc.                                  1,212
        490          Dollar General Corp.                             8,947
        220          Family Dollar Stores                             8,393
        410    @     Federated Department Stores                     15,109
      1,100          Gap, Inc.                                       20,636
      2,890          Home Depot, Inc.                                95,717
        310          JC Penney Co., Inc. Holding Co.                  5,224
        700          Limited Brands                                  10,850
        950          Lowe's Cos., Inc.                               40,803
        150          May Department Stores Co.                        3,339
      1,570          McDonald's Corp.                                34,634
        620    @     Office Depot, Inc.                               8,996
        340          RadioShack Corp.                                 8,945
        790    @     Staples, Inc.                                   14,497
        570    @     Starbucks Corp.                                 13,976
        670          TJX Cos., Inc.                                  12,623
        280    @     Toys R US, Inc.                                  3,394
      1,700          Walgreen Co.                                    51,170
      5,360          Wal-Mart Stores, Inc.                          287,671
        170          Wendy's Intl., Inc.                              4,925
        440    @     Yum! Brands, Inc.                               13,006
                                                               ------------
                                                                    746,647
                                                               ------------
                     SAVINGS & LOANS: 0.1%
        200          Golden West Financial Corp.                     16,002
      1,980          Washington Mutual, Inc.                         81,774
                                                               ------------
                                                                     97,776
                                                               ------------
                     SEMICONDUCTORS: 0.1%
        490    @     Altera Corp.                                     8,036
        490    @     Analog Devices, Inc.                            17,062
      2,030    @     Applied Materials, Inc.                         32,196
      8,100          Intel Corp.                                    168,350
        100    @     Kla-Tencor Corp.                                 4,649
        410          Linear Technology Corp.                         13,206
        510    @     LSI Logic Corp.                                  3,611
        430          Maxim Integrated Products                       14,702
        180    @     Novellus Systems, Inc.                           6,592
         90    @     Nvidia Corp.                                     2,071
        100    @     QLogic Corp.                                     4,833
        350    @     Xilinx, Inc.                                     8,859
                                                               ------------
                                                                    284,167
                                                               ------------
                     SOFTWARE: 0.4%
        310          Adobe Systems, Inc.                              9,942
        190          Autodesk, Inc.                                   3,070
        740          Automatic Data Processing                       25,056
        390    @     BMC Software, Inc.                               6,369
        200    @     Citrix Systems, Inc.                             4,072
      1,170          Computer Associates Intl., Inc.                 26,068
        700    @     Compuware Corp.                                  4,039
        170    @     Electronic Arts, Inc.                           12,578
        900          First Data Corp.                                37,296
        260    @     Fiserv, Inc.                                     9,258
        420          IMS Health, Inc.                                 7,556
        430    @     Intuit, Inc.                                    19,148
        150    @     Mercury Interactive Corp.                        5,791
     17,670          Microsoft Corp.                                452,529
     10,920    @     Oracle Corp.                                   131,258
        140    @     Peoplesoft, Inc.                                 2,463
      1,010    @     Siebel Systems, Inc.                             9,635
        860    @     Veritas Software Corp.                          24,656
                                                               ------------
                                                                    790,784
                                                               ------------
                     TELECOMMUNICATIONS: 0.4%
        370    @     Alltel Corp.                                    17,841
        120    @     Andrew Corp.                                     1,104
        796          AT&T Corp.                                      15,323

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES P    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
---------------------------------------------------------------------------
                     TELECOMMUNICATIONS (CONTINUED)
      3,200    @     AT&T Wireless Services, Inc.              $     26,272
        840    @     Avaya, Inc.                                      5,426
      2,820          BellSouth Corp.                                 75,096
        140          CenturyTel, Inc.                                 4,879
        800    @     Ciena Corp.                                      4,152
      8,600    @     Cisco Systems, Inc.                            143,534
        390    @     Citizens Communications Co.                      5,027
        280    @     Comverse Technology, Inc.                        4,208
      1,460          Corning, Inc.                                   10,789
      1,120          Motorola, Inc.                                  10,561
      1,810    @     Nextel Communications, Inc.                     32,725
      1,020    @     Qualcomm, Inc.                                  36,465
      4,740          SBC Communications, Inc.                       121,107
        230          Scientific-Atlanta, Inc.                         5,483
      1,330          Sprint Corp.-FON Group                          19,152
        460    @     Tellabs, Inc.                                    3,022
      4,930          Verizon Communications, Inc.                   194,488
                                                               ------------
                                                                    736,654
                                                               ------------
                     TEXTILES: 0.0%
        260          Cintas Corp.                                     9,214
                                                               ------------
                                                                      9,214
                                                               ------------
                     TOYS/GAMES/HOBBIES: 0.0%
        200          Hasbro, Inc.                                     3,498
        980          Mattel, Inc.                                    18,541
                                                               ------------
                                                                     22,039
                                                               ------------
                     TRANSPORTATION: 0.1%
        530          Burlington Northern Santa Fe Corp.              15,073
        590          FedEx Corp.                                     36,597
        500          Norfolk Southern Corp.                           9,600
        130          Union Pacific Corp.                              7,542
      2,240          United Parcel Service, Inc.                    142,688
                                                               ------------
                                                                    211,500
                                                               ------------
                     TRUCKING & LEASING: 0.0%
        140          Ryder System, Inc.                               3,587
                                                               ------------
                                                                      3,587
                                                               ------------
                     Total Common Stocks
                      (Cost $11,152,131)                         11,811,876
                                                               ------------
 Principal
  Amount                                                          Value
---------------------------------------------------------------------------
NOTES/BONDS: 19.8%
                     SOVEREIGN: 19.8%
$13,420,000          FICO Strip, Zero Coupon, due 09/07/06     $ 12,532,602
  6,210,000          FICO Strip, Zero Coupon, due 12/06/06        5,740,896
  2,894,000          FICO Strip, Zero Coupon, due 12/27/06        2,668,925
  1,113,000          Israel Trust, Zero Coupon, due 11/15/06      1,031,769
  5,800,000          Israel Trust, Zero Coupon, due 11/15/06      5,376,693
 12,673,000          Turkey Trust, Zero Coupon, due 11/15/06     11,748,074
                                                               ------------
                                                                 39,098,959
                                                               ------------
                     Total Notes/Bonds
                      (Cost $37,128,273)                         39,098,959
                                                               ------------

 Principal
  Amount                                                          Value
---------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 54.4%
                     FEDERAL HOME LOAN MORTGAGE CORPORATION: 9.3%
$20,000,000          Zero Coupon, due 01/26/07                 $ 18,428,540
                                                               ------------
                                                                 18,428,540
                                                               ------------
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION -- STRIP: 2.9%
  6,250,000          Zero Coupon, due 01/15/07                    5,770,937
                                                               ------------
                                                                  5,770,937
                                                               ------------
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION: 42.2%
 90,000,000          Zero Coupon, due 12/15/06                   83,305,530
                                                               ------------
                                                                 83,305,530
                                                               ------------
                     Total U.S. Government Agency Obligations
                      (Cost $98,907,632)                        107,505,007
                                                               ------------
U.S. TREASURY OBLIGATIONS: 19.0%
                     U.S. TREASURY STRIP: 19.0%
 36,042,000          Zero Coupon, due 02/15/07                   33,547,389
  4,260,000          Zero Coupon, due 05/15/06                    4,065,394
                                                               ------------
                                                                 37,612,783
                                                               ------------
                     Total U.S. Treasury Obligations
                      (Cost $35,892,092)                         37,612,783
                                                               ------------
SHORT-TERM INVESTMENT: 0.9%
                     REPURCHASE AGREEMENT: 0.9%
  1,722,000          State Street Repurchase Agreement, dated
                      06/30/03, 1.100% due 07/01/03,
                      $1,722,053 to be received upon
                      repurchase (Collateralized by
                      $1,755,000 Federal National Mortgage
                      Association, 1.450%, Market Value
                      $1,759,717, due 05/14/04)                $  1,722,000
                                                               ------------
                     Total Short-Term Investment
                      (Cost $1,722,000)                           1,722,000
                                                               ------------

             TOTAL INVESTMENTS IN SECURITIES
              (COST $184,802,128)*                     100.1%  $197,750,625
             OTHER ASSETS AND LIABILITIES-NET           (0.1)      (192,029)
                                                       ------  ------------
             NET ASSETS                                100.0%  $197,558,596
                                                       ======  ============

 @     Non-income producing security
 @@    Foreign Issuer
 *     Cost for federal income tax purposes is the same as for
       financial statement purposes. Net unrealized appreciation
       consists of:

      Gross Unrealized Appreciation                              $13,170,331
      Gross Unrealized Depreciation                                 (221,834)
                                                                 -----------
      Net Unrealized Appreciation                                $12,948,497
                                                                 ===========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES Q    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
COMMON STOCKS: 12.5%
                      ADVERTISING: 0.0%
       1,300          Interpublic Group of Cos., Inc.          $     17,394
         600          Omnicom Group                                  43,020
                                                               ------------
                                                                     60,414
                                                               ------------
                      AEROSPACE/DEFENSE: 0.2%
       2,200          Boeing Co.                                     75,504
         600          General Dynamics Corp.                         43,500
         400          Goodrich Corp.                                  8,400
       1,580          Lockheed Martin Corp.                          75,161
         185          Northrop Grumman Corp.                         15,964
         400          Raytheon Co.                                   13,136
         670          Rockwell Collins, Inc.                         16,502
       1,180          United Technologies Corp.                      83,579
                                                               ------------
                                                                    331,746
                                                               ------------
                      AGRICULTURE: 0.1%
       5,270          Altria Group, Inc.                            239,469
         850          Monsanto Co.                                   18,394
         450          UST, Inc.                                      15,764
                                                               ------------
                                                                    273,627
                                                               ------------
                      AIRLINES: 0.0%
       1,900          Southwest Airlines Co.                         32,680
                                                               ------------
                                                                     32,680
                                                               ------------
                      APPAREL: 0.1%
         590    @     Jones Apparel Group, Inc.                      17,263
         480          Liz Claiborne, Inc.                            16,920
         810          Nike, Inc.                                     43,327
         230    @     Reebok Intl. Ltd.                               7,735
         290          VF Corp.                                        9,875
                                                               ------------
                                                                     95,120
                                                               ------------
                      AUTO MANUFACTURERS: 0.1%
       8,020          Ford Motor Co.                                 88,140
         600          General Motors Corp.                           21,600
         530          Paccar, Inc.                                   35,807
                                                               ------------
                                                                    145,547
                                                               ------------
                      AUTO PARTS & EQUIPMENT: 0.0%
         240          Cooper Tire & Rubber Co.                        4,222
         330          Dana Corp.                                      3,815
       1,950          Delphi Corp.                                   16,829
         290          Johnson Controls, Inc.                         24,824
                                                               ------------
                                                                     49,690
                                                               ------------
                      BANKS: 0.9%
       1,000          AmSouth Bancorp                                21,840
       5,310          Bank of America Corp.                         419,649
         800          Bank of New York Co., Inc.                     23,000
       2,960          Bank One Corp.                                110,053
       1,360          BB&T Corp.                                     46,648
         681          Charter One Financial, Inc.                    21,234
         470          Comerica, Inc.                                 21,855
         380          First Tennessee National Corp.                 16,686
       2,940          FleetBoston Financial Corp.                    87,347
         800          Huntington Bancshares, Inc.                    15,616
       1,240          Keycorp                                        31,335
         670          Marshall & Ilsley Corp.                        20,489
       1,100          Mellon Financial Corp.                         30,525
       2,670          National City Corp.                            87,336
         150          North Fork Bancorporation, Inc.                 5,109
         300          PNC Financial Services Group, Inc.             14,643
         570          Regions Financial Corp.                        19,255
         960          SouthTrust Corp.                               26,112
         930          State Street Corp.                             36,642
         810          SunTrust Banks, Inc.                           48,065
         770          Union Planters Corp.                           23,893
       6,720          US Bancorp                                    164,640

   Shares                                                         Value
---------------------------------------------------------------------------
       4,700          Wachovia Corp.                           $    187,812
       4,340          Wells Fargo & Co.                             218,736
         300          Zions Bancorporation                           15,183
                                                               ------------
                                                                  1,713,703
                                                               ------------
                      BEVERAGES: 0.4%
       2,310          Anheuser-Busch Cos., Inc.                     117,926
         200          Brown-Forman Corp.                             15,724
       6,440          Coca-Cola Co.                                 298,880
       1,500          Coca-Cola Enterprises, Inc.                    27,225
         100          Coors (Adolph)                                  4,898
         980          Pepsi Bottling Group, Inc.                     19,620
       4,500          PepsiCo, Inc.                                 200,250
                                                               ------------
                                                                    684,523
                                                               ------------
                      BIOTECHNOLOGY: 0.1%
       3,306    @     Amgen, Inc.                                   219,651
         400    @     Biogen, Inc.                                   15,200
         700    @     Chiron Corp.                                   30,604
         550    @     Genzyme Corp.                                  22,990
                                                               ------------
                                                                    288,445
                                                               ------------
                      BUILDING MATERIALS: 0.0%
         190    @     American Standard Cos., Inc.                   14,047
       1,250          Masco Corp.                                    29,813
         250          Vulcan Materials Co.                            9,268
                                                               ------------
                                                                     53,128
                                                               ------------
                      CHEMICALS: 0.2%
         640          Air Products & Chemicals, Inc.                 26,624
       2,700          Dow Chemical Co.                               83,592
       2,970          Du Pont EI de Nemours & Co.                   123,671
         210          Eastman Chemical Co.                            6,651
         780          Ecolab, Inc.                                   19,968
         400          Engelhard Corp.                                 9,908
         150          Great Lakes Chemical Corp.                      3,060
         300          International Flavors & Fragrances,
                       Inc.                                           9,579
         500          PPG Industries, Inc.                           25,370
         440          Praxair, Inc.                                  26,444
         870          Rohm & Haas Co.                                26,996
         400          Sherwin-Williams Co.                           10,752
         250          Sigma-Aldrich Corp.                            13,545
                                                               ------------
                                                                    386,160
                                                               ------------
                      COMMERCIAL SERVICES: 0.1%
         470    @     Apollo Group, Inc.                             29,027
       1,050    @     Cendant Corp.                                  19,236
       1,400    @     Concord EFS, Inc.                              20,608
         500    @     Convergys Corp.                                 8,000
         140          Deluxe Corp.                                    6,272
         410          Equifax, Inc.                                  10,660
         500          H&R Block, Inc.                                21,625
         810          McKesson Corp.                                 28,949
         400          Moody's Corp.                                  21,084
         950          Paychex, Inc.                                  27,845
         500    @     Quintiles Transnational Corp.                   7,095
         150    @     Robert Half Intl., Inc.                         2,841
         350          RR Donnelley & Sons Co.                         9,149
                                                               ------------
                                                                    212,391
                                                               ------------
                      COMPUTERS: 0.6%
       1,000    @     Apple Computer, Inc.                           19,120
         460    @     Computer Sciences Corp.                        17,535
      11,570    @     Dell Computer Corp.                           369,777
         250          Electronic Data Systems Corp.                   5,363
       7,850    @     EMC Corp.-Mass                                 82,190
       7,837          Hewlett-Packard Co.                           166,928
       4,410          International Business Machines Corp.         363,825
         600    @     Lexmark Intl., Inc.                            42,462
         900    @     Network Appliance, Inc.                        14,589

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES Q    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      COMPUTERS (CONTINUED)
       8,450    @     Sun Microsystems, Inc.                   $     38,870
         750    @     Sungard Data Systems, Inc.                     19,433
       1,000    @     Unisys Corp.                                   12,280
                                                               ------------
                                                                  1,152,372
                                                               ------------
                      COSMETICS/PERSONAL CARE: 0.4%
         200          Alberto-Culver Co.                             10,220
         250          Avon Products, Inc.                            15,550
       1,900          Colgate-Palmolive Co.                         110,105
       4,630          Gillette Co.                                  147,512
       1,390          Kimberly-Clark Corp.                           72,475
       5,800          Procter & Gamble Co.                          517,244
                                                               ------------
                                                                    873,106
                                                               ------------
                      DIVERSIFIED FINANCIAL SERVICES: 1.0%
       3,410          American Express Co.                          142,572
         430          Bear Stearns Cos., Inc.                        31,141
         810          Capital One Financial Corp.                    39,836
       1,370          Charles Schwab Corp.                           13,823
      13,580          Citigroup, Inc.                               581,224
         570          Countrywide Financial Corp.                    39,655
       4,430          Fannie Mae                                    298,759
         650          Franklin Resources, Inc.                       25,396
       2,450          Freddie Mac                                   124,387
       1,300          Goldman Sachs Group, Inc.                     108,875
       5,160          JP Morgan Chase & Co.                         176,369
       1,120          Lehman Brothers Holdings, Inc.                 74,458
       4,485          MBNA Corp.                                     93,467
       3,280          Merrill Lynch & Co., Inc.                     153,110
       2,800          Morgan Stanley                                119,700
       1,170    @     Providian Financial Corp.                      10,834
       1,110          SLM Corp.                                      43,479
         350          T Rowe Price Group, Inc.                       13,213
                                                               ------------
                                                                  2,090,298
                                                               ------------
                      ELECTRIC: 0.4%
       1,500          AES Corp.                                       9,525
         450          Ameren Corp.                                   19,845
         970          American Electric Power Co., Inc.              28,935
         850          Centerpoint Energy, Inc.                        6,928
         790          Cinergy Corp.                                  29,064
         610          Consolidated Edison, Inc.                      26,401
         500          Constellation Energy Group, Inc.               17,150
         890          Dominion Resources, Inc.                       57,200
         410          DTE Energy Co.                                 15,842
       2,250          Duke Energy Corp.                              44,888
       1,150    @     Edison Intl.                                   18,895
         570          Entergy Corp.                                  30,085
       1,450          Exelon Corp.                                   86,725
         820          FirstEnergy Corp.                              31,529
         550          FPL Group, Inc.                                36,768
         940          NiSource, Inc.                                 17,860
       1,170    @     PG&E Corp.                                     24,746
         700          PPL Corp.                                      30,100
         670          Progress Energy, Inc.                          29,413
         650          Public Service Enterprise Group, Inc.          27,463
       2,030          Southern Co.                                   63,255
         800          TXU Corp.                                      17,960
         950          Xcel Energy, Inc.                              14,288
                                                               ------------
                                                                    684,865
                                                               ------------
                      ELECTRICAL COMPONENTS & EQUIPMENT: 0.1%
         730    @     American Power Conversion                      11,381
       1,180          Emerson Electric Co.                           60,298
         590          Molex, Inc.                                    15,924
                                                               ------------
                                                                     87,603
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      ELECTRONICS: 0.1%
         640          Applera Corp. -- Applied Biosystems
                       Group                                   $     12,179
         460    @     Jabil Circuit, Inc.                            10,166
       1,950    @     Sanmina-SCI Corp.                              12,305
       2,350    @     Solectron Corp.                                 8,789
         700          Symbol Technologies, Inc.                       9,107
         300          Tektronix, Inc.                                 6,480
         500    @     Thermo Electron Corp.                          10,510
         400    @     Waters Corp.                                   11,652
                                                               ------------
                                                                     81,188
                                                               ------------
                      ENGINEERING & CONSTRUCTION: 0.0%
         350          Fluor Corp.                                    11,774
                                                               ------------
                                                                     11,774
                                                               ------------
                      ENTERTAINMENT: 0.0%
         250    @     International Game Technology                  25,583
                                                               ------------
                                                                     25,583
                                                               ------------
                      ENVIRONMENTAL CONTROL: 0.0%
         800    @     Allied Waste Industries, Inc.                   8,040
       1,770          Waste Management, Inc.                         42,639
                                                               ------------
                                                                     50,679
                                                               ------------
                      FOOD: 0.2%
         990          Albertson's, Inc.                              19,008
       1,630          Archer-Daniels-Midland Co.                     20,978
       1,080          Campbell Soup Co.                              26,460
       1,400          ConAgra Foods, Inc.                            33,040
       1,000          General Mills, Inc.                            47,410
         380          Hershey Foods Corp.                            26,471
       1,600          HJ Heinz Co.                                   52,768
       1,020          Kellogg Co.                                    35,057
       2,050    @     Kroger Co.                                     34,194
         350          McCormick & Co., Inc.                           9,520
         500    @     Safeway, Inc.                                  10,230
       2,080          Sara Lee Corp.                                 39,125
         550          Supervalu, Inc.                                11,726
       1,650          Sysco Corp.                                    49,566
         320          Winn-Dixie Stores, Inc.                         3,939
         550          WM Wrigley Jr Co.                              30,927
                                                               ------------
                                                                    450,419
                                                               ------------
                      FOREST PRODUCTS & PAPER: 0.0%
         250          Boise Cascade Corp.                             5,975
       1,370          International Paper Co.                        48,950
                                                               ------------
                                                                     54,925
                                                               ------------
                      GAS: 0.0%
         430          KeySpan Corp.                                  15,244
          70          Nicor, Inc.                                     2,598
         100          Peoples Energy Corp.                            4,289
         530          Sempra Energy                                  15,121
                                                               ------------
                                                                     37,252
                                                               ------------
                      HAND/MACHINE TOOLS: 0.0%
         330          Black & Decker Corp.                           14,339
         300          Snap-On, Inc.                                   8,709
         230          Stanley Works                                   6,348
                                                               ------------
                                                                     29,396
                                                               ------------
                      HEALTHCARE -- PRODUCTS: 0.4%
         750          Becton Dickinson & Co.                         29,138
         750          Biomet, Inc.                                   21,495
       1,040    @     Boston Scientific Corp.                        63,544
         150          CR Bard, Inc.                                  10,697
       1,420    @     Guidant Corp.                                  63,034
       7,780          Johnson & Johnson                             402,226
       3,150          Medtronic, Inc.                               151,106

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES Q    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      HEALTHCARE -- PRODUCTS (CONTINUED)
         530    @     St. Jude Medical, Inc.                   $     30,475
         500          Stryker Corp.                                  34,685
         500    @     Zimmer Holdings, Inc.                          22,525
                                                               ------------
                                                                    828,925
                                                               ------------
                      HEALTHCARE -- SERVICES: 0.1%
         550          Aetna, Inc.                                    33,110
         660    @     Anthem, Inc.                                   50,919
         700    @     Humana, Inc.                                   10,570
         270    @     Manor Care, Inc.                                6,753
       2,160          UnitedHealth Group, Inc.                      108,540
         750    @     WellPoint Health Networks                      63,225
                                                               ------------
                                                                    273,117
                                                               ------------
                      HOME BUILDERS: 0.0%
         270          Centex Corp.                                   21,003
         220          KB Home                                        13,636
          50          Pulte Homes, Inc.                               3,083
                                                               ------------
                                                                     37,722
                                                               ------------
                      HOME FURNISHINGS: 0.0%
         830          Leggett & Platt, Inc.                          17,015
         200          Whirlpool Corp.                                12,740
                                                               ------------
                                                                     29,755
                                                               ------------
                      HOUSEHOLD PRODUCTS/WARES: 0.0%
         280          Avery Dennison Corp.                           14,056
         590          Clorox Co.                                     25,164
         460          Fortune Brands, Inc.                           24,012
                                                               ------------
                                                                     63,232
                                                               ------------
                      HOUSEWARES: 0.0%
         810          Newell Rubbermaid, Inc.                        22,680
                                                               ------------
                                                                     22,680
                                                               ------------
                      INSURANCE: 0.6%
         730    @@    ACE Ltd.                                       25,032
       1,760          Aflac, Inc.                                    54,120
       3,250          Allstate Corp.                                115,863
         280          AMBAC Financial Group, Inc.                    18,550
       6,850          American Intl. Group                          377,983
       1,050          AON Corp.                                      25,284
         460          Chubb Corp.                                    27,600
         430          Cigna Corp.                                    20,184
         150          Cincinnati Financial Corp.                      5,564
         300          Hartford Financial Services Group, Inc.        15,108
         420          Jefferson-Pilot Corp.                          17,413
         820          John Hancock Financial Services, Inc.          25,199
         450          Lincoln National Corp.                         16,034
         610          Loews Corp.                                    28,847
       1,550          Marsh & McLennan Cos., Inc.                    79,159
         370          MBIA, Inc.                                     18,038
       1,850          Metlife, Inc.                                  52,392
         280          MGIC Investment Corp.                          13,059
       1,360          Principal Financial Group                      43,860
       1,000          Progressive Corp.                              73,100
       2,000          Prudential Financial, Inc.                     67,300
         650          Safeco Corp.                                   22,932
         350          Torchmark Corp.                                13,038
       3,006    @     Travelers Property Casualty Corp.              47,405
         290          UnumProvident Corp.                             3,889
         350    @@    XL Capital Ltd.                                29,050
                                                               ------------
                                                                  1,236,003
                                                               ------------
                      INTERNET: 0.1%
       1,150    @     eBay, Inc.                                    119,807
         650    @     Symantec Corp.                                 28,509
       1,660    @     Yahoo!, Inc.                                   54,382
                                                               ------------
                                                                    202,698
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      IRON/STEEL: 0.0%
         200          United States Steel Corp.                $      3,274
                                                               ------------
                                                                      3,274
                                                               ------------
                      LEISURE TIME: 0.0%
         360          Brunswick Corp.                                 9,007
         780          Harley-Davidson, Inc.                          31,091
                                                               ------------
                                                                     40,098
                                                               ------------
                      LODGING: 0.0%
         490    @     Harrah's Entertainment, Inc.                   19,718
       1,100          Hilton Hotels Corp.                            14,069
         650          Marriott Intl., Inc.                           24,973
                                                               ------------
                                                                     58,760
                                                               ------------
                      MACHINERY -- CONSTRUCTION & MINING: 0.0%
         900          Caterpillar, Inc.                              50,094
                                                               ------------
                                                                     50,094
                                                               ------------
                      MACHINERY -- DIVERSIFIED: 0.1%
         910          Deere & Co.                                    41,587
         550          Dover Corp.                                    16,478
         830          Rockwell Automation, Inc.                      19,787
                                                               ------------
                                                                     77,852
                                                               ------------
                      MEDIA: 0.5%
      12,250    @     AOL Time Warner, Inc.                         197,103
       1,600    @     Clear Channel Communications, Inc.             67,824
       6,350    @     Comcast Corp.                                 191,643
         200          Dow Jones & Co., Inc.                           8,606
         710          Gannett Co., Inc.                              54,535
         260          Knight-Ridder, Inc.                            17,922
         620          McGraw-Hill Cos., Inc.                         38,440
         170          Meredith Corp.                                  7,480
         400          New York Times Co.                             18,200
         840          Tribune Co.                                    40,572
       4,830    @     Viacom, Inc.                                  210,878
       5,300          Walt Disney Co.                               104,675
                                                               ------------
                                                                    957,878
                                                               ------------
                      METAL FABRICATE/HARDWARE: 0.0%
         300          Worthington Industries                          4,020
                                                               ------------
                                                                      4,020
                                                               ------------
                      MINING: 0.1%
         950          Alcoa, Inc.                                    24,225
         150    @     Freeport-McMoRan Copper & Gold, Inc.            3,675
       1,180          Newmont Mining Corp.                           38,303
         300    @     Phelps Dodge Corp.                             11,502
                                                               ------------
                                                                     77,705
                                                               ------------
                      MISCELLANEOUS MANUFACTURING: 0.8%
         990          3M Co.                                        127,690
         300          Cooper Industries Ltd.                         12,390
         150          Crane Co.                                       3,395
         460          Danaher Corp.                                  31,303
       1,330          Eastman Kodak Co.                              36,376
         200          Eaton Corp.                                    15,722
      42,840          General Electric Co.                        1,228,651
         840          Honeywell Intl., Inc.                          22,554
         850          Illinois Tool Works, Inc.                      55,973
         550    @@    Ingersoll-Rand Co.                             26,026
         240          ITT Industries, Inc.                           15,710
         350          Pall Corp.                                      7,875
         530          Textron, Inc.                                  20,681
       5,100    @@    Tyco Intl. Ltd.                                96,798
                                                               ------------
                                                                  1,701,144
                                                               ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES Q    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      OFFICE/BUSINESS EQUIPMENT: 0.0%
         690          Pitney Bowes, Inc.                       $     26,503
       2,190    @     Xerox Corp.                                    23,192
                                                               ------------
                                                                     49,695
                                                               ------------
                      OIL & GAS SERVICES: 0.0%
       1,300          Halliburton Co.                                29,900
                                                               ------------
                                                                     29,900
                                                               ------------
                      OIL & GAS: 0.6%
         220          Amerada Hess Corp.                             10,820
         900          Anadarko Petroleum Corp.                       40,023
         418          Apache Corp.                                   27,195
         540          Burlington Resources, Inc.                     29,198
       2,750          ChevronTexaco Corp.                           198,550
       1,713          ConocoPhillips                                 93,872
         590          Devon Energy Corp.                             31,506
         300          EOG Resources, Inc.                            12,552
      17,520          Exxon Mobil Corp.                             629,143
         250          Kerr-McGee Corp.                               11,200
       1,490          Marathon Oil Corp.                             39,262
         350   @,@@   Nabors Industries Ltd.                         13,843
         150    @     Noble Corp.                                     5,145
       1,630          Occidental Petroleum Corp.                     54,687
         350          Rowan Cos., Inc.                                7,840
         250          Sunoco, Inc.                                    9,435
         800          Transocean, Inc.                               17,576
         940          Unocal Corp.                                   26,969
                                                               ------------
                                                                  1,258,816
                                                               ------------
                      PACKAGING & CONTAINERS: 0.0%
         250          Ball Corp.                                     11,378
         140          Bemis Co.                                       6,552
         570    @     Pactiv Corp.                                   11,235
         200    @     Sealed Air Corp.                                9,532
                                                               ------------
                                                                     38,697
                                                               ------------
                      PHARMACEUTICALS: 1.0%
       4,000          Abbott Laboratories                           175,040
         150          Allergan, Inc.                                 11,565
       2,000          Bristol-Myers Squibb Co.                       54,300
       1,150          Cardinal Health, Inc.                          73,945
       2,900          Eli Lilly & Co.                               200,013
       1,240    @     Forest Laboratories, Inc.                      67,890
         790    @     King Pharmaceuticals, Inc.                     11,660
         750    @     Medimmune, Inc.                                27,277
       7,970          Merck & Co., Inc.                             482,584
      21,036          Pfizer, Inc.                                  718,379
       4,130          Schering-Plough Corp.                          76,818
         250    @     Watson Pharmaceuticals, Inc.                   10,092
       3,400          Wyeth                                         154,870
                                                               ------------
                                                                  2,064,433
                                                               ------------
                      PIPELINES: 0.0%
         350          Kinder Morgan, Inc.                            19,127
       1,450          Williams Cos., Inc.                            11,455
                                                               ------------
                                                                     30,582
                                                               ------------
                      REITS: 0.1%
       1,050          Equity Office Properties Trust                 28,360
         750          Equity Residential                             19,462
         650          Simon Property Group, Inc.                     25,369
                                                               ------------
                                                                     73,191
                                                               ------------
                      RETAIL: 0.8%
         950    @     Autonation, Inc.                               14,934
         130    @     Autozone, Inc.                                  9,876
         940    @     Bed Bath & Beyond, Inc.                        36,481
         350    @     Best Buy Co., Inc.                             15,372
         450    @     Big Lots, Inc.                                  6,768
       1,200          Costco Wholesale Corp.                         43,920
       1,050          CVS Corp.                                      29,431

   Shares                                                         Value
---------------------------------------------------------------------------
         645          Darden Restaurants, Inc.                 $     12,242
         240          Dillard's, Inc.                                 3,232
       1,550          Dollar General Corp.                           28,303
         470          Family Dollar Stores                           17,930
         860    @     Federated Department Stores                    31,691
       2,400          Gap, Inc.                                      45,024
       6,410          Home Depot, Inc.                              212,299
         840          JC Penney Co., Inc. Holding Co.                14,154
       1,660          Limited Brands                                 25,730
       2,030          Lowe's Cos., Inc.                              87,188
         330          May Department Stores Co.                       7,345
       3,410          McDonald's Corp.                               75,224
       1,350    @     Office Depot, Inc.                             19,588
         760          RadioShack Corp.                               19,995
       1,710    @     Staples, Inc.                                  31,378
       1,170    @     Starbucks Corp.                                28,688
       1,420          TJX Cos., Inc.                                 26,752
         600    @     Toys R US, Inc.                                 7,272
       3,650          Walgreen Co.                                  109,865
      11,510          Wal-Mart Stores, Inc.                         617,741
         320          Wendy's Intl., Inc.                             9,270
         960    @     Yum! Brands, Inc.                              28,377
                                                               ------------
                                                                  1,616,070
                                                               ------------
                      SAVINGS & LOANS: 0.1%
         420          Golden West Financial Corp.                    33,604
       4,230          Washington Mutual, Inc.                       174,699
                                                               ------------
                                                                    208,303
                                                               ------------
                      SEMICONDUCTORS: 0.3%
       1,000    @     Altera Corp.                                   16,400
       1,050    @     Analog Devices, Inc.                           36,561
       4,390    @     Applied Materials, Inc.                        69,625
      17,390          Intel Corp.                                   361,434
         200    @     Kla-Tencor Corp.                                9,298
         850          Linear Technology Corp.                        27,378
         650    @     LSI Logic Corp.                                 4,602
         910          Maxim Integrated Products                      31,113
         370    @     Novellus Systems, Inc.                         13,550
         400    @     Nvidia Corp.                                    9,204
         240    @     QLogic Corp.                                   11,599
         890    @     Xilinx, Inc.                                   22,526
                                                               ------------
                                                                    613,290
                                                               ------------
                      SOFTWARE: 0.9%
         690          Adobe Systems, Inc.                            22,128
         270          Autodesk, Inc.                                  4,363
       1,700          Automatic Data Processing                      57,562
         570    @     BMC Software, Inc.                              9,308
         700    @     Citrix Systems, Inc.                           14,252
       2,540          Computer Associates Intl., Inc.                56,591
       1,600    @     Compuware Corp.                                 9,232
         500    @     Electronic Arts, Inc.                          36,995
       1,940          First Data Corp.                               80,393
         550    @     Fiserv, Inc.                                   19,585
         750          IMS Health, Inc.                               13,492
         740    @     Intuit, Inc.                                   32,952
         350    @     Mercury Interactive Corp.                      13,513
      38,130          Microsoft Corp.                               976,509
      23,550    @     Oracle Corp.                                  283,071
         290    @     Peoplesoft, Inc.                                5,101
       2,140    @     Siebel Systems, Inc.                           20,415
       1,890    @     Veritas Software Corp.                         54,186
                                                               ------------
                                                                  1,709,648
                                                               ------------
                      TELECOMMUNICATIONS: 0.8%
         760    @     Alltel Corp.                                   36,647
         420    @     Andrew Corp.                                    3,864
       1,712          AT&T Corp.                                     32,956

                 See Accompanying Notes to Financial Statements

ING
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FUND
SERIES Q    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      TELECOMMUNICATIONS (CONTINUED)
       6,800    @     AT&T Wireless Services, Inc.             $     55,828
       1,350    @     Avaya, Inc.                                     8,721
       5,990          BellSouth Corp.                               159,513
         370          CenturyTel, Inc.                               12,894
       1,600    @     Ciena Corp.                                     8,304
      18,560    @     Cisco Systems, Inc.                           309,766
       1,100    @     Citizens Communications Co.                    14,179
         610    @     Comverse Technology, Inc.                       9,168
       3,150          Corning, Inc.                                  23,278
       2,440          Motorola, Inc.                                 23,009
       3,900    @     Nextel Communications, Inc.                    70,512
       2,000    @     Qualcomm, Inc.                                 71,500
      10,240          SBC Communications, Inc.                      261,632
         650          Scientific-Atlanta, Inc.                       15,496
       2,860          Sprint Corp.-FON Group                         41,184
         760    @     Tellabs, Inc.                                   4,993
      10,650          Verizon Communications, Inc.                  420,142
                                                               ------------
                                                                  1,583,586
                                                               ------------
                      TEXTILES: 0.0%
         490          Cintas Corp.                                   17,365
                                                               ------------
                                                                     17,365
                                                               ------------
                      TOYS/GAMES/HOBBIES: 0.0%
         410          Hasbro, Inc.                                    7,171
       2,140          Mattel, Inc.                                   40,488
                                                               ------------
                                                                     47,659
                                                               ------------
                      TRANSPORTATION: 0.2%
       1,070          Burlington Northern Santa Fe Corp.             30,430
       1,290          FedEx Corp.                                    80,018
       1,000          Norfolk Southern Corp.                         19,200
         240          Union Pacific Corp.                            13,924
       4,840          United Parcel Service, Inc.                   308,308
                                                               ------------
                                                                    451,880
                                                               ------------
                      TRUCKING & LEASING: 0.0%
         300          Ryder System, Inc.                              7,686
                                                               ------------
                                                                      7,686
                                                               ------------
                      Total Common Stocks
                       (Cost $24,138,950)                        25,422,392
                                                               ------------
 Principal
   Amount                                                         Value
---------------------------------------------------------------------------
NOTES/BONDS: 15.5%
                      DIVERSIFIED FINANCIAL SERVICES: 3.2%
$  6,000,000          General Electric Capital Corp.,
                       5.000%, due 06/15/08                       6,538,896
                                                               ------------
                                                                  6,538,896
                                                               ------------
                      SOVEREIGN: 12.3%
   3,500,000          FICO Strip, Zero Coupon, due 04/06/07       3,189,193
  12,637,000          FICO Strip, Zero Coupon, due 05/11/07      11,463,553
   3,645,000          FICO Strip, Zero Coupon, due 05/30/07       3,299,315

 Principal
   Amount                                                         Value
---------------------------------------------------------------------------
$  7,007,000          Israel Trust, Zero Coupon, due 05/15/07  $  6,359,434
   1,000,000          Israel Trust, Zero Coupon, due 05/15/07       907,583
                                                               ------------
                                                                 25,219,078
                                                               ------------
                      Total Notes/Bonds
                       (Cost $29,660,387)                        31,757,974
                                                               ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 50.5%
                      FEDERAL HOME LOAN MORTGAGE CORPORATION: 9.0%
  20,000,000          Zero Coupon, due 01/26/07                  18,428,540
                                                               ------------
                                                                 18,428,540
                                                               ------------
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION: 41.5%
  89,300,000          Zero Coupon, due 03/15/07                  81,999,367
   3,021,000          Zero Coupon, due 03/15/07                   2,773,060
                                                               ------------
                                                                 84,772,427
                                                               ------------
                      Total U.S. Government Agency
                       Obligations
                       (Cost $93,487,576)                       103,200,967
                                                               ------------
U.S. TREASURY OBLIGATIONS: 20.8%
                      U.S. TREASURY STRIP: 20.8%
  45,537,000          Zero Coupon, due 02/15/07                  42,385,202
                                                               ------------
                                                                 42,385,202
                                                               ------------
                      Total U.S. Treasury Obligations
                       (Cost $40,466,319)                        42,385,202
                                                               ------------
SHORT-TERM INVESTMENT: 0.8%
                      REPURCHASE AGREEMENT: 0.8%
$  1,621,000          State Street Repurchase Agreement,
                       dated 06/30/03, 1.100% due 07/01/03,
                       $1,621,050 to be received upon
                       repurchase (Collateralized by
                       $1,650,000 Federal Home Loan Bank,
                       1.350%, Market Value $1,657,115,
                       due 03/30/04)                              1,621,000
                                                               ------------
                      Total Short-Term Investment
                       (Cost $1,621,000)                          1,621,000
                                                               ------------

              TOTAL INVESTMENTS IN SECURITIES
               (COST $189,374,232)*                    100.1%  $204,387,535
              OTHER ASSETS AND LIABILITIES-NET          (0.1)      (154,019)
                                                       ------  ------------
              NET ASSETS                               100.0%  $204,233,516
                                                       ======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

     Gross Unrealized Appreciation                               $15,470,615
     Gross Unrealized Depreciation                                  (457,311)
                                                                 -----------
     Net Unrealized Appreciation                                 $15,013,304
                                                                 ===========

                 See Accompanying Notes to Financial Statements

ING
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FUND
SERIES R    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
COMMON STOCKS: 17.5%
                      ADVERTISING: 0.1%
       1,250          Interpublic Group of Cos., Inc.          $     16,725
         800          Omnicom Group                                  57,360
                                                               ------------
                                                                     74,085
                                                               ------------
                      AEROSPACE/DEFENSE: 0.2%
       3,000          Boeing Co.                                    102,960
         650          General Dynamics Corp.                         47,125
         300          Goodrich Corp.                                  6,300
       2,050          Lockheed Martin Corp.                          97,519
         221          Northrop Grumman Corp.                         19,070
         550          Raytheon Co.                                   18,062
         640          Rockwell Collins, Inc.                         15,763
       1,510          United Technologies Corp.                     106,953
                                                               ------------
                                                                    413,752
                                                               ------------
                      AGRICULTURE: 0.2%
       7,400          Altria Group, Inc.                            336,256
       1,450          Monsanto Co.                                   31,378
         750          UST, Inc.                                      26,273
                                                               ------------
                                                                    393,907
                                                               ------------
                      AIRLINES: 0.0%
       2,600          Southwest Airlines Co.                         44,720
                                                               ------------
                                                                     44,720
                                                               ------------
                      APPAREL: 0.1%
         580    @     Jones Apparel Group, Inc.                      16,971
         470          Liz Claiborne, Inc.                            16,568
         950          Nike, Inc.                                     50,816
         230    @     Reebok Intl. Ltd.                               7,735
         400          VF Corp.                                       13,620
                                                               ------------
                                                                    105,710
                                                               ------------
                      AUTO MANUFACTURERS: 0.1%
      11,750          Ford Motor Co.                                129,133
         800          General Motors Corp.                           28,800
         550          Paccar, Inc.                                   37,158
                                                               ------------
                                                                    195,091
                                                               ------------
                      AUTO PARTS & EQUIPMENT: 0.0%
         230          Cooper Tire & Rubber Co.                        4,046
         350          Dana Corp.                                      4,046
       1,650          Delphi Corp.                                   14,240
         250          Johnson Controls, Inc.                         21,400
                                                               ------------
                                                                     43,732
                                                               ------------
                      BANKS: 1.2%
       1,400          AmSouth Bancorp                                30,576
       7,100          Bank of America Corp.                         561,113
       1,050          Bank of New York Co., Inc.                     30,188
       4,050          Bank One Corp.                                150,579
       1,600          BB&T Corp.                                     54,880
         860          Charter One Financial, Inc.                    26,815
         700          Comerica, Inc.                                 32,550
         500          First Tennessee National Corp.                 21,955
       3,650          FleetBoston Financial Corp.                   108,442
       1,050          Huntington Bancshares, Inc.                    20,496
       1,700          Keycorp                                        42,959
         600          Marshall & Ilsley Corp.                        18,348
       1,450          Mellon Financial Corp.                         40,238
       3,550          National City Corp.                           116,121
         450          North Fork Bancorporation, Inc.                15,327
         400          PNC Financial Services Group, Inc.             19,524
         800          Regions Financial Corp.                        27,024
       1,400          SouthTrust Corp.                               38,080
       1,100          State Street Corp.                             43,340
       1,000          SunTrust Banks, Inc.                           59,340
         560          Union Planters Corp.                           17,377
       8,950          US Bancorp                                    219,275

   Shares                                                         Value
---------------------------------------------------------------------------
       6,400          Wachovia Corp.                           $    255,744
       5,900          Wells Fargo & Co.                             297,360
         300          Zions Bancorporation                           15,183
                                                               ------------
                                                                  2,262,834
                                                               ------------
                      BEVERAGES: 0.5%
       3,050          Anheuser-Busch Cos., Inc.                     155,703
         200          Brown-Forman Corp.                             15,724
       8,600          Coca-Cola Co.                                 399,126
       2,000          Coca-Cola Enterprises, Inc.                    36,300
         100          Coors (Adolph)                                  4,898
       1,100          Pepsi Bottling Group, Inc.                     22,022
       6,200          PepsiCo, Inc.                                 275,900
                                                               ------------
                                                                    909,673
                                                               ------------
                      BIOTECHNOLOGY: 0.2%
       4,492    @     Amgen, Inc.                                   298,448
         550    @     Biogen, Inc.                                   20,900
         900    @     Chiron Corp.                                   39,348
         700    @     Genzyme Corp.                                  29,260
                                                               ------------
                                                                    387,956
                                                               ------------
                      BUILDING MATERIALS: 0.1%
         200    @     American Standard Cos., Inc.                   14,786
       1,650          Masco Corp.                                    39,353
         350          Vulcan Materials Co.                           12,975
                                                               ------------
                                                                     67,114
                                                               ------------
                      CHEMICALS: 0.3%
       1,000          Air Products & Chemicals, Inc.                 41,600
       3,550          Dow Chemical Co.                              109,908
       3,900          Du Pont EI de Nemours & Co.                   162,396
         250          Eastman Chemical Co.                            7,918
         800          Ecolab, Inc.                                   20,480
         500          Engelhard Corp.                                12,385
         150          Great Lakes Chemical Corp.                      3,060
         400          Hercules, Inc.                                  3,960
         450          International Flavors & Fragrances,
                       Inc.                                          14,369
         750          PPG Industries, Inc.                           38,055
         700          Praxair, Inc.                                  42,070
         900          Rohm & Haas Co.                                27,927
         450          Sherwin-Williams Co.                           12,096
         200          Sigma-Aldrich Corp.                            10,836
                                                               ------------
                                                                    507,060
                                                               ------------
                      COMMERCIAL SERVICES: 0.2%
         650    @     Apollo Group, Inc.                             40,144
       1,350    @     Cendant Corp.                                  24,732
       1,850    @     Concord EFS, Inc.                              27,232
         750    @     Convergys Corp.                                12,000
         270          Deluxe Corp.                                   12,096
         400          Equifax, Inc.                                  10,400
         660          H&R Block, Inc.                                28,545
       1,250          McKesson Corp.                                 44,675
         550          Moody's Corp.                                  28,991
       1,300          Paychex, Inc.                                  38,103
         300    @     Quintiles Transnational Corp.                   4,257
         800    @     Robert Half Intl., Inc.                        15,152
         350          RR Donnelley & Sons Co.                         9,149
                                                               ------------
                                                                    295,476
                                                               ------------
                      COMPUTERS: 0.8%
       1,000    @     Apple Computer, Inc.                           19,120
         650    @     Computer Sciences Corp.                        24,778
      15,350    @     Dell Computer Corp.                           490,586
         650          Electronic Data Systems Corp.                  13,943
      10,350    @     EMC Corp.-Mass                                108,365
      10,450          Hewlett-Packard Co.                           222,585
       5,850          International Business Machines Corp.         482,625
         800    @     Lexmark Intl., Inc.                            56,616
       1,150    @     Network Appliance, Inc.                        18,642

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES R    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      COMPUTERS (CONTINUED)
       9,650    @     Sun Microsystems, Inc.                   $     44,390
         750    @     Sungard Data Systems, Inc.                     19,433
         950    @     Unisys Corp.                                   11,666
                                                               ------------
                                                                  1,512,749
                                                               ------------
                      COSMETICS/PERSONAL CARE: 0.6%
         200          Alberto-Culver Co.                             10,220
         250          Avon Products, Inc.                            15,550
       2,500          Colgate-Palmolive Co.                         144,875
       6,100          Gillette Co.                                  194,346
       1,950          Kimberly-Clark Corp.                          101,673
       7,550          Procter & Gamble Co.                          673,309
                                                               ------------
                                                                  1,139,973
                                                               ------------
                      DIVERSIFIED FINANCIAL SERVICES: 1.4%
       4,600          American Express Co.                          192,326
         630          Bear Stearns Cos., Inc.                        45,625
       1,100          Capital One Financial Corp.                    54,098
       1,900          Charles Schwab Corp.                           19,171
      17,900          Citigroup, Inc.                               766,120
         700          Countrywide Financial Corp.                    48,699
       5,800          Fannie Mae                                    391,152
         850          Franklin Resources, Inc.                       33,210
       3,250          Freddie Mac                                   165,003
       1,650          Goldman Sachs Group, Inc.                     138,188
       7,000          JP Morgan Chase & Co.                         239,260
       1,400          Lehman Brothers Holdings, Inc.                 93,072
       5,975          MBNA Corp.                                    124,519
       4,350          Merrill Lynch & Co., Inc.                     203,058
       3,800          Morgan Stanley                                162,450
         850    @     Providian Financial Corp.                       7,871
       1,650          SLM Corp.                                      64,631
         350          T Rowe Price Group, Inc.                       13,213
                                                               ------------
                                                                  2,761,666
                                                               ------------
                      ELECTRIC: 0.5%
       2,150          AES Corp.                                      13,653
         450          Ameren Corp.                                   19,845
       1,300          American Electric Power Co., Inc.              38,779
         800          Centerpoint Energy, Inc.                        6,520
         800          Cinergy Corp.                                  29,432
         850          Consolidated Edison, Inc.                      36,788
         450          Constellation Energy Group, Inc.               15,435
       1,050          Dominion Resources, Inc.                       67,484
         450          DTE Energy Co.                                 17,388
       3,050          Duke Energy Corp.                              60,848
       1,150    @     Edison Intl.                                   18,895
         750          Entergy Corp.                                  39,585
       1,900          Exelon Corp.                                  113,639
       1,250          FirstEnergy Corp.                              48,063
         900          FPL Group, Inc.                                60,165
       1,050          NiSource, Inc.                                 19,950
       1,600    @     PG&E Corp.                                     33,840
         950          PPL Corp.                                      40,850
       1,000          Progress Energy, Inc.                          43,900
         900          Public Service Enterprise Group, Inc.          38,025
       2,450          Southern Co.                                   76,342
       1,100          TXU Corp.                                      24,695
       1,300          Xcel Energy, Inc.                              19,552
                                                               ------------
                                                                    883,673
                                                               ------------
                      ELECTRICAL COMPONENTS & EQUIPMENT: 0.1%
       1,000    @     American Power Conversion                      15,590
       1,450          Emerson Electric Co.                           74,095
         550          Molex, Inc.                                    14,845
                                                               ------------
                                                                    104,530
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      ELECTRONICS: 0.1%
         650          Applera Corp. -- Applied Biosystems
                       Group                                   $     12,370
         840    @     Jabil Circuit, Inc.                            18,564
       2,100    @     Sanmina-SCI Corp.                              13,251
       3,100    @     Solectron Corp.                                11,594
       1,000          Symbol Technologies, Inc.                      13,010
         200    @     Thermo Electron Corp.                           4,204
         200          Thomas & Betts Corp.                            2,890
         850    @     Waters Corp.                                   24,761
                                                               ------------
                                                                    100,644
                                                               ------------
                      ENGINEERING & CONSTRUCTION: 0.0%
         300          Fluor Corp.                                    10,092
                                                               ------------
                                                                     10,092
                                                               ------------
                      ENTERTAINMENT: 0.0%
         400    @     International Game Technology                  40,932
                                                               ------------
                                                                     40,932
                                                               ------------
                      ENVIRONMENTAL CONTROL: 0.0%
         600    @     Allied Waste Industries, Inc.                   6,030
       2,350          Waste Management, Inc.                         56,612
                                                               ------------
                                                                     62,642
                                                               ------------
                      FOOD: 0.3%
       1,250          Albertson's, Inc.                              24,000
       2,300          Archer-Daniels-Midland Co.                     29,601
       1,300          Campbell Soup Co.                              31,850
       1,900          ConAgra Foods, Inc.                            44,840
       1,400          General Mills, Inc.                            66,374
         450          Hershey Foods Corp.                            31,347
       2,300          HJ Heinz Co.                                   75,854
       1,400          Kellogg Co.                                    48,118
       2,350    @     Kroger Co.                                     39,198
         350          McCormick & Co., Inc.                           9,520
         650    @     Safeway, Inc.                                  13,299
       3,050          Sara Lee Corp.                                 57,371
         350          Supervalu, Inc.                                 7,462
       2,250          Sysco Corp.                                    67,590
         500          Winn-Dixie Stores, Inc.                         6,155
         800          WM Wrigley Jr Co.                              44,984
                                                               ------------
                                                                    597,563
                                                               ------------
                      FOREST PRODUCTS & PAPER: 0.1%
         200          Boise Cascade Corp.                             4,780
       1,950          International Paper Co.                        69,674
                                                               ------------
                                                                     74,454
                                                               ------------
                      GAS: 0.0%
         400          KeySpan Corp.                                  14,180
         100          Nicor, Inc.                                     3,711
         100          Peoples Energy Corp.                            4,289
         700          Sempra Energy                                  19,971
                                                               ------------
                                                                     42,151
                                                               ------------
                      HAND/MACHINE TOOLS: 0.0%
         520          Black & Decker Corp.                           22,594
         250          Snap-On, Inc.                                   7,258
         350          Stanley Works                                   9,660
                                                               ------------
                                                                     39,512
                                                               ------------
                      HEALTHCARE -- PRODUCTS: 0.6%
         860          Becton Dickinson & Co.                         33,411
       1,200          Biomet, Inc.                                   34,392
       1,410    @     Boston Scientific Corp.                        86,151
         200          CR Bard, Inc.                                  14,262
       1,810    @     Guidant Corp.                                  80,346
      10,400          Johnson & Johnson                             537,680
       4,250          Medtronic, Inc.                               203,873
         700    @     St. Jude Medical, Inc.                         40,250

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES R    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      HEALTHCARE -- PRODUCTS (CONTINUED)
         700          Stryker Corp.                            $     48,559
         700    @     Zimmer Holdings, Inc.                          31,535
                                                               ------------
                                                                  1,110,459
                                                               ------------
                      HEALTHCARE -- SERVICES: 0.2%
         680          Aetna, Inc.                                    40,936
         930    @     Anthem, Inc.                                   71,750
         800    @     Humana, Inc.                                   12,080
         300    @     Manor Care, Inc.                                7,503
       2,900          UnitedHealth Group, Inc.                      145,725
         920    @     WellPoint Health Networks                      77,556
                                                               ------------
                                                                    355,550
                                                               ------------
                      HOME BUILDERS: 0.0%
         220          Centex Corp.                                   17,114
         160          KB Home                                         9,917
         150          Pulte Homes, Inc.                               9,249
                                                               ------------
                                                                     36,280
                                                               ------------
                      HOME FURNISHINGS: 0.0%
         700          Leggett & Platt, Inc.                          14,350
         300          Whirlpool Corp.                                19,110
                                                               ------------
                                                                     33,460
                                                               ------------
                      HOUSEHOLD PRODUCTS/WARES: 0.0%
         100          American Greetings                              1,964
         350          Avery Dennison Corp.                           17,570
         760          Clorox Co.                                     32,414
         600          Fortune Brands, Inc.                           31,320
                                                               ------------
                                                                     83,268
                                                               ------------
                      HOUSEWARES: 0.0%
       1,150          Newell Rubbermaid, Inc.                        32,200
                                                               ------------
                                                                     32,200
                                                               ------------
                      INSURANCE: 0.8%
       1,000    @@    ACE Ltd.                                       34,290
       2,350          Aflac, Inc.                                    72,263
       4,150          Allstate Corp.                                147,948
         450          AMBAC Financial Group, Inc.                    29,813
       9,100          American Intl. Group                          502,138
         950          AON Corp.                                      22,876
         700          Chubb Corp.                                    42,000
         420          Cigna Corp.                                    19,715
         450          Cincinnati Financial Corp.                     16,691
         400          Hartford Financial Services Group, Inc.        20,144
         400          Jefferson-Pilot Corp.                          16,584
       1,150          John Hancock Financial Services, Inc.          35,340
         600          Lincoln National Corp.                         21,378
         800          Loews Corp.                                    37,832
       2,000          Marsh & McLennan Cos., Inc.                   102,140
         400          MBIA, Inc.                                     19,500
       2,500          Metlife, Inc.                                  70,800
         250          MGIC Investment Corp.                          11,660
       1,850          Principal Financial Group                      59,663
       1,300          Progressive Corp.                              95,030
       2,650          Prudential Financial, Inc.                     89,173
         650          Safeco Corp.                                   22,932
         300          Torchmark Corp.                                11,175
       4,064    @     Travelers Property Casualty Corp.              64,089
       1,000          UnumProvident Corp.                            13,410
         450    @@    XL Capital Ltd.                                37,350
                                                               ------------
                                                                  1,615,934
                                                               ------------
                      INTERNET: 0.1%
       1,500    @     eBay, Inc.                                    156,270
         850    @     Symantec Corp.                                 37,281
       2,250    @     Yahoo!, Inc.                                   73,710
                                                               ------------
                                                                    267,261
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      IRON/STEEL: 0.0%
         300          United States Steel Corp.                $      4,911
                                                               ------------
                                                                      4,911
                                                               ------------
                      LEISURE TIME: 0.0%
         300          Brunswick Corp.                                 7,506
       1,300          Harley-Davidson, Inc.                          51,818
                                                               ------------
                                                                     59,324
                                                               ------------
                      LODGING: 0.0%
         510    @     Harrah's Entertainment, Inc.                   20,522
       1,350          Hilton Hotels Corp.                            17,267
         850          Marriott Intl., Inc.                           32,657
                                                               ------------
                                                                     70,446
                                                               ------------
                      MACHINERY -- CONSTRUCTION & MINING: 0.0%
       1,200          Caterpillar, Inc.                              66,792
                                                               ------------
                                                                     66,792
                                                               ------------
                      MACHINERY -- DIVERSIFIED: 0.1%
       1,300          Deere & Co.                                    59,410
         700          Dover Corp.                                    20,972
         900          Rockwell Automation, Inc.                      21,456
                                                               ------------
                                                                    101,838
                                                               ------------
                      MEDIA: 0.7%
      15,800    @     AOL Time Warner, Inc.                         254,222
       2,150    @     Clear Channel Communications, Inc.             91,139
       8,200    @     Comcast Corp.                                 247,476
         300          Dow Jones & Co., Inc.                          12,909
         950          Gannett Co., Inc.                              72,969
         300          Knight-Ridder, Inc.                            20,679
         850          McGraw-Hill Cos., Inc.                         52,700
         170          Meredith Corp.                                  7,480
         550          New York Times Co.                             25,025
       1,050          Tribune Co.                                    50,715
       6,250    @     Viacom, Inc.                                  272,875
       7,200          Walt Disney Co.                               142,200
                                                               ------------
                                                                  1,250,389
                                                               ------------
                      MINING: 0.1%
       1,250          Alcoa, Inc.                                    31,875
         700    @     Freeport-McMoRan Copper & Gold, Inc.           17,150
       1,600          Newmont Mining Corp.                           51,936
         400    @     Phelps Dodge Corp.                             15,336
                                                               ------------
                                                                    116,297
                                                               ------------
                      MISCELLANEOUS MANUFACTURING: 1.2%
       1,300          3M Co.                                        167,674
         300          Cooper Industries Ltd.                         12,390
         150          Crane Co.                                       3,394
         650          Danaher Corp.                                  44,232
       1,820          Eastman Kodak Co.                              49,777
         350          Eaton Corp.                                    27,513
      56,500          General Electric Co.                        1,620,420
       1,150          Honeywell Intl., Inc.                          30,877
       1,050          Illinois Tool Works, Inc.                      69,142
         750    @@    Ingersoll-Rand Co.                             35,490
         300          ITT Industries, Inc.                           19,638
         350          Pall Corp.                                      7,875
         400          Textron, Inc.                                  15,608
       6,800    @@    Tyco Intl. Ltd.                               129,064
                                                               ------------
                                                                  2,233,094
                                                               ------------
                      OFFICE/BUSINESS EQUIPMENT: 0.0%
       1,000          Pitney Bowes, Inc.                             38,410
       3,500    @     Xerox Corp.                                    37,065
                                                               ------------
                                                                     75,475
                                                               ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES R    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      OIL & GAS SERVICES: 0.0%
         300    @     BJ Services Co.                          $     11,208
       1,550          Halliburton Co.                                35,650
                                                               ------------
                                                                     46,858
                                                               ------------
                      OIL & GAS: 0.9%
         310          Amerada Hess Corp.                             15,246
       1,200          Anadarko Petroleum Corp.                       53,364
         566          Apache Corp.                                   36,824
         700          Burlington Resources, Inc.                     37,849
       3,750          ChevronTexaco Corp.                           270,750
       2,345          ConocoPhillips                                128,506
         800          Devon Energy Corp.                             42,720
         350          EOG Resources, Inc.                            14,644
      23,500          Exxon Mobil Corp.                             843,885
         350          Kerr-McGee Corp.                               15,680
       1,740          Marathon Oil Corp.                             45,849
         600   @,@@   Nabors Industries Ltd.                         23,730
         150    @     Noble Corp.                                     5,145
       2,200          Occidental Petroleum Corp.                     73,810
         350          Rowan Cos., Inc.                                7,840
         250          Sunoco, Inc.                                    9,435
       1,070          Transocean, Inc.                               23,508
       1,250          Unocal Corp.                                   35,862
                                                               ------------
                                                                  1,684,647
                                                               ------------
                      PACKAGING & CONTAINERS: 0.0%
         350          Ball Corp.                                     15,928
         150          Bemis Co.                                       7,020
         950    @     Pactiv Corp.                                   18,724
         300    @     Sealed Air Corp.                               14,298
                                                               ------------
                                                                     55,970
                                                               ------------
                      PHARMACEUTICALS: 1.4%
       5,450          Abbott Laboratories                           238,492
         150          Allergan, Inc.                                 11,565
       2,700          Bristol-Myers Squibb Co.                       73,305
       1,700          Cardinal Health, Inc.                         109,310
       3,900          Eli Lilly & Co.                               268,983
       1,600    @     Forest Laboratories, Inc.                      87,600
       1,300    @     King Pharmaceuticals, Inc.                     19,188
       1,050    @     Medimmune, Inc.                                38,188
      10,450          Merck & Co., Inc.                             632,747
      27,760          Pfizer, Inc.                                  948,004
       5,500          Schering-Plough Corp.                         102,300
         450    @     Watson Pharmaceuticals, Inc.                   18,166
       4,600          Wyeth                                         209,530
                                                               ------------
                                                                  2,757,378
                                                               ------------
                      PIPELINES: 0.0%
         350          Kinder Morgan, Inc.                            19,127
       1,400          Williams Cos., Inc.                            11,060
                                                               ------------
                                                                     30,187
                                                               ------------
                      REITS: 0.0%
       1,400          Equity Office Properties Trust                 37,814
       1,000          Equity Residential                             25,950
         500          Simon Property Group, Inc.                     19,515
                                                               ------------
                                                                     83,279
                                                               ------------
                      RETAIL: 1.1%
         900    @     Autonation, Inc.                               14,148
         150    @     Autozone, Inc.                                 11,395
       1,250    @     Bed Bath & Beyond, Inc.                        48,512
         450    @     Best Buy Co., Inc.                             19,764
         350    @     Big Lots, Inc.                                  5,264
       1,600          Costco Wholesale Corp.                         58,560
       1,550          CVS Corp.                                      43,446
         650          Darden Restaurants, Inc.                       12,337
         250          Dillard's, Inc.                                 3,367
       1,850          Dollar General Corp.                           33,781
         500          Family Dollar Stores                           19,075

   Shares                                                         Value
---------------------------------------------------------------------------
       1,150    @     Federated Department Stores              $     42,377
       3,140          Gap, Inc.                                      58,906
       8,280          Home Depot, Inc.                              274,233
       1,150          JC Penney Co., Inc. Holding Co.                19,377
       2,300          Limited Brands                                 35,650
       2,730          Lowe's Cos., Inc.                             117,253
         400          May Department Stores Co.                       8,904
       4,750          McDonald's Corp.                              104,785
       1,420    @     Office Depot, Inc.                             20,604
         900          RadioShack Corp.                               23,679
       2,250    @     Staples, Inc.                                  41,287
       1,650    @     Starbucks Corp.                                40,458
       1,900          TJX Cos., Inc.                                 35,796
         800    @     Toys R US, Inc.                                 9,696
       4,850          Walgreen Co.                                  145,985
      15,400          Wal-Mart Stores, Inc.                         826,518
         600          Wendy's Intl., Inc.                            17,382
       1,100    @     Yum! Brands, Inc.                              32,516
                                                               ------------
                                                                  2,125,055
                                                               ------------
                      SAVINGS & LOANS: 0.2%
         630          Golden West Financial Corp.                    50,406
       5,600          Washington Mutual, Inc.                       231,280
                                                               ------------
                                                                    281,686
                                                               ------------
                      SEMICONDUCTORS: 0.4%
         950    @     Altera Corp.                                   15,580
       1,350    @     Analog Devices, Inc.                           47,007
       5,750    @     Applied Materials, Inc.                        91,195
      23,100          Intel Corp.                                   480,110
         250    @     Kla-Tencor Corp.                               11,622
       1,200          Linear Technology Corp.                        38,652
       1,150    @     LSI Logic Corp.                                 8,142
       1,200          Maxim Integrated Products                      41,028
         390    @     Novellus Systems, Inc.                         14,282
         450    @     Nvidia Corp.                                   10,354
         380    @     QLogic Corp.                                   18,365
       1,000    @     Xilinx, Inc.                                   25,310
                                                               ------------
                                                                    801,647
                                                               ------------
                      SOFTWARE: 1.2%
       1,100          Adobe Systems, Inc.                            35,277
         500          Autodesk, Inc.                                  8,080
       2,100          Automatic Data Processing                      71,106
       1,050    @     BMC Software, Inc.                             17,146
         550    @     Citrix Systems, Inc.                           11,198
       3,350          Computer Associates Intl., Inc.                74,638
       1,800    @     Compuware Corp.                                10,386
         500    @     Electronic Arts, Inc.                          36,995
       2,550          First Data Corp.                              105,672
         850    @     Fiserv, Inc.                                   30,268
         850          IMS Health, Inc.                               15,291
       1,000    @     Intuit, Inc.                                   44,530
         350    @     Mercury Interactive Corp.                      13,513
      50,300          Microsoft Corp.                             1,288,183
      30,850    @     Oracle Corp.                                  370,817
         800    @     Peoplesoft, Inc.                               14,072
       2,090    @     Siebel Systems, Inc.                           19,938
       2,450    @     Veritas Software Corp.                         70,241
                                                               ------------
                                                                  2,237,351
                                                               ------------
                      TELECOMMUNICATIONS: 1.1%
       1,050    @     Alltel Corp.                                   50,631
         300    @     Andrew Corp.                                    2,760
       2,270          AT&T Corp.                                     43,697
       9,200    @     AT&T Wireless Services, Inc.                   75,532
       2,400    @     Avaya, Inc.                                    15,504
       7,550          BellSouth Corp.                               201,056

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES R    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      TELECOMMUNICATIONS (CONTINUED)
         600          CenturyTel, Inc.                         $     20,910
       1,500    @     Ciena Corp.                                     7,785
      24,650    @     Cisco Systems, Inc.                           411,408
       1,200    @     Citizens Communications Co.                    15,468
         550    @     Comverse Technology, Inc.                       8,266
       4,150          Corning, Inc.                                  30,668
       3,250          Motorola, Inc.                                 30,647
       5,100    @     Nextel Communications, Inc.                    92,208
       2,850    @     Qualcomm, Inc.                                101,887
      13,500          SBC Communications, Inc.                      344,925
         600          Scientific-Atlanta, Inc.                       14,304
       3,800          Sprint Corp.-FON Group                         54,720
       1,350    @     Tellabs, Inc.                                   8,869
      14,050          Verizon Communications, Inc.                  554,272
                                                               ------------
                                                                  2,085,517
                                                               ------------
                      TEXTILES: 0.0%
         700          Cintas Corp.                                   24,808
                                                               ------------
                                                                     24,808
                                                               ------------
                      TOYS/GAMES/HOBBIES: 0.0%
         450          Hasbro, Inc.                                    7,870
       2,800          Mattel, Inc.                                   52,976
                                                               ------------
                                                                     60,846
                                                               ------------
                      TRANSPORTATION: 0.3%
       1,200          Burlington Northern Santa Fe Corp.             34,128
         300          CSX Corp.                                       9,027
       1,700          FedEx Corp.                                   105,451
       1,400          Norfolk Southern Corp.                         26,880
         350          Union Pacific Corp.                            20,307
       6,350          United Parcel Service, Inc.                   404,495
                                                               ------------
                                                                    600,288
                                                               ------------
                      TRUCKING & LEASING: 0.0%
         200          Ryder System, Inc.                              5,124
                                                               ------------
                                                                      5,124
                                                               ------------
                      Total Common Stocks
                       (Cost $31,484,094)                        33,465,310
                                                               ------------
 Principal
   Amount                                                         Value
---------------------------------------------------------------------------
NOTES/BONDS: 16.2%
                      DIVERSIFIED FINANCIAL SERVICES: 4.0%
$  7,000,000          General Electric Capital Corp., 5.000%,
                       due 06/15/09                            $  7,628,712
                                                               ------------
                                                                  7,628,712
                                                               ------------
                      SOVEREIGN: 12.2%
   3,720,000          FICO Strip, Zero Coupon, due 06/06/07       3,364,803
   7,558,000          FICO Strip, Zero Coupon, due 12/06/07       6,721,412
   2,653,000          FICO Strip, Zero Coupon, due 12/27/07       2,350,465
   3,917,000          Israel Trust, Zero Coupon, due 11/15/07     3,503,196

 Principal
   Amount                                                         Value
---------------------------------------------------------------------------
$  5,146,000          Israel Trust, Zero Coupon, due 11/15/07  $  4,602,361
   3,185,000          Turkey Trust, Zero Coupon, due 05/15/07     2,890,651
                                                               ------------
                                                                 23,432,888
                                                               ------------
                      Total Notes/Bonds
                       (Cost $29,535,685)                        31,061,600
                                                               ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 54.5%
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION -- STRIP: 3.9%
   6,250,000          Zero Coupon, due 07/15/07                   5,653,350
   2,000,000          Zero Coupon, due 09/15/07                   1,800,336
                                                               ------------
                                                                  7,453,686
                                                               ------------
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION: 50.6%
  87,000,000          Zero Coupon, due 06/15/07                  78,929,880
  20,000,000          Zero Coupon, due 09/14/07                  17,957,900
                                                               ------------
                                                                 96,887,780
                                                               ------------
                      Total U.S. Government Agency
                       Obligations
                       (Cost $97,339,394)                       104,341,466
                                                               ------------
U.S. TREASURY OBLIGATIONS 11.0%
                      U.S. TREASURY STRIP: 11.0%
  22,697,000          Zero Coupon, due 05/15/07                  20,941,296
                                                               ------------
                                                                 20,941,296
                                                               ------------
                      Total U.S. Treasury Obligations
                       (Cost $20,171,040)                        20,941,296
                                                               ------------
SHORT-TERM INVESTMENT: 0.9%
                      REPURCHASE AGREEMENT: 0.9%
$  1,680,000          State Street Repurchase Agreement,
                       dated 06/30/03, (Collateralized 1.100%
                       due 07/01/03, $1,680,051 to be
                       received upon repurchase by $1,690,000
                       Federal National Mortgage Association,
                       2.000%, Market Value $1,718,510, due
                       03/15/05)                                  1,680,000
                                                               ------------
                      Total Short-Term Investment
                       (Cost $1,680,000)                          1,680,000

              TOTAL INVESTMENTS IN SECURITIES
               (COST $180,210,213)*                    100.1%  $191,489,672
              OTHER ASSETS AND LIABILITIES-NET          (0.1)      (163,044)
                                                      -------  ------------
              NET ASSETS                               100.0%  $191,326,628
                                                      =======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

      Gross Unrealized Appreciation                              $11,761,469
      Gross Unrealized Depreciation                                 (482,010)
                                                                 -----------
      Net Unrealized Appreciation                                $11,279,459
                                                                 ===========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES S    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
COMMON STOCKS: 15.9%
                      ADVERTISING: 0.0%
       2,450          Interpublic Group of Cos., Inc.          $     32,781
         900          Omnicom Group                                  64,530
                                                               ------------
                                                                     97,311
                                                               ------------
                      AEROSPACE/DEFENSE: 0.2%
       4,050          Boeing Co.                                    138,996
       1,100          General Dynamics Corp.                         79,750
         300          Goodrich Corp.                                  6,300
       2,850          Lockheed Martin Corp.                         135,575
         317          Northrop Grumman Corp.                         27,354
         750          Raytheon Co.                                   24,630
       1,230          Rockwell Collins, Inc.                         30,295
       2,200          United Technologies Corp.                     155,826
                                                               ------------
                                                                    598,726
                                                               ------------
                      AGRICULTURE: 0.2%
      10,050          Altria Group, Inc.                            456,672
       1,650          Monsanto Co.                                   35,706
         850          UST, Inc.                                      29,776
                                                               ------------
                                                                    522,154
                                                               ------------
                      AIRLINES: 0.0%
       3,650          Southwest Airlines Co.                         62,780
                                                               ------------
                                                                     62,780
                                                               ------------
                      APPAREL: 0.1%
       1,060    @     Jones Apparel Group, Inc.                      31,016
         910          Liz Claiborne, Inc.                            32,078
       1,450          Nike, Inc.                                     77,561
         400    @     Reebok Intl. Ltd.                              13,452
         780          VF Corp.                                       26,559
                                                               ------------
                                                                    180,666
                                                               ------------
                      AUTO MANUFACTURERS: 0.1%
      15,900          Ford Motor Co.                                174,741
       1,100          General Motors Corp.                           39,600
         910          Paccar, Inc.                                   61,480
                                                               ------------
                                                                    275,821
                                                               ------------
                      AUTO PARTS & EQUIPMENT: 0.0%
         490          Cooper Tire & Rubber Co.                        8,619
         800          Dana Corp.                                      9,248
       4,200          Delphi Corp.                                   36,246
         500          Johnson Controls, Inc.                         42,800
                                                               ------------
                                                                     96,913
                                                               ------------
                      BANKS: 1.1%
       2,000          AmSouth Bancorp                                43,680
       9,650          Bank of America Corp.                         762,640
       1,450          Bank of New York Co., Inc.                     41,688
       5,500          Bank One Corp.                                204,490
       2,500          BB&T Corp.                                     85,750
       1,200          Charter One Financial, Inc.                    37,416
         850          Comerica, Inc.                                 39,525
         650          First Tennessee National Corp.                 28,542
       4,950          FleetBoston Financial Corp.                   147,065
       1,700          Huntington Bancshares, Inc.                    33,184
       2,200          Keycorp                                        55,594
       1,050          Marshall & Ilsley Corp.                        32,109
       2,000          Mellon Financial Corp.                         55,500
       4,900          National City Corp.                           160,279
         300          North Fork Bancorporation, Inc.                10,218
         550          PNC Financial Services Group, Inc.             26,846
       1,100          Regions Financial Corp.                        37,158
       2,100          SouthTrust Corp.                               57,120
       1,700          State Street Corp.                             66,980
       1,500          SunTrust Banks, Inc.                           89,010
         900          Union Planters Corp.                           27,927
      12,250          US Bancorp                                    300,125

   Shares                                                         Value
---------------------------------------------------------------------------
       8,750          Wachovia Corp.                           $    349,650
       8,050          Wells Fargo & Co.                             405,720
         500          Zions Bancorporation                           25,305
                                                               ------------
                                                                  3,123,521
                                                               ------------
                      BEVERAGES: 0.4%
       4,000          Anheuser-Busch Cos., Inc.                     204,200
         400          Brown-Forman Corp.                             31,448
      12,000          Coca-Cola Co.                                 556,920
       2,750          Coca-Cola Enterprises, Inc.                    49,913
         300          Coors (Adolph)                                 14,694
       1,800          Pepsi Bottling Group, Inc.                     36,036
       8,350          PepsiCo, Inc.                                 371,575
                                                               ------------
                                                                  1,264,786
                                                               ------------
                      BIOTECHNOLOGY: 0.2%
       6,100    @     Amgen, Inc.                                   405,284
         750    @     Biogen, Inc.                                   28,500
       1,250    @     Chiron Corp.                                   54,650
       1,050    @     Genzyme Corp.                                  43,890
                                                               ------------
                                                                    532,324
                                                               ------------
                      BUILDING MATERIALS: 0.0%
         400    @     American Standard Cos., Inc.                   29,572
       2,250          Masco Corp.                                    53,663
         500          Vulcan Materials Co.                           18,535
                                                               ------------
                                                                    101,770
                                                               ------------
                      CHEMICALS: 0.2%
       1,300          Air Products & Chemicals, Inc.                 54,080
       4,550          Dow Chemical Co.                              140,868
       5,350          Du Pont EI de Nemours & Co.                   222,774
         600          Eastman Chemical Co.                           19,002
       1,400          Ecolab, Inc.                                   35,840
         700          Engelhard Corp.                                17,339
         800          International Flavors & Fragrances,
                       Inc.                                          25,544
         950          PPG Industries, Inc.                           48,203
         950          Praxair, Inc.                                  57,095
       1,200          Rohm & Haas Co.                                37,236
         750          Sherwin-Williams Co.                           20,160
         450          Sigma-Aldrich Corp.                            24,381
                                                               ------------
                                                                    702,522
                                                               ------------
                      COMMERCIAL SERVICES: 0.2%
         850    @     Apollo Group, Inc.                             52,496
       1,900    @     Cendant Corp.                                  34,808
       2,500    @     Concord EFS, Inc.                              36,800
       1,400    @     Convergys Corp.                                22,400
         110          Deluxe Corp.                                    4,928
         700          Equifax, Inc.                                  18,200
         930          H&R Block, Inc.                                40,223
       1,700          McKesson Corp.                                 60,758
         750          Moody's Corp.                                  39,533
       1,750          Paychex, Inc.                                  51,293
         600    @     Quintiles Transnational Corp.                   8,514
         300    @     Robert Half Intl., Inc.                         5,682
         700          RR Donnelley & Sons Co.                        18,298
                                                               ------------
                                                                    393,933
                                                               ------------
                      COMPUTERS: 0.7%
       1,900    @     Apple Computer, Inc.                           36,328
         950    @     Computer Sciences Corp.                        36,214
      20,700    @     Dell Computer Corp.                           661,572
         900          Electronic Data Systems Corp.                  19,305
      14,350    @     EMC Corp.-Mass                                150,245
      14,650          Hewlett-Packard Co.                           312,045
       8,100          International Business Machines Corp.         668,250
       1,140    @     Lexmark Intl., Inc.                            80,678
       1,600    @     Network Appliance, Inc.                        25,936

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES S    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      COMPUTERS (CONTINUED)
      15,400    @     Sun Microsystems, Inc.                   $     70,840
       1,850    @     Sungard Data Systems, Inc.                     47,934
       1,850    @     Unisys Corp.                                   22,718
                                                               ------------
                                                                  2,132,065
                                                               ------------
                      COSMETICS/PERSONAL CARE: 0.6%
         300          Alberto-Culver Co.                             15,330
         450          Avon Products, Inc.                            27,990
       3,450          Colgate-Palmolive Co.                         199,928
       8,450          Gillette Co.                                  269,217
       2,550          Kimberly-Clark Corp.                          132,957
      10,500          Procter & Gamble Co.                          936,390
                                                               ------------
                                                                  1,581,812
                                                               ------------
                      DIVERSIFIED FINANCIAL SERVICES: 1.3%
       6,300          American Express Co.                          263,403
         820          Bear Stearns Cos., Inc.                        59,384
       1,420          Capital One Financial Corp.                    69,836
       2,550          Charles Schwab Corp.                           25,730
      24,450          Citigroup, Inc.                             1,046,460
       1,050          Countrywide Financial Corp.                    73,049
       8,090          Fannie Mae                                    545,590
       1,200          Franklin Resources, Inc.                       46,884
       4,440          Freddie Mac                                   225,419
       2,400          Goldman Sachs Group, Inc.                     201,000
       9,550          JP Morgan Chase & Co.                         326,419
       2,050          Lehman Brothers Holdings, Inc.                136,284
       8,200          MBNA Corp.                                    170,888
       6,000          Merrill Lynch & Co., Inc.                     280,080
       5,200          Morgan Stanley                                222,300
       2,100    @     Providian Financial Corp.                      19,446
       2,100          SLM Corp.                                      82,257
         650          T Rowe Price Group, Inc.                       24,538
                                                               ------------
                                                                  3,818,967
                                                               ------------
                      ELECTRIC: 0.4%
       2,850          AES Corp.                                      18,098
         850          Ameren Corp.                                   37,485
       1,750          American Electric Power Co., Inc.              52,203
       1,400          Centerpoint Energy, Inc.                       11,410
       1,250          Cinergy Corp.                                  45,988
       1,250          Consolidated Edison, Inc.                      54,100
         850          Constellation Energy Group, Inc.               29,155
       1,650          Dominion Resources, Inc.                      106,046
         900          DTE Energy Co.                                 34,776
       4,200          Duke Energy Corp.                              83,790
       2,240    @     Edison Intl.                                   36,803
       1,050          Entergy Corp.                                  55,419
       2,650          Exelon Corp.                                  158,497
       1,550          FirstEnergy Corp.                              59,598
       1,000          FPL Group, Inc.                                66,850
       1,600          NiSource, Inc.                                 30,400
       2,200    @     PG&E Corp.                                     46,530
       1,100          PPL Corp.                                      47,300
       1,150          Progress Energy, Inc.                          50,485
       1,200          Public Service Enterprise Group, Inc.          50,700
       3,550          Southern Co.                                  110,618
       1,500          TXU Corp.                                      33,675
       1,800          Xcel Energy, Inc.                              27,072
                                                               ------------
                                                                  1,246,998
                                                               ------------
                      ELECTRICAL COMPONENTS & EQUIPMENT: 0.1%
       1,380    @     American Power Conversion                      21,514
       1,850          Emerson Electric Co.                           94,535
       1,200          Molex, Inc.                                    32,388
                                                               ------------
                                                                    148,437
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      ELECTRONICS: 0.1%
       1,700          Applera Corp. -- Applied Biosystems
                       Group                                   $     32,351
         890    @     Jabil Circuit, Inc.                            19,669
          50    @     Sanmina-SCI Corp.                                 316
       4,250    @     Solectron Corp.                                15,895
       1,250          Symbol Technologies, Inc.                      16,263
         500          Tektronix, Inc.                                10,800
         350    @     Thermo Electron Corp.                           7,357
       1,000    @     Waters Corp.                                   29,130
                                                               ------------
                                                                    131,781
                                                               ------------
                      ENGINEERING & CONSTRUCTION: 0.0%
         650          Fluor Corp.                                    21,866
                                                               ------------
                                                                     21,866
                                                               ------------
                      ENTERTAINMENT: 0.0%
         500    @     International Game Technology                  51,165
                                                               ------------
                                                                     51,165
                                                               ------------
                      ENVIRONMENTAL CONTROL: 0.0%
         750    @     Allied Waste Industries, Inc.                   7,538
       3,250          Waste Management, Inc.                         78,293
                                                               ------------
                                                                     85,831
                                                               ------------
                      FOOD: 0.3%
       2,050          Albertson's, Inc.                              39,360
       3,100          Archer-Daniels-Midland Co.                     39,897
       2,000          Campbell Soup Co.                              49,000
       2,600          ConAgra Foods, Inc.                            61,360
       1,900          General Mills, Inc.                            90,079
         700          Hershey Foods Corp.                            48,762
       3,000          HJ Heinz Co.                                   98,940
       1,900          Kellogg Co.                                    65,303
       4,050    @     Kroger Co.                                     67,554
         650          McCormick & Co., Inc.                          17,680
         800    @     Safeway, Inc.                                  16,368
       4,000          Sara Lee Corp.                                 75,240
         850          Supervalu, Inc.                                18,122
       3,100          Sysco Corp.                                    93,124
         590          Winn-Dixie Stores, Inc.                         7,263
       1,050          WM Wrigley Jr Co.                              59,042
                                                               ------------
                                                                    847,094
                                                               ------------
                      FOREST PRODUCTS & PAPER: 0.1%
         500          Boise Cascade Corp.                            11,950
       2,650          International Paper Co.                        94,685
                                                               ------------
                                                                    106,635
                                                               ------------
                      GAS: 0.0%
       1,000          KeySpan Corp.                                  35,450
         140          Nicor, Inc.                                     5,195
         150          Peoples Energy Corp.                            6,434
         990          Sempra Energy                                  28,245
                                                               ------------
                                                                     75,324
                                                               ------------
                      HAND/MACHINE TOOLS: 0.0%
         620          Black & Decker Corp.                           26,939
         200          Snap-On, Inc.                                   5,806
         500          Stanley Works                                  13,800
                                                               ------------
                                                                     46,545
                                                               ------------
                      HEALTHCARE -- PRODUCTS: 0.5%
         300          Bausch & Lomb, Inc.                            11,250
       1,380          Becton Dickinson & Co.                         53,613
       1,350          Biomet, Inc.                                   38,691
       1,950    @     Boston Scientific Corp.                       119,145
         300          CR Bard, Inc.                                  21,393
       2,480    @     Guidant Corp.                                 110,087
      14,150          Johnson & Johnson                             731,555
       5,800          Medtronic, Inc.                               278,226

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES S    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      HEALTHCARE -- PRODUCTS (CONTINUED)
         950    @     St. Jude Medical, Inc.                   $     54,625
         950          Stryker Corp.                                  65,902
         950    @     Zimmer Holdings, Inc.                          42,798
                                                               ------------
                                                                  1,527,285
                                                               ------------
                      HEALTHCARE -- SERVICES: 0.2%
       1,010          Aetna, Inc.                                    60,802
       1,290    @     Anthem, Inc.                                   99,524
       1,100    @     Humana, Inc.                                   16,610
         500    @     Manor Care, Inc.                               12,505
       4,000          UnitedHealth Group, Inc.                      201,000
       1,310    @     WellPoint Health Networks                     110,433
                                                               ------------
                                                                    500,874
                                                               ------------
                      HOME BUILDERS: 0.0%
         300          Centex Corp.                                   23,337
         360          KB Home                                        22,313
         100          Pulte Homes, Inc.                               6,166
                                                               ------------
                                                                     51,816
                                                               ------------
                      HOME FURNISHINGS: 0.0%
       1,400          Leggett & Platt, Inc.                          28,700
         300          Whirlpool Corp.                                19,110
                                                               ------------
                                                                     47,810
                                                               ------------
                      HOUSEHOLD PRODUCTS/WARES: 0.0%
         200          Avery Dennison Corp.                           10,040
       1,050          Clorox Co.                                     44,782
         800          Fortune Brands, Inc.                           41,760
                                                               ------------
                                                                     96,582
                                                               ------------
                      HOUSEWARES: 0.0%
       1,350          Newell Rubbermaid, Inc.                        37,800
                                                               ------------
                                                                     37,800
                                                               ------------
                      INSURANCE: 0.8%
       1,350    @@    ACE Ltd.                                       46,291
       3,250          Aflac, Inc.                                    99,937
       5,700          Allstate Corp.                                203,205
         450          AMBAC Financial Group, Inc.                    29,812
      12,400          American Intl. Group                          684,232
       1,900          AON Corp.                                      45,752
         900          Chubb Corp.                                    54,000
         760          Cigna Corp.                                    35,674
         300          Cincinnati Financial Corp.                     11,127
         500          Hartford Financial Services Group, Inc.        25,180
         750          Jefferson-Pilot Corp.                          31,095
       1,450          John Hancock Financial Services, Inc.          44,558
         850          Lincoln National Corp.                         30,285
       1,100          Loews Corp.                                    52,019
       2,550          Marsh & McLennan Cos., Inc.                   130,228
         750          MBIA, Inc.                                     36,562
       3,400          Metlife, Inc.                                  96,288
         600          MGIC Investment Corp.                          27,984
       2,500          Principal Financial Group                      80,625
       1,650          Progressive Corp.                             120,615
       3,700          Prudential Financial, Inc.                    124,505
         900          Safeco Corp.                                   31,752
         850          Torchmark Corp.                                31,662
       5,500    @     Travelers Property Casualty Corp.              86,735
         500          UnumProvident Corp.                             6,705
         600    @@    XL Capital Ltd.                                49,800
                                                               ------------
                                                                  2,216,628
                                                               ------------
                      INTERNET: 0.1%
       2,100    @     eBay, Inc.                                    218,778
       1,150    @     Symantec Corp.                                 50,439
       3,250    @     Yahoo!, Inc.                                  106,470
                                                               ------------
                                                                    375,687
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      IRON/STEEL: 0.0%
         390          United States Steel Corp.                $      6,384
                                                               ------------
                                                                      6,384
                                                               ------------
                      LEISURE TIME: 0.0%
         500          Brunswick Corp.                                12,510
       1,450          Harley-Davidson, Inc.                          57,797
                                                               ------------
                                                                     70,307
                                                               ------------
                      LODGING: 0.0%
         530    @     Harrah's Entertainment, Inc.                   21,327
       1,950          Hilton Hotels Corp.                            24,940
       1,150          Marriott Intl., Inc.                           44,183
                                                               ------------
                                                                     90,450
                                                               ------------
                      MACHINERY -- CONSTRUCTION & MINING: 0.0%
       1,650          Caterpillar, Inc.                              91,839
                                                               ------------
                                                                     91,839
                                                               ------------
                      MACHINERY -- DIVERSIFIED: 0.1%
       1,700          Deere & Co.                                    77,690
         950          Dover Corp.                                    28,462
       1,500          Rockwell Automation, Inc.                      35,760
                                                               ------------
                                                                    141,912
                                                               ------------
                      MEDIA: 0.6%
      21,600    @     AOL Time Warner, Inc.                         347,544
       3,050    @     Clear Channel Communications, Inc.            129,289
      11,200    @     Comcast Corp.                                 338,016
         400          Dow Jones & Co., Inc.                          17,212
       1,400          Gannett Co., Inc.                             107,534
         400          Knight-Ridder, Inc.                            27,572
       1,050          McGraw-Hill Cos., Inc.                         65,100
         340          Meredith Corp.                                 14,960
         750          New York Times Co.                             34,125
       1,550          Tribune Co.                                    74,865
       8,850    @     Viacom, Inc.                                  386,391
       9,850          Walt Disney Co.                               194,537
                                                               ------------
                                                                  1,737,145
                                                               ------------
                      METAL FABRICATE/HARDWARE: 0.0%
         300          Worthington Industries                          4,020
                                                               ------------
                                                                      4,020
                                                               ------------
                      MINING: 0.1%
       1,700          Alcoa, Inc.                                    43,350
         700    @     Freeport-McMoRan Copper & Gold, Inc.           17,150
       2,200          Newmont Mining Corp.                           71,412
         600    @     Phelps Dodge Corp.                             23,004
                                                               ------------
                                                                    154,916
                                                               ------------
                      MISCELLANEOUS MANUFACTURING: 1.1%
       1,800          3M Co.                                        232,164
         500          Cooper Industries Ltd.                         20,650
         200          Crane Co.                                       4,526
         750          Danaher Corp.                                  51,037
       2,460          Eastman Kodak Co.                              67,281
         450          Eaton Corp.                                    35,374
      78,050          General Electric Co.                        2,238,474
       1,600          Honeywell Intl., Inc.                          42,960
       1,350          Illinois Tool Works, Inc.                      88,897
         800    @@    Ingersoll-Rand Co.                             37,856
         400          ITT Industries, Inc.                           26,184
         600          Pall Corp.                                     13,500
         970          Textron, Inc.                                  37,849
       9,350    @@    Tyco Intl. Ltd.                               177,463
                                                               ------------
                                                                  3,074,215
                                                               ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES S    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      OFFICE/BUSINESS EQUIPMENT: 0.0%
       1,350          Pitney Bowes, Inc.                       $     51,853
       3,750    @     Xerox Corp.                                    39,712
                                                               ------------
                                                                     91,565
                                                               ------------
                      OIL & GAS SERVICES: 0.0%
       2,100          Halliburton Co.                                48,300
                                                               ------------
                                                                     48,300
                                                               ------------
                      OIL & GAS: 0.8%
         620          Amerada Hess Corp.                             30,491
       1,600          Anadarko Petroleum Corp.                       71,152
         786          Apache Corp.                                   51,137
         950          Burlington Resources, Inc.                     51,366
       5,100          ChevronTexaco Corp.                           368,220
       3,200          ConocoPhillips                                175,360
       1,100          Devon Energy Corp.                             58,740
         600          EOG Resources, Inc.                            25,104
      32,050          Exxon Mobil Corp.                           1,150,915
         500          Kerr-McGee Corp.                               22,400
       2,750          Marathon Oil Corp.                             72,462
         850   @,@@   Nabors Industries Ltd.                         33,617
         300    @     Noble Corp.                                    10,290
       3,010          Occidental Petroleum Corp.                    100,985
         650          Rowan Cos., Inc.                               14,560
         450          Sunoco, Inc.                                   16,983
       1,700          Transocean, Inc.                               37,349
       1,450          Unocal Corp.                                   41,600
                                                               ------------
                                                                  2,332,731
                                                               ------------
                      PACKAGING & CONTAINERS: 0.0%
         430          Ball Corp.                                     19,569
         400          Bemis Co.                                      18,720
       1,200    @     Pactiv Corp.                                   23,652
         400    @     Sealed Air Corp.                               19,064
                                                               ------------
                                                                     81,005
                                                               ------------
                      PHARMACEUTICALS: 1.3%
       7,450          Abbott Laboratories                           326,012
         250          Allergan, Inc.                                 19,275
       3,650          Bristol-Myers Squibb Co.                       99,097
       2,300          Cardinal Health, Inc.                         147,890
       5,350          Eli Lilly & Co.                               368,989
       2,300    @     Forest Laboratories, Inc.                     125,925
       1,500    @     King Pharmaceuticals, Inc.                     22,140
       1,500    @     Medimmune, Inc.                                54,555
      14,300          Merck & Co., Inc.                             865,865
      37,940          Pfizer, Inc.                                1,295,651
       7,450          Schering-Plough Corp.                         138,570
         900    @     Watson Pharmaceuticals, Inc.                   36,333
       6,250          Wyeth                                         284,687
                                                               ------------
                                                                  3,784,989
                                                               ------------
                      PIPELINES: 0.0%
         650          Kinder Morgan, Inc.                            35,522
       2,650          Williams Cos., Inc.                            20,935
                                                               ------------
                                                                     56,457
                                                               ------------
                      REITS: 0.1%
       1,900          Equity Office Properties Trust                 51,319
       1,350          Equity Residential                             35,032
         900          Simon Property Group, Inc.                     35,127
                                                               ------------
                                                                    121,478
                                                               ------------
                      RETAIL: 1.0%
       1,750    @     Autonation, Inc.                               27,510
         200    @     Autozone, Inc.                                 15,194
       1,700    @     Bed Bath & Beyond, Inc.                        65,977
         650    @     Best Buy Co., Inc.                             28,548
         900    @     Big Lots, Inc.                                 13,536

   Shares                                                         Value
---------------------------------------------------------------------------
       2,350          Costco Wholesale Corp.                   $     86,010
       2,100          CVS Corp.                                      58,863
       1,200          Darden Restaurants, Inc.                       22,776
         350          Dillard's, Inc.                                 4,714
       1,900          Dollar General Corp.                           34,694
       1,200          Family Dollar Stores                           45,780
       1,700    @     Federated Department Stores                    62,645
       4,330          Gap, Inc.                                      81,231
      11,350          Home Depot, Inc.                              375,912
       1,600          JC Penney Co., Inc. Holding Co.                26,960
       2,700          Limited Brands                                 41,850
       3,770          Lowe's Cos., Inc.                             161,921
         550          May Department Stores Co.                      12,243
       6,950          McDonald's Corp.                              153,317
       1,990    @     Office Depot, Inc.                             28,875
       1,390          RadioShack Corp.                               36,571
       3,120    @     Staples, Inc.                                  57,252
       2,050    @     Starbucks Corp.                                50,266
       2,600          TJX Cos., Inc.                                 48,984
       1,150    @     Toys R US, Inc.                                13,938
       6,650          Walgreen Co.                                  200,165
      21,100          Wal-Mart Stores, Inc.                       1,132,437
         700          Wendy's Intl., Inc.                            20,279
       1,500    @     Yum! Brands, Inc.                              44,340
                                                               ------------
                                                                  2,952,788
                                                               ------------
                      SAVINGS & LOANS: 0.1%
         810          Golden West Financial Corp.                    64,808
       7,750          Washington Mutual, Inc.                       320,075
                                                               ------------
                                                                    384,883
                                                               ------------
                      SEMICONDUCTORS: 0.4%
       2,300    @     Altera Corp.                                   37,720
       1,950    @     Analog Devices, Inc.                           67,899
       7,950    @     Applied Materials, Inc.                       126,087
      31,850          Intel Corp.                                   661,970
         350    @     Kla-Tencor Corp.                               16,271
       1,600          Linear Technology Corp.                        51,536
       1,600    @     LSI Logic Corp.                                11,328
       1,650          Maxim Integrated Products                      56,413
         700    @     Novellus Systems, Inc.                         25,634
         900    @     Nvidia Corp.                                   20,709
         640    @     QLogic Corp.                                   30,931
       1,700    @     Xilinx, Inc.                                   43,027
                                                               ------------
                                                                  1,149,525
                                                               ------------
                      SOFTWARE: 1.1%
       1,350          Adobe Systems, Inc.                            43,294
         700          Autodesk, Inc.                                 11,312
       3,250          Automatic Data Processing                     110,045
       1,010    @     BMC Software, Inc.                             16,493
       1,200    @     Citrix Systems, Inc.                           24,432
       4,600          Computer Associates Intl., Inc.               102,488
       2,450    @     Compuware Corp.                                14,136
         710    @     Electronic Arts, Inc.                          52,533
       3,500          First Data Corp.                              145,040
         900    @     Fiserv, Inc.                                   32,049
       1,600          IMS Health, Inc.                               28,784
       1,400    @     Intuit, Inc.                                   62,342
         710    @     Mercury Interactive Corp.                      27,413
      69,450          Microsoft Corp.                             1,778,615
      42,900    @     Oracle Corp.                                  515,658
       1,460    @     Peoplesoft, Inc.                               25,681
       3,940    @     Siebel Systems, Inc.                           37,587
       3,400    @     Veritas Software Corp.                         97,478
                                                               ------------
                                                                  3,125,380
                                                               ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES S    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      TELECOMMUNICATIONS: 1.0%
       1,450    @     Alltel Corp.                             $     69,919
         100    @     Andrew Corp.                                      920
       3,150          AT&T Corp.                                     60,638
      12,600    @     AT&T Wireless Services, Inc.                  103,446
       3,300    @     Avaya, Inc.                                    21,318
      10,400          BellSouth Corp.                               276,952
         800          CenturyTel, Inc.                               27,880
       2,950    @     Ciena Corp.                                    15,311
      33,850    @     Cisco Systems, Inc.                           564,957
       1,200    @     Citizens Communications Co.                    15,468
       1,200    @     Comverse Technology, Inc.                      18,036
       5,700          Corning, Inc.                                  42,123
       4,400          Motorola, Inc.                                 41,492
       7,550    @     Nextel Communications, Inc.                   136,504
       3,800    @     Qualcomm, Inc.                                135,850
      18,650          SBC Communications, Inc.                      476,507
         750          Scientific-Atlanta, Inc.                       17,880
       5,200          Sprint Corp.-FON Group                         74,880
         700    @     Tellabs, Inc.                                   4,599
      19,400          Verizon Communications, Inc.                  765,330
                                                               ------------
                                                                  2,870,010
                                                               ------------
                      TEXTILES: 0.0%
         900          Cintas Corp.                                   31,896
                                                               ------------
                                                                     31,896
                                                               ------------
                      TOYS/GAMES/HOBBIES: 0.0%
         800          Hasbro, Inc.                                   13,992
       3,680          Mattel, Inc.                                   69,626
                                                               ------------
                                                                     83,618
                                                               ------------
                      TRANSPORTATION: 0.3%
       1,950          Burlington Northern Santa Fe Corp.             55,458
       2,350          FedEx Corp.                                   145,771
       1,950          Norfolk Southern Corp.                         37,440
         500          Union Pacific Corp.                            29,010
       8,800          United Parcel Service, Inc.                   560,560
                                                               ------------
                                                                    828,239
                                                               ------------
                      TRUCKING & LEASING: 0.0%
         500          Ryder System, Inc.                             12,810
                                                               ------------
                                                                     12,810
                                                               ------------
                      Total Common Stocks
                       (Cost $43,547,012)                        46,429,091
                                                               ------------
 Principal
   Amount                                                         Value
---------------------------------------------------------------------------
NOTES/BONDS: 3.6%
                      SOVEREIGN: 3.6%
$ 10,163,000          Israel Trust, Zero Coupon, due 11/15/07  $  9,089,350
   1,450,000          Turkey Trust, Zero Coupon, due 11/15/07     1,296,818
                                                               ------------
                                                                 10,386,168
                                                               ------------
                      Total Notes/Bonds
                       (Cost $10,109,509)                        10,386,168
                                                               ------------

 Principal
   Amount                                                         Value
---------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 40.3%
                      FEDERAL HOME LOAN BANK: 12.3%
$ 40,000,000          Zero Coupon, due 09/14/07                $ 35,915,800
                                                               ------------
                                                                 35,915,800
                                                               ------------
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION -- STRIP: 0.2%
     538,000          Zero Coupon, due 09/15/07                     484,290
                                                               ------------
                                                                    484,290
                                                               ------------
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION: 27.8%
  40,000,000          Zero Coupon, due 09/14/07                  35,915,800
  50,000,000          Zero Coupon, due 09/14/07                  44,894,750
                                                               ------------
                                                                 80,810,550
                                                               ------------
                      Total U.S. Government Agency
                       Obligations
                       (Cost $113,216,854)                      117,210,640
                                                               ------------
U.S. TREASURY OBLIGATIONS: 39.3%
                      U.S. TREASURY STRIP: 39.3%
 125,343,000          Zero Coupon, due 08/15/07                 114,532,668
                                                               ------------
                                                                114,532,668
                                                               ------------
                      Total U.S. Treasury Obligations
                       (Cost $110,243,712)                      114,532,668
                                                               ------------

SHORT-TERM INVESTMENT: 1.0%
              REPURCHASE AGREEMENT: 1.0%
$  2,793,000  State Street Repurchase Agreement,                  2,793,000
               dated 06/30/03, 1.100% due 07/01/03,
               $2,793,085 to be received upon
               repurchase (Collateralized by
               $2,805,000 Federal Farm Credit Bureau,
               1.900%, Market Value $2,852,915, due
               03/04/05)
                                                               ------------
              Total Short-Term Investment                         2,793,000
               (Cost $2,793,000)
                                                               ------------

              TOTAL INVESTMENTS IN SECURITIES
               (COST $279,910,087)*                    100.1%  $291,351,567
              OTHER ASSETS AND LIABILITIES-NET          (0.1)      (198,003)
                                                      -------  ------------
              NET ASSETS                               100.0%  $291,153,564
                                                      =======  ============

 @     Non-income producing security
 @@    Foreign Issuer
 *     Cost for federal income tax purposes is the same as for
       financial statement purposes. Net unrealized appreciation
       consists of:

       Gross Unrealized Appreciation                             $12,130,100
       Gross Unrealized Depreciation                                (688,620)
                                                                 -----------
       Net Unrealized Appreciation                               $11,441,480
                                                                 ===========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES T    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                                          Value
---------------------------------------------------------------------------
COMMON STOCKS: 16.9%
                   ADVERTISING: 0.0%
      2,300        Interpublic Group of Cos., Inc.             $     30,774
        700        Omnicom Group                                     50,190
                                                               ------------
                                                                     80,964
                                                               ------------
                   AEROSPACE/DEFENSE: 0.2%
      3,250        Boeing Co.                                       111,540
        850        General Dynamics Corp.                            61,625
        200        Goodrich Corp.                                     4,200
      2,300        Lockheed Martin Corp.                            109,411
        250        Northrop Grumman Corp.                            21,573
        600        Raytheon Co.                                      19,704
        990        Rockwell Collins, Inc.                            24,384
      1,800        United Technologies Corp.                        127,494
                                                               ------------
                                                                    479,931
                                                               ------------
                   AGRICULTURE: 0.2%
      8,050        Altria Group, Inc.                               365,792
      1,250        Monsanto Co.                                      27,050
        900        UST, Inc.                                         31,527
                                                               ------------
                                                                    424,369
                                                               ------------
                   AIRLINES: 0.0%
      2,900        Southwest Airlines Co.                            49,880
                                                               ------------
                                                                     49,880
                                                               ------------
                   APPAREL: 0.1%
        900   @    Jones Apparel Group, Inc.                         26,334
        730        Liz Claiborne, Inc.                               25,733
      1,050        Nike, Inc.                                        56,165
        300   @    Reebok Intl. Ltd.                                 10,089
        400        VF Corp.                                          13,620
                                                               ------------
                                                                    131,941
                                                               ------------
                   AUTO MANUFACTURERS: 0.1%
     11,890        Ford Motor Co.                                   130,671
        900        General Motors Corp.                              32,400
        750        Paccar, Inc.                                      50,670
                                                               ------------
                                                                    213,741
                                                               ------------
                   AUTO PARTS & EQUIPMENT: 0.0%
        390        Cooper Tire & Rubber Co.                           6,860
        800        Dana Corp.                                         9,248
      2,900        Delphi Corp.                                      25,027
        350        Johnson Controls, Inc.                            29,960
                                                               ------------
                                                                     71,095
                                                               ------------
                   BANKS: 1.1%
      1,550        AmSouth Bancorp                                   33,852
      7,750        Bank of America Corp.                            612,483
      1,200        Bank of New York Co., Inc.                        34,500
      4,400        Bank One Corp.                                   163,592
      2,000        BB&T Corp.                                        68,600
        950        Charter One Financial, Inc.                       29,621
        650        Comerica, Inc.                                    30,225
        700        First Tennessee National Corp.                    30,737
      3,950        FleetBoston Financial Corp.                      117,355
      1,200        Huntington Bancshares, Inc.                       23,424
      1,750        Keycorp                                           44,223
      1,100        Marshall & Ilsley Corp.                           33,638
      1,600        Mellon Financial Corp.                            44,400
      3,900        National City Corp.                              127,569
        250        North Fork Bancorporation, Inc.                    8,515
        400        PNC Financial Services Group, Inc.                19,524
      1,150        Regions Financial Corp.                           38,847
      1,500        SouthTrust Corp.                                  40,800
      1,250        State Street Corp.                                49,250
      1,200        SunTrust Banks, Inc.                              71,208
        850        Union Planters Corp.                              26,376
      9,800        US Bancorp                                       240,100

  Shares                                                          Value
---------------------------------------------------------------------------
      7,000        Wachovia Corp.                              $    279,720
      6,450        Wells Fargo & Co.                                325,080
        350        Zions Bancorporation                              17,714
                                                               ------------
                                                                  2,511,353
                                                               ------------
                   BEVERAGES: 0.5%
      3,400        Anheuser-Busch Cos., Inc.                        173,570
        250        Brown-Forman Corp.                                19,655
      9,600        Coca-Cola Co.                                    445,536
      1,650        Coca-Cola Enterprises, Inc.                       29,948
        200        Coors (Adolph)                                     9,796
      1,400        Pepsi Bottling Group, Inc.                        28,028
      6,600        PepsiCo, Inc.                                    293,700
                                                               ------------
                                                                  1,000,233
                                                               ------------
                   BIOTECHNOLOGY: 0.2%
      4,900   @    Amgen, Inc.                                      325,556
        600   @    Biogen, Inc.                                      22,800
      1,000   @    Chiron Corp.                                      43,720
        800   @    Genzyme Corp.                                     33,440
                                                               ------------
                                                                    425,516
                                                               ------------
                   BUILDING MATERIALS: 0.0%
        400   @    American Standard Cos., Inc.                      29,572
      1,800        Masco Corp.                                       42,930
        400        Vulcan Materials Co.                              14,828
                                                               ------------
                                                                     87,330
                                                               ------------
                   CHEMICALS: 0.3%
      1,000        Air Products & Chemicals, Inc.                    41,600
      4,000        Dow Chemical Co.                                 123,840
      4,300        Du Pont EI de Nemours & Co.                      179,052
        400        Eastman Chemical Co.                              12,668
      1,100        Ecolab, Inc.                                      28,160
        550        Engelhard Corp.                                   13,624
        200        Great Lakes Chemical Corp.                         4,080
        600        International Flavors & Fragrances, Inc.          19,158
        750        PPG Industries, Inc.                              38,055
        700        Praxair, Inc.                                     42,070
      1,200        Rohm & Haas Co.                                   37,236
        800        Sherwin-Williams Co.                              21,504
        400        Sigma-Aldrich Corp.                               21,672
                                                               ------------
                                                                    582,719
                                                               ------------
                   COMMERCIAL SERVICES: 0.1%
        700   @    Apollo Group, Inc.                                43,232
      1,300   @    Cendant Corp.                                     23,816
      2,000   @    Concord EFS, Inc.                                 29,440
      1,000   @    Convergys Corp.                                   16,000
        100        Deluxe Corp.                                       4,480
        550        Equifax, Inc.                                     14,300
        750        H&R Block, Inc.                                   32,438
      1,200        McKesson Corp.                                    42,888
        600        Moody's Corp.                                     31,626
      1,400        Paychex, Inc.                                     41,034
        550   @    Quintiles Transnational Corp.                      7,805
        900   @    Robert Half Intl., Inc.                           17,046
        550        RR Donnelley & Sons Co.                           14,377
                                                               ------------
                                                                    318,482
                                                               ------------
                   COMPUTERS: 0.8%
      1,850   @    Apple Computer, Inc.                              35,372
        700   @    Computer Sciences Corp.                           26,684
     16,600   @    Dell Computer Corp.                              530,536
        700        Electronic Data Systems Corp.                     15,015
     11,500   @    EMC Corp.-Mass                                   120,405
     11,750        Hewlett-Packard Co.                              250,275
      6,450        International Business Machines Corp.            532,125
        780   @    Lexmark Intl., Inc.                               55,201
      1,300   @    Network Appliance, Inc.                           21,073
     12,300   @    Sun Microsystems, Inc.                            56,580

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES T    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
---------------------------------------------------------------------------
                   COMPUTERS (CONTINUED)
      1,150   @    Sungard Data Systems, Inc.                  $     29,797
      1,450   @    Unisys Corp.                                      17,806
                                                               ------------
                                                                  1,690,869
                                                               ------------
                   COSMETICS/PERSONAL CARE: 0.6%
        300        Alberto-Culver Co.                                15,330
        400        Avon Products, Inc.                               24,880
      2,750        Colgate-Palmolive Co.                            159,363
      6,750        Gillette Co.                                     215,055
      2,050        Kimberly-Clark Corp.                             106,887
      8,400        Procter & Gamble Co.                             749,112
                                                               ------------
                                                                  1,270,627
                                                               ------------
                   DIVERSIFIED FINANCIAL SERVICES: 1.4%
      5,050        American Express Co.                             211,141
        640        Bear Stearns Cos., Inc.                           46,349
      1,200        Capital One Financial Corp.                       59,016
      2,050        Charles Schwab Corp.                              20,685
     19,600        Citigroup, Inc.                                  838,880
        850        Countrywide Financial Corp.                       59,135
      6,450        Fannie Mae                                       434,988
        950        Franklin Resources, Inc.                          37,117
      3,550        Freddie Mac                                      180,234
      1,800        Goldman Sachs Group, Inc.                        150,750
      7,650        JP Morgan Chase & Co.                            261,477
      1,650        Lehman Brothers Holdings, Inc.                   109,692
      6,550        MBNA Corp.                                       136,502
      4,800        Merrill Lynch & Co., Inc.                        224,064
      4,150        Morgan Stanley                                   177,413
      1,710   @    Providian Financial Corp.                         15,835
      1,950        SLM Corp.                                         76,382
        200        T Rowe Price Group, Inc.                           7,550
                                                               ------------
                                                                  3,047,210
                                                               ------------
                   ELECTRIC: 0.5%
      2,300        AES Corp.                                         14,605
        650        Ameren Corp.                                      28,665
      1,400        American Electric Power Co., Inc.                 41,762
      1,500        Centerpoint Energy, Inc.                          12,225
        900        Cinergy Corp.                                     33,111
      1,000        Consolidated Edison, Inc.                         43,280
        900        Constellation Energy Group, Inc.                  30,870
      1,150        Dominion Resources, Inc.                          73,911
        700        DTE Energy Co.                                    27,048
      3,350        Duke Energy Corp.                                 66,833
      1,800   @    Edison Intl.                                      29,574
        800        Entergy Corp.                                     42,224
      2,100        Exelon Corp.                                     125,601
      1,250        FirstEnergy Corp.                                 48,063
        950        FPL Group, Inc.                                   63,508
      1,100        NiSource, Inc.                                    20,900
      1,750   @    PG&E Corp.                                        37,013
      1,050        PPL Corp.                                         45,150
        950        Progress Energy, Inc.                             41,705
      1,100        Public Service Enterprise Group, Inc.             46,475
      3,000        Southern Co.                                      93,480
      1,200        TXU Corp.                                         26,940
      1,450        Xcel Energy, Inc.                                 21,808
                                                               ------------
                                                                  1,014,751
                                                               ------------
                   ELECTRICAL COMPONENTS & EQUIPMENT: 0.1%
      1,120   @    American Power Conversion                         17,461
      1,500        Emerson Electric Co.                              76,650
        800        Molex, Inc.                                       21,592
                                                               ------------
                                                                    115,703
                                                               ------------
                   ELECTRONICS: 0.1%
      1,200        Applera Corp. -- Applied Biosystems Group         22,836
      1,050   @    Jabil Circuit, Inc.                               23,205

  Shares                                                          Value
---------------------------------------------------------------------------
         50   @    Sanmina-SCI Corp.                           $        316
      3,400   @    Solectron Corp.                                   12,716
      1,000        Symbol Technologies, Inc.                         13,010
        500   @    Thermo Electron Corp.                             10,510
        700   @    Waters Corp.                                      20,391
                                                               ------------
                                                                    102,984
                                                               ------------
                   ENGINEERING & CONSTRUCTION: 0.0%
        520        Fluor Corp.                                       17,493
                                                               ------------
                                                                     17,493
                                                               ------------
                   ENTERTAINMENT: 0.0%
        350   @    International Game Technology                     35,816
                                                               ------------
                                                                     35,816
                                                               ------------
                   ENVIRONMENTAL CONTROL: 0.0%
      1,000   @    Allied Waste Industries, Inc.                     10,050
      2,500        Waste Management, Inc.                            60,225
                                                               ------------
                                                                     70,275
                                                               ------------
                   FOOD: 0.3%
      1,550        Albertson's, Inc.                                 29,760
      2,450        Archer-Daniels-Midland Co.                        31,532
      1,600        Campbell Soup Co.                                 39,200
      2,050        ConAgra Foods, Inc.                               48,380
      1,500        General Mills, Inc.                               71,115
        500        Hershey Foods Corp.                               34,830
      2,400        HJ Heinz Co.                                      79,152
      1,500        Kellogg Co.                                       51,555
      3,000   @    Kroger Co.                                        50,040
        550        McCormick & Co., Inc.                             14,960
        650   @    Safeway, Inc.                                     13,299
      3,150        Sara Lee Corp.                                    59,252
        450        Supervalu, Inc.                                    9,594
      2,500        Sysco Corp.                                       75,100
        800        Winn-Dixie Stores, Inc.                            9,848
        850        WM Wrigley Jr Co.                                 47,796
                                                               ------------
                                                                    665,413
                                                               ------------
                   FOREST PRODUCTS & PAPER: 0.0%
        400        Boise Cascade Corp.                                9,560
      2,100        International Paper Co.                           75,033
                                                               ------------
                                                                     84,593
                                                               ------------
                   GAS: 0.0%
        700        KeySpan Corp.                                     24,815
        200        Nicor, Inc.                                        7,422
        200        Peoples Energy Corp.                               8,578
        800        Sempra Energy                                     22,824
                                                               ------------
                                                                     63,639
                                                               ------------
                   HAND/MACHINE TOOLS: 0.0%
        490        Black & Decker Corp.                              21,291
        200        Snap-On, Inc.                                      5,806
        400        Stanley Works                                     11,040
                                                               ------------
                                                                     38,137
                                                               ------------
                   HEALTHCARE -- PRODUCTS: 0.6%
      1,100        Becton Dickinson & Co.                            42,735
        950        Biomet, Inc.                                      27,227
      1,550   @    Boston Scientific Corp.                           94,705
        250        CR Bard, Inc.                                     17,828
      2,170   @    Guidant Corp.                                     96,326
     11,350        Johnson & Johnson                                586,795
      4,650        Medtronic, Inc.                                  223,061
        750   @    St. Jude Medical, Inc.                            43,125
        800        Stryker Corp.                                     55,496
        800   @    Zimmer Holdings, Inc.                             36,040
                                                               ------------
                                                                  1,223,338
                                                               ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES T    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
---------------------------------------------------------------------------
                   HEALTHCARE -- SERVICES: 0.2%
        830        Aetna, Inc.                                 $     49,966
        980   @    Anthem, Inc.                                      75,607
        900   @    Humana, Inc.                                      13,590
        400   @    Manor Care, Inc.                                  10,004
      3,200        UnitedHealth Group, Inc.                         160,800
      1,060   @    WellPoint Health Networks                         89,358
                                                               ------------
                                                                    399,325
                                                               ------------
                   HOME BUILDERS: 0.0%
        390        Centex Corp.                                      30,338
        330        KB Home                                           20,453
        100        Pulte Homes, Inc.                                  6,166
                                                               ------------
                                                                     56,957
                                                               ------------
                   HOME FURNISHINGS: 0.0%
      1,000        Leggett & Platt, Inc.                             20,500
        300        Whirlpool Corp.                                   19,110
                                                               ------------
                                                                     39,610
                                                               ------------
                   HOUSEHOLD PRODUCTS/WARES: 0.0%
        150        Avery Dennison Corp.                               7,530
        850        Clorox Co.                                        36,253
        600        Fortune Brands, Inc.                              31,320
                                                               ------------
                                                                     75,103
                                                               ------------
                   HOUSEWARES: 0.0%
      1,250        Newell Rubbermaid, Inc.                           35,000
                                                               ------------
                                                                     35,000
                                                               ------------
                   INSURANCE: 0.8%
      1,100   @@   ACE Ltd.                                          37,719
      2,600        Aflac, Inc.                                       79,950
      4,550        Allstate Corp.                                   162,208
        500        AMBAC Financial Group, Inc.                       33,125
      9,950        American Intl. Group                             549,041
      1,350        AON Corp.                                         32,508
        700        Chubb Corp.                                       42,000
        620        Cigna Corp.                                       29,103
        250        Cincinnati Financial Corp.                         9,272
        400        Hartford Financial Services Group, Inc.           20,144
        600        Jefferson-Pilot Corp.                             24,876
      1,200        John Hancock Financial Services, Inc.             36,876
        700        Lincoln National Corp.                            24,941
        900        Loews Corp.                                       42,561
      2,000        Marsh & McLennan Cos., Inc.                      102,140
        550        MBIA, Inc.                                        26,812
      2,700        Metlife, Inc.                                     76,464
        600        MGIC Investment Corp.                             27,984
      2,000        Principal Financial Group                         64,500
      1,150        Progressive Corp.                                 84,065
      2,950        Prudential Financial, Inc.                        99,267
        950        Safeco Corp.                                      33,516
        450        Torchmark Corp.                                   16,762
      4,200   @    Travelers Property Casualty Corp.                 66,234
        400        UnumProvident Corp.                                5,364
        500   @@   XL Capital Ltd.                                   41,500
                                                               ------------
                                                                  1,768,932
                                                               ------------
                   INTERNET: 0.1%
      1,700   @    eBay, Inc.                                       177,106
        950   @    Symantec Corp.                                    41,667
      2,400   @    Yahoo!, Inc.                                      78,624
                                                               ------------
                                                                    297,397
                                                               ------------
                   IRON/STEEL: 0.0%
        300        United States Steel Corp.                          4,911
                                                               ------------
                                                                      4,911
                                                               ------------

  Shares                                                          Value
---------------------------------------------------------------------------
                   LEISURE TIME: 0.0%
        560        Brunswick Corp.                             $     14,011
      1,400        Harley-Davidson, Inc.                             55,804
                                                               ------------
                                                                     69,815
                                                               ------------
                   LODGING: 0.0%
        550   @    Harrah's Entertainment, Inc.                      22,132
      1,300        Hilton Hotels Corp.                               16,627
        950        Marriott Intl., Inc.                              36,499
                                                               ------------
                                                                     75,258
                                                               ------------
                   MACHINERY -- CONSTRUCTION & MINING: 0.0%
      1,300        Caterpillar, Inc.                                 72,358
                                                               ------------
                                                                     72,358
                                                               ------------
                   MACHINERY -- DIVERSIFIED: 0.1%
      1,350        Deere & Co.                                       61,695
        800        Dover Corp.                                       23,968
      1,000        Rockwell Automation, Inc.                         23,840
                                                               ------------
                                                                    109,503
                                                               ------------
                   MEDIA: 0.6%
     17,300   @    AOL Time Warner, Inc.                            278,357
      2,400   @    Clear Channel Communications, Inc.               101,736
      9,000   @    Comcast Corp.                                    271,620
        300        Dow Jones & Co., Inc.                             12,909
      1,200        Gannett Co., Inc.                                 92,172
        300        Knight-Ridder, Inc.                               20,679
        800        McGraw-Hill Cos., Inc.                            49,600
        300        Meredith Corp.                                    13,200
        600        New York Times Co.                                27,300
      1,250        Tribune Co.                                       60,375
      6,850   @    Viacom, Inc.                                     299,071
      7,900        Walt Disney Co.                                  156,025
                                                               ------------
                                                                  1,383,044
                                                               ------------
                   MINING: 0.1%
      1,350        Alcoa, Inc.                                       34,425
        900   @    Freeport-McMoRan Copper & Gold, Inc.              22,050
      1,750        Newmont Mining Corp.                              56,805
        450   @    Phelps Dodge Corp.                                17,253
                                                               ------------
                                                                    130,533
                                                               ------------
                   MISCELLANEOUS MANUFACTURING: 1.1%
      1,450        3M Co.                                           187,021
        350        Cooper Industries Ltd.                            14,455
        100        Crane Co.                                          2,263
        600        Danaher Corp.                                     40,830
      2,130        Eastman Kodak Co.                                 58,255
        300        Eaton Corp.                                       23,583
     62,550        General Electric Co.                           1,793,934
      1,300        Honeywell Intl., Inc.                             34,905
      1,100        Illinois Tool Works, Inc.                         72,435
        650   @@   Ingersoll-Rand Co.                                30,758
        330        ITT Industries, Inc.                              21,601
        500        Pall Corp.                                        11,250
        750        Textron, Inc.                                     29,265
      7,500   @@   Tyco Intl. Ltd.                                  142,350
                                                               ------------
                                                                  2,462,905
                                                               ------------
                   OFFICE/BUSINESS EQUIPMENT: 0.0%
      1,000        Pitney Bowes, Inc.                                38,410
      3,700   @    Xerox Corp.                                       39,183
                                                               ------------
                                                                     77,593
                                                               ------------
                   OIL & GAS SERVICES: 0.0%
      1,700        Halliburton Co.                                   39,100
                                                               ------------
                                                                     39,100
                                                               ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES T    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
---------------------------------------------------------------------------
                   OIL & GAS: 0.9%
        600        Amerada Hess Corp.                          $     29,508
      1,350        Anadarko Petroleum Corp.                          60,034
        602        Apache Corp.                                      39,166
        750        Burlington Resources, Inc.                        40,552
      4,100        ChevronTexaco Corp.                              296,020
      2,600        ConocoPhillips                                   142,480
        850        Devon Energy Corp.                                45,390
        500        EOG Resources, Inc.                               20,920
     25,700        Exxon Mobil Corp.                                922,887
        400        Kerr-McGee Corp.                                  17,920
      2,200        Marathon Oil Corp.                                57,970
        550  @,@@  Nabors Industries Ltd.                            21,752
        250   @    Noble Corp.                                        8,575
      2,400        Occidental Petroleum Corp.                        80,520
        100        Rowan Cos., Inc.                                   2,240
        350        Sunoco, Inc.                                      13,209
      1,360        Transocean, Inc.                                  29,879
      1,400        Unocal Corp.                                      40,166
                                                               ------------
                                                                  1,869,188
                                                               ------------
                   PACKAGING & CONTAINERS: 0.0%
        300        Ball Corp.                                        13,653
        300        Bemis Co.                                         14,040
        700   @    Pactiv Corp.                                      13,797
        300   @    Sealed Air Corp.                                  14,298
                                                               ------------
                                                                     55,788
                                                               ------------
                   PHARMACEUTICALS: 1.4%
      5,950        Abbott Laboratories                              260,372
        200        Allergan, Inc.                                    15,420
      2,950        Bristol-Myers Squibb Co.                          80,092
      1,900        Cardinal Health, Inc.                            122,170
      4,250        Eli Lilly & Co.                                  293,122
      1,850   @    Forest Laboratories, Inc.                        101,288
      1,220   @    King Pharmaceuticals, Inc.                        18,007
      1,200   @    Medimmune, Inc.                                   43,644
     11,450        Merck & Co., Inc.                                693,297
     30,420        Pfizer, Inc.                                   1,038,843
      5,950        Schering-Plough Corp.                            110,670
        600   @    Watson Pharmaceuticals, Inc.                      24,222
      5,050        Wyeth                                            230,027
                                                               ------------
                                                                  3,031,174
                                                               ------------
                   PIPELINES: 0.0%
        550        Kinder Morgan, Inc.                               30,057
      2,150        Williams Cos., Inc.                               16,985
                                                               ------------
                                                                     47,042
                                                               ------------
                   REITS: 0.1%
      1,500        Equity Office Properties Trust                    40,515
      1,100        Equity Residential                                28,545
        900        Simon Property Group, Inc.                        35,127
                                                               ------------
                                                                    104,187
                                                               ------------
                   RETAIL: 1.1%
      1,400   @    Autonation, Inc.                                  22,008
        150   @    Autozone, Inc.                                    11,395
      1,350   @    Bed Bath & Beyond, Inc.                           52,393
        500   @    Best Buy Co., Inc.                                21,960
        900   @    Big Lots, Inc.                                    13,536
      1,750   @    Costco Wholesale Corp.                            64,050
      1,550        CVS Corp.                                         43,446
        900        Darden Restaurants, Inc.                          17,082
        300        Dillard's, Inc.                                    4,041
      2,000        Dollar General Corp.                              36,520
        800        Family Dollar Stores                              30,520
      1,250   @    Federated Department Stores                       46,062
      3,490        Gap, Inc.                                         65,472
      9,100        Home Depot, Inc.                                 301,392
        970        JC Penney Co., Inc. Holding Co.                   16,344

  Shares                                                          Value
---------------------------------------------------------------------------
      2,200        Limited Brands                              $     34,100
      2,990        Lowe's Cos., Inc.                                128,420
        450        May Department Stores Co.                         10,017
      5,100        McDonald's Corp.                                 112,506
      2,000   @    Office Depot, Inc.                                29,020
      1,110        RadioShack Corp.                                  29,204
      2,470   @    Staples, Inc.                                     45,324
      1,750   @    Starbucks Corp.                                   42,910
      2,100        TJX Cos., Inc.                                    39,564
      5,350        Walgreen Co.                                     161,035
     16,900        Wal-Mart Stores, Inc.                            907,023
        500        Wendy's Intl., Inc.                               14,485
      1,500   @    Yum! Brands, Inc.                                 44,340
                                                               ------------
                                                                  2,344,169
                                                               ------------
                   SAVINGS & LOANS: 0.2%
        760        Golden West Financial Corp.                       60,807
      6,250        Washington Mutual, Inc.                          258,125
                                                               ------------
                                                                    318,932
                                                               ------------
                   SEMICONDUCTORS: 0.4%
      1,550   @    Altera Corp.                                      25,420
      1,550   @    Analog Devices, Inc.                              53,971
      6,400   @    Applied Materials, Inc.                          101,504
     25,550        Intel Corp.                                      531,031
        300   @    Kla-Tencor Corp.                                  13,947
      1,300        Linear Technology Corp.                           41,873
      1,100   @    LSI Logic Corp.                                    7,788
      1,200        Maxim Integrated Products                         41,028
        750   @    Novellus Systems, Inc.                            27,466
        700   @    Nvidia Corp.                                      16,107
        350   @    QLogic Corp.                                      16,915
      1,250   @    Xilinx, Inc.                                      31,637
                                                               ------------
                                                                    908,687
                                                               ------------
                   SOFTWARE: 1.1%
        850        Adobe Systems, Inc.                               27,259
        500        Autodesk, Inc.                                     8,080
      2,500        Automatic Data Processing                         84,650
        800   @    BMC Software, Inc.                                13,064
        800   @    Citrix Systems, Inc.                              16,288
      3,700        Computer Associates Intl., Inc.                   82,436
      1,950   @    Compuware Corp.                                   11,251
        550   @    Electronic Arts, Inc.                             40,694
      2,800        First Data Corp.                                 116,032
      1,000   @    Fiserv, Inc.                                      35,610
        900        IMS Health, Inc.                                  16,191
      1,100   @    Intuit, Inc.                                      48,983
        500   @    Mercury Interactive Corp.                         19,305
     55,650        Microsoft Corp.                                1,425,196
     34,350   @    Oracle Corp.                                     412,887
      1,150   @    Peoplesoft, Inc.                                  20,228
      3,170   @    Siebel Systems, Inc.                              30,242
      2,750   @    Veritas Software Corp.                            78,842
                                                               ------------
                                                                  2,487,238
                                                               ------------
                   TELECOMMUNICATIONS: 1.1%
      1,150   @    Alltel Corp.                                      55,453
        100   @    Andrew Corp.                                         920
      2,500        AT&T Corp.                                        48,125
     10,100   @    AT&T Wireless Services, Inc.                      82,921
      2,650   @    Avaya, Inc.                                       17,119
      8,850        BellSouth Corp.                                  235,675
        800        CenturyTel, Inc.                                  27,880
      2,250   @    Ciena Corp.                                       11,677
     27,100   @    Cisco Systems, Inc.                              452,299
      1,600   @    Citizens Communications Co.                       20,624
        900   @    Comverse Technology, Inc.                         13,527
      4,600        Corning, Inc.                                     33,994

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES T    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
---------------------------------------------------------------------------
                   TELECOMMUNICATIONS (CONTINUED)
      3,500        Motorola, Inc.                              $     33,005
      6,050   @    Nextel Communications, Inc.                      109,384
      3,050   @    Qualcomm, Inc.                                   109,037
     14,950        SBC Communications, Inc.                         381,972
        900        Scientific-Atlanta, Inc.                          21,456
      4,150        Sprint Corp.-FON Group                            59,760
      2,300   @    Tellabs, Inc.                                     15,111
     15,550        Verizon Communications, Inc.                     613,447
                                                               ------------
                                                                  2,343,386
                                                               ------------
                   TEXTILES: 0.0%
        900        Cintas Corp.                                      31,896
                                                               ------------
                                                                     31,896
                                                               ------------
                   TOYS/GAMES/HOBBIES: 0.1%
      1,200        Hasbro, Inc.                                      20,988
      3,190        Mattel, Inc.                                      60,355
                                                               ------------
                                                                     81,343
                                                               ------------
                   TRANSPORTATION: 0.3%
      1,350        Burlington Northern Santa Fe Corp.                38,394
      1,900        FedEx Corp.                                      117,857
      1,550        Norfolk Southern Corp.                            29,760
        400        Union Pacific Corp.                               23,208
      7,050        United Parcel Service, Inc.                      449,085
                                                               ------------
                                                                    658,304
                                                               ------------
                   TRUCKING & LEASING: 0.0%
        400        Ryder System, Inc.                                10,248
                                                               ------------
                                                                     10,248
                                                               ------------
                   Total Common Stocks
                    (Cost $34,729,911)                           37,207,328
                                                               ------------
 Principal
  Amount                                                          Value
---------------------------------------------------------------------------
NOTES/BONDS: 19.6%
                   SOVEREIGN: 19.6%
$48,037,000        Turkey Trust, Zero Coupon, due 11/15/07     $ 42,962,227
                                                               ------------
                   Total Notes/Bonds
                    (Cost $41,300,848)                           42,962,227
                                                               ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 44.8%
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION -- STRIP: 44.8%
 27,363,000        Zero Coupon, due 01/15/08                     24,303,762
 78,726,000        Zero Coupon, due 02/15/08                     69,620,865
  5,198,000        Zero Coupon, due 03/15/08                      4,573,502
                                                               ------------
                                                                 98,498,129
                                                               ------------
                   Total U.S. Government Agency Obligations
                    (Cost $94,121,973)                           98,498,129
                                                               ------------

 Principal
  Amount                                                          Value
---------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: 17.9%
                   U.S. TREASURY STRIP: 17.9%
$23,057,000        Zero Coupon, due 11/15/07                   $ 20,872,695
 20,441,000        Zero Coupon, due 02/15/08                     18,324,559
                                                               ------------
                                                                 39,197,254
                                                               ------------
                   Total U.S. Treasury Obligations
                    (Cost $37,952,296)                           39,197,254
                                                               ------------
SHORT-TERM INVESTMENT: 0.9%
                   REPURCHASE AGREEMENT: 0.9%
$ 1,915,000        State Street Repurchase Agreement, dated
                    06/30/03, 1.100% due 07/01/03, $1,915,059
                    to be received upon repurchase
                    (Collateralized by $1,820,000 Federal
                    Home Loan Bank, 6.250%, Market Value
                    $1,958,535,
                    due 11/15/04)                                 1,915,000
                                                               ------------
                   Total Short-Term Investment
                    (Cost $1,915,000)                             1,915,000
                                                               ------------

             TOTAL INVESTMENTS IN SECURITIES
              (COST $210,020,028)*                     100.1%  $219,779,938
             OTHER ASSETS AND LIABILITIES-NET           (0.1)      (134,405)
                                                       ------  ------------
             NET ASSETS                                100.0%  $219,645,533
                                                       ======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

      Gross Unrealized Appreciation                              $10,236,108
      Gross Unrealized Depreciation                                 (476,198)
                                                                 -----------
      Net Unrealized Appreciation                                $ 9,759,910
                                                                 ===========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES U    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                                          Value
---------------------------------------------------------------------------
COMMON STOCKS: 24.7%
                   ADVERTISING: 0.0%
      2,300        Interpublic Group of Cos., Inc.             $     30,774
      1,100        Omnicom Group                                     78,870
                                                               ------------
                                                                    109,644
                                                               ------------
                   AEROSPACE/DEFENSE: 0.3%
      4,600        Boeing Co.                                       157,872
      1,300        General Dynamics Corp.                            94,250
        200        Goodrich Corp.                                     4,200
      3,300        Lockheed Martin Corp.                            156,981
        400        Northrop Grumman Corp.                            34,516
        850        Raytheon Co.                                      27,914
      1,800        Rockwell Collins, Inc.                            44,334
      2,600        United Technologies Corp.                        184,158
                                                               ------------
                                                                    704,225
                                                               ------------
                   AGRICULTURE: 0.3%
     11,550        Altria Group, Inc.                               524,832
      2,050        Monsanto Co.                                      44,362
        900        UST, Inc.                                         31,527
                                                               ------------
                                                                    600,721
                                                               ------------
                   AIRLINES: 0.0%
      4,200        Southwest Airlines Co.                            72,240
                                                               ------------
                                                                     72,240
                                                               ------------
                   APPAREL: 0.1%
      1,100   @    Jones Apparel Group, Inc.                         32,186
      1,100        Liz Claiborne, Inc.                               38,775
      1,650        Nike, Inc.                                        88,259
        300   @    Reebok Intl. Ltd.                                 10,089
        600        VF Corp.                                          20,430
                                                               ------------
                                                                    189,739
                                                               ------------
                   AUTO MANUFACTURERS: 0.1%
     17,870        Ford Motor Co.                                   196,391
      1,350        General Motors Corp.                              48,600
      1,050        Paccar, Inc.                                      70,938
                                                               ------------
                                                                    315,929
                                                               ------------
                   AUTO PARTS & EQUIPMENT: 0.0%
        500        Cooper Tire & Rubber Co.                           8,795
      1,150        Dana Corp.                                        13,294
      2,900        Delphi Corp.                                      25,027
        700        Johnson Controls, Inc.                            59,920
                                                               ------------
                                                                    107,036
                                                               ------------
                   BANKS: 1.7%
      2,400        AmSouth Bancorp                                   52,416
     11,700        Bank of America Corp.                            924,651
      2,150        Bank of New York Co., Inc.                        61,813
      6,500        Bank One Corp.                                   241,670
      2,700        BB&T Corp.                                        92,610
      1,300        Charter One Financial, Inc.                       40,534
        950        Comerica, Inc.                                    44,175
        700        First Tennessee National Corp.                    30,737
      5,900        FleetBoston Financial Corp.                      175,289
      1,200        Huntington Bancshares, Inc.                       23,424
      2,950        Keycorp                                           74,547
      1,650        Marshall & Ilsley Corp.                           50,457
      2,950        Mellon Financial Corp.                            81,863
      5,850        National City Corp.                              191,354
        900        North Fork Bancorporation, Inc.                   30,654
        750        PNC Financial Services Group, Inc.                36,608
      1,250        Regions Financial Corp.                           42,225
      2,300        SouthTrust Corp.                                  62,560
      2,100        State Street Corp.                                82,740
      1,650        SunTrust Banks, Inc.                              97,911
      1,400        Union Planters Corp.                              43,442
     14,300        US Bancorp                                       350,350

  Shares                                                          Value
---------------------------------------------------------------------------
     10,350        Wachovia Corp.                              $    413,586
      9,500        Wells Fargo & Co.                                478,800
        600        Zions Bancorporation                              30,366
                                                               ------------
                                                                  3,754,782
                                                               ------------
                   BEVERAGES: 0.6%
      4,750        Anheuser-Busch Cos., Inc.                        242,488
        400        Brown-Forman Corp.                                31,448
     14,250        Coca-Cola Co.                                    661,343
      2,700        Coca-Cola Enterprises, Inc.                       49,005
        200        Coors (Adolph)                                     9,796
      1,500        Pepsi Bottling Group, Inc.                        30,030
      9,700        PepsiCo, Inc.                                    431,650
                                                               ------------
                                                                  1,455,760
                                                               ------------
                   BIOTECHNOLOGY: 0.3%
      7,200   @    Amgen, Inc.                                      478,368
        850   @    Biogen, Inc.                                      32,300
      1,200   @    Chiron Corp.                                      52,464
      1,450   @    Genzyme Corp.                                     60,610
                                                               ------------
                                                                    623,742
                                                               ------------
                   BUILDING MATERIALS: 0.1%
        400   @    American Standard Cos., Inc.                      29,572
      2,750        Masco Corp.                                       65,588
        550        Vulcan Materials Co.                              20,389
                                                               ------------
                                                                    115,549
                                                               ------------
                   CHEMICALS: 0.4%
      1,500        Air Products & Chemicals, Inc.                    62,400
      5,850        Dow Chemical Co.                                 181,116
      6,300        Du Pont EI de Nemours & Co.                      262,332
        400        Eastman Chemical Co.                              12,668
      1,400        Ecolab, Inc.                                      35,840
      1,050        Engelhard Corp.                                   26,009
        300        Great Lakes Chemical Corp.                         6,120
        600        International Flavors & Fragrances, Inc.          19,158
      1,000        PPG Industries, Inc.                              50,740
      1,000        Praxair, Inc.                                     60,100
      1,450        Rohm & Haas Co.                                   44,994
        800        Sherwin-Williams Co.                              21,504
        400        Sigma-Aldrich Corp.                               21,672
                                                               ------------
                                                                    804,653
                                                               ------------
                   COMMERCIAL SERVICES: 0.2%
      1,000   @    Apollo Group, Inc.                                61,760
      2,250   @    Cendant Corp.                                     41,220
      3,600   @    Concord EFS, Inc.                                 52,992
      1,000   @    Convergys Corp.                                   16,000
        200        Deluxe Corp.                                       8,960
      1,100        Equifax, Inc.                                     28,600
      1,700        H&R Block, Inc.                                   73,525
      1,600        McKesson Corp.                                    57,184
        900        Moody's Corp.                                     47,439
      2,600        Paychex, Inc.                                     76,206
      1,100   @    Quintiles Transnational Corp.                     15,609
        900   @    Robert Half Intl., Inc.                           17,046
        600        RR Donnelley & Sons Co.                           15,684
                                                               ------------
                                                                    512,225
                                                               ------------
                   COMPUTERS: 1.1%
      1,900   @    Apple Computer, Inc.                              36,328
      1,300   @    Computer Sciences Corp.                           49,556
     25,350   @    Dell Computer Corp.                              810,186
      1,300        Electronic Data Systems Corp.                     27,885
     17,250   @    EMC Corp.-Mass.                                  180,608
     17,600        Hewlett-Packard Co.                              374,880
      9,700        International Business Machines Corp.            800,250
      1,200   @    Lexmark Intl., Inc.                               84,924
      1,950   @    Network Appliance, Inc.                           31,610
     18,600   @    Sun Microsystems, Inc.                            85,560

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES U    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
---------------------------------------------------------------------------
                   COMPUTERS (CONTINUED)
      1,400   @    Sungard Data Systems, Inc.                  $     36,274
      1,900   @    Unisys Corp.                                      23,332
                                                               ------------
                                                                  2,541,393
                                                               ------------
                   COSMETICS/PERSONAL CARE: 0.8%
        300        Alberto-Culver Co.                                15,330
        550        Avon Products, Inc.                               34,210
      4,150        Colgate-Palmolive Co.                            240,493
      9,850        Gillette Co.                                     313,821
      2,850        Kimberly-Clark Corp.                             148,599
     12,650        Procter & Gamble Co.                           1,128,127
                                                               ------------
                                                                  1,880,580
                                                               ------------
                   DIVERSIFIED FINANCIAL SERVICES: 2.0%
      7,300        American Express Co.                             305,213
      1,000        Bear Stearns Cos., Inc.                           72,420
      1,650        Capital One Financial Corp.                       81,147
      2,950        Charles Schwab Corp.                              29,766
     29,550        Citigroup, Inc.                                1,264,740
      1,150        Countrywide Financial Corp.                       80,006
      9,650        Fannie Mae                                       650,796
      1,450        Franklin Resources, Inc.                          56,652
      5,450        Freddie Mac                                      276,697
      2,600        Goldman Sachs Group, Inc.                        217,750
     11,150        JP Morgan Chase & Co.                            381,107
      2,350        Lehman Brothers Holdings, Inc.                   156,228
      9,750        MBNA Corp.                                       203,190
      7,000        Merrill Lynch & Co., Inc.                        326,760
      6,000        Morgan Stanley                                   256,500
      1,600   @    Providian Financial Corp.                         14,816
      2,700        SLM Corp.                                        105,759
        700        T Rowe Price Group, Inc.                          26,425
                                                               ------------
                                                                  4,505,972
                                                               ------------
                   ELECTRIC: 0.7%
      3,350        AES Corp.                                         21,273
        900        Ameren Corp.                                      39,690
      2,550        American Electric Power Co., Inc.                 76,067
      2,800        Centerpoint Energy, Inc.                          22,820
      1,300        Cinergy Corp.                                     47,827
      1,450        Consolidated Edison, Inc.                         62,756
        900        Constellation Energy Group, Inc.                  30,870
      1,950        Dominion Resources, Inc.                         125,327
      1,200        DTE Energy Co.                                    46,368
      5,100        Duke Energy Corp.                                101,745
      1,950   @    Edison Intl.                                      32,039
      1,550        Entergy Corp.                                     81,809
      3,000        Exelon Corp.                                     179,430
      2,200        FirstEnergy Corp.                                 84,590
      1,400        FPL Group, Inc.                                   93,590
      1,950        NiSource, Inc.                                    37,050
      3,100   @    PG&E Corp.                                        65,565
      1,900        PPL Corp.                                         81,700
      1,600        Progress Energy, Inc.                             70,240
      1,300        Public Service Enterprise Group, Inc.             54,925
      3,950        Southern Co.                                     123,082
      2,150        TXU Corp.                                         48,268
      2,050        Xcel Energy, Inc.                                 30,832
                                                               ------------
                                                                  1,557,863
                                                               ------------
                   ELECTRICAL COMPONENTS & EQUIPMENT: 0.1%
      1,650   @    American Power Conversion                         25,724
      2,300        Emerson Electric Co.                             117,530
        900        Molex, Inc.                                       24,291
                                                               ------------
                                                                    167,545
                                                               ------------
                   ELECTRONICS: 0.1%
      1,200        Applera Corp. -- Applied Biosystems Group         22,836
      1,050   @    Jabil Circuit, Inc.                               23,205

  Shares                                                          Value
---------------------------------------------------------------------------
      3,000   @    Sanmina-SCI Corp.                           $     18,930
      6,050   @    Solectron Corp.                                   22,627
      1,200        Symbol Technologies, Inc.                         15,612
      1,300   @    Thermo Electron Corp.                             27,326
      1,350   @    Waters Corp.                                      39,326
                                                               ------------
                                                                    169,862
                                                               ------------
                   ENGINEERING & CONSTRUCTION: 0.0%
        700        Fluor Corp.                                       23,548
                                                               ------------
                                                                     23,548
                                                               ------------
                   ENTERTAINMENT: 0.0%
        500   @    International Game Technology                     51,165
                                                               ------------
                                                                     51,165
                                                               ------------
                   ENVIRONMENTAL CONTROL: 0.1%
      1,000   @    Allied Waste Industries, Inc.                     10,050
      4,150        Waste Management, Inc.                            99,974
                                                               ------------
                                                                    110,024
                                                               ------------
                   FOOD: 0.5%
      2,400        Albertson's, Inc.                                 46,080
      3,600        Archer-Daniels-Midland Co.                        46,332
      3,050        Campbell Soup Co.                                 74,725
      3,700        ConAgra Foods, Inc.                               87,320
      2,300        General Mills, Inc.                              109,043
        950        Hershey Foods Corp.                               66,177
      3,350        HJ Heinz Co.                                     110,483
      2,200        Kellogg Co.                                       75,614
      4,500   @    Kroger Co.                                        75,060
        800        McCormick & Co., Inc.                             21,760
      1,250   @    Safeway, Inc.                                     25,575
      4,400        Sara Lee Corp.                                    82,764
      1,200        Supervalu, Inc.                                   25,584
      3,800        Sysco Corp.                                      114,152
        800        Winn-Dixie Stores, Inc.                            9,848
      1,300        WM Wrigley Jr Co.                                 73,099
                                                               ------------
                                                                  1,043,616
                                                               ------------
                   FOREST PRODUCTS & PAPER: 0.1%
        400        Boise Cascade Corp.                                9,560
      3,600        International Paper Co.                          128,628
                                                               ------------
                                                                    138,188
                                                               ------------
                   GAS: 0.0%
        700        KeySpan Corp.                                     24,815
        200        Nicor, Inc.                                        7,422
        300        Peoples Energy Corp.                              12,867
      1,300        Sempra Energy                                     37,089
                                                               ------------
                                                                     82,193
                                                               ------------
                   HAND/MACHINE TOOLS: 0.0%
        700        Black & Decker Corp.                              30,415
        200        Snap-On, Inc.                                      5,806
        400        Stanley Works                                     11,040
                                                               ------------
                                                                     47,261
                                                               ------------
                   HEALTHCARE -- PRODUCTS: 0.8%
      1,500        Becton Dickinson & Co.                            58,275
      1,400        Biomet, Inc.                                      40,124
      2,300   @    Boston Scientific Corp.                          140,530
        500        CR Bard, Inc.                                     35,655
      2,800   @    Guidant Corp.                                    124,292
     17,100        Johnson & Johnson                                884,070
      6,850        Medtronic, Inc.                                  328,595
      1,300   @    St. Jude Medical, Inc.                            74,750
      1,100        Stryker Corp.                                     76,307
      1,150   @    Zimmer Holdings, Inc.                             51,808
                                                               ------------
                                                                  1,814,406
                                                               ------------

                 See Accompanying Notes to Financial Statements

ING
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FUND
SERIES U    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
---------------------------------------------------------------------------
                   HEALTHCARE -- SERVICES: 0.3%
      1,450        Aetna, Inc.                                 $     87,290
      1,500   @    Anthem, Inc.                                     115,725
      1,850   @    Humana, Inc.                                      27,935
        400   @    Manor Care, Inc.                                  10,004
      4,600        UnitedHealth Group, Inc.                         231,150
      1,400   @    WellPoint Health Networks                        118,020
                                                               ------------
                                                                    590,124
                                                               ------------
                   HOME BUILDERS: 0.0%
        400        Centex Corp.                                      31,116
        400        KB Home                                           24,792
        300        Pulte Homes, Inc.                                 18,498
                                                               ------------
                                                                     74,406
                                                               ------------
                   HOME FURNISHINGS: 0.0%
      1,000        Leggett & Platt, Inc.                             20,500
        500        Whirlpool Corp.                                   31,850
                                                               ------------
                                                                     52,350
                                                               ------------
                   HOUSEHOLD PRODUCTS/WARES: 0.1%
        600        Avery Dennison Corp.                              30,120
      1,600        Clorox Co.                                        68,240
      1,200        Fortune Brands, Inc.                              62,640
                                                               ------------
                                                                    161,000
                                                               ------------
                   HOUSEWARES: 0.0%
      1,950        Newell Rubbermaid, Inc.                           54,600
                                                               ------------
                                                                     54,600
                                                               ------------
                   INSURANCE: 1.2%
      1,700   @@   ACE Ltd.                                          58,293
      4,000        Aflac, Inc.                                      123,000
      6,600        Allstate Corp.                                   235,290
        500        AMBAC Financial Group, Inc.                       33,125
     15,000        American Intl. Group                             827,700
      1,800        AON Corp.                                         43,344
      1,100        Chubb Corp.                                       66,000
        950        Cigna Corp.                                       44,593
        900        Cincinnati Financial Corp.                        33,381
        600        Hartford Financial Services Group, Inc.           30,216
        950        Jefferson-Pilot Corp.                             39,387
      2,150        John Hancock Financial Services, Inc.             66,070
      1,000        Lincoln National Corp.                            35,630
      1,000        Loews Corp.                                       47,290
      2,950        Marsh & McLennan Cos., Inc.                      150,657
        800        MBIA, Inc.                                        39,000
      4,900        Metlife, Inc.                                    138,768
        600        MGIC Investment Corp.                             27,984
      3,100        Principal Financial Group                         99,975
      2,050        Progressive Corp.                                149,855
      3,950        Prudential Financial, Inc.                       132,918
      1,300        Safeco Corp.                                      45,864
        600        Torchmark Corp.                                   22,350
      6,450   @    Travelers Property Casualty Corp.                101,717
      1,400        UnumProvident Corp.                               18,774
        950   @@   XL Capital Ltd.                                   78,850
                                                               ------------
                                                                  2,690,031
                                                               ------------
                   INTERNET: 0.2%
      2,550   @    eBay, Inc.                                       265,659
      1,350   @    Symantec Corp.                                    59,211
      3,350   @    Yahoo!, Inc.                                     109,746
                                                               ------------
                                                                    434,616
                                                               ------------
                   IRON/STEEL: 0.0%
        440        United States Steel Corp.                          7,203
                                                               ------------
                                                                      7,203
                                                               ------------

  Shares                                                          Value
---------------------------------------------------------------------------
                   LEISURE TIME: 0.0%
        600        Brunswick Corp.                             $     15,012
      1,750        Harley-Davidson, Inc.                             69,755
                                                               ------------
                                                                     84,767
                                                               ------------
                   LODGING: 0.1%
        900   @    Harrah's Entertainment, Inc.                      36,216
      2,100        Hilton Hotels Corp.                               26,859
      1,400        Marriott Intl., Inc.                              53,788
                                                               ------------
                                                                    116,863
                                                               ------------
                   MACHINERY -- CONSTRUCTION & MINING: 0.1%
      1,900        Caterpillar, Inc.                                105,754
                                                               ------------
                                                                    105,754
                                                               ------------
                   MACHINERY -- DIVERSIFIED: 0.1%
      2,200        Deere & Co.                                      100,540
      1,150        Dover Corp.                                       34,454
      2,050        Rockwell Automation, Inc.                         48,872
                                                               ------------
                                                                    183,866
                                                               ------------
                   MEDIA: 0.9%
     26,100   @    AOL Time Warner, Inc.                            419,949
      3,500   @    Clear Channel Communications, Inc.               148,365
     13,500   @    Comcast Corp.                                    407,430
        550        Dow Jones & Co., Inc.                             23,667
      1,550        Gannett Co., Inc.                                119,056
        500        Knight-Ridder, Inc.                               34,465
      1,100        McGraw-Hill Cos., Inc.                            68,200
        400        Meredith Corp.                                    17,600
      1,100        New York Times Co.                                50,050
      2,250        Tribune Co.                                      108,675
     10,300   @    Viacom, Inc.                                     449,698
     11,900        Walt Disney Co.                                  235,025
                                                               ------------
                                                                  2,082,180
                                                               ------------
                   METAL FABRICATE/HARDWARE: 0.0%
        400        Worthington Industries                             5,360
                                                               ------------
                                                                      5,360
                                                               ------------
                   MINING: 0.1%
      2,500        Alcoa, Inc.                                       63,750
        900   @    Freeport-McMoRan Copper & Gold, Inc.              22,050
      2,650        Newmont Mining Corp.                              86,019
        600   @    Phelps Dodge Corp.                                23,004
                                                               ------------
                                                                    194,823
                                                               ------------
                   MISCELLANEOUS MANUFACTURING: 1.6%
      2,100        3M Co.                                           270,858
        400        Cooper Industries Ltd.                            16,520
        100        Crane Co.                                          2,263
      1,050        Danaher Corp.                                     71,453
      2,930        Eastman Kodak Co.                                 80,135
        450        Eaton Corp.                                       35,374
     94,000        General Electric Co.                           2,695,920
      2,250        Honeywell Intl., Inc.                             60,413
      1,600        Illinois Tool Works, Inc.                        105,360
      1,250   @@   Ingersoll-Rand Co.                                59,150
        500        ITT Industries, Inc.                              32,730
        750        Pall Corp.                                        16,875
        800        Textron, Inc.                                     31,216
     10,650   @@   Tyco Intl. Ltd.                                  202,137
                                                               ------------
                                                                  3,680,404
                                                               ------------
                   OFFICE/BUSINESS EQUIPMENT: 0.1%
      1,300        Pitney Bowes, Inc.                                49,933
      5,500   @    Xerox Corp.                                       58,245
                                                               ------------
                                                                    108,178
                                                               ------------

                 See Accompanying Notes to Financial Statements

ING
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FUND
SERIES U    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
---------------------------------------------------------------------------
                   OIL & GAS SERVICES: 0.0%
        500   @    BJ Services Co.                             $     18,680
      2,450        Halliburton Co.                                   56,350
                                                               ------------
                                                                     75,030
                                                               ------------
                   OIL & GAS: 1.3%
        550        Amerada Hess Corp.                                27,049
      2,300        Anadarko Petroleum Corp.                         102,281
        920        Apache Corp.                                      59,855
      1,100        Burlington Resources, Inc.                        59,477
      6,000        ChevronTexaco Corp.                              433,200
      3,800        ConocoPhillips                                   208,240
      1,600        Devon Energy Corp.                                85,440
        750        EOG Resources, Inc.                               31,380
     38,700        Exxon Mobil Corp.                              1,389,717
        550        Kerr-McGee Corp.                                  24,640
      3,300        Marathon Oil Corp.                                86,955
      1,100  @,@@  Nabors Industries Ltd.                            43,505
        800   @    Noble Corp.                                       27,440
      4,310        Occidental Petroleum Corp.                       144,600
        600        Rowan Cos., Inc.                                  13,440
        400        Sunoco, Inc.                                      15,096
      2,550        Transocean, Inc.                                  56,023
      2,500        Unocal Corp.                                      71,725
                                                               ------------
                                                                  2,880,063
                                                               ------------
                   PACKAGING & CONTAINERS: 0.0%
        600        Ball Corp.                                        27,306
        300        Bemis Co.                                         14,040
      1,500   @    Pactiv Corp.                                      29,565
        450   @    Sealed Air Corp.                                  21,447
                                                               ------------
                                                                     92,358
                                                               ------------
                   PHARMACEUTICALS: 2.0%
      8,800        Abbott Laboratories                              385,088
        350        Allergan, Inc.                                    26,985
      4,450        Bristol-Myers Squibb Co.                         120,817
      2,650        Cardinal Health, Inc.                            170,395
      6,500        Eli Lilly & Co.                                  448,305
      2,700   @    Forest Laboratories, Inc.                        147,825
      1,750   @    King Pharmaceuticals, Inc.                        25,830
      1,650   @    Medimmune, Inc.                                   60,010
     17,400        Merck & Co., Inc.                              1,053,570
     45,780        Pfizer, Inc.                                   1,563,387
      8,050        Schering-Plough Corp.                            149,730
        600   @    Watson Pharmaceuticals, Inc.                      24,222
      7,400        Wyeth                                            337,070
                                                               ------------
                                                                  4,513,234
                                                               ------------
                   PIPELINES: 0.0%
        800        Kinder Morgan, Inc.                               43,720
      3,200        Williams Cos., Inc.                               25,280
                                                               ------------
                                                                     69,000
                                                               ------------
                   REITS: 0.1%
      2,700        Equity Office Properties Trust                    72,927
      1,950        Equity Residential                                50,602
        900        Simon Property Group, Inc.                        35,127
                                                               ------------
                                                                    158,656
                                                               ------------
                   RETAIL: 1.6%
      1,700   @    Autonation, Inc.                                  26,724
        300   @    Autozone, Inc.                                    22,791
      1,750   @    Bed Bath & Beyond, Inc.                           67,917
        750   @    Best Buy Co., Inc.                                32,940
      1,200   @    Big Lots, Inc.                                    18,048
      2,550        Costco Wholesale Corp.                            93,330
      2,900        CVS Corp.                                         81,287
        800        Darden Restaurants, Inc.                          15,184
        450        Dillard's, Inc.                                    6,061
      2,700        Dollar General Corp.                              49,302
      1,000        Family Dollar Stores                              38,150

  Shares                                                          Value
---------------------------------------------------------------------------
      2,300   @    Federated Department Stores                 $     84,755
      5,250        Gap, Inc.                                         98,490
     14,100        Home Depot, Inc.                                 466,992
      1,850        JC Penney Co., Inc. Holding Co.                   31,172
      3,900        Limited Brands                                    60,450
      4,570        Lowe's Cos., Inc.                                196,281
        700        May Department Stores Co.                         15,582
      7,450        McDonald's Corp.                                 164,347
      2,850   @    Office Depot, Inc.                                41,353
      1,500        RadioShack Corp.                                  39,465
      3,250   @    Staples, Inc.                                     59,637
      2,400   @    Starbucks Corp.                                   58,848
      3,850        TJX Cos., Inc.                                    72,534
      1,600   @    Toys R US, Inc.                                   19,392
      8,050        Walgreen Co.                                     242,305
     25,350        Wal-Mart Stores, Inc.                          1,360,534
      1,000        Wendy's Intl., Inc.                               28,970
      2,300   @    Yum! Brands, Inc.                                 67,988
                                                               ------------
                                                                  3,560,829
                                                               ------------
                   SAVINGS & LOANS: 0.2%
      1,000        Golden West Financial Corp.                       80,010
      9,350        Washington Mutual, Inc.                          386,155
                                                               ------------
                                                                    466,165
                                                               ------------
                   SEMICONDUCTORS: 0.6%
      2,600   @    Altera Corp.                                      42,640
      2,550   @    Analog Devices, Inc.                              88,791
      9,600   @    Applied Materials, Inc.                          152,256
      3,350   @    Applied Micro Circuits Corp.                      20,267
     38,050        Intel Corp.                                      790,831
        500   @    Kla-Tencor Corp.                                  23,245
      2,250        Linear Technology Corp.                           72,472
      1,100   @    LSI Logic Corp.                                    7,788
      2,050        Maxim Integrated Products                         70,089
      1,200   @    Novellus Systems, Inc.                            43,945
        700   @    Nvidia Corp.                                      16,107
        500   @    QLogic Corp.                                      24,165
      2,450   @    Xilinx, Inc.                                      62,009
                                                               ------------
                                                                  1,414,605
                                                               ------------
                   SOFTWARE: 1.6%
      1,850        Adobe Systems, Inc.                               59,329
        500        Autodesk, Inc.                                     8,080
      3,300        Automatic Data Processing                        111,738
      2,000   @    BMC Software, Inc.                                32,660
      1,550   @    Citrix Systems, Inc.                              31,558
      5,300        Computer Associates Intl., Inc.                  118,084
      3,500   @    Compuware Corp.                                   20,195
        750   @    Electronic Arts, Inc.                             55,492
      4,250        First Data Corp.                                 176,120
      1,000   @    Fiserv, Inc.                                      35,610
      1,700        IMS Health, Inc.                                  30,583
      1,600   @    Intuit, Inc.                                      71,248
        600   @    Mercury Interactive Corp.                         23,166
     83,150        Microsoft Corp.                                2,129,471
     50,900   @    Oracle Corp.                                     611,818
      1,750   @    Peoplesoft, Inc.                                  30,782
      4,200   @    Siebel Systems, Inc.                              40,068
      3,850   @    Veritas Software Corp.                           110,379
                                                               ------------
                                                                  3,696,381
                                                               ------------
                   TELECOMMUNICATIONS: 1.5%
      1,500   @    Alltel Corp.                                      72,330
        100   @    Andrew Corp.                                         920
      3,750        AT&T Corp.                                        72,187
     13,050   @    AT&T Wireless Services, Inc.                     107,140
      4,350   @    Avaya, Inc.                                       28,101

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES U    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                          Value
---------------------------------------------------------------------------
                   TELECOMMUNICATIONS (CONTINUED)
     12,300        BellSouth Corp.                             $    327,549
        900        CenturyTel, Inc.                                  31,365
      3,400   @    Ciena Corp.                                       17,646
     40,950   @    Cisco Systems, Inc.                              683,455
      1,600   @    Citizens Communications Co.                       20,624
      1,600   @    Comverse Technology, Inc.                         24,048
      6,900        Corning, Inc.                                     50,991
      6,350        Motorola, Inc.                                    59,880
      8,750   @    Nextel Communications, Inc.                      158,200
      4,450   @    Qualcomm, Inc.                                   159,087
     22,500        SBC Communications, Inc.                         574,875
      1,550        Scientific-Atlanta, Inc.                          36,952
      7,450        Sprint Corp.-FON Group                           107,280
      2,300   @    Tellabs, Inc.                                     15,111
     23,350        Verizon Communications, Inc.                     921,157
                                                               ------------
                                                                  3,468,898
                                                               ------------
                   TEXTILES: 0.0%
        900        Cintas Corp.                                      31,896
                                                               ------------
                                                                     31,896
                                                               ------------
                   TOYS/GAMES/HOBBIES: 0.1%
      1,200        Hasbro, Inc.                                      20,988
      4,380        Mattel, Inc.                                      82,869
                                                               ------------
                                                                    103,857
                                                               ------------
                   TRANSPORTATION: 0.5%
      2,600        Burlington Northern Santa Fe Corp.                73,944
        600        CSX Corp.                                         18,054
      2,750        FedEx Corp.                                      170,582
      2,900        Norfolk Southern Corp.                            55,680
        550        Union Pacific Corp.                               31,911
     10,600        United Parcel Service, Inc.                      675,220
                                                               ------------
                                                                  1,025,391
                                                               ------------
                   TRUCKING & LEASING: 0.0%
        600        Ryder System, Inc.                                15,372
                                                               ------------
                                                                     15,372
                                                               ------------
                   Total Common Stocks
                    (Cost $50,481,986)                           55,698,121
                                                               ------------
 Principal
  Amount                                                          Value
---------------------------------------------------------------------------
NOTES/BONDS: 22.4%
                   DIVERSIFIED FINANCIAL SERVICES: 4.7%
$10,000,000        General Electric Capital Corp.,
                    4.250%, due 01/15/08                       $ 10,603,110
                                                               ------------
                                                                 10,603,110
                                                               ------------
                   SOVEREIGN: 17.7%
 30,065,000        FICO Strip, Zero Coupon, due 06/06/08         25,994,770
  5,498,000        Israel Trust, Zero Coupon, due 02/15/08        4,850,352
 10,429,000        Israel Trust, Zero Coupon, due 03/15/08        9,163,263
                                                               ------------
                                                                 40,008,385
                                                               ------------
                   Total Notes/Bonds
                    (Cost $50,109,529)                           50,611,495
                                                               ------------

 Principal
  Amount                                                          Value
---------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 36.0%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION -- STRIP: 3.0%
$ 7,750,000        Zero Coupon, due 07/15/08                   $  6,725,659
                                                               ------------
                                                                  6,725,659
                                                               ------------
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION -- STRIP: 33.0%
 78,000,000        Zero Coupon, due 05/15/08                     68,230,422
  7,340,000        Zero Coupon, due 05/15/08                      6,410,205
                                                               ------------
                                                                 74,640,627
                                                               ------------
                   Total U.S. Government Agency Obligations
                    (Cost $79,919,080)                           81,366,286
                                                               ------------
U.S. TREASURY OBLIGATIONS: 16.0%
                   U.S. TREASURY STRIP: 16.0%
 16,172,000        Zero Coupon, due 02/15/08                     14,497,567
 24,400,000        Zero Coupon, due 05/15/08                     21,653,414
                                                               ------------
                                                                 36,150,981
                                                               ------------
                   Total U.S. Treasury Obligations
                    (Cost $35,607,336)                           36,150,981
                                                               ------------
SHORT-TERM INVESTMENT: 0.9%
                   REPURCHASE AGREEMENT: 0.9%
$ 1,917,000        State Street Repurchase Agreement, dated
                    06/30/03, 1.100% due 07/01/03, $1,917,059
                    to be received upon repurchase
                    (Collateralized by $1,560,000 Federal
                    National Mortgage Association, 6.625%,
                    Market Value $1,957,800,
                    due 11/15/10)                                 1,917,000
                                                               ------------
                   Total Short-Term Investment
                    (Cost $1,917,000)                             1,917,000
                                                               ------------

             TOTAL INVESTMENTS IN SECURITIES
              (COST $218,034,931)*                     100.0%  $225,743,883
             OTHER ASSETS AND LIABILITIES-NET            0.0        106,302
                                                       ------  ------------
             NET ASSETS                                100.0%  $225,850,185
                                                       ======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

      Gross Unrealized Appreciation                               $7,974,237
      Gross Unrealized Depreciation                                 (265,285)
                                                                  ----------
      Net Unrealized Appreciation                                 $7,708,952
                                                                  ==========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES V    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
COMMON STOCK: 14.3%
                      ADVERTISING: 0.0%
       3,100          Interpublic Group of Cos., Inc.          $     41,478
       1,200          Omnicom Group                                  86,040
                                                               ------------
                                                                    127,518
                                                               ------------
                      AEROSPACE/DEFENSE: 0.2%
       5,200          Boeing Co.                                    178,464
       1,400          General Dynamics Corp.                        101,500
         200          Goodrich Corp.                                  4,200
       4,050          Lockheed Martin Corp.                         192,658
         450          Northrop Grumman Corp.                         38,831
         950          Raytheon Co.                                   31,198
       1,300          Rockwell Collins, Inc.                         32,019
       3,100          United Technologies Corp.                     219,573
                                                               ------------
                                                                    798,443
                                                               ------------
                      AGRICULTURE: 0.2%
      14,450          Altria Group, Inc.                            656,608
       2,000          Monsanto Co.                                   43,280
         950          UST, Inc.                                      33,278
                                                               ------------
                                                                    733,166
                                                               ------------
                      AIRLINES: 0.0%
       4,700          Southwest Airlines Co.                         80,840
                                                               ------------
                                                                     80,840
                                                               ------------
                      APPAREL: 0.1%
       1,300    @     Jones Apparel Group, Inc.                      38,038
       1,200          Liz Claiborne, Inc.                            42,300
       1,900          Nike, Inc.                                    101,631
         300    @     Reebok Intl. Ltd.                              10,089
       1,100          VF Corp.                                       37,367
                                                               ------------
                                                                    229,425
                                                               ------------
                      AUTO MANUFACTURERS: 0.1%
      22,400          Ford Motor Co.                                246,176
       1,400          General Motors Corp.                           50,400
       1,200          Paccar, Inc.                                   81,072
                                                               ------------
                                                                    377,648
                                                               ------------
                      AUTO PARTS & EQUIPMENT: 0.0%
         400          Cooper Tire & Rubber Co.                        7,036
         800          Dana Corp.                                      9,248
       3,600          Delphi Corp.                                   31,068
         700          Johnson Controls, Inc.                         59,920
                                                               ------------
                                                                    107,272
                                                               ------------
                      BANKS: 1.0%
       2,600          AmSouth Bancorp                                56,784
      14,350          Bank of America Corp.                       1,134,081
       1,900          Bank of New York Co, Inc.                      54,625
       7,800          Bank One Corp.                                290,004
       3,200          BB&T Corp.                                    109,760
       1,600          Charter One Financial, Inc.                    49,888
       1,200          Comerica, Inc.                                 55,800
       1,100          First Tennessee National Corp.                 48,301
       7,150          FleetBoston Financial Corp.                   212,426
       1,900          Huntington Bancshares, Inc.                    37,088
       3,100          Keycorp                                        78,337
       1,600          Marshall & Ilsley Corp.                        48,928
       2,600          Mellon Financial Corp.                         72,150
       7,100          National City Corp.                           232,241
         400          North Fork Bancorporation, Inc.                13,624
         700          PNC Financial Services Group, Inc.             34,167
       1,300          Regions Financial Corp.                        43,914
       2,700          SouthTrust Corp.                               73,440
       2,200          State Street Corp.                             86,680
       1,800          SunTrust Banks, Inc.                          106,812
       1,400          Union Planters Corp.                           43,442
      17,950          US Bancorp                                    439,775

   Shares                                                         Value
---------------------------------------------------------------------------
      12,900          Wachovia Corp.                           $    515,484
      11,900          Wells Fargo & Co.                             599,760
         700          Zions Bancorporation                           35,427
                                                               ------------
                                                                  4,472,938
                                                               ------------
                      BEVERAGES: 0.4%
       5,750          Anheuser-Busch Cos., Inc.                     293,538
         400          Brown-Forman Corp.                             31,448
      17,500          Coca-Cola Co.                                 812,175
       3,600          Coca-Cola Enterprises, Inc.                    65,340
         200          Coors (Adolph)                                  9,796
       2,000          Pepsi Bottling Group, Inc.                     40,040
      11,800          PepsiCo, Inc.                                 525,100
                                                               ------------
                                                                  1,777,437
                                                               ------------
                      BIOTECHNOLOGY: 0.2%
       8,650    @     Amgen, Inc.                                   574,706
         900    @     Biogen, Inc.                                   34,200
       1,600    @     Chiron Corp.                                   69,952
       1,300    @     Genzyme Corp.                                  54,340
                                                               ------------
                                                                    733,198
                                                               ------------
                      BUILDING MATERIALS: 0.0%
         400    @     American Standard Cos., Inc.                   29,572
       2,900          Masco Corp.                                    69,165
         700          Vulcan Materials Co.                           25,949
                                                               ------------
                                                                    124,686
                                                               ------------
                      CHEMICALS: 0.2%
       1,800          Air Products & Chemicals, Inc.                 74,880
       7,250          Dow Chemical Co.                              224,460
       7,800          Du Pont EI de Nemours & Co.                   324,792
         400          Eastman Chemical Co.                           12,668
       1,800          Ecolab, Inc.                                   46,080
       1,000          Engelhard Corp.                                24,770
         400          Great Lakes Chemical Corp.                      8,160
         600          International Flavors & Fragrances,
                       Inc.                                          19,158
       1,300          PPG Industries, Inc.                           65,962
       1,100          Praxair, Inc.                                  66,110
       1,800          Rohm & Haas Co.                                55,854
       1,000          Sherwin-Williams Co.                           26,880
         600          Sigma-Aldrich Corp.                            32,508
                                                               ------------
                                                                    982,282
                                                               ------------
                      COMMERCIAL SERVICES: 0.1%
       1,100    @     Apollo Group, Inc.                             67,936
       2,750    @     Cendant Corp.                                  50,380
       3,200    @     Concord EFS, Inc.                              47,104
       1,300    @     Convergys Corp.                                20,800
         300          Deluxe Corp.                                   13,440
       1,000          Equifax, Inc.                                  26,000
       1,200          H&R Block, Inc.                                51,900
       2,100          McKesson Corp.                                 75,054
         950          Moody's Corp.                                  50,075
       2,300          Paychex, Inc.                                  67,413
         900    @     Quintiles Transnational Corp.                  12,771
         400    @     Robert Half Intl., Inc.                         7,576
         900          RR Donnelley & Sons Co.                        23,526
                                                               ------------
                                                                    513,975
                                                               ------------
                      COMPUTERS: 0.7%
       2,400    @     Apple Computer, Inc.                           45,888
       1,100    @     Computer Sciences Corp.                        41,932
      31,100    @     Dell Computer Corp.                           993,956
       1,300          Electronic Data Systems Corp.                  27,885
      21,100    @     EMC Corp.-Mass                                220,917
      20,950          Hewlett-Packard Co.                           446,235
      12,250          International Business Machines Corp.       1,010,625
       1,400    @     Lexmark Intl., Inc.                            99,078
       2,050    @     Network Appliance, Inc.                        33,231
      19,300    @     Sun Microsystems, Inc.                         88,780

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES V    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      COMPUTERS (CONTINUED)
       2,100    @     Sungard Data Systems, Inc.               $     54,411
       2,300    @     Unisys Corp.                                   28,244
                                                               ------------
                                                                  3,091,182
                                                               ------------
                      COSMETICS/PERSONAL CARE: 0.5%
         600          Alberto-Culver Co.                             30,660
         700          Avon Products, Inc.                            43,540
       4,950          Colgate-Palmolive Co.                         286,853
      12,000          Gillette Co.                                  382,320
       3,300          Kimberly-Clark Corp.                          172,062
      15,650          Procter & Gamble Co.                        1,395,667
                                                               ------------
                                                                  2,311,102
                                                               ------------
                      DIVERSIFIED FINANCIAL SERVICES: 1.2%
       8,950          American Express Co.                          374,200
       1,100          Bear Stearns Cos., Inc.                        79,662
       1,900          Capital One Financial Corp.                    93,442
       3,300          Charles Schwab Corp.                           33,297
      36,700          Citigroup, Inc.                             1,570,760
       1,300          Countrywide Financial Corp.                    90,441
      11,900          Fannie Mae                                    802,536
         700          Federated Investors, Inc.                      19,194
       1,550          Franklin Resources, Inc.                       60,558
       6,400          Freddie Mac                                   324,928
       3,200          Goldman Sachs Group, Inc.                     268,000
      13,950          JP Morgan Chase & Co.                         476,811
       2,700          Lehman Brothers Holdings, Inc.                179,496
      11,850          MBNA Corp.                                    246,954
       8,550          Merrill Lynch & Co., Inc.                     399,114
       7,400          Morgan Stanley                                316,350
       1,700    @     Providian Financial Corp.                      15,742
       3,000          SLM Corp.                                     117,510
         850          T Rowe Price Group, Inc.                       32,087
                                                               ------------
                                                                  5,501,082
                                                               ------------
                      ELECTRIC: 0.4%
       3,800          AES Corp.                                      24,130
       1,100          Ameren Corp.                                   48,510
       2,200          American Electric Power Co., Inc.              65,626
       2,600          Centerpoint Energy, Inc.                       21,190
       1,400          Cinergy Corp.                                  51,506
       1,700          Consolidated Edison, Inc.                      73,576
         900          Constellation Energy Group, Inc.               30,870
       2,100          Dominion Resources, Inc.                      134,967
       1,100          DTE Energy Co.                                 42,504
       6,200          Duke Energy Corp.                             123,690
       2,700    @     Edison Intl                                    44,361
       1,300          Entergy Corp.                                  68,614
       3,750          Exelon Corp.                                  224,288
       2,100          FirstEnergy Corp.                              80,745
       1,600          FPL Group, Inc.                               106,960
       1,900          NiSource, Inc.                                 36,100
       3,950    @     PG&E Corp.                                     83,542
       1,800          PPL Corp.                                      77,400
       1,600          Progress Energy, Inc.                          70,240
       1,600          Public Service Enterprise Group, Inc.          67,600
       4,800          Southern Co.                                  149,568
       2,000          TXU Corp.                                      44,900
       2,300          Xcel Energy, Inc.                              34,592
                                                               ------------
                                                                  1,705,479
                                                               ------------
                      ELECTRICAL COMPONENTS & EQUIPMENT: 0.1%
       1,800    @     American Power Conversion                      28,062
       2,750          Emerson Electric Co.                          140,525
       1,300          Molex, Inc.                                    35,087
                                                               ------------
                                                                    203,674
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      ELECTRONICS: 0.1%
       2,000          Applera Corp. -- Applied Biosystems
                       Group                                   $     38,060
       1,100    @     Jabil Circuit, Inc.                            24,310
       3,900    @     Sanmina-SCI Corp.                              24,609
       5,400    @     Solectron Corp.                                20,196
       1,600          Symbol Technologies, Inc.                      20,816
         400    @     Thermo Electron Corp.                           8,408
       1,000    @     Waters Corp.                                   29,130
                                                               ------------
                                                                    165,529
                                                               ------------
                      ENGINEERING & CONSTRUCTION: 0.0%
         800          Fluor Corp.                                    26,912
                                                               ------------
                                                                     26,912
                                                               ------------
                      ENTERTAINMENT: 0.0%
         600    @     International Game Technology                  61,398
                                                               ------------
                                                                     61,398
                                                               ------------
                      ENVIRONMENTAL CONTROL: 0.0%
         900    @     Allied Waste Industries, Inc.                   9,045
       3,700          Waste Management, Inc.                         89,133
                                                               ------------
                                                                     98,178
                                                               ------------
                      FOOD: 0.2%
       2,400          Albertson's, Inc.                              46,080
       4,000          Archer-Daniels-Midland Co.                     51,480
       3,100          Campbell Soup Co.                              75,950
       4,000          ConAgra Foods, Inc.                            94,400
       2,400          General Mills, Inc.                           113,784
         900          Hershey Foods Corp.                            62,694
       3,900          HJ Heinz Co.                                  128,622
       2,400          Kellogg Co.                                    82,488
       4,700    @     Kroger Co.                                     78,396
         900          McCormick & Co., Inc.                          24,480
       1,100    @     Safeway, Inc.                                  22,506
       4,900          Sara Lee Corp.                                 92,169
       1,100          Supervalu, Inc.                                23,452
       4,000          Sysco Corp.                                   120,160
       1,200          Winn-Dixie Stores, Inc.                        14,772
       1,400          WM Wrigley Jr Co.                              78,722
                                                               ------------
                                                                  1,110,155
                                                               ------------
                      FOREST PRODUCTS & PAPER: 0.0%
         300          Boise Cascade Corp.                             7,170
       3,850          International Paper Co.                       137,560
                                                               ------------
                                                                    144,730
                                                               ------------
                      GAS: 0.0%
       1,300          KeySpan Corp.                                  46,085
         300          Nicor, Inc.                                    11,133
         200          Peoples Energy Corp.                            8,578
       1,300          Sempra Energy                                  37,089
                                                               ------------
                                                                    102,885
                                                               ------------
                      HAND/MACHINE TOOLS: 0.0%
         800          Black & Decker Corp.                           34,760
         200          Snap-On, Inc.                                   5,806
         400          Stanley Works                                  11,040
                                                               ------------
                                                                     51,606
                                                               ------------
                      HEALTHCARE -- PRODUCTS: 0.5%
       1,800          Becton Dickinson & Co.                         69,930
       1,800          Biomet, Inc.                                   51,588
       2,600    @     Boston Scientific Corp.                       158,860
         600          CR Bard, Inc.                                  42,786
       3,700    @     Guidant Corp.                                 164,243
      21,100          Johnson & Johnson                           1,090,870
       8,350          Medtronic, Inc.                               400,550
       1,300    @     St. Jude Medical, Inc.                         74,750

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES V    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      HEALTHCARE -- PRODUCTS (CONTINUED)
       1,200          Stryker Corp.                            $     83,244
       1,200    @     Zimmer Holdings, Inc.                          54,060
                                                               ------------
                                                                  2,190,881
                                                               ------------
                      HEALTHCARE -- SERVICES: 0.2%
       1,450          Aetna, Inc.                                    87,290
       1,700    @     Anthem, Inc.                                  131,155
       1,400    @     Humana, Inc.                                   21,140
         300    @     Manor Care, Inc.                                7,503
       5,550          UnitedHealth Group, Inc.                      278,887
       1,700    @     WellPoint Health Networks                     143,310
                                                               ------------
                                                                    669,285
                                                               ------------
                      HOME BUILDERS: 0.0%
         600          Centex Corp.                                   46,674
         400          KB Home                                        24,792
         400          Pulte Homes, Inc.                              24,664
                                                               ------------
                                                                     96,130
                                                               ------------
                      HOME FURNISHINGS: 0.0%
       1,700          Leggett & Platt, Inc.                          34,850
         400          Whirlpool Corp.                                25,480
                                                               ------------
                                                                     60,330
                                                               ------------
                      HOUSEHOLD PRODUCTS/WARES: 0.0%
         300          Avery Dennison Corp.                           15,060
       1,300          Clorox Co.                                     55,445
       1,100          Fortune Brands, Inc.                           57,420
                                                               ------------
                                                                    127,925
                                                               ------------
                      HOUSEWARES: 0.0%
       1,900          Newell Rubbermaid, Inc.                        53,200
                                                               ------------
                                                                     53,200
                                                               ------------
                      INSURANCE: 0.7%
       2,450    @@    ACE Ltd.                                       84,011
       4,850          Aflac, Inc.                                   149,138
       8,200          Allstate Corp.                                292,330
         900          AMBAC Financial Group, Inc.                    59,625
      18,600          American Intl. Group                        1,026,348
       2,400          AON Corp.                                      57,792
       1,100          Chubb Corp.                                    66,000
       1,000          Cigna Corp.                                    46,940
         400          Cincinnati Financial Corp.                     14,836
         650          Hartford Financial Services Group, Inc.        32,734
       1,100          Jefferson-Pilot Corp.                          45,606
       2,200          John Hancock Financial Services, Inc.          67,606
       1,100          Lincoln National Corp.                         39,193
       1,400          Loews Corp.                                    66,206
       3,750          Marsh & McLennan Cos., Inc.                   191,512
       1,200          MBIA, Inc.                                     58,500
       5,100          Metlife, Inc.                                 144,432
         700          MGIC Investment Corp.                          32,648
       3,850          Principal Financial Group                     124,162
       2,550          Progressive Corp.                             186,405
       4,700          Prudential Financial, Inc.                    158,155
       1,200          Safeco Corp.                                   42,336
         900          Torchmark Corp.                                33,525
       6,800    @     Travelers Property Casualty Corp.             107,236
         650          UnumProvident Corp.                             8,716
         800    @@    XL Capital Ltd.                                66,400
                                                               ------------
                                                                  3,202,392
                                                               ------------
                      INTERNET: 0.1%
       3,050    @     eBay, Inc.                                    317,749
       1,600    @     Symantec Corp.                                 70,176
       4,300    @     Yahoo!, Inc.                                  140,868
                                                               ------------
                                                                    528,793
                                                               ------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      IRON/STEEL: 0.0%
         400          United States Steel Corp.                $      6,548
                                                               ------------
                                                                      6,548
                                                               ------------
                      LEISURE TIME: 0.0%
         600          Brunswick Corp.                                15,012
       2,100          Harley-Davidson, Inc.                          83,706
                                                               ------------
                                                                     98,718
                                                               ------------
                      LODGING: 0.0%
         700    @     Harrah's Entertainment, Inc.                   28,168
       2,400          Hilton Hotels Corp.                            30,696
       1,500          Marriott Intl., Inc.                           57,630
                                                               ------------
                                                                    116,494
                                                               ------------
                      MACHINERY -- CONSTRUCTION & MINING: 0.0%
       2,100          Caterpillar, Inc.                             116,886
                                                               ------------
                                                                    116,886
                                                               ------------
                      MACHINERY -- DIVERSIFIED: 0.0%
       2,650          Deere & Co.                                   121,105
       1,900          Rockwell Automation, Inc.                      45,296
                                                               ------------
                                                                    166,401
                                                               ------------
                      MEDIA: 0.6%
      33,550    @     AOL Time Warner, Inc.                         539,820
       4,450    @     Clear Channel Communications, Inc.            188,636
      16,200    @     Comcast Corp.                                 488,916
         400          Dow Jones & Co., Inc.                          17,212
       1,800          Gannett Co., Inc.                             138,258
         600          Knight-Ridder, Inc.                            41,358
       1,300          McGraw-Hill Cos., Inc.                         80,600
         450          Meredith Corp.                                 19,800
       1,000          New York Times Co.                             45,500
       2,200          Tribune Co.                                   106,260
      13,150    @     Viacom, Inc.                                  574,129
      14,600          Walt Disney Co.                               288,350
                                                               ------------
                                                                  2,528,839
                                                               ------------
                      MINING: 0.0%
       2,200          Alcoa, Inc.                                    56,100
         800    @     Freeport-McMoRan Copper & Gold, Inc.           19,600
       2,800          Newmont Mining Corp.                           90,888
         600    @     Phelps Dodge Corp.                             23,004
                                                               ------------
                                                                    189,592
                                                               ------------
                      MISCELLANEOUS MANUFACTURING: 1.0%
       2,600          3M Co.                                        335,348
         800          Cooper Industries Ltd.                         33,040
         200          Crane Co.                                       4,526
       1,100          Danaher Corp.                                  74,855
       1,200          Dover Corp.                                    35,952
       3,100          Eastman Kodak Co.                              84,785
         400          Eaton Corp.                                    31,444
     116,650          General Electric Co.                        3,345,522
       2,000          Honeywell Intl., Inc.                          53,700
       2,150          Illinois Tool Works, Inc.                     141,577
       1,200    @@    Ingersoll-Rand Co.                             56,784
         600          ITT Industries, Inc.                           39,276
         800          Pall Corp.                                     18,000
       1,000          Textron, Inc.                                  39,020
      13,250    @@    Tyco Intl. Ltd.                               251,485
                                                               ------------
                                                                  4,545,314
                                                               ------------
                      OFFICE/BUSINESS EQUIPMENT: 0.0%
       1,600          Pitney Bowes, Inc.                             61,456
       5,100    @     Xerox Corp.                                    54,009
                                                               ------------
                                                                    115,465
                                                               ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES V    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      OIL & GAS SERVICES: 0.0%
         700          BJ Services Co.                          $     26,152
       2,800          Halliburton Co.                                64,400
                                                               ------------
                                                                     90,552
                                                               ------------
                      OIL & GAS: 0.7%
         600          Amerada Hess Corp.                             29,508
       2,000          Anadarko Petroleum Corp.                       88,940
       1,000          Apache Corp.                                   65,060
       1,300          Burlington Resources, Inc.                     70,291
       7,650          ChevronTexaco Corp.                           552,330
       4,700          ConocoPhillips                                257,560
       1,650          Devon Energy Corp.                             88,110
         800          EOG Resources, Inc.                            33,472
      47,700          Exxon Mobil Corp.                           1,712,907
         700          Kerr-McGee Corp.                               31,360
       3,600          Marathon Oil Corp.                             94,860
       1,000   @,@@   Nabors Industries Ltd.                         39,550
         400    @     Noble Corp.                                    13,720
       4,500          Occidental Petroleum Corp.                    150,975
         600          Rowan Cos., Inc.                               13,440
         600          Sunoco, Inc.                                   22,644
       2,200          Transocean, Inc.                               48,334
       2,000          Unocal Corp.                                   57,380
                                                               ------------
                                                                  3,370,441
                                                               ------------
                      PACKAGING & CONTAINERS: 0.0%
         600          Ball Corp.                                     27,306
         300          Bemis Co.                                      14,040
       1,200    @     Pactiv Corp.                                   23,652
         900    @     Sealed Air Corp.                               42,894
                                                               ------------
                                                                    107,892
                                                               ------------
                      PHARMACEUTICALS: 1.2%
      10,800          Abbott Laboratories                           472,608
         300          Allergan, Inc.                                 23,130
       5,350          Bristol-Myers Squibb Co.                      145,253
       3,000          Cardinal Health, Inc.                         192,900
       7,750          Eli Lilly & Co.                               534,518
       3,400    @     Forest Laboratories, Inc.                     186,150
       2,000    @     King Pharmaceuticals, Inc.                     29,520
       2,000    @     Medimmune, Inc.                                72,740
      21,550          Merck & Co., Inc.                           1,304,853
      56,100          Pfizer, Inc.                                1,915,815
       9,700          Schering-Plough Corp.                         180,420
         600    @     Watson Pharmaceuticals, Inc.                   24,222
       9,150          Wyeth                                         416,782
                                                               ------------
                                                                  5,498,911
                                                               ------------
                      PIPELINES: 0.0%
         900          Kinder Morgan, Inc.                            49,185
       3,600          Williams Cos., Inc.                            28,440
                                                               ------------
                                                                     77,625
                                                               ------------
                      REITS: 0.0%
       2,400          Equity Office Properties Trust                 64,824
       1,800          Equity Residential                             46,710
       1,400          Simon Property Group, Inc.                     54,642
                                                               ------------
                                                                    166,176
                                                               ------------
                      RETAIL: 0.9%
       2,300    @     Autonation, Inc.                               36,156
         300    @     Autozone, Inc.                                 22,791
       2,200    @     Bed Bath & Beyond, Inc.                        85,382
         800    @     Best Buy Co., Inc.                             35,136
         900    @     Big Lots, Inc.                                 13,536
       3,000          Costco Wholesale Corp.                        109,800
       2,600          CVS Corp.                                      72,878
       1,300          Darden Restaurants, Inc.                       24,674
         800          Dillard's, Inc.                                10,776
       3,700          Dollar General Corp.                           67,562
       1,400          Family Dollar Stores                           53,410

   Shares                                                         Value
---------------------------------------------------------------------------
       2,000    @     Federated Department Stores              $     73,700
       6,700          Gap, Inc.                                     125,692
      17,200          Home Depot, Inc.                              569,664
       2,100          JC Penney Co., Inc. Holding Co.                35,385
       3,600          Limited Brands                                 55,800
       5,650          Lowe's Cos., Inc.                             242,667
         750          May Department Stores Co.                      16,695
       9,300          McDonald's Corp.                              205,158
       2,800    @     Office Depot, Inc.                             40,628
         900          RadioShack Corp.                               23,679
       3,950    @     Staples, Inc.                                  72,482
       2,600    @     Starbucks Corp.                                63,752
       3,300          TJX Cos., Inc.                                 62,172
       1,500    @     Toys R US, Inc.                                18,180
       9,500          Walgreen Co.                                  285,950
      31,150          Wal-Mart Stores, Inc.                       1,671,820
       1,100          Wendy's Intl., Inc.                            31,867
       2,000    @     Yum! Brands, Inc.                              59,120
                                                               ------------
                                                                  4,186,512
                                                               ------------
                      SAVINGS & LOANS: 0.1%
       1,000          Golden West Financial Corp.                    80,010
      11,400          Washington Mutual, Inc.                       470,820
                                                               ------------
                                                                    550,830
                                                               ------------
                      SEMICONDUCTORS: 0.4%
       2,400    @     Altera Corp.                                   39,360
       2,600    @     Analog Devices, Inc.                           90,532
      11,750    @     Applied Materials, Inc.                       186,355
      46,600          Intel Corp.                                   968,534
         400    @     Kla-Tencor Corp.                               18,596
       2,000          Linear Technology Corp.                        64,420
       1,000    @     LSI Logic Corp.                                 7,080
       2,300          Maxim Integrated Products                      78,637
         900    @     Novellus Systems, Inc.                         32,959
         700    @     Nvidia Corp.                                   16,107
         600    @     QLogic Corp.                                   28,998
       2,600    @     Xilinx, Inc.                                   65,806
                                                               ------------
                                                                  1,597,384
                                                               ------------
                      SOFTWARE: 1.0%
       2,250          Adobe Systems, Inc.                            72,158
         600          Autodesk, Inc.                                  9,696
       4,100          Automatic Data Processing                     138,826
       1,300    @     BMC Software, Inc.                             21,229
       1,650    @     Citrix Systems, Inc.                           33,594
       6,950          Computer Associates Intl., Inc.               154,846
       3,100    @     Compuware Corp.                                17,887
         900    @     Electronic Arts, Inc.                          66,591
       5,100          First Data Corp.                              211,344
       1,600    @     Fiserv, Inc.                                   56,976
       2,100          IMS Health, Inc.                               37,779
       1,750    @     Intuit, Inc.                                   77,927
         800    @     Mercury Interactive Corp.                      30,888
     103,000          Microsoft Corp.                             2,637,830
      63,350    @     Oracle Corp.                                  761,467
         800    @     Peoplesoft, Inc.                               14,072
       5,300    @     Siebel Systems, Inc.                           50,562
       5,150    @     Veritas Software Corp.                        147,650
                                                               ------------
                                                                  4,541,322
                                                               ------------
                      TELECOMMUNICATIONS: 0.9%
       1,800    @     Alltel Corp.                                   86,796
         100    @     Andrew Corp.                                      920
       4,000          AT&T Corp.                                     77,000
      16,100    @     AT&T Wireless Services, Inc.                  132,181
       4,200    @     Avaya, Inc.                                    27,132
      14,900          BellSouth Corp.                               396,787

                 See Accompanying Notes to Financial Statements

ING
GET
FUND
SERIES V    PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      TELECOMMUNICATIONS (CONTINUED)
         800          CenturyTel, Inc.                         $     27,880
       3,800    @     Ciena Corp.                                    19,722
      50,050    @     Cisco Systems, Inc.                           835,335
       1,400    @     Citizens Communications Co.                    18,046
       2,100    @     Comverse Technology, Inc.                      31,563
       7,300          Corning, Inc.                                  53,947
       5,700          Motorola, Inc.                                 53,751
      10,950    @     Nextel Communications, Inc.                   197,976
       5,600    @     Qualcomm, Inc.                                200,200
      27,800          SBC Communications, Inc.                      710,290
       1,800          Scientific-Atlanta, Inc.                       42,912
       6,500          Sprint Corp.-FON Group                         93,600
       2,000    @     Tellabs, Inc.                                  13,140
      28,800          Verizon Communications, Inc.                1,136,160
                                                               ------------
                                                                  4,155,338
                                                               ------------
                      TEXTILES: 0.0%
       1,300          Cintas Corp.                                   46,072
                                                               ------------
                                                                     46,072
                                                               ------------
                      TOYS/GAMES/HOBBIES: 0.0%
       1,100          Hasbro, Inc.                                   19,239
       5,000          Mattel, Inc.                                   94,600
                                                               ------------
                                                                    113,839
                                                               ------------
                      TRANSPORTATION: 0.3%
       2,700          Burlington Northern Santa Fe Corp.             76,788
         600          CSX Corp.                                      18,054
       3,300          FedEx Corp.                                   204,699
       2,600          Norfolk Southern Corp.                         49,920
         600          Union Pacific Corp.                            34,812
      13,150          United Parcel Service, Inc.                   837,655
                                                               ------------
                                                                  1,221,928
                                                               ------------
                      TRUCKING & LEASING: 0.0%
         600          Ryder System, Inc.                             15,372
                                                               ------------
                                                                     15,372
                                                               ------------
                      Total Common Stock
                       (Cost $67,785,284)                        66,186,127
                                                               ------------
 Principal
   Amount                                                         Value
---------------------------------------------------------------------------
NOTES/BONDS: 15.1%
                      REGIONAL (STATE/PROVINCE): 0.9%
$  4,604,000          Tennessee Valley Authority Zero Coupon,
                       due 07/15/08                            $  3,972,907
                                                               ------------
                                                                  3,972,907
                                                               ------------
                      SOVEREIGN: 14.2%
  14,205,000          FICO Strip, Zero Coupon, due 06/27/08      12,256,671
   5,763,000          FICO Strip, Zero Coupon, due 10/06/08       4,910,802
  55,000,000          Zero Coupon, due 07/15/08                  48,135,505
                                                               ------------
                                                                 65,302,978
                                                               ------------
                      Total Notes/Bonds
                       (Cost $70,969,958)                        69,275,885
                                                               ------------

 Principal
   Amount                                                         Value
---------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 47.9%
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION -- STRIP: 47.9%
$109,000,000    @     Zero Coupon, due 05/15/08                $ 95,347,641
   5,375,000    @     Zero Coupon, due 07/15/08                   4,664,570
 140,000,000    @     Zero Coupon, due 10/15/08                 120,102,500
                                                               ------------
                                                                220,114,711
                                                               ------------
                      Total U.S. Government Agency
                       Obligations
                       (Cost $224,857,293)                      220,114,711
                                                               ------------
U.S. TREASURY OBLIGATION: 21.7%
                      U.S. TREASURY STRIP: 21.7%
 112,100,000          Zero Coupon, due 05/15/08                  99,481,463
                                                               ------------
                                                                 99,481,463
                                                               ------------
                      Total U.S. Treasury Obligation
                       (Cost $101,264,661)                       99,481,463
                                                               ------------
SHORT-TERM INVESTMENT: 1.0%
                      REPURCHASE AGREEMENT: 1.0%
$  4,416,000          Goldman Sachs Repurchase Agreement,
                       dated 06/30/03, 1.200% due 07/01/03,
                       $1,416,147 to be received upon
                       repurchase (Collateralized by
                       $3,136,000 Federal Home Loan Mortgage
                       Corp., 0.000%, Market Value
                       $3,082,463, due 08/04/05 and
                       $1,335,000 Federal Home Loan Bank,
                       3.375%, Market Value $1,338,477, due
                       06/15/04)                                  4,416,000
                                                               ------------
                                                                  4,416,000
                                                               ------------
                      Total Short-Term Investment
                       (Cost $4,416,000)                          4,416,000
                                                               ------------

              TOTAL INVESTMENTS IN SECURITIES
               (COST $469,293,196)*                    100.0%  $459,474,186
              OTHER ASSETS AND LIABILITIES-NET          (0.0)      (186,822)
                                                       ------  ------------
              NET ASSETS                               100.0%  $459,287,364
                                                       ======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized depreciation
      consists of:

     Gross Unrealized Appreciation                              $    399,301
     Gross Unrealized Depreciation                               (10,218,311)
                                                                ------------
     Net Unrealized Depreciation                                $ (9,819,010)
                                                                ============

                 See Accompanying Notes to Financial Statements

                  TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------
The business and affairs of the Trusts are managed under the direction of the Trusts' Board of Trustees. A Trustee who is not an interested person of the Trusts, as defined in the 1940 Act, is an independent trustee ("Independent Trustee"). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                                  TERM OF OFFICE
                                                    AND LENGTH
                               POSITION(S) HELD       OF TIME              PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE             WITH TRUST         SERVED(1)            DURING THE PAST FIVE YEARS
---------------------          ----------------   --------------          --------------------------
INDEPENDENT TRUSTEES

Albert E. DePrince, Jr.          Trustee          June, 1998 to    Director, Business and Economic Research
7337 E. Doubletree Ranch Rd.                      Present          Center (1999 to present) and Professor
Scottsdale, AZ 85258                                               of Economics and Finance, Middle
Born: 1941                                                         Tennessee State University (1991 to
                                                                   present).

Maria T. Fighetti                Trustee          April, 1994 to   Associate Commissioner, Contract
7337 E. Doubletree Ranch Rd.                      Present          Management -- Health Services for New
Scottsdale, AZ 85258                                               York City Department of Mental Health,
Born: 1943                                                         Mental Retardation and Alcohol Services
                                                                   (1973 to 2002).

Sidney Koch                      Trustee          April, 1994 to   Financial Adviser and Self-Employed
7337 E. Doubletree Ranch Rd.                      Present          (January 1993 to present).
Scottsdale, AZ 85258
Born: 1935

Corine T. Norgaard               Trustee          June, 1991 to    Dean, Barney School of Business,
7337 E. Doubletree Ranch Rd.                      Present          University of Hartford (August 1996 to
Scottsdale, AZ 85258                                               present).
Born: 1937

Edward T. O'Dell                 Trustee          June, 2002 to    Formerly, Partner/Chairman of Financial
7337 E. Doubletree Ranch Rd.                      Present          Service Group, Goodwin Proctor LLP (June
Scottsdale, AZ 85258                                               1966 to September 2000); Chairman,
Born: 1935                                                         Committee I -- International Bar
                                                                   Association (1995 to 1999).

Joseph E. Obermeyer(2)           Trustee          January, 2003    President, Obermeyer & Associates, Inc.
7337 E. Doubletree Ranch Rd.                      to Present       (November 1999 to present) and Senior
Scottsdale, AZ 85258                                               Manager, Arthur Anderson LLP (1995 to
Born: 1957                                                         October 1999).

TRUSTEES WHO ARE "INTERESTED PERSONS"

J. Scott Fox(3)                  Trustee          December, 1997   President and Chief Executive Officer
Aeltus Investment Management,                     to Present       (April 2001 to present), Managing
  Inc.                                                             Director and Chief Operating Officer
10 State House Square                                              (April 1994 to April 2001), Chief
Hartford, Connecticut                                              Financial Officer (April 1994 to July
Born: 1955                                                         2001), Aeltus Investment Management,
                                                                   Inc.; Executive Vice President (April
                                                                   2001 to present), Director, Chief
                                                                   Operating Officer (February 1995 to
                                                                   present), Chief Financial Officer,
                                                                   Managing Director (February 1995 to
                                                                   April 2001), Aeltus Capital, Inc.;
                                                                   Senior Vice President -- Operations,
                                                                   Aetna Life Insurance and Annuity
                                                                   Company, March 1997 to December 1997.

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX
                               OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE           DIRECTOR            HELD BY DIRECTOR
---------------------          -----------        -------------------
INDEPENDENT TRUSTEES
Albert E. DePrince, Jr.           54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1941
Maria T. Fighetti                 54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1943
Sidney Koch                       54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1935
Corine T. Norgaard                54         Director/Trustee, Mass Mutual
7337 E. Doubletree Ranch Rd.                 Corporate Investors
Scottsdale, AZ 85258
Born: 1937
Edward T. O'Dell                  54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1935
Joseph E. Obermeyer(2)            54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1957
TRUSTEES WHO ARE "INTERESTED
J. Scott Fox(3)                   54         Mr. Fox is a Director of IPC
Aeltus Investment Management,                Financial Network, Inc.
  Inc.
10 State House Square
Hartford, Connecticut
Born: 1955

--------------------------------------------------------------------------------

                                                  TERM OF OFFICE
                                                    AND LENGTH
                               POSITION(S) HELD       OF TIME              PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE             WITH TRUST         SERVED(1)            DURING THE PAST FIVE YEARS
---------------------          ----------------   --------------          --------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
Thomas J. McInerney(4)           Trustee          April, 2002 to   Chief Executive Officer, ING U.S.
7337 E. Doubletree Ranch Rd.                      Present          Financial Services (September 2001 to
Scottsdale, AZ 85258                                               present); General Manager and Chief
Born: 1956                                                         Executive Officer, ING U.S. Worksite
                                                                   Financial Services (December 2000 to
                                                                   present); Member, ING Americas Executive
                                                                   Committee (2001 to present); President,
                                                                   Chief Executive Officer and Director of
                                                                   Northern Life Insurance Company (2001 to
                                                                   present), ING Aeltus Holding Company,
                                                                   Inc. (2000 to present), ING Retail
                                                                   Holding Company (1998 to present).
                                                                   Formerly, ING Life Insurance and Annuity
                                                                   Company (1997 to November 2002); ING
                                                                   Retirement Holdings, Inc. (1997 to March
                                                                   2003). General Manager and Chief
                                                                   Executive Officer, ING Worksite Division
                                                                   (December 2000 to October 2001),
                                                                   President, ING-SCI, Inc. (August 1997 to
                                                                   December 2000); President, Aetna
                                                                   Financial Services (August 1997 to
                                                                   December 2000); Head of National
                                                                   Accounts, Core Sales and Marketing,
                                                                   Aetna U.S. Healthcare (April 1996 to
                                                                   March 1997).

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX
                               OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE           DIRECTOR            HELD BY DIRECTOR
---------------------          -----------        -------------------
TRUSTEES WHO ARE "INTERESTED
Thomas J. McInerney(4)            165        Director, Hemisphere, Inc.
7337 E. Doubletree Ranch Rd.                 (May 2003 to present).
Scottsdale, AZ 85258                         Trustee, ING Investors Trust
Born: 1956                                   (February 2002 to present);
                                             Director, Equitable Life
                                             Insurance Co., Golden American
                                             Life Insurance Co., Life
                                             Insurance Company of Georgia,
                                             Midwestern United Life
                                             Insurance Co., ReliaStar Life
                                             Insurance Co., Security Life
                                             of Denver, Security
                                             Connecticut Life Insurance
                                             Co., Southland Life Insurance
                                             Co., USG Annuity and Life
                                             Company, and United Life and
                                             Annuity Insurance Co. Inc
                                             (March 2001 to present);
                                             Trustee, Ameribest Life
                                             Insurance Co., (2001 to 2003);
                                             Trustee, First Columbine Life
                                             Insurance Co., (2001 to 2002);
                                             Member of the Board, National
                                             Commission on Retirement
                                             Policy, Governor's Council on
                                             Economic Competitiveness and
                                             Technology of Connecticut,
                                             Connecticut Business and
                                             Industry Association,
                                             Bushnell; Connecticut Forum;
                                             Metro Hartford Chamber of
                                             Commerce; and is Chairman,
                                             Concerned Citizens for
                                             Effective Government.

------------------

(1) Directors serve until their successors are duly elected and qualified, subject to the Board's retirement policy.

(2) Mr. Obermeyer was elected to the Board on January 1, 2003.

(3) Mr. Fox is an "interested person", as defined by the Investment Company Act of 1940 Act, as amended ("1940 Act"), because of his relationship with Aeltus Investment Management, Inc., an affiliate of ING Investments, LLC.

(4) Mr. McInerney is an "interested person", as defined by the Investment Company Act of 1940 Act, as amended ("1940 Act") because of his relationship with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.

--------------------------------------------------------------------------------

                                                            TERM OF OFFICE
                                     POSITIONS HELD          AND LENGTH OF               PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                  WITH TRUST             SERVICE(1)                DURING THE LAST FIVE YEARS
---------------------                --------------         --------------              --------------------------
OFFICERS:

James M. Hennessy                  President, Chief         February 2002        President and Chief Executive Officer,
7337 E. Doubletree Ranch Rd.       Executive Officer,       to Present           ING Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258               and Chief Operating                           Services, LLC, ING Advisors, Inc., ING
Born: 1949                         Officer                                       Investments, LLC, Lexington Funds
                                                                                 Distributor, Inc., Express America T.C.,
                                                                                 Inc. and EAMC Liquidation Corp.
                                                                                 (December 2001 to present); Executive
                                                                                 Vice President and Chief Operating
                                                                                 Officer and ING Funds Distributor, LLC
                                                                                 (June 2000 to present). Formerly,
                                                                                 Executive Vice President and Chief
                                                                                 Operating Officer, ING Quantitative
                                                                                 Management, Inc. (October 2001 to
                                                                                 September 2002), Senior Executive Vice
                                                                                 President (June 2000 to December 2000)
                                                                                 and Secretary (April 1995 to December
                                                                                 2000), ING Capital Corporation, LLC, ING
                                                                                 Funds Services, LLC, ING Investments,
                                                                                 LLC, ING Advisors, Inc., Express America
                                                                                 T.C., Inc. and EAMC Liquidation Corp.;
                                                                                 Executive Vice President, ING Capital
                                                                                 Corporation, LLC and its affiliates (May
                                                                                 1998 to June 2000); and Senior Vice
                                                                                 President, ING Capital Corporation, LLC
                                                                                 and its affiliates (April 1995 to April
                                                                                 1998).

Stanley D. Vyner                   Executive Vice           February 2002        Executive Vice President of ING
7337 E. Doubletree Ranch Rd.       President                to Present           Advisors, Inc. and ING Investments, LLC
Scottsdale, AZ 85258                                                             (July 2000 to present) and Chief
Born: 1950                                                                       Investment Officer of the International
                                                                                 Portfolios, ING Investments, LLC (July
                                                                                 1996 to present). Formerly, President
                                                                                 and Chief Executive Officer of ING
                                                                                 Investments, LLC (August 1996 to August
                                                                                 2000).

Michael J. Roland                  Executive Vice           April 2002 to        Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.       President and            Present              Financial Officer and Treasurer of ING
Scottsdale, AZ 85258               Assistant Secretary                           Funds Services, LLC, ING Funds
Born: 1958                         Principal Financial      February 2002        Distributor, LLC, ING Advisors, Inc.,
                                   Officer                  to Present           ING Investments, LLC, Lexington Funds
                                                                                 Distributor, Inc., Express America T.C.
                                                                                 Inc. and EAMC Liquidation Corp.
                                                                                 (December 2001 to present). Formerly,
                                                                                 Executive Vice President, Chief
                                                                                 Financial Officer and Treasurer ING
                                                                                 Quantitative Management (December 2001
                                                                                 to September 2002), formerly, Senior
                                                                                 Vice President, ING Funds Services, LLC,
                                                                                 ING Investments, LLC, and ING Funds
                                                                                 Distributor, LLC (June 1998 to December
                                                                                 2001) and Chief Financial Officer of
                                                                                 Endeavor Group (April 1997 to June
                                                                                 1998).

Robert S. Naka                     Senior Vice              February 2002        Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.       President and            to Present           Secretary of ING Funds Services, LLC,
Scottsdale, AZ 85258               Assistant Secretary                           ING Funds Distributor, LLC, ING
Born: 1963                                                                       Advisors, Inc., ING Capital Corporation,
                                                                                 LLC, ING Investments, LLC, (October 2001
                                                                                 to present) and Lexington Funds
                                                                                 Distributor, Inc. (December 2001 to
                                                                                 present). Formerly, Senior Vice
                                                                                 President and Assistant Secretary, ING
                                                                                 Quantitative Management, Inc. (October
                                                                                 2001 to September 2002). Formerly, Vice
                                                                                 President, ING Investments, LLC (April
                                                                                 1997 to October 1999), ING Funds
                                                                                 Services, LLC (February 1997 to August
                                                                                 1999) and Assistant Vice President, ING
                                                                                 Funds Services, LLC (August 1995 to
                                                                                 February 1997).

Robyn L. Ichilov                   Vice President and       February 2002        Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.       Treasurer                to Present           LLC (October 2001 to present) and ING
Scottsdale, AZ 85258                                                             Investments, LLC (August 1997 to
Born: 1967                                                                       present); Accounting Manager, ING
                                                                                 Investments, LLC (November 1995 to
                                                                                 present).

Kimberly A. Anderson               Vice President and       February 2002        Vice President and Secretary of ING
7337 E. Doubletree Ranch Rd.       Secretary                to Present           Funds Services, LLC, ING Funds
Scottsdale, AZ 85258                                                             Distributor, LLC, ING Advisors, Inc.,
Born: 1964                                                                       ING Investments, LLC (October 2001 to
                                                                                 present) and Lexington Funds
                                                                                 Distributor, Inc. (December 2001 to
                                                                                 present). Formerly, Vice President, ING
                                                                                 Quantitative Management, Inc. (October
                                                                                 2001 to September 2002). Formerly,
                                                                                 Assistant Vice President of ING Funds
                                                                                 Services, LLC (November 1999 to January
                                                                                 2001) and has held various other
                                                                                 positions with ING Funds Services, LLC
                                                                                 for more than the last five years.

Lauren D. Bensinger                Vice President           March 2003 to        Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                                Present              Officer, ING Funds Distributor, LLC
Scottsdale, AZ 85258                                                             (July 1995 to present); Vice President
Born: 1954                                                                       (February 1996 to present) and Chief
                                                                                 Compliance Officer (October 2001 to
                                                                                 present) ING Investments, LLC; Vice
                                                                                 President and Chief Compliance Officer,
                                                                                 ING Advisors, Inc. (July 2000 to
                                                                                 present), Vice President and Chief
                                                                                 Compliance Officer, ING Quantitative
                                                                                 Management, Inc. (July 2000 to September
                                                                                 2002), and Vice President, ING Funds
                                                                                 Services, LLC (July 1995 to present).

--------------------------------------------------------------------------------

                                                            TERM OF OFFICE
                                     POSITIONS HELD          AND LENGTH OF               PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                  WITH TRUST             SERVICE(1)                DURING THE LAST FIVE YEARS
---------------------                --------------         --------------              --------------------------
OFFICERS:
Maria M. Anderson                  Assistant Vice           April 2002 to        Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.       President                Present              Services, LLC (October 2001 to present).
Scottsdale, AZ 85258                                                             Formerly, Manager of Fund Accounting and
Born: 1958                                                                       Fund Compliance, ING Investments, LLC
                                                                                 (September 1999 to November 2001);
                                                                                 Section Manager of Fund Accounting,
                                                                                 Stein Roe Mutual Funds (July 1998 to
                                                                                 August 1999); and Financial Reporting
                                                                                 Analyst, Stein Roe Mutual Funds (August
                                                                                 1997 to July 1998).

Todd Modic                         Assistant Vice           April 2002 to        Vice-President of Financial
7337 E. Doubletree Ranch Rd.       President                Present              Reporting -- Fund Accounting of ING
Scottsdale, AZ 85258                                                             Funds Services, LLC (September 2002 to
Born: 1967                                                                       present); Director of Financial
                                                                                 Reporting of ING Funds Services, LLC
                                                                                 (March 2001 to September 2002).
                                                                                 Formerly, Director of Financial
                                                                                 Reporting, Axient Communications, Inc.
                                                                                 (May 2000 to January 2001) and Director
                                                                                 of Finance, Rural/Metro Corporation
                                                                                 (March 1995 to May 2000).

Susan P. Kinens                    Assistant Vice           March 2003 to        Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.       President and            Present              Secretary, ING Funds Services, LLC
Scottsdale, AZ 85258               Assistant Secretary                           (December 2002 to present); and has held
Born: 1976                                                                       various other positions with ING Funds
                                                                                 Services, LLC for the last five years.

------------------

(1) The officers hold office until the next annual meeting of the Directors and until their successors are duly elected and qualified.

      INVESTMENT MANAGER

      ING Investments, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      ADMINISTRATOR

      ING Funds Services, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      DISTRIBUTOR

      ING Funds Distributor, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258
      1-800-992-0180

      TRANSFER AGENT

      DST Systems, Inc.
      P.O. Box 419368
      Kansas City, Missouri 64141-6368

      CUSTODIAN

      Bank of New York
      100 Colonial Center Parkway, Suite 300
      Lake Mary, Florida 32746

      LEGAL COUNSEL

      Dechert
      1775 Eye Street, N.W.
      Washington, D.C. 20006

      INDEPENDENT AUDITORS

      KPMG LLP
      99 High Street
      Boston, MA 02110-2371

      Contact your investment professional, or call (800) 992-0180 for a current ING Funds prospectus. The prospectuses contain more complete information on all charges, fees, risks and expenses. Please read the prospectus carefully before investing or sending money.


[ING FUNDS LOGO]                                      GETSAR0603-081803

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEMS 4-8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)   Not  applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT. The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING GET Fund


By  /s/ James M. Hennessy
    ---------------------------------------
      James M. Hennessy
      President and Chief Executive Officer

Date:  August 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ James M. Hennessy
    ---------------------------------------
      James M. Hennessy
      President and Chief Executive Officer

Date:  August 28, 2003


By /s/ Michael J. Roland
    ---------------------------------------
      Michael J. Roland
      Executive Vice President and Chief Financial Officer


Date:  August 28, 2003